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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]

                      [ ] Post-Effective Amendment No. [ ]

                        (Check Appropriate Box or Boxes)


                       RiverSource Large Cap Series, Inc.
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 (612) 671-1947
 -------------------------------------------------------------------------------
                        (Area Code and Telephone Number)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
 -------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)


                                Scott R. Plummer
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


        5228 Ameriprise Financial Center    Minneapolis    MN        55474
 -------------------------------------------------------------------------------
               (Number and Street)            (City)     (State)  (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:  Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on Nov. 20, 2007.


================================================================================

                              RIVERSOURCE(R) FUNDS

                        734 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474

               NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                            TO BE HELD JAN. 29, 2008

                           RiverSource Core Bond Fund
                      RiverSource Fundamental Growth Fund
                     RiverSource International Equity Fund
                   RiverSource Massachusetts Tax-Exempt Fund
                      RiverSource Michigan Tax-Exempt Fund
                     RiverSource Minnesota Tax-Exempt Fund
                        RiverSource Ohio Tax-Exempt Fund
                             RiverSource Value Fund

A Joint Special Meeting of Shareholders (the "Meeting") of each of the Funds listed above will be held at 10:00 a.m. on Jan. 29, 2008, in the Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402. At the meeting, shareholders will consider the following proposals:

1. To approve an Agreement and Plan of Reorganization between RiverSource Core Bond Fund ("Core Bond Fund" or the "Selling Fund") and RiverSource Diversified Bond Fund ("Diversified Bond Fund" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B, C, I, R2, R3, R4, R5 and W shares to the Buying Fund in exchange for corresponding Class A, B, C, I, R2, R3, R4, R5 and W shares of the Buying Fund and the assumption by the Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

2. To approve an Agreement and Plan of Reorganization between RiverSource Fundamental Growth Fund ("Fundamental Growth Fund" or the "Selling Fund") and RiverSource Growth Fund ("Growth Fund" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B, C, I and R4 shares to the Buying Fund in exchange for corresponding Class A, B, C, I and R4 shares of the Buying Fund and the assumption by the Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

3. To approve an Agreement and Plan of Reorganization between RiverSource International Equity Fund ("International Equity Fund" or the "Selling Fund") and RiverSource Disciplined International Equity Fund ("Disciplined International Equity" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B, C, I and R4 shares to the Buying Fund in exchange for corresponding Class A, B, C, I and R4 shares of the Buying Fund and the assumption by the Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

4. To approve an Agreement and Plan of Reorganization between RiverSource Massachusetts Tax-Exempt Fund ("Massachusetts Tax-Exempt Fund" or the "Selling Fund") and RiverSource Tax-Exempt High Income Fund ("Tax-Exempt High Income Fund" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B and C shares to the Buying Fund in exchange for corresponding Class A, B and C shares of the Buying Fund and the assumption by the Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

5. To approve an Agreement and Plan of Reorganization between RiverSource Michigan Tax-Exempt Fund ("Michigan Tax-Exempt Fund" or the "Selling Fund") and RiverSource Tax-Exempt High Income Fund ("Tax-Exempt High Income Fund" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B and C shares to the Buying Fund in exchange for corresponding Class A, B and C shares of the Buying Fund and the assumption by the Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

6. To approve an Agreement and Plan of Reorganization between RiverSource Ohio Tax-Exempt Fund ("Ohio Tax-Exempt Fund" or the "Selling Fund") and RiverSource Tax-Exempt High Income Fund ("Tax-Exempt High Income Fund" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B and C shares to the Buying Fund in exchange for corresponding Class A, B and C shares of the Buying Fund and the assumption by the

   Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

7. To approve an Agreement and Plan of Reorganization between RiverSource Value Fund ("Value Fund" or the "Selling Fund") and RiverSource Diversified Equity Income Fund ("Diversified Equity Income Fund" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Class A, B, C, I and R4 shares to the Buying Fund in exchange for corresponding Class A, B, C, I and R4 shares of the Buying Fund and the assumption by the Buying Fund of all liabilities of the Selling Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund.

8. To approve a change in the classification of RiverSource Minnesota Tax-Exempt Fund ("Minnesota Tax-Exempt Fund") from a "diversified" fund to a "non-diversified" fund, as such terms are defined under the Investment Company Act of 1940, as amended.

9. Other business as may properly come before the Meeting, or any adjournment of the Meeting.

Please take some time to read the proxy statement. It discusses these proposals in more detail. If you were a shareholder on Nov. 30, 2007, you may vote at the Meeting or any adjournment of the Meeting. We hope you can attend the Meeting. If you cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call toll free at (866) 438-8932. It is important that you vote. The Board of Directors/Trustees of each RiverSource Fund recommends that you vote FOR each of the proposals. This proxy statement was first mailed to shareholders on or about Dec. 1, 2007.

  By order of the Boards of Directors/Trustees

  Scott R. Plummer, Secretary

  Dec. 1, 2007

                         RiverSource(R) Core Bond Fund
                      RiverSource Fundamental Growth Fund
                     RiverSource International Equity Fund
                   RiverSource Massachusetts Tax-Exempt Fund
                      RiverSource Michigan Tax-Exempt Fund
                     RiverSource Minnesota Tax-Exempt Fund
                        RiverSource Ohio Tax-Exempt Fund
                             RiverSource Value Fund

                      COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED DEC. 1, 2007

This document is a proxy statement for each Selling Fund (as defined below) and RiverSource Minnesota Tax-Exempt Fund (the "Minnesota Tax-Exempt Fund") and a prospectus for each Buying Fund (as defined below). The address of each of the funds is 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474. This combined proxy statement/prospectus contains information you should know before voting on the following proposals:

                                                                           TO BE VOTED ON BY
                         PROPOSALS                                         SHAREHOLDERS OF:
--------------------------------------------------------------------------------------------------------
1. To approve an Agreement and Plan of Reorganization          RiverSource Core Bond Fund
   between RiverSource Core Bond Fund ("Core Bond Fund" or
   the "Selling Fund") and RiverSource Diversified Bond Fund
   ("Diversified Bond Fund" or the "Buying Fund"). Under
   this Agreement, the Selling Fund will transfer all of its
   assets attributable to Class A, B, C, I, R2, R3, R4, R5
   and W shares to the Buying Fund in exchange for
   corresponding Class A, B, C, I, R2, R3, R4, R5 and W
   shares of the Buying Fund and the assumption by the
   Buying Fund of all liabilities of the Selling Fund. These
   shares will be distributed proportionately to you and the
   other shareholders of the Selling Fund.

--------------------------------------------------------------------------------------------------------
2. To approve an Agreement and Plan of Reorganization          RiverSource Fundamental Growth Fund
   between RiverSource Fundamental Growth Fund ("Fundamental
   Growth Fund" or the "Selling Fund") and RiverSource
   Growth Fund ("Growth Fund" or the "Buying Fund"). Under
   this Agreement, the Selling Fund will transfer all of its
   assets attributable to Class A, B, C, I and R4 shares to
   the Buying Fund in exchange for corresponding A, B, C, I
   and R4 shares of the Buying Fund and the assumption by
   the Buying Fund of all liabilities of the Selling Fund.
   These shares will be distributed proportionately to you
   and the other shareholders of the Selling Fund.

--------------------------------------------------------------------------------------------------------
3. To approve an Agreement and Plan of Reorganization          RiverSource International Equity Fund
   between RiverSource International Equity Fund
   ("International Equity Fund" or the "Selling Fund") and
   RiverSource Disciplined International Equity Fund
   ("Disciplined International Equity Fund" or the "Buying
   Fund"). Under this Agreement, the Selling Fund will
   transfer all of its assets attributable to Class A, B, C,
   I and R4 shares to the Buying Fund in exchange for
   corresponding Class A, B, C, I and R4 shares of the
   Buying Fund and the assumption by the Buying Fund of all
   liabilities of the Selling Fund. These shares will be
   distributed proportionately to you and the other
   shareholders of the Selling Fund.

--------------------------------------------------------------------------------------------------------
4. To approve an Agreement and Plan of Reorganization          RiverSource Massachusetts Tax-Exempt Fund
   between RiverSource Massachusetts Tax-Exempt Fund
   ("Massachusetts Tax-Exempt Fund" or the "Selling Fund")
   and RiverSource Tax-Exempt High Income Fund ("Tax-Exempt
   High Income Fund" or the "Buying Fund"). Under this
   Agreement, the Selling Fund will transfer all of its
   assets attributable to Class A, B and C shares to the
   Buying Fund in exchange for corresponding Class A, B and
   C shares of the Buying Fund and the assumption by the
   Buying Fund of all liabilities of the Selling Fund. These
   shares will be distributed proportionately to you and the
   other shareholders of the Selling Fund.

--------------------------------------------------------------------------------------------------------
5. To approve an Agreement and Plan of Reorganization          RiverSource Michigan Tax-Exempt Fund
   between RiverSource Michigan Tax-Exempt Fund ("Michigan
   Tax-Exempt Fund" or the "Selling Fund") and RiverSource
   Tax-Exempt High Income Fund ("Tax-Exempt High Income
   Fund" or the "Buying Fund"). Under this Agreement, the
   Selling Fund will transfer all of its assets attributable
   to Class A, B and C shares to the Buying Fund in exchange
   for corresponding Class A, B and C shares of the Buying
   Fund and the assumption by the Buying Fund of all
   liabilities of the Selling Fund. These shares will be
   distributed proportionately to you and the other
   shareholders of the Selling Fund.

                                          RIVERSOURCE FUNDS -- PROXY STATEMENT 1

                                                                           TO BE VOTED ON BY
                         PROPOSALS                                         SHAREHOLDERS OF:
--------------------------------------------------------------------------------------------------------
6. To approve an Agreement and Plan of Reorganization          RiverSource Ohio Tax-Exempt Fund
   between RiverSource Ohio Tax-Exempt Fund ("Ohio
   Tax-Exempt Fund" or the "Selling Fund") and RiverSource
   Tax-Exempt High Income Fund ("Tax-Exempt High Income
   Fund" or the "Buying Fund"). Under this Agreement, the
   Selling Fund will transfer all of its assets attributable
   to Class A, B and C shares to the Buying Fund in exchange
   for corresponding A, B and C shares of the Buying Fund
   and the assumption by the Buying Fund of all liabilities
   of the Selling Fund. These shares will be distributed
   proportionately to you and the other shareholders of the
   Selling Fund.

--------------------------------------------------------------------------------------------------------
7. To approve an Agreement and Plan of Reorganization          RiverSource Value Fund
   between RiverSource Value Fund ("Value Fund" or the
   "Selling Fund") and RiverSource Diversified Equity Income
   Fund ("Diversified Equity Income Fund" or the "Buying
   Fund"). Under this Agreement, the Selling Fund will
   transfer all of its assets attributable to Class A, B, C,
   I and R4 shares to the Buying Fund in exchange for
   corresponding Class A, B, C, I and R4 shares of the
   Buying Fund and the assumption by the Buying Fund of all
   liabilities of the Selling Fund. These shares will be
   distributed proportionately to you and the other
   shareholders of the Selling Fund.

--------------------------------------------------------------------------------------------------------
8. To approve a change in the classification of RiverSource    RiverSource Minnesota Tax-Exempt Fund
   Minnesota Tax-Exempt Fund ("Minnesota Tax-Exempt Fund")
   from a "diversified" fund to a "non-diversified" fund, as
   such terms are defined under the Investment Company Act
   of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------------------------------

These proposals will be considered by shareholders of the Selling Funds and Minnesota Tax-Exempt Fund at a special joint meeting of such shareholders (the "Meeting") that will be held at 10:00 a.m. on Jan. 29, 2008, in the Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402. Each of the Minnesota Tax-Exempt Fund, the Selling Funds and the Buying Funds (collectively, the "Funds") is a series of a registered open-end management investment company. Please read this proxy statement/prospectus and keep it for future reference.

Although the Board of Directors/Trustees of each of the Funds (the "Board") proposes that each Selling Fund merge with the corresponding Buying Fund, the reorganization of each Selling Fund (each a "Reorganization") is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of another Selling Fund do not approve that Fund's Reorganization, it is expected that the Reorganization of the approved Selling Fund will take place as described in this proxy statement/prospectus.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund ("Reorganization Shares") and the assumption of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares in an amount equal to the value of the assets of the shares that it receives from the Selling Fund, less the liabilities it assumes. The Reorganization Shares of each class will be distributed to the Selling Fund's shareholders of the corresponding class in proportion to their holdings in the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as their Selling Fund shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of shares. If you already have a Buying Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for income tax purposes, the cost of the shares in the two accounts you owned will be combined.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this proxy statement/prospectus by reference:

- the prospectus of Core Bond Fund, dated Sept. 28, 2007;

- the prospectus of Fundamental Growth Fund, dated July 30, 2007;

- the prospectus of International Equity Fund, dated Dec. 29, 2006;

- the prospectus of Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt Fund dated Oct. 30, 2007;

- the prospectus of Value Fund, dated July 30, 2007;

- the Statement of Additional Information of the Selling Funds, dated Nov. 29, 2007;

 2 RIVERSOURCE FUNDS -- PROXY STATEMENT

- the Statement of Additional Information relating to the Reorganizations, dated Dec. 1, 2007 (the "Merger SAI");

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Core Bond Fund for the period ended July 31, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Diversified Bond Fund for the period ended Aug. 31, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Fundamental Growth Fund for the period ended May 31, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Growth Fund for the period ended July 31, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of International Equity Fund for the period ended Oct. 31, 2006 and the unaudited financial statements included in the Semiannual Report to Shareholders of International Equity Fund for the period ended April 30, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Disciplined International Equity Fund for the period ended Oct. 31, 2006 and the unaudited financial statements included in the Semiannual Report to Shareholders of Disciplined International Equity Fund for the period ended April 30, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt Fund for the period ended Aug. 31, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Tax-Exempt High Income Fund for the period ended Nov. 30, 2006 and the unaudited financial statements included in the Semiannual Report to Shareholders of Tax-Exempt High Income Fund for the period ended May 31, 2007;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Value Fund for the period ended May 31, 2007; and

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Diversified Equity Income Fund for the period ended Sept. 30, 2007.

For a copy at no charge of any of the documents listed above or to ask questions about this proxy statement/prospectus, call toll-free (866) 438-8932 or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and files reports, proxy materials and other information with the Securities and Exchange Commission ("SEC"). These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

Please note that each Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                          RIVERSOURCE FUNDS -- PROXY STATEMENT 3

                               TABLE OF CONTENTS

                                                                                              PAGE
                                                                                              ----
SECTION A -- REORGANIZATION PROPOSALS.....................................................       6
   SUMMARY................................................................................       6
      How Each Reorganization Will Work...................................................       6
      Fees and Expenses...................................................................       7
         Core Bond Fund/Diversified Bond Fund.............................................       7
         Fundamental Growth Fund/Growth Fund..............................................      11
         International Equity Fund/Disciplined International Equity Fund..................      13
         Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt
          Fund/Tax-Exempt High Income Fund................................................      16
         Value Fund/Diversified Equity Income Fund........................................      22
      Tax Consequences....................................................................      24
   PROPOSAL 1. REORGANIZATION OF CORE BOND FUND INTO DIVERSIFIED BOND FUND................      25
      Comparison of the Selling Fund and the Buying Fund..................................      25
         Comparison of Investment Objectives..............................................      25
         Comparison of Principal Investment Strategies....................................      25
         Comparison of Fundamental Policies...............................................      27
         Comparison of Nonfundamental Policies............................................      27
         Comparison of Principal Risk Factors.............................................      28
         Performance......................................................................      29
   PROPOSAL 2. REORGANIZATION OF FUNDAMENTAL GROWTH FUND INTO GROWTH FUND.................      32
      Comparison of the Selling Fund and the Buying Fund..................................      32
         Comparison of Investment Objectives..............................................      32
         Comparison of Principal Investment Strategies....................................      32
         Comparison of Fundamental Policies...............................................      33
         Comparison of Nonfundamental Policies............................................      34
         Comparison of Principal Risk Factors.............................................      34
         Performance......................................................................      35
   PROPOSAL 3. REORGANIZATION OF INTERNATIONAL EQUITY FUND INTO DISCIPLINED INTERNATIONAL
     EQUITY FUND..........................................................................      39
      Comparison of the Selling Fund and the Buying Fund..................................      39
         Comparison of Investment Objectives..............................................      39
         Comparison of Principal Investment Strategies....................................      39
         Comparison of Fundamental Policies...............................................      41
         Comparison of Nonfundamental Policies............................................      41
         Comparison of Principal Risk Factors.............................................      42
         Performance......................................................................      43

 4 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                                              PAGE
                                                                                              ----
   PROPOSALS 4, 5 AND 6. REORGANIZATION OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN
     TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND INTO TAX-EXEMPT HIGH INCOME FUND............      46
      Comparison of the Selling Funds and the Buying Fund.................................      46
         Comparison of Investment Objectives..............................................      46
         Comparison of Principal Investment Strategies....................................      46
         Comparison of Fundamental Policies...............................................      48
         Comparison of Nonfundamental Policies............................................      49
         Comparison of Principal Risk Factors.............................................      49
         Performance......................................................................      50
   PROPOSAL 7. REORGANIZATION OF VALUE FUND INTO DIVERSIFIED EQUITY INCOME FUND...........      56
      Comparison of the Selling Fund and the Buying Fund..................................      56
         Comparison of Investment Objectives..............................................      56
         Comparison of Principal Investment Strategies....................................      56
         Comparison of Fundamental Policies...............................................      58
         Comparison of Nonfundamental Policies............................................      59
         Comparison of Principal Risk Factors.............................................      59
         Performance......................................................................      60
   ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION.......................................      63
      Terms of the Reorganizations........................................................      63
      Conditions to Closing each Reorganization...........................................      63
      Termination of the Agreement........................................................      63
      Tax Status of the Reorganizations...................................................      63
      Reasons for the Proposed Reorganizations and Board Deliberations....................      65
      Boards' Determinations..............................................................      68
      Recommendation and Vote Required....................................................      69
SECTION B -- PROPOSAL FOR MINNESOTA TAX-EXEMPT FUND.......................................      70
   PROPOSAL 8. APPROVE OR REJECT CHANGE OF INVESTMENT COMPANY CLASSIFICATION TO
     "NON-DIVERSIFIED" FOR MINNESOTA TAX-EXEMPT FUND......................................      70
SECTION C -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION.............................      71
SECTION D -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS............      72
      Capitalization......................................................................      72
      Ownership of Fund Shares............................................................      75
      Financial Highlights................................................................      80
EXHIBITS
A. Form of Agreement and Plan of Reorganization...........................................     A.1
B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473......................     B.1
C. Additional Information Applicable to the Buying Funds..................................     C.1
D. Comparison of Organizational Documents.................................................     D.1

                                          RIVERSOURCE FUNDS -- PROXY STATEMENT 5

SECTION A -- REORGANIZATION PROPOSALS

The following information describes the proposed reorganization of each Selling Fund into a corresponding Buying Fund.

SUMMARY

This proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Selling Fund into the corresponding Buying Fund. A form of the Agreement is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in this summary.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund ("Reorganization Shares") and the assumption of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares in an amount equal to the value of the assets of the shares that it receives from the Selling Fund, less the liabilities it assumes. The Reorganization Shares of each class will be distributed to the Selling Fund's shareholders of the corresponding class in proportion to their holdings in the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as their Selling Fund shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of shares. If you already have a Buying Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for income tax purposes, the cost of the shares in the two accounts you owned will be combined.

- As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial institution for additional details.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

- After the Reorganization is completed, current Selling Fund shareholders will be shareholders of the Buying Fund. The Selling Fund will be terminated.

 6 RIVERSOURCE FUNDS -- PROXY STATEMENT

FEES AND EXPENSES

The following tables describe the fees and expenses that you pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The table also shows pro forma expenses of the Buying Fund assuming the proposed Reorganization had been effective at the beginning of the most recent fiscal year, adjusted to reflect current fees, as applicable. The fees and expenses below exclude the costs of this Reorganization, because these will be paid by RiverSource Investments, LLC ("RiverSource Investments" or "investment manager") and its affiliates.

REORGANIZATION OF CORE BOND FUND INTO DIVERSIFIED BOND FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                                 CLASS I, R2,
                                                                                                 R3, R4, R5
CORE BOND FUND (SELLING FUND)                                   CLASS A    CLASS B    CLASS C      & W
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             4.75%(a)   None       None          None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%          None
DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             4.75%(a)   None       None          None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%          None
DIVERSIFIED BOND FUND (PRO FORMA COMBINED)
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             4.75%(a)   None       None          None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%          None

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See Exhibit C "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


CORE BOND FUND (SELLING FUND)                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                                 0.48%      0.48%      0.48%      0.48%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.25%
 Other expenses(a)                                               0.36%      0.37%      0.37%      0.35%
 Total annual fund operating expenses                            1.09%      1.85%      1.85%      1.08%
 Fee waiver/expense reimbursement                                0.20%      0.20%      0.20%      0.13%
 Total annual (net) fund operating expenses(b)                   0.89%      1.65%      1.65%      0.95%


DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)                    CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                                 0.46%      0.46%      0.46%      0.46%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.25%
 Other expenses(a)                                               0.26%      0.27%      0.27%      0.27%
 Total annual fund operating expenses                            0.97%      1.73%      1.73%      0.98%
 Fee waiver/expense reimbursement                                0.08%      0.08%      0.08%      0.00%
 Total annual (net) fund operating expenses(c)                   0.89%      1.65%      1.65%      0.98%


DIVERSIFIED BOND FUND (PRO FORMA COMBINED)                      CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                                 0.45%      0.45%      0.45%      0.45%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.25%
 Other expenses(a)                                               0.27%      0.28%      0.28%      0.24%
 Total annual fund operating expenses                            0.97%      1.73%      1.73%      0.94%
 Fee waiver/expense reimbursement                                0.08%      0.08%      0.08%      0.00%
 Total annual (net) fund operating expenses(c)                   0.89%      1.65%      1.65%      0.94%

                                          RIVERSOURCE FUNDS -- PROXY STATEMENT 7

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (CONTINUED)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


CORE BOND FUND (SELLING FUND)                                   CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees                                                 0.48%      0.48%       0.48%       0.48%       0.48%
 Distribution (12b-1) fees                                       0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(a)                                               0.18%      0.47%       0.46%       0.47%       0.23%
 Total annual fund operating expenses                            0.66%      1.45%       1.19%       0.95%       0.71%
 Fee waiver/expense reimbursement                                0.16%      0.15%       0.14%       0.18%       0.16%
 Total annual (net) fund operating expenses(b)                   0.50%      1.30%       1.05%       0.77%       0.55%


DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)                    CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees                                                 0.46%      0.46%       0.46%       0.46%       0.46%
 Distribution (12b-1) fees                                       0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(a)                                               0.10%      0.36%       0.35%       0.37%       0.13%
 Total annual fund operating expenses                            0.56%      1.32%       1.06%       0.83%       0.59%
 Fee waiver/expense reimbursement                                0.03%      0.00%       0.00%       0.06%       0.01%
 Total annual (net) fund operating expenses(c)                   0.53%      1.32%       1.06%       0.77%       0.58%


DIVERSIFIED BOND FUND (PRO FORMA COMBINED)                      CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees                                                 0.45%      0.45%       0.45%       0.45%       0.45%
 Distribution (12b-1) fees                                       0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(a)                                               0.13%      0.39%       0.39%       0.44%       0.17%
 Total annual fund operating expenses                            0.58%      1.34%       1.09%       0.89%       0.62%
 Fee waiver/expense reimbursement                                0.05%      0.01%       0.01%       0.12%       0.04%
 Total annual (net) fund operating expenses(c)                   0.53%      1.33%       1.08%       0.77%       0.58%

(a) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of Core Bond Fund's Board. Any amounts waived will not be reimbursed by Core Bond Fund. Under this agreement, net Core Bond Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.50% for Class I, 1.30% for Class R2, 1.05% for Class R3, 0.77% for Class R4, 0.55% for Class R5 and 0.95% for Class W.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of Diversified Bond Fund's Board. Any amounts waived will not be reimbursed by Diversified Bond Fund. Under this agreement, net Diversified Bond Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.53% for Class I, 1.33% for Class R2, 1.08% for Class R3, 0.77% for Class R4, 0.58% for Class R5 and 0.98% for Class W.

EXAMPLE EXPENSES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CORE BOND FUND (SELLING FUND)                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $562      $786      $1,030      $1,728
 Class B                                                         $668(b)   $963(b)   $1,183(b)   $1,958(c)
 Class C                                                         $268(b)   $563      $  983      $2,158
 Class I                                                         $ 51      $195      $  353      $  811
 Class R2                                                        $132      $444      $  779      $1,728
 Class R3                                                        $107      $364      $  642      $1,436
 Class R4                                                        $ 79      $285      $  509      $1,154
 Class R5                                                        $ 56      $211      $  380      $  871
 Class W                                                         $ 97      $331      $  584      $1,310

 8 RIVERSOURCE FUNDS -- PROXY STATEMENT

DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $561      $761      $  978      $1,602
 Class B                                                         $667(b)   $937(b)   $1,131(b)   $1,834(c)
 Class C                                                         $267(b)   $537      $  931      $2,036
 Class I                                                         $ 54      $176      $  309      $  698
 Class R2                                                        $134      $418      $  723      $1,592
 Class R3                                                        $108      $337      $  584      $1,295
 Class R4                                                        $ 78      $258      $  454      $1,020
 Class R5                                                        $ 59      $187      $  327      $  737
 Class W                                                         $100      $311      $  541      $1,202

DIVERSIFIED BOND FUND (PRO FORMA COMBINED)                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $562      $762      $  979      $1,606
 Class B                                                         $668(b)   $937(b)   $1,132(b)   $1,837(c)
 Class C                                                         $268(b)   $537      $  932      $2,039
 Class I                                                         $ 54      $181      $  319      $  724
 Class R2                                                        $135      $424      $  734      $1,617
 Class R3                                                        $110      $346      $  601      $1,333
 Class R4                                                        $ 79      $272      $  482      $1,089
 Class R5                                                        $ 59      $195      $  342      $  774
 Class W                                                         $ 96      $300      $  521      $1,159

(a)  Includes a 4.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares at the end of the periods indicated.


CORE BOND FUND (SELLING FUND)                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $562      $786      $1,030      $1,728
 Class B                                                         $168      $563      $  983      $1,958(b)
 Class C                                                         $168      $563      $  983      $2,158
 Class I                                                         $ 51      $195      $  353      $  811
 Class R2                                                        $132      $444      $  779      $1,728
 Class R3                                                        $107      $364      $  642      $1,436
 Class R4                                                        $ 79      $285      $  509      $1,154
 Class R5                                                        $ 56      $211      $  380      $  871
 Class W                                                         $ 97      $331      $  584      $1,310


DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $561      $761       $978       $1,602
 Class B                                                         $167      $537       $931       $1,834(b)
 Class C                                                         $167      $537       $931       $2,036
 Class I                                                         $ 54      $176       $309       $  698
 Class R2                                                        $134      $418       $723       $1,592
 Class R3                                                        $108      $337       $584       $1,295
 Class R4                                                        $ 78      $258       $454       $1,020
 Class R5                                                        $ 59      $187       $327       $  737
 Class W                                                         $100      $311       $541       $1,202

                                          RIVERSOURCE FUNDS -- PROXY STATEMENT 9


DIVERSIFIED BOND FUND (PRO FORMA COMBINED)                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $562      $762       $979       $1,606
 Class B                                                         $168      $537       $932       $1,837(b)
 Class C                                                         $168      $537       $932       $2,039
 Class I                                                         $ 54      $181       $319       $  724
 Class R2                                                        $135      $424       $734       $1,617
 Class R3                                                        $110      $346       $601       $1,333
 Class R4                                                        $ 79      $272       $482       $1,089
 Class R5                                                        $ 59      $195       $342       $  774
 Class W                                                         $ 96      $300       $521       $1,159

(a)  Includes a 4.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

 10 RIVERSOURCE FUNDS -- PROXY STATEMENT

REORGANIZATION OF FUNDAMENTAL GROWTH FUND INTO GROWTH FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


FUNDAMENTAL GROWTH FUND (SELLING FUND)                          CLASS A    CLASS B    CLASS C    CLASS I & R4
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             5.75%(a)   None       None          None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%          None
GROWTH FUND (ACTUAL) (BUYING FUND)
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             5.75%(a)   None       None          None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%          None
GROWTH FUND (PRO FORMA COMBINED)
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             5.75%(a)   None       None          None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%          None

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See Exhibit C "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


FUNDAMENTAL GROWTH FUND (SELLING FUND)                          CLASS A    CLASS B    CLASS C    CLASS I    CLASS R4
 Management fees(a)                                              0.78%      0.78%      0.78%      0.78%      0.78%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%      0.00%
 Other expenses(b)                                               0.38%      0.39%      0.38%      0.13%      0.44%
 Total annual fund operating expenses(c)                         1.41%      2.17%      2.16%      0.91%      1.22%


GROWTH FUND (ACTUAL) (BUYING FUND)                              CLASS A    CLASS B    CLASS C    CLASS I    CLASS R4
 Management fees(d)                                              0.66%      0.66%      0.66%      0.66%      0.66%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%      0.00%
 Other expenses(b)                                               0.28%      0.30%      0.29%      0.08%      0.38%
 Total annual fund operating expenses                            1.19%      1.96%      1.95%      0.74%      1.04%(e)


GROWTH FUND (PRO FORMA COMBINED)                                CLASS A    CLASS B    CLASS C    CLASS I    CLASS R4
 Management fees(d)                                              0.65%      0.65%      0.65%      0.65%      0.65%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%      0.00%
 Other expenses(b)                                               0.28%      0.30%      0.30%      0.10%      0.39%
 Total annual fund operating expenses                            1.18%      1.95%      1.95%      0.75%      1.04%(e)

(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.001% for the most recent fiscal year. The index against which Fundamental Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index.
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of Fundamental Growth Fund's Board. Any amounts waived will not be reimbursed by Fundamental Growth Fund. Under this agreement, net Fundamental Growth Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.42% for Class A, 2.18% for Class B, 2.18% for Class C, 0.99% for Class I and 1.29% for Class R4.
(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.09% for the most recent fiscal year. The index against which Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of Growth Fund's Board. Any amounts waived will not be reimbursed by Growth Fund. Under this agreement, net Growth Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.97% for Class R4.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 11

EXAMPLE EXPENSES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUNDAMENTAL GROWTH FUND (SELLING FUND)                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $710     $  996     $1,303      $2,173
 Class B                                                         $720(b)  $1,079(b)  $1,365(b)   $2,315(c)
 Class C                                                         $319(b)  $  676     $1,160      $2,498
 Class I                                                         $ 93     $  290     $  505      $1,124
 Class R4                                                        $124     $  387     $  671      $1,482


GROWTH FUND (ACTUAL) (BUYING FUND)                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $689     $  931     $1,193      $1,940
 Class B                                                         $699(b)  $1,016(b)  $1,258(b)   $2,090(c)
 Class C                                                         $298(b)  $  613     $1,053      $2,280
 Class I                                                         $ 76     $  237     $  412      $  922
 Class R4                                                        $106     $  331     $  575      $1,276


GROWTH FUND (PRO FORMA COMBINED)                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $688     $  928     $1,188      $1,929
 Class B                                                         $698(b)  $1,013(b)  $1,253(b)   $2,079(c)
 Class C                                                         $298(b)  $  613     $1,053      $2,280
 Class I                                                         $ 77     $  240     $  418      $  934
 Class R4                                                        $106     $  331     $  575      $1,276

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares at the end of the periods indicated.


FUNDAMENTAL GROWTH FUND (SELLING FUND)                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $710      $996      $1,303      $2,173
 Class B                                                         $220      $679      $1,165      $2,315(b)
 Class C                                                         $219      $676      $1,160      $2,498
 Class I                                                         $ 93      $290      $  505      $1,124
 Class R4                                                        $124      $387      $  671      $1,482


GROWTH FUND (ACTUAL) (BUYING FUND)                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $689      $931      $1,193      $1,940
 Class B                                                         $199      $616      $1,058      $2,090(b)
 Class C                                                         $198      $613      $1,053      $2,280
 Class I                                                         $ 76      $237      $  412      $  922
 Class R4                                                        $106      $331      $  575      $1,276


GROWTH FUND (PRO FORMA COMBINED)                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $688      $928      $1,188      $1,929
 Class B                                                         $198      $613      $1,053      $2,079(b)
 Class C                                                         $198      $613      $1,053      $2,280
 Class I                                                         $ 77      $240      $  418      $  934
 Class R4                                                        $106      $331      $  575      $1,276

(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

 12 RIVERSOURCE FUNDS -- PROXY STATEMENT

REORGANIZATION OF INTERNATIONAL EQUITY FUND INTO DISCIPLINED INTERNATIONAL EQUITY FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                                 CLASS I &
INTERNATIONAL EQUITY FUND (SELLING FUND)                        CLASS A    CLASS B    CLASS C      R4
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%         None
DISCIPLINED INTERNATIONAL EQUITY FUND (ACTUAL) (BUYING FUND)
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%         None
DISCIPLINED INTERNATIONAL EQUITY FUND (PRO FORMA COMBINED)
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                             5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)          None        5%         1%         None

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See Exhibit C "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                                                             CLASS
INTERNATIONAL EQUITY FUND (SELLING FUND)                        CLASS A    CLASS B    CLASS C    CLASS I     R4(A)
 Management fees(b)                                              0.97%      0.97%      0.97%      0.97%       0.97%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%       0.00%
 Other expenses(c)                                               0.47%      0.49%      0.49%      0.26%       0.56%
 Total annual fund operating expenses                            1.69%      2.46%      2.46%      1.23%       1.53%
 Fee waiver/expense reimbursement                                0.09%      0.09%      0.09%      0.00%       0.10%
 Total annual (net) fund operating expenses(d)                   1.60%      2.37%      2.37%      1.23%       1.43%


                                                                                                             CLASS
DISCIPLINED INTERNATIONAL EQUITY FUND (ACTUAL) (BUYING FUND)    CLASS A    CLASS B    CLASS C    CLASS I     R4(A)
 Management fees(e)                                              0.80%      0.80%      0.80%      0.80%       0.80%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%       0.00%
 Other expenses(c)                                               0.87%      0.89%      0.89%      0.77%       0.95%
 Total annual fund operating expenses                            1.92%      2.69%      2.69%      1.57%       1.75%
 Fee waiver/expense reimbursement                                0.42%      0.42%      0.42%      0.42%       0.42%
 Total annual (net) fund operating expenses(f)                   1.50%      2.27%      2.27%      1.15%       1.33%


                                                                                                             CLASS
DISCIPLINED INTERNATIONAL EQUITY FUND (PRO FORMA COMBINED)      CLASS A    CLASS B    CLASS C    CLASS I     R4(A)
 Management fees(e)                                              0.80%      0.80%      0.80%      0.80%       0.80%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%       0.00%
 Other expenses(c)                                               0.53%      0.52%      0.52%      0.42%       0.60%
 Total annual fund operating expenses                            1.58%      2.32%      2.32%      1.22%       1.40%
 Fee waiver/expense reimbursement                                0.08%      0.06%      0.06%      0.10%       0.03%
 Total annual (net) fund operating expenses(g)                   1.50%      2.26%      2.26%      1.12%       1.37%

(a) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.002% for the most recent fiscal year. The index against which International Equity Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper International Funds Index.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of International Equity Fund's Board. Any amounts waived will not be reimbursed by International Equity Fund. Under this agreement, net International Equity Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.60% for Class A, 2.37% for Class B, 2.37% for Class C, 1.25% for Class I and 1.43% for Class R4.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 13

(e) Disciplined International Equity Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. During the period May 18, 2006 (when shares became publicly available) to Oct. 31, 2006, the management fee was not adjusted. The index against which Disciplined International Equity Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper International Large-Cap Core Funds Index.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of Disciplined International Equity Fund's Board. Any amounts waived will not be reimbursed by Disciplined International Equity Fund. Under this agreement, net Disciplined International Equity Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.27% for Class B, 2.27% for Class C, 1.15% for Class I and 1.33% for Class R4.
(g) Effective Nov. 1, 2007, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of Disciplined International Equity Fund's Board. Any amounts waived will not be reimbursed by Disciplined International Equity Fund. Under this agreement, net Disciplined International Equity Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.26% for Class B, 2.26% for Class C, 1.12% for Class I and 1.37% for Class R4.

EXAMPLE EXPENSES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


INTERNATIONAL EQUITY FUND (SELLING FUND)                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $728     $1,069     $1,433      $2,456
 Class B                                                         $740(b)  $1,158(b)  $1,503(b)   $2,603(c)
 Class C                                                         $340(b)  $  758     $1,303      $2,794
 Class I                                                         $125     $  391     $  677      $1,494
 Class R4                                                        $146     $  474     $  826      $1,820


DISCIPLINED INTERNATIONAL EQUITY FUND (ACTUAL) (BUYING FUND)    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $719     $1,105     $1,516      $2,662
 Class B                                                         $730(b)  $1,196(b)  $1,588(b)   $2,809(c)
 Class C                                                         $330(b)  $  796     $1,388      $2,995
 Class I                                                         $117     $  455     $  817      $1,837
 Class R4                                                        $135     $  511     $  911      $2,033


DISCIPLINED INTERNATIONAL EQUITY FUND (PRO FORMA COMBINED)      1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $719     $1,038     $1,380      $2,344
 Class B                                                         $729(b)  $1,119(b)  $1,436(b)   $2,470(c)
 Class C                                                         $329(b)  $  719     $1,236      $2,656
 Class I                                                         $114     $  378     $  662      $1,473
 Class R4                                                        $139     $  440     $  764      $1,682

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares at the end of the periods indicated.


INTERNATIONAL EQUITY FUND (SELLING FUND)                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $728     $1,069     $1,433      $2,456
 Class B                                                         $240     $  758     $1,303      $2,603(b)
 Class C                                                         $240     $  758     $1,303      $2,794
 Class I                                                         $125     $  391     $  677      $1,494
 Class R4                                                        $146     $  474     $  826      $1,820


DISCIPLINED INTERNATIONAL EQUITY FUND (ACTUAL) (BUYING FUND)    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $719     $1,105     $1,516      $2,662
 Class B                                                         $230     $  796     $1,388      $2,809(b)
 Class C                                                         $230     $  796     $1,388      $2,995
 Class I                                                         $117     $  455     $  817      $1,837
 Class R4                                                        $135     $  511     $  911      $2,033

 14 RIVERSOURCE FUNDS -- PROXY STATEMENT


DISCIPLINED INTERNATIONAL EQUITY FUND (PRO FORMA COMBINED)      1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $719     $1,038     $1,380      $2,344
 Class B                                                         $229     $  719     $1,236      $2,470(b)
 Class C                                                         $229     $  719     $1,236      $2,656
 Class I                                                         $114     $  378     $  662      $1,473
 Class R4                                                        $139     $  440     $  764      $1,682

(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 15

REORGANIZATION OF EACH OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND INTO TAX-EXEMPT HIGH INCOME FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND AND
OHIO TAX-EXEMPT FUND (SELLING FUNDS)                            CLASS A    CLASS B    CLASS C
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   4.75%(a)   None       None
 Maximum deferred sales charge (load) imposed on sales (as a
 percentage of offering price at time of purchase)                None        5%         1%
TAX-EXEMPT HIGH INCOME FUND (ACTUAL) (BUYING FUND)
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   4.75%(a)   None       None
 Maximum deferred sales charge (load) imposed on sales (as a
 percentage of offering price at time of purchase)                None        5%         1%
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED)
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   4.75%(a)   None       None
 Maximum deferred sales charge (load) imposed on sales (as a
 percentage of offering price at time of purchase)                None        5%         1%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See Exhibit C "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND)                    CLASS A    CLASS B    CLASS C
 Management fees                                                 0.41%      0.41%      0.41%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.40%      0.41%
 Total annual fund operating expenses                            1.06%      1.81%      1.82%
 Fee waiver/expense reimbursement                                0.23%      0.23%      0.24%
 Total annual (net) fund operating expenses(b)                   0.83%      1.58%      1.58%
MICHIGAN TAX-EXEMPT FUND (SELLING FUND)
 Management fees                                                 0.41%      0.41%      0.41%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.42%      0.40%      0.42%
 Total annual fund operating expenses                            1.08%      1.81%      1.83%
 Fee waiver/expense reimbursement                                0.27%      0.24%      0.27%
 Total annual (net) fund operating expenses(b)                   0.81%      1.57%      1.56%
OHIO TAX-EXEMPT FUND (SELLING FUND)
 Management fees                                                 0.41%      0.41%      0.41%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.41%      0.40%      0.41%
 Total annual fund operating expenses                            1.07%      1.81%      1.82%
 Fee waiver/expense reimbursement                                0.26%      0.25%      0.26%
 Total annual (net) fund operating expenses(b)                   0.81%      1.56%      1.56%
TAX-EXEMPT HIGH INCOME FUND (ACTUAL) (BUYING FUND)
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(c)                                               0.39%      0.40%      0.40%
 Total annual fund operating expenses                            1.08%      1.84%      1.84%
 Fee waiver/expense reimbursement                                0.03%      0.03%      0.03%
 Total annual (net) fund operating expenses(d)                   1.05%      1.81%      1.81%

(a) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses also include 0.04%, 0.02% and 0.02% for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, and Ohio Tax-Exempt Fund, respectively, of interest and fee expense related to the Fund's participation in certain inverse floater programs where the Fund has transferred fixed rate municipal bonds it owns to a trust in exchange for inverse floating rate securities and cash. The trust funds the purchase of the fixed rate municipal bonds by issuing related short-term floating rate notes to third parties (inverse floater programs).
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) for Massachusetts Tax-Exempt Fund and Ohio Tax-Exempt Fund will not exceed 0.79% for Class A; 1.54% for Class B and 1.54% for Class C and for Michigan Tax-Exempt Fund will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C.

 16 RIVERSOURCE FUNDS -- PROXY STATEMENT

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses also include 0.26% of interest and fee expense related to Tax-Exempt High Income Fund's participation in certain inverse floater programs where the Fund has transferred fixed rate municipal bonds it owns to a trust in exchange for inverse floating rate securities and cash. The trust funds the purchase of the fixed rate municipal bonds by issuing related short-term floating rate notes to third parties (inverse floater programs).
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of Tax-Exempt High Income Fund's Board. Any amounts waived will not be reimbursed by Tax-Exempt High Income Fund. Under this agreement, net Tax-Exempt High Income Fund expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C.

The number of Reorganizations into the Tax-Exempt High Income Fund that occur will affect the total Annual Fund Operating Expenses of the Acquiring Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined Annual Fund Operating Expenses assuming in each case that one, two or three of the Reorganizations into the Tax-Exempt High Income Fund are consummated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (CONTINUED)


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MASSACHUSETTS TAX-EXEMPT FUND IS
CONSUMMATED)                                                    CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.41%      0.41%
 Total annual fund operating expenses                            1.09%      1.85%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.05%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MICHIGAN TAX-EXEMPT FUND IS
CONSUMMATED)                                                    CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.41%      0.41%
 Total annual fund operating expenses                            1.09%      1.85%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.05%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE OHIO TAX-EXEMPT FUND IS
CONSUMMATED)                                                    CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.40%      0.41%
 Total annual fund operating expenses                            1.09%      1.84%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.04%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
MICHIGAN TAX-EXEMPT FUND IS CONSUMMATED)                        CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.40%      0.41%
 Total annual fund operating expenses                            1.09%      1.84%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.04%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
OHIO TAX-EXEMPT FUND IS CONSUMMATED)                            CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.40%      0.41%
 Total annual fund operating expenses                            1.09%      1.84%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.04%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 17

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (CONTINUED)


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MICHIGAN TAX-EXEMPT FUND AND OHIO
TAX-EXEMPT FUND IS CONSUMMATED)                                 CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.40%      0.41%
 Total annual fund operating expenses                            1.09%      1.84%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.04%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN
TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND IS CONSUMMATED)        CLASS A    CLASS B    CLASS C
 Management fees                                                 0.44%      0.44%      0.44%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%
 Other expenses(a)                                               0.40%      0.40%      0.41%
 Total annual fund operating expenses                            1.09%      1.84%      1.85%
 Fee waiver/expense reimbursement                                0.04%      0.04%      0.05%
 Total annual (net) fund operating expenses(b)                   1.05%      1.80%      1.80%

(a) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses also include 0.26% of interest and fee expense related to the Fund's participation in certain inverse floater programs where the Fund has transferred fixed rate municipal bonds it owns to a trust in exchange for inverse floating rate securities and cash. The trust funds the purchase of the fixed rate municipal bonds by issuing related short-term floating rate notes to third parties (inverse floater programs).
(b) Effective Dec. 1, 2007, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of Tax-Exempt High Income Fund's Board. Any amounts waived will not be reimbursed by Tax-Exempt High Income Fund. Under this agreement, net Fund expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.

 18 RIVERSOURCE FUNDS -- PROXY STATEMENT

EXAMPLE EXPENSES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND)                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $556      $775      $1,012      $1,692
 Class B                                                         $661(b)   $947(b)   $1,160(b)   $1,915(c)
 Class C                                                         $261(b)   $550      $  964      $2,123
MICHIGAN TAX-EXEMPT FUND (SELLING FUND)
 Class A(a)                                                      $554      $777      $1,018      $1,711
 Class B                                                         $660(b)   $946(b)   $1,159(b)   $1,919(c)
 Class C                                                         $259(b)   $550      $  966      $2,131
OHIO TAX-EXEMPT FUND (SELLING FUND)
 Class A(a)                                                      $554      $775      $1,014      $1,701
 Class B                                                         $659(b)   $945(b)   $1,158(b)   $1,916(c)
 Class C                                                         $259(b)   $548      $  962      $2,121
TAX-EXEMPT HIGH INCOME FUND (ACTUAL) (BUYING FUND)
 Class A(a)                                                      $577      $800      $1,040      $1,732
 Class B                                                         $684(b)   $976(b)   $1,194(b)   $1,961(c)
 Class C                                                         $284(b)   $576      $  994      $2,161


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MASSACHUSETTS TAX-EXEMPT FUND IS
CONSUMMATED)                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $977(b)   $1,197(b)   $1,970(c)
 Class C                                                         $283(b)   $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MICHIGAN TAX-EXEMPT FUND IS
CONSUMMATED)                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $977(b)   $1,197(b)   $1,970(c)
 Class C                                                         $283(b)   $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE OHIO TAX-EXEMPT FUND IS
CONSUMMATED)                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $975(b)   $1,193(b)   $1,963(c)
 Class C                                                         $283(b)   $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
MICHIGAN TAX-EXEMPT FUND IS CONSUMMATED)                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $975(b)   $1,193(b)   $1,963(c)
 Class C                                                         $283(b)   $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
OHIO TAX-EXEMPT FUND IS CONSUMMATED)                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $975(b)   $1,193(b)   $1,963(c)
 Class C                                                         $283(b)   $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MICHIGAN TAX-EXEMPT FUND AND OHIO
TAX-EXEMPT FUND IS CONSUMMATED)                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $975(b)   $1,193(b)   $1,963(c)
 Class C                                                         $283(b)   $577      $  997      $2,170

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 19


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN
TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND IS CONSUMMATED)        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $683(b)   $975(b)   $1,193(b)   $1,963(c)
 Class C                                                         $283(b)   $577      $  997      $2,170

(a)  Includes a 4.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares at the end of the periods indicated.


MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND)                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $556      $775      $1,012      $1,692
 Class B                                                         $161      $547      $  960      $1,915(b)
 Class C                                                         $161      $550      $  964      $2,123


MICHIGAN TAX-EXEMPT FUND (SELLING FUND)                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $554      $777      $1,018      $1,711
 Class B                                                         $160      $546      $  959      $1,919(b)
 Class C                                                         $159      $550      $  966      $2,131


OHIO TAX-EXEMPT FUND (SELLING FUND)                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $554      $775      $1,014      $1,701
 Class B                                                         $159      $545      $  958      $1,916(b)
 Class C                                                         $159      $548      $  962      $2,121


TAX-EXEMPT HIGH INCOME FUND (ACTUAL) (BUYING FUND)              1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $800      $1,040      $1,732
 Class B                                                         $184      $576      $  994      $1,961(b)
 Class C                                                         $184      $576      $  994      $2,161


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MASSACHUSETTS TAX-EXEMPT FUND IS
CONSUMMATED)                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $577      $  997      $1,970(b)
 Class C                                                         $183      $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MICHIGAN TAX-EXEMPT FUND IS
CONSUMMATED)                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $577      $  997      $1,970(b)
 Class C                                                         $183      $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE OHIO TAX-EXEMPT FUND IS
CONSUMMATED)                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $575      $  993      $1,963(b)
 Class C                                                         $183      $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
MICHIGAN TAX-EXEMPT FUND IS CONSUMMATED)                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $575      $  993      $1,963(b)
 Class C                                                         $183      $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
OHIO TAX-EXEMPT FUND IS CONSUMMATED)                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $575      $  993      $1,963(b)
 Class C                                                         $183      $577      $  997      $2,170

 20 RIVERSOURCE FUNDS -- PROXY STATEMENT


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MICHIGAN TAX-EXEMPT FUND AND OHIO
TAX-EXEMPT FUND IS CONSUMMATED)                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $575      $  993      $1,963(b)
 Class C                                                         $183      $577      $  997      $2,170


TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN
TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND IS CONSUMMATED)        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $577      $802      $1,044      $1,742
 Class B                                                         $183      $575      $  993      $1,963(b)
 Class C                                                         $183      $577      $  997      $2,170

(a)  Includes a 4.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 21

REORGANIZATION OF VALUE FUND INTO DIVERSIFIED EQUITY INCOME FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                                 CLASS I &
                 VALUE FUND (SELLING FUND)                      CLASS A    CLASS B    CLASS C      R4
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed on sales (as a
 percentage of offering price at time of purchase)                None        5%         1%        None
DIVERSIFIED EQUITY INCOME FUND (ACTUAL) (BUYING FUND)
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed on sales (as a
 percentage of offering price at time of purchase)                None        5%         1%        None
DIVERSIFIED EQUITY INCOME FUND (PRO FORMA COMBINED)
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed on sales (as a
 percentage of offering price at time of purchase)                None        5%         1%        None

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See Exhibit C "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                                                             CLASS
VALUE FUND (SELLING FUND)                                       CLASS A    CLASS B    CLASS C    CLASS I     R4(A)
 Management fees(b)                                              0.72%      0.72%      0.72%      0.72%        0.72%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%        0.00%
 Other expenses(c)                                               0.32%      0.34%      0.33%      0.12%        0.42%
 Total annual fund operating expenses                            1.29%      2.06%      2.05%      0.84%        1.14%
 Fee waiver/expense reimbursement                                0.07%      0.08%      0.07%      0.01%        0.05%
 Total annual (net) fund operating expenses(d)                   1.22%      1.98%      1.98%      0.83%        1.09%


                                                                                                             CLASS
DIVERSIFIED EQUITY INCOME FUND (ACTUAL) (BUYING FUND)           CLASS A    CLASS B    CLASS C    CLASS I     R4(A)
 Management fees(e)                                              0.65%      0.65%      0.65%      0.65%        0.65%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%        0.00%
 Other expenses(c)                                               0.24%      0.25%      0.25%      0.09%        0.38%
 Total annual fund operating expenses                            1.14%      1.90%      1.90%      0.74%        1.03%
 Fee waiver/expense reimbursement                                0.00%      0.00%      0.00%      0.00%        0.04%
 Total annual (net) fund operating expenses                      1.14%      1.90%      1.90%      0.74%        0.99%(f)


                                                                                                             CLASS
DIVERSIFIED EQUITY INCOME FUND (PRO FORMA COMBINED)             CLASS A    CLASS B    CLASS C    CLASS I     R4(A)
 Management fees(e)                                              0.65%      0.65%      0.65%      0.65%        0.65%
 Distribution (12b-1) fees                                       0.25%      1.00%      1.00%      0.00%        0.00%
 Other expenses(c)                                               0.23%      0.25%      0.25%      0.09%        0.38%
 Total annual fund operating expenses                            1.13%      1.90%      1.90%      0.74%        1.03%
 Fee waiver/expense reimbursement                                0.00%      0.00%      0.00%      0.00%        0.04%
 Total annual (net) fund operating expenses                      1.13%      1.90%      1.90%      0.74%        0.99%(f)

(a) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year. The index against which Value Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of Value Fund's Board. Any amounts waived will not be reimbursed by Value Fund. Under this agreement, net Value Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.23% for Class A, 1.99% for Class B, 1.99% for Class C, 0.84% for Class I and 1.10% for Class R4.
(e) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.10% for the most recent fiscal year. The index against which Diversified Equity Income Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of Diversified Equity Income Fund's Board. Any amounts waived will not be reimbursed by Diversified Equity Income Fund. Under this agreement, net Diversified Equity Income Fund expenses, before giving effect to any performance incentive adjustment, will not exceed 0.89% for Class R4.

 22 RIVERSOURCE FUNDS -- PROXY STATEMENT

EXAMPLE EXPENSES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


VALUE FUND (SELLING FUND)                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $692     $  954     $1,236      $2,041
 Class B                                                         $701(b)  $1,038(b)  $1,302(b)   $2,190(c)
 Class C                                                         $301(b)  $  636     $1,098      $2,379
 Class I                                                         $ 85     $  267     $  466      $1,040
 Class R4                                                        $111     $  358     $  624      $1,386


DIVERSIFIED EQUITY INCOME FUND (ACTUAL) (BUYING FUND)           1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $685      $917      $1,167      $1,886
 Class B                                                         $693(b)   $997(b)   $1,227(b)   $2,028(c)
 Class C                                                         $293(b)   $597      $1,027      $2,227
 Class I                                                         $ 76      $237      $  412      $  922
 Class R4                                                        $101      $324      $  566      $1,260


DIVERSIFIED EQUITY INCOME FUND (PRO FORMA COMBINED)             1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $684      $914      $1,162      $1,875
 Class B                                                         $693(b)   $997(b)   $1,227(b)   $2,026(c)
 Class C                                                         $293(b)   $597      $1,027      $2,227
 Class I                                                         $ 76      $237      $  412      $  922
 Class R4                                                        $101      $324      $  566      $1,260

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares at the end of the periods indicated.


VALUE FUND (SELLING FUND)                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $692      $954      $1,236      $2,041
 Class B                                                         $201      $638      $1,102      $2,190(b)
 Class C                                                         $201      $636      $1,098      $2,379
 Class I                                                         $ 85      $267      $  466      $1,040
 Class R4                                                        $111      $358      $  624      $1,386


DIVERSIFIED EQUITY INCOME FUND (ACTUAL) (BUYING FUND)           1 YEAR       3 YEARS       5 YEARS       10 YEARS
 Class A(a)                                                       $685          $917         $1,167        $1,886
 Class B                                                          $193          $597         $1,027        $2,028(b)
 Class C                                                          $193          $597         $1,027        $2,227
 Class I                                                          $ 76          $237         $  412        $  922
 Class R4                                                         $101          $324         $  566        $1,260


DIVERSIFIED EQUITY INCOME FUND (PRO FORMA COMBINED)             1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                                      $684      $914      $1,162      $1,875
 Class B                                                         $193      $597      $1,027      $2,026(b)
 Class C                                                         $193      $597      $1,027      $2,227
 Class I                                                         $ 76      $237      $  412      $  922
 Class R4                                                        $101      $324      $  566      $1,260

(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 23

TAX CONSEQUENCES

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel, substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. However, because the Reorganization will end the tax year of each Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions, which are taxable, will include any net capital gains realized prior to the implementation of a Reorganization and not previously distributed. At any time prior to the consummation of a Reorganization, a shareholder may redeem shares. This would likely result in recognition of gain or loss to the shareholder for federal income tax purposes if the shareholder holds the shares in a taxable account.

The tax basis and holding period of the shareholders' Selling Fund shares is expected to carry over to the shareholders' new shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganizations."

 24 RIVERSOURCE FUNDS -- PROXY STATEMENT

PROPOSAL 1. REORGANIZATION OF CORE BOND FUND INTO DIVERSIFIED BOND FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment adviser.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer the same classes of shares: Classes A, B, C, I, R2, R3, R4, R5 and W.

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

COMPARISON OF INVESTMENT OBJECTIVES

The investment objectives for the Funds are as follows:

        SELLING FUND: Core Bond Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

        BUYING FUND: Diversified Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to achieve its investment objective by investing 80% of its net assets in bonds and other debt securities. The Selling Fund invests primarily, and the Buying Fund invests at least 50%, in securities included in the Lehman Brothers Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. Unlike the Selling Fund, which does not invest in securities rated below investment grade, the Buying Fund may invest up to 50% in lower-quality
(junk) bonds. Each of the Selling Fund and the Buying Fund may invest up to 25% in foreign investments, which may include investments in emerging markets. Both Funds target an average portfolio duration within one year of the Lehman Brothers Aggregate Bond Index.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

CORE BOND FUND (SELLING FUND):

Under normal market conditions, Core Bond Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of Core Bond Fund's objective, the investment manager chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Targeting an average portfolio duration within one year of the duration of the Index which, as of July 31, 2007, was 4.67 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund's investment process employs risk controls that are designed to maintain risk levels comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Identification of a more attractive opportunity.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 25

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

DIVERSIFIED BOND FUND (BUYING FUND):

Under normal market conditions, Diversified Bond Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of Diversified Bond Fund's objective, the investment manager chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2007 was 4.64 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

BOTH FUNDS:

- Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Merger SAI and the Fund's annual and semiannual reports.

- Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the fund may invest in shares of an affiliated money market fund.

- Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing

 26 RIVERSOURCE FUNDS -- PROXY STATEMENT
  the Buying Fund's securities transactions and the dollar value of brokerage commissions paid by the Buying Fund is set forth in the Merger SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Buying Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

  Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

- Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Buying Fund's historical portfolio turnover rate, which measures how frequently the Buying Fund buys and sells investments, is shown in Section D -- "Financial Highlights."

- Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COMPARISON OF FUNDAMENTAL POLICIES

The Selling Fund and the Buying Fund have substantially similar fundamental investment policies. The investment manager does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund.

The fundamental policies of the Funds are set forth below. Neither of the Funds will:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

- Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

- Invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

In addition, neither Fund may issue senior securities, except as permitted under the 1940 Act.

COMPARISON OF NONFUNDAMENTAL POLICIES

Both Funds are also subject to the following nonfundamental policies:

- Up to 25% of the Fund's net assets may be invested in foreign investments.

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 27

COMPARISON OF PRINCIPAL RISK FACTORS

The Selling Fund and the Buying Fund are subject to similar principal risks. Although the Buying Fund discloses liquidity as a principal risk, each of the Selling Fund and the Buying Fund are exposed to liquidity risk. The Buying Fund discloses liquidity risk as an increased exposure as a result of its ability to invest in lower quality (junk) bonds.

The principal risks of investing in each of the Selling Fund and the Buying Fund are shown below:


PRINCIPAL RISK                                                  CORE BOND FUND    DIVERSIFIED BOND FUND
 Active Management Risk                                               X                     X
 Credit Risk                                                          X                     X
 Derivatives Risk                                                     X                     X
 Interest Rate Risk                                                   X                     X
 Liquidity Risk                                                                             X
 Market Risk                                                          X                     X
 Prepayment and Extension Risk                                        X                     X

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. For the Buying Fund, non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds. Because the Buying Fund may invest in lower-rated (junk) bonds, it may be subject to greater credit risk than the Selling Fund.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Merger SAI for more information on derivative instruments and related risks.

- INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

- PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a

 28 RIVERSOURCE FUNDS -- PROXY STATEMENT
  time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------
          CORE BOND FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)
                   (BAR CHART)

                                                                                           +3.76%     +1.86%     +3.77%
                                                                                            2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.38% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -2.45% (quarter ended June 30, 2004).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 29

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +3.35%.
--------------------------------------------------------------------------------
       DIVERSIFIED BOND FUND (BUYING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)
                   (BAR CHART)

              +9.94%     +5.86%     -0.22%     +7.03%     +7.33%     +5.63%     +4.61%     +4.41%     +2.09%     +5.37%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.80% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -2.53% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +3.34%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                                SINCE
                                                                                              INCEPTION        SINCE
                                                                                            (CLASSES A, B,   INCEPTION
                                                              1 YEAR   5 YEARS   10 YEARS      C & R4)       (CLASS I)
 CORE BOND FUND (SELLING FUND):
   Class A
      Return before taxes                                     -1.16%     N/A       N/A           +0.91%(a)       N/A
      Return after taxes on distributions                     -2.61%     N/A       N/A           -0.27%(a)       N/A
      Return after taxes on distributions and sale of Fund
      shares                                                  -0.78%     N/A       N/A           +0.09%(a)       N/A
   Class B
      Return before taxes                                     -2.00%     N/A       N/A           +0.77%(a)       N/A
   Class C
      Return before taxes                                     +1.98%     N/A       N/A           +1.56%(a)       N/A
   Class I
      Return before taxes                                     +4.12%     N/A       N/A              N/A        +3.05%(b)
   Class R4*
      Return before taxes                                     +3.94%     N/A       N/A           +2.46%(a)       N/A
 Lehman Brothers Aggregate Bond Index (reflects no deduction
 for fees, expenses or taxes)                                 +4.33%     N/A       N/A           +3.21%(c)     +3.23%(d)
 Lipper Intermediate Investment Grade Debt Funds Index        +4.47%     N/A       N/A           +3.30%(c)     +3.25%(d)

 30 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                                                          SINCE       SINCE
                                                                                                        INCEPTION   INCEPTION
                                                                          1 YEAR   5 YEARS   10 YEARS   (CLASS C)   (CLASS I)
 DIVERSIFIED BOND (BUYING FUND):
   Class A
      Return before taxes                                                 +0.37%   +3.40%    +4.66%         N/A          N/A
      Return after taxes on distributions                                 -1.16%   +1.88%    +2.45%         N/A          N/A
      Return after taxes on distributions and sale of Fund shares         +0.21%   +1.98%    +2.59%         N/A          N/A
   Class B
      Return before taxes                                                 -0.64%   +3.28%    +4.38%         N/A          N/A
   Class C
      Return before taxes                                                 +3.35%   +3.62%       N/A      +4.68%(e)       N/A
   Class I
      Return before taxes                                                 +5.73%      N/A       N/A         N/A       +4.05%(b)
   Class R4*
      Return before taxes                                                 +5.55%   +4.58%    +5.32%         N/A          N/A
 Lehman Brothers Aggregate Bond Index (reflects no deduction for fees,
 expenses or taxes)                                                       +4.33%   +5.06%    +6.24%      +6.33%(f)    +3.23%(d)
 Lipper Intermediate Investment Grade Index                               +4.47%   +4.93%    +5.87%      +6.15%(f)    +3.25%(d)

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is June 19, 2003.
(b)  Inception date is March 4, 2004.
(c)  Measurement period started July 1, 2003.
(d)  Measurement period started March 1, 2004.
(e)  Inception date is June 26, 2000.
(f)  Measurement period started July 1, 2000.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities.

The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Intermediate Investment Grade Debt Funds Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Classes R2, R3, R5 and W have not been in existence for a full calendar year and therefore performance information for these classes is not shown.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 31

PROPOSAL 2. REORGANIZATION OF FUNDAMENTAL GROWTH FUND INTO GROWTH FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment adviser.

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer classes A, B, C, I and R4 (the Buying Fund also offers classes R2, R3, R5 and W).

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek to provide shareholders with long-term capital growth.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The Selling Fund and the Buying Fund have similar principal investment strategies. Both Funds invest primarily in U.S. equity securities, although each may invest up to 25% of its net assets in foreign investments. Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Nov. 16, 2007, subadvised by Goldman Sachs Asset Management, L.P. (GSAM) and Wellington Management Company, LLP (Wellington Management). The Selling Fund's Board of Directors terminated the contracts of GSAM and Wellington Management. Since Nov. 16, 2007, RiverSource Investments has solely managed the Selling Fund. Current detailed strategies for the Selling Fund and the Buying Fund are set forth below:

FUNDAMENTAL GROWTH FUND (SELLING FUND):

Fundamental Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its net assets in foreign investments.

In pursuit of Fundamental Growth Fund's objective, the investment manager chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

- Management's track record.

- Financial strength.

- Competitive market or product position.

- Technological advantage (more advanced technology or proven technological advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The investment manager identifies a more attractive opportunity.

The investment manger may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

GROWTH FUND (BUYING FUND):

Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Growth Fund may invest up to 25% of its net assets in foreign investments.

In pursuit of Growth Fund's objective, the investment manager chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

- Management's track record.

- Financial strength.

- Competitive market or product position.

- Technological advantage (more advanced technology or proven technological advantage) over competitors.

 32 RIVERSOURCE FUNDS -- PROXY STATEMENT

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The investment manager identifies a more attractive opportunity.

The investment manger may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

BOTH FUNDS:

- Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Merger SAI and the Fund's annual and semiannual reports.

- Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund.

- Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Buying Fund's securities transactions and the dollar value of brokerage commissions paid by the Buying Fund is set forth in the Merger SAI. The brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Buying Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

  Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

- Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Buying Fund's historical portfolio turnover rate, which measures how frequently the Buying Fund buys and sells investments, is shown in Section D -- "Financial Highlights."

- Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COMPARISON OF FUNDAMENTAL POLICIES

The Selling Fund and the Buying Fund have substantially similar fundamental investment policies. The investment manager does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 33

The fundamental policies of the Funds are set forth below. Neither of the Funds will:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

- The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

- The Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- The Fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

In addition, neither Fund may issue senior securities, except as permitted under the 1940 Act.

COMPARISON OF NONFUNDAMENTAL POLICIES

Both Funds are also subject to the following nonfundamental policies:

- Up to 25% of the Fund's net assets may be invested in foreign investments.

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

COMPARISON OF PRINCIPAL RISK FACTORS

The Selling Fund and the Buying Fund are subject to similar principal risks.

The principal risks of investing in each of the Selling Fund and the Buying Fund are shown below:


                       PRINCIPAL RISK                           FUNDAMENTAL GROWTH FUND    GROWTH FUND
 Active Management Risk                                                    X                    X
 Derivatives Risk                                                          X                    X
 Foreign Risk                                                              X                    X
 Issuer Risk                                                               X                    X
 Market Risk                                                               X                    X
 Small and Mid-Sized Company Risk                                          X                    X

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used

 34 RIVERSOURCE FUNDS -- PROXY STATEMENT
  to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Merger SAI for more information on derivative instruments and related risks.

- FOREIGN RISK. The following are all components of foreign risk:

  Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;
- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 35

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
      FUNDAMENTAL GROWTH FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE*
            (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                           +1.54%     +2.98%     +5.99%
                                                                                            2004       2005       2006

* For the periods prior to Nov. 16, 2007, Fundamental Growth Fund was subadvised.
During the periods shown in the bar chart, the highest return for a calendar quarter was +10.28% (quarter ended Dec. 31, 2004) and the lowest return for a calendar quarter was -6.51% (quarter ended Sept. 30, 2004).
The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.
The Fund's Class A year-to-date return at Sept. 30, 2007 was +13.28%.

 36 RIVERSOURCE FUNDS -- PROXY STATEMENT

--------------------------------------------------------------------------------
            GROWTH FUND (BUYING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)

                   (BAR CHART)

              +20.65%    +22.56%    +39.51%    -19.02%    -31.30%    -24.09%    +20.75%    +8.49%     +8.42%     +10.91%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +27.10% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -28.16% (quarter ended Sept. 30, 2001).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +8.70%.

The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the Fund became a stand-alone Fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 37

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                                SINCE
                                                                                              INCEPTION      SINCE
                                                                                             (CLASSES A,   INCEPTION
                                                              1 YEAR    5 YEARS   10 YEARS   B, C & R4)    (CLASS I)
 FUNDAMENTAL GROWTH FUND (SELLING FUND):
   Class A
      Return before taxes                                      -0.11%    N/A       N/A          +5.96%(a)     N/A
      Return after taxes on distributions                      -0.61%    N/A       N/A          +5.57%(a)     N/A
      Return after taxes on distributions and sale of Fund
      shares                                                   +0.12%    N/A       N/A          +4.92%(a)     N/A
   Class B
      Return before taxes                                      +0.12%    N/A       N/A          +6.13%(a)     N/A
   Class C
      Return before taxes                                      +4.28%    N/A       N/A          +6.86%(a)     N/A
   Class I
      Return before taxes                                      +6.42%    N/A       N/A            N/A       +3.15%(b)
   Class R4*
      Return before taxes                                      +6.11%    N/A       N/A          +7.90%(a)     N/A
 Russell 1000(R) Growth Index (reflects no deduction for
 fees, expenses or taxes)                                      +9.07%    N/A       N/A         +11.50%(c)   +6.28%(d)
 Lipper Large-Cap Growth Funds Index                           +4.72%    N/A       N/A         +10.76%(c)   +6.10%(d)

                                                                                               SINCE        SINCE
                                                                                             INCEPTION    INCEPTION
                                                              1 YEAR    5 YEARS   10 YEARS   (CLASS C)    (CLASS I)
 GROWTH FUND (BUYING FUND):
   Class A
      Return before taxes                                      +4.53%   +2.42%     +2.61%         N/A         N/A
      Return after taxes on distributions                      +4.27%   +2.37%     +2.26%         N/A         N/A
      Return after taxes on distributions and sale of Fund
      shares                                                   +2.94%   +2.04%     +2.16%         N/A         N/A
   Class B
      Return before taxes                                      +5.09%   +2.48%     +2.43%         N/A         N/A
   Class C
      Return before taxes                                      +9.09%   +2.84%       N/A        -7.87%(e)     N/A
   Class I
      Return before taxes                                     +11.45%     N/A        N/A          N/A       +9.02%(b)
   Class R4*
      Return before taxes                                     +11.11%   +3.82%     +3.37%         N/A         N/A
 Russell 1000(R) Growth Index (reflects no deduction for
 fees, expenses or taxes)                                      +9.07%   +2.69%     +5.44%       -5.84%(f)   +6.28%(d)
 Lipper Large-Cap Growth Funds Index                           +4.72%   +2.01%     +4.72%       -5.89%(f)   +6.10%(d)

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is April 24, 2003.
(b)  Inception date is March 4, 2004.
(c)  Measurement period started May 1, 2003.
(d)  Measurement period started March 1, 2004.
(e)  Inception date is June 26, 2000.
(f)  Measurement period started July 1, 2000.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. Fundamental Growth Fund's and Growth Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

 38 RIVERSOURCE FUNDS -- PROXY STATEMENT

PROPOSAL 3. REORGANIZATION OF INTERNATIONAL EQUITY FUND INTO DISCIPLINED INTERNATIONAL EQUITY FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment adviser.

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer classes A, B, C, I and R4 (the Buying Fund also offers Class W).

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek to provide shareholders with long-term growth of capital.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Both Funds invest primarily in equity securities of foreign issuers. Both Funds may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. Both Funds may invest in companies of any size, and will typically invest in a blend of both value and growth stocks. Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Nov. 16, 2007, subadvised by The Boston Company Asset Management, LLC (Boston Company) and Marsico Capital Management, LLC (Marsico). The Selling Fund's Board of Directors terminated the contracts of the Boston Company and Marsico. Since Nov. 16, 2007, RiverSource Investments has solely managed the Selling Fund. Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

INTERNATIONAL EQUITY FUND (SELLING FUND):

Under normal market conditions, at least 80% of International Equity Fund's assets will be invested in equity securities. The Fund's assets are primarily invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of International Equity Fund's objective, the investment manager will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index (MSCI EAFE Index).

In selecting stocks for the Fund to purchase or to sell, the investment manager also employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process takes into account factors such as:

- Limits on positions relative to weightings in the benchmark index.

- Limits on country and region allocations relative to the benchmark index.

- Limits on size of holdings relative to market liquidity.

The Fund will normally have exposure to foreign currencies. The investment manager closely monitors the Fund's exposure to foreign currency. From time to time, the investment manager may use forward currency transactions or other derivative instruments on a limited basis to hedge against currency fluctuations. The investment manager may also use derivative instruments, such as options, futures, forward contracts, swaps or structured notes, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 39

DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND):

Under normal market conditions, at least 80% of Disciplined International Equity Fund's assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of Disciplined International Equity Fund's objective, the investment manager will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index (MSCI EAFE Index).

In selecting stocks for the Fund to purchase or to sell, the investment manager also employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process takes into account factors such as:

- Limits on positions relative to weightings in the benchmark index.

- Limits on country and region allocations relative to the benchmark index.

- Limits on size of holdings relative to market liquidity.

The Fund will normally have exposure to foreign currencies. The investment manager closely monitors the Fund's exposure to foreign currency. From time to time, the investment manager may use forward currency transactions or other derivative instruments on a limited basis to hedge against currency fluctuations. The investment manager may also use derivative instruments, such as options, futures, forward contracts, swaps or structured notes, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

BOTH FUNDS:

- Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Buying Fund may use, see the Merger SAI.

- Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund.

- Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's

 40 RIVERSOURCE FUNDS -- PROXY STATEMENT
  performance. The Buying Fund's historical portfolio turnover rate, which measures how frequently the Buying Fund buys and sells investments, is shown in Section D -- "Financial Highlights."

- Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Buying Fund's securities transactions and the dollar value of brokerage commissions paid by the Buying Fund is set forth in the Merger SAI. The brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Buying Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

  Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

- Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COMPARISON OF FUNDAMENTAL POLICIES

The Selling Fund and the Buying Fund have similar fundamental policies. The Selling Fund, however, will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Selling Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities. The Buying Fund has a similar policy, except that the policy also does not extend to entering into forward currency contracts.

If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental policies of the Buying Fund.

The remaining fundamental policies of the Funds are identical. Each of the Funds will not:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Issue senior securities, except as permitted under the 1940 Act.

- Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

- Invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

COMPARISON OF NONFUNDAMENTAL POLICIES

Both Funds are also subject to the following nonfundamental policy:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 41

COMPARISON OF PRINCIPAL RISK FACTORS

The Selling Fund and the Buying Fund are subject to identical principal risks.

The principal risks of investing in each of the Selling Fund and the Buying Fund are shown below:


                                                                INTERNATIONAL    DISCIPLINED INTERNATIONAL
PRINCIPAL RISK                                                  EQUITY FUND       EQUITY FUND
 Active Management Risk                                               X                      X
 Derivatives Risk                                                     X                      X
 Foreign/Emerging Markets Risk                                        X                      X
 Issuer Risk                                                          X                      X
 Market Risk                                                          X                      X
 Quantitative Model Risk                                              X                      X

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Merger SAI for more information on derivative instruments and related risks.

- FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

  Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

  Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

 42 RIVERSOURCE FUNDS -- PROXY STATEMENT

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

PERFORMANCE

Because Disciplined International Equity Fund commenced operations on May 18, 2006, no calendar year performance is available. The following bar chart and table provide some illustration of the risks of investing in International Equity Fund by showing, respectively:

- how International Equity Fund's performance has varied for each full calendar year shown on the bar chart; and

- how International Equity Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How International Equity Fund has performed in the past (before and after taxes) does not indicate how International Equity Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of International Equity Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 43

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
     INTERNATIONAL EQUITY FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)*

                   (BAR CHART)

                                                                                +32.07%    +16.26%    +15.28%    +23.02%
                                                                                 2003       2004       2005       2006

 * For the periods prior to Nov. 16, 2007, International Equity Fund was subadvised.

During the periods shown in the bar chart, the highest return for a calendar quarter was +18.35% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.54% (quarter ended March 31, 2003).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +12.55%.

 44 RIVERSOURCE FUNDS -- PROXY STATEMENT

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                             SINCE          SINCE
                                                                           INCEPTION      INCEPTION
                                                              1 YEAR    (A, B, C & R4)    (CLASS I)
 INTERNATIONAL EQUITY FUND (SELLING FUND):
   Class A
      Return before taxes                                     +15.95%       +19.68%(a)        N/A
      Return after taxes on distributions                     +11.50%       +17.03%(a)        N/A
      Return after taxes on distributions and sale of Fund
     shares                                                   +12.42%       +16.06%(a)        N/A
   Class B
      Return before taxes                                     +17.17%       +20.18%(a)        N/A
   Class C
      Return before taxes                                     +21.12%       +20.43%(a)        N/A
   Class I
      Return before taxes                                     +23.78%          N/A         +18.37%(b)
   Class R4*
      Return before taxes                                     +23.44%       +21.59%(a)        N/A
 MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)                                                    +26.86%       +25.06%(c)     +20.15%(d)
 Lipper International Funds Index                             +25.89%       +24.12%(c)     +19.41%(d)

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is Oct. 3, 2002.
(b)  Inception date is March 4, 2004.
(c)  Measurement period started Oct. 1, 2002.
(d)  Measurement period started March 1, 2004.

The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Funds Index includes the 30 largest international funds (growth and value) tracked by Lipper Inc. The index's returns include net reinvested dividends. International Equity Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND):

When available, Disciplined International Equity Fund intends to compare its performance to the Morgan Stanley Capital International EAFE Index and the Lipper International Large-Cap Core Funds Index.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 45

PROPOSALS 4, 5 AND 6. REORGANIZATIONS OF EACH OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND INTO TAX-EXEMPT HIGH INCOME FUND

COMPARISON OF THE SELLING FUNDS AND THE BUYING FUND

The Selling Funds and the Buying Fund each:

- Have RiverSource Investments as an investment adviser.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer the same classes of shares: Classes A, B and C

- Are structured as series of an open-end management investment company registered under the 1940 Act. The Buying Fund is a series of a Minnesota corporation, whereas the Selling Funds are each a series of a Massachusetts business trust. Please see Exhibit D to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Buying Fund and shareholders of the Selling Fund.

COMPARISON OF INVESTMENT OBJECTIVES

The investment objectives for the Funds are as follows:

        SELLING FUNDS: Each Selling Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

        BUYING FUND: Tax-Exempt High Income Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The Selling Funds and the Buying Fund have similar principal investment strategies, except for the items noted below. First, whereas the Selling Funds seek to provide income exempt from federal income taxes, as well as state and local taxes, the Buying Fund seeks only to provide income exempt from federal income taxes. In pursuit of their respective investment objectives, each of the Funds normally invests at least 80% of its assets in municipal obligations. However, as noted, because the Buying Fund does not seek to provide income exempt from state and local taxes, it may invest in a broader geographic range of the municipal securities market. Second, the Buying Fund is a "diversified" fund, while each Selling Fund is a "non-diversified" fund, which means that a Selling Fund can invest more of its assets in the securities of fewer issuers. Third, whereas each Selling Fund may invest only up to 25% of its net assets in lower-quality bonds (junk bonds), the Buying Fund is not subject to such a limitation.

Despite these differences, each of the Selling Funds and the Buying Fund target an average portfolio duration within one year of the duration of the primary index against which it measures performance, which for the Selling Funds are: the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Michigan Municipal Bond Index and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt Fund, respectively, and for the Buying Fund is the Lehman Brothers 3 Plus Year Municipal Bond Index. Furthermore, the Selling Funds and the Buying Fund may each invest up to 20% of its net assets in debt obligations whose interest is subject to federal alternative minimum tax.

Detailed strategies for the Selling Funds and the Buying Fund are set forth below:

MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND (EACH A SELLING FUND):

Each Selling Fund is a non-diversified mutual fund. Under normal market conditions, each Selling Fund invests at least 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as from the respective state and local income tax. Each Selling Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. Each Selling Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation. Additionally, each Selling Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).

In pursuit of each Selling Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current and expected interest rates.

- Targeting an average portfolio duration within one year of the duration of the index against which the Fund measures its performance. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
- Identifying obligations in sectors which, due to supply and demand, are offering higher yields than comparable instruments.

 46 RIVERSOURCE FUNDS -- PROXY STATEMENT

- Identifying obligations that:

       - are investment-grade,

       - have coupons and/or maturities that are consistent with the investment manager's interest rate outlook, and

       - are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality).

- The terms of a municipal security determine the issuer.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The issuer's credit rating declines or the investment manager expects a decline (the Massachusetts Tax-Exempt Fund may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager expects the issuer to call the security.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, structured notes, including inverse floaters, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

TAX-EXEMPT HIGH INCOME FUND (BUYING FUND):

Under normal market conditions, Tax-Exempt High Income Fund will invest at least 80% of its net assets in municipal bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax (AMT). However, Tax-Exempt High Income Fund may invest up to 20% of its net assets in debt obligations the interest from which is subject to AMT. Tax-Exempt High Income Fund invests its assets in medium and higher quality municipal bonds and other debt obligations. Tax-Exempt High Income Fund may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are rated below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable quality.

In pursuit of Tax-Exempt High Income Fund's objective, the Fund's investment manager chooses investments by:

- Considering opportunities and risks in municipal obligations given current and expected interest rates.

- Targeting an average portfolio duration within one year of the duration of the Lehman Brothers 3 Plus Year Municipal Bond Index. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to pay the principal and interest on the bond and the more sensitive it will be to changes in interest rates.

For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

- Identifying municipal obligations that it believes:

       - range from high to lower credit quality, including non-rated securities;

       - have maturities that represent the full spectrum of the municipal yield curve;

       - represent strong relative value; and

       - have characteristics (coupon, call, maturity, etc.) that fit Tax-Exempt High Income Fund's investment strategy at the time of purchase.

- Seeking to identify investments that contribute to portfolio diversification. The investment manager attempts to modify relative exposure to certain credits, sectors, maturities, states, or bond structures based on the investment manager's opinion of relative value and expected market trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The issuer's credit rating declines or the investment manager expects a decline in the issuer's creditworthiness (the Fund may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could negatively affect the issuer's performance.
- The investment manager expects the issuer to call the security.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 47

- The investment manager identifies a more attractive investment opportunity.

- The issuer or the security continues to meet the security selection criteria described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, structured notes, including inverse floaters, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

EACH OF THE SELLING FUNDS AND THE BUYING FUND:

- Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Buying Fund may use, see the Fund's Merger SAI and the Fund's annual and semiannual reports.

- Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

- Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Buying Fund's historical portfolio turnover rate, which measures how frequently the Buying Fund buys and sells investments, is shown in Section D -- "Financial Highlights."

- Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Buying Fund's securities transactions and the dollar value of brokerage commissions paid by the Buying Fund is set forth in the Merger SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Buying Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

  Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

- Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COMPARISON OF FUNDAMENTAL POLICIES

The Selling Funds and the Buying Fund have similar fundamental policies, except for the items noted below. First, whereas the Buying Fund has a policy that it will not, under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax, the Selling Funds will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as the respective state and local income tax. Second, the Selling Fund, as a "non-diversified fund" may invest more of its assets in the securities of fewer issuers.

If shareholders of a Selling Fund approve the Reorganization, they will be subject to the fundamental policies of the Buying Fund.

The other fundamental policies of the Funds are set forth below. Each of the Funds will not:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

 48 RIVERSOURCE FUNDS -- PROXY STATEMENT

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets, except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

In addition, neither Fund may issue senior securities, except as permitted under the 1940 Act.

As a "diversified fund," the Buying Fund is subject to the following additional fundamental investment policies:

- The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

- The Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

COMPARISON OF NONFUNDAMENTAL POLICIES

Both Funds are also subject to the following nonfundamental policy:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

COMPARISON OF PRINCIPAL RISK FACTORS

Each of the Selling Funds and the Buying Fund are subject to similar principal risks. The Selling Funds are subject to the additional principal risks related to diversification and geographic concentration because each Selling Fund focuses its investments within a specific geographic region (state) and each is a "non-diversified" fund.

The principal risks of investing in each of the Selling Funds and the Buying Fund are shown below:


PRINCIPAL RISK                                                  SELLING FUNDS    BUYING FUND
 Active Management Risk                                               X               X
 Credit Risk                                                          X               X
 Derivatives Risk                                                     X               X
 Diversification Risk                                                 X
 Geographic Concentration Risk                                        X
 Interest Rate Risk                                                   X               X
 Market Risk                                                          X               X
 Prepayment and Extension Risk                                        X               X

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 49
  security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Merger SAI for more information on derivative instruments and related risks.

- DIVERSIFICATION RISK. A non-diversified Fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a Fund that invests more broadly.

- GEOGRAPHIC CONCENTRATION RISK. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See the Merger SAI for details. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

  In addition, because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a Fund that invests more broadly. At times, the Fund and other accounts managed by investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

- INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

- PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Funds by showing, respectively:

- how a Fund's performance has varied for each full calendar year shown on the bar chart; and

- how a Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

 50 RIVERSOURCE FUNDS -- PROXY STATEMENT

Table. The table shows total returns from hypothetical investments in Class A, Class B and Class C shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares; and

- no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.
--------------------------------------------------------------------------------
   MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +8.31%     +5.79%     -4.56%     +10.11%    +5.13%     +6.91%     +3.71%     +3.92%     +2.19%     +3.93%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.38% (quarter ended Sept. 30, 2002) and the lowest return for a calendar quarter was -2.67% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +1.43%.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 51

--------------------------------------------------------------------------------
     MICHIGAN TAX-EXEMPT FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +7.53%     +5.73%     -4.16%     +9.13%     +5.14%     +8.02%     +4.32%     +3.88%     +2.71%     +4.10%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.39% (quarter ended Sept. 30, 2002) and the lowest return for a calendar quarter was -2.29% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +1.59%.

--------------------------------------------------------------------------------
       OHIO TAX-EXEMPT FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +7.95%     +5.77%     -3.74%     +9.94%     +4.73%     +7.01%     +4.10%     +3.17%     +2.07%     +4.05%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.39% (quarter ended Sept. 30, 2002) and the lowest return for a calendar quarter was -2.43% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +1.28%.

 52 RIVERSOURCE FUNDS -- PROXY STATEMENT

--------------------------------------------------------------------------------
    TAX-EXEMPT HIGH INCOME FUND (BUYING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)
                                  (BAR CHART)

              +9.37%     +5.58%     -2.69%     +9.51%     +3.94%     +8.27%     +4.66%     +3.58%     +2.91%     +4.47%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +4.58% (quarter ended Sept. 30, 2002) and the lowest return for a calendar quarter was -2.32% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +0.95%.

The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Oct. 18, 2005, the Fund became a stand-alone Fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 53

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                                         SINCE
                                                                                                       INCEPTION
                                                                        1 YEAR    5 YEARS   10 YEARS   (CLASS C)
 MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND):
   Class A
      Return before taxes                                                -1.00%    +3.11%    +3.97%        N/A
      Return after taxes on distributions                                -1.00%    +2.76%    +3.79%        N/A
      Return after taxes on distributions and sale of Fund shares        +0.53%    +2.87%    +3.85%        N/A
   Class B
      Return before taxes                                                -1.85%    +2.98%    +3.69%        N/A
   Class C
      Return before taxes                                                +2.15%    +3.34%      N/A       +4.17%(a)
 Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond
 Index (reflects no deduction for fees, expenses or taxes)               +4.87%    +5.75%    +5.91%      +6.40%(b)
 Lehman Brothers Municipal Bond Index (reflects no deduction for fees,
 expenses or taxes)                                                      +4.84%    +5.53%    +5.76%      +6.12%(b)
 Lipper Massachusetts Municipal Debt Funds Index                         +4.56%    +5.16%    +5.16%      +5.76%(b)

                                                                                                         SINCE
                                                                                                       INCEPTION
                                                                        1 YEAR    5 YEARS   10 YEARS   (CLASS C)
 MICHIGAN TAX-EXEMPT FUND (SELLING FUND):
   Class A
      Return before taxes                                                -0.84%    +3.58%    +4.07%        N/A
      Return after taxes on distributions                                -0.84%    +3.13%    +3.84%        N/A
      Return after taxes on distributions and sale of Fund shares        +0.62%    +3.26%    +3.93%        N/A
   Class B
      Return before taxes                                                -1.70%    +3.45%    +3.79%        N/A
   Class C
      Return before taxes                                                +2.31%    +3.80%      N/A       +4.45%(a)
 Lehman Brothers Michigan Municipal Bond Index (reflects no deduction
 for fees, expenses or taxes)                                            +4.67%    +5.53%    +5.77%      +6.17%(b)
 Lehman Brothers Municipal Bond Index (reflects no deduction for fees,
 expenses or taxes)                                                      +4.84%    +5.53%    +5.76%      +6.12%(b)
 Lipper Michigan Municipal Debt Funds Index                              +4.28%    +4.71%    +4.80%      +5.35%(b)

                                                                                                         SINCE
                                                                                                       INCEPTION
                                                                        1 YEAR    5 YEARS   10 YEARS   (CLASS C)
 OHIO TAX-EXEMPT FUND (SELLING FUND):
   Class A
      Return before taxes                                                -0.90%    +3.06%    +3.94%        N/A
      Return after taxes on distributions                                -0.89%    +2.67%    +3.74%        N/A
      Return after taxes on distributions and sale of Fund shares        +0.57%    +2.80%    +3.82%        N/A
   Class B
      Return before taxes                                                -1.73%    +2.93%    +3.66%        N/A
   Class C
      Return before taxes                                                +2.07%    +3.28%      N/A       +3.95%(a)
 Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                     +4.82%    +5.81%    +5.81%      +6.34%(b)
 Lehman Brothers Municipal Bond Index (reflects no deduction for fees,
 expenses or taxes)                                                      +4.84%    +5.53%    +5.76%      +6.12%(b)
 Lipper Ohio Municipal Debt Funds Index                                  +4.32%    +4.94%    +5.01%      +5.54%(b)

 54 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                                                         SINCE
                                                                                                       INCEPTION
                                                                        1 YEAR    5 YEARS   10 YEARS   (CLASS C)
 TAX-EXEMPT HIGH INCOME FUND (BUYING FUND):
   Class A
      Return before taxes                                                -0.50%    +3.75%    +4.40%        N/A
      Return after taxes on distributions                                -0.50%    +3.41%    +4.22%        N/A
      Return after taxes on distributions and sale of Fund shares        +1.01%    +3.51%    +4.31%        N/A
   Class B
      Return before taxes                                                -1.32%    +3.63%    +4.12%        N/A
   Class C
      Return before taxes                                                +2.69%    +3.93%      N/A       +4.46%(a)
 Lehman Brothers 3-Plus Year Municipal Bond Index(reflects no
 deduction for fees, expenses or taxes)                                  +5.05%    +5.87%    +5.97%      +6.43%(b)
 Lipper General Municipal Debt Funds Index                               +5.10%    +5.37%    +5.24%      +5.82%(b)

(a)  Inception date is June 26, 2000.
(b)  Measurement period started July 1, 2000.

The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.

The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.

The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.

The Lehman Brothers 3 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more.

The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc.

The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc.

The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc.

The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc.

The Lipper indices' returns include net reinvested dividends.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 55

PROPOSAL 7. REORGANIZATION OF VALUE FUND INTO DIVERSIFIED EQUITY INCOME FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment adviser.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer Classes A, B, C, I and R4 (the Buying Fund also offers Classes R2, R3, R5 and W).

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

COMPARISON OF INVESTMENT OBJECTIVES

The investment objectives for the Funds are similar. Whereas the Selling Fund seeks to provide shareholders with long-term capital growth as a primary objective, this is a secondary objective of the Buying Fund, and whereas the Buying Fund seeks to provide a high level of current income, income is a secondary objective of the Selling Fund. This difference has not materially affected the way that the Funds have been managed.

        SELLING FUND: Value Fund seeks to provide shareholders with long-term capital growth. Income is a secondary objective.

        BUYING FUND: Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The Buying Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. Each Fund may invest up to 25% of its net assets in foreign investments. The Selling Fund invests primarily in securities of large, well established U.S. and multinational companies. Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Nov. 16, 2007, sub-advised by Lord, Abbett & Co. LLC (Lord Abbett). The Selling Fund's Board of Directors terminated the contract of Lord Abbett. Since Nov. 16, 2007, RiverSource Investments has solely managed the Selling Fund. Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

VALUE FUND (SELLING FUND):

Value Fund's assets primarily are invested in equity securities. This Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

In pursuit of Value Fund's objectives, the investment manager chooses equity investments by seeking to:

- Identify stocks that are selling at low prices in relation to:

       - current and projected earnings;

       - current and projected dividends; and

       - historic price levels.

- Identify companies with moderate growth potential based on:

       - effective management, as demonstrated by overall performance; and

       - financial strength.

- Identify companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

DIVERSIFIED EQUITY INCOME FUND (BUYING FUND):

Diversified Equity Income Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. This Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

 56 RIVERSOURCE FUNDS -- PROXY STATEMENT

In pursuit of Diversified Equity Income Fund's objectives, the investment manager chooses equity investments by seeking to:

- Identify stocks that are selling at low prices in relation to:

       - current and projected earnings;

       - current and projected dividends; and

       - historic price levels.

- Identify companies with moderate growth potential based on:

       - effective management, as demonstrated by overall performance; and

       - financial strength.

- Identify companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

BOTH FUNDS:

- Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Buying Fund may use, see the Merger SAI.

- Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund.

- Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Buying Fund's securities transactions and the dollar value of brokerage commissions paid by the Buying Fund is set forth

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 57
  in the Merger SAI. The brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Buying Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

  Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

- Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Buying Fund's historical portfolio turnover rate, which measures how frequently the Buying Fund buys and sells investments, is shown in Section C -- "Financial Highlights."

- Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COMPARISON OF FUNDAMENTAL POLICIES

The Selling Fund and the Buying Fund have substantially similar fundamental investment policies. The investment manager does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund.

The fundamental policies of the Funds are set forth below. Neither of the Funds will:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

- Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

- Invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

In addition, neither Fund may issue senior securities, except as permitted under the 1940 Act.

 58 RIVERSOURCE FUNDS -- PROXY STATEMENT

COMPARISON OF NONFUNDAMENTAL POLICIES

Both Funds are also subject to the following nonfundamental policies:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

- Up to 25% of the Buying fund's net assets may be invested in foreign investments.

COMPARISON OF PRINCIPAL RISK FACTORS

The Selling Fund and the Buying Fund are subject to identical principal risks.

Principal risks of investing in each of the Selling Fund and the Buying Fund, are shown below:


                                                                              DIVERSIFIED EQUITY
PRINCIPAL RISK                                                  VALUE FUND       INCOME FUND
 Active Management Risk                                             X                 X
 Foreign Risk                                                       X                 X
 Issuer Risk                                                        X                 X
 Market Risk                                                        X                 X
 Sector Risk                                                        X                 X
 Small and Mid-Sized Company Risk                                   X                 X

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- FOREIGN RISK. The following are all components of foreign risk:

  Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- SECTOR RISK. If a Fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a Fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

- SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 59

PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
            VALUE FUND (SELLING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)*

                   (BAR CHART)

                                                                     -18.96%    +31.04%    +11.94%    +2.72%     +17.65%
                                                                      2002       2003       2004       2005       2006

* For periods prior to Nov. 16, 2007, Value Fund was subadvised.

During the periods shown in the bar chart, the highest return for a calendar quarter was +18.06% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.58% (quarter ended Sept. 30, 2002).
The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +7.87%.

 60 RIVERSOURCE FUNDS -- PROXY STATEMENT

--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY INCOME FUND (BUYING FUND)
            CLASS A SHARE PERFORMANCE
            (BASED ON CALENDAR YEARS)

                   (BAR CHART)

              +20.30%    +11.58%    +9.22%     -1.78%     +2.70%     -18.40%    +41.89%    +18.23%    +13.33%    +19.66%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +22.66% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.13% (quarter ended Sept. 30, 2002).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +12.42%.

The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" Fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                                SINCE
                                                                                              INCEPTION      SINCE
                                                                                             (CLASSES A,   INCEPTION
                                                              1 YEAR    5 YEARS   10 YEARS   B, C & R4)    (CLASS I)
 VALUE FUND (SELLING FUND):
   Class A
      Return before taxes                                     +10.89%    +6.25%     N/A        +5.17%(a)       N/A
      Return after taxes on distributions                      +8.68%    +5.42%     N/A        +4.42%(a)       N/A
      Return after taxes on distributions and sale of Fund
      shares                                                   +9.14%    +5.23%     N/A        +4.31%(a)       N/A
   Class B
      Return before taxes                                     +11.63%    +6.40%     N/A        +5.37%(a)       N/A
   Class C
      Return before taxes                                     +15.66%    +6.71%     N/A        +5.56%(a)       N/A
   Class I
      Return before taxes                                     +18.04%      N/A      N/A          N/A        +10.05%(b)
   Class R4*
      Return before taxes                                     +17.83%    +7.70%     N/A        +6.46%(a)       N/A
 Russell 1000(R) Value Index (reflects no deduction for
 fees, expenses or taxes)                                     +22.25%   +10.86%     N/A        +8.94%(c)    +14.48%(d)
 Lipper Large-Cap Value Funds Index                           +18.28%    +7.67%     N/A        +5.94%(c)    +11.41%(d)

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 61

                                                                                                SINCE        SINCE
                                                                                              INCEPTION    INCEPTION
                                                              1 YEAR    5 YEARS   10 YEARS   (CLASSES C)   (CLASS I)
 DIVERSIFIED EQUITY INCOME FUND (BUYING FUND):
   Class A
      Return before taxes                                     +12.78%   +11.84%    +9.97%         N/A          N/A
      Return after taxes on distributions                     +10.85%   +10.88%    +8.19%         N/A          N/A
      Return after taxes on distributions and sale of Fund
      shares                                                  +10.11%    +9.98%    +7.79%         N/A          N/A
   Class B
      Return before taxes                                     +13.83%   +12.06%    +9.78%         N/A          N/A
   Class C
      Return before taxes                                     +17.72%   +12.30%      N/A       +10.16%(e)      N/A
   Class I
      Return before taxes                                     +20.13%      N/A       N/A          N/A       +16.72%(b)
   Class R4*
      Return before taxes                                     +19.83%   +13.36%   +10.79%         N/A          N/A
 Russell 1000(R) Value Index (reflects no deduction for
 fees, expenses or taxes)                                     +22.25%   +10.86%   +11.00%       +9.15%(f)   +14.48%(d)
 Lipper Equity Income Funds Index                             +18.40%    +8.28%    +8.43%       +6.99%(f)   +11.70%(d)

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is June 18, 2001.
(b)  Inception date is March 4, 2004.
(c)  Measurement period started July 1, 2001.
(d)  Measurement period started March 1, 2004.
(e)  Inception date is June 26, 2000.
(f)  Measurement period started July 1, 2000.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. Value Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. Diversified Equity Income Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

 62 RIVERSOURCE FUNDS -- PROXY STATEMENT

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

TERMS OF THE REORGANIZATIONS

The Board has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for each Reorganization on the following terms:

- The Reorganization is expected to occur in the first quarter of 2008, pending shareholder approval and receipt of any necessary regulatory approvals. However, following shareholder approval, the Reorganization may happen at any time as agreed to between the Selling Fund and the Buying Fund.

- The Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume all the Selling Fund's liabilities and will issue to the Selling Fund, as applicable, Class A, B, C, I, R2, R3, R4, R5 and W shares with an aggregate net asset value at the time of the Reorganization equal to the value of the assets of Classes A, B, C, I, R2, R3, R4, R5 and W shares that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. These shares will immediately be distributed by the Selling Fund to its shareholders in proportion to their holdings in the Selling Fund. As a result, shareholders of the Selling Fund will become Class A, B, C, I, R2, R3, R4, R5 or W shareholders of the Buying Fund.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

- The net asset value of the Selling Fund and the Buying Fund will be computed as of 3:00 p.m. Central time, on the business day immediately preceding the closing date.

- After the Reorganization, the Selling Fund will be terminated.

CONDITIONS TO CLOSING EACH REORGANIZATION

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective.

- The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel that, although not entirely free from doubt, the proposed Reorganization will not result in gain or loss to any shareholder for federal income tax purposes.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolutions of the Board of the Selling Fund or the Buying Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Selling Fund or the Buying Fund or any of their affiliates.

TAX STATUS OF THE REORGANIZATIONS

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place in any case unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, although not entirely free from doubt, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code", U.S. Treasury regulations issued thereunder ("Regulations"), current administrative rules, pronouncements and court decisions, for federal income tax purposes):

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Buying Fund and the assumption of the Selling Fund's liabilities, followed by the distribution of those Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, to the Selling Fund's shareholders and the termination of the Selling Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Selling Fund solely for Buying Fund Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, as part of the Reorganization.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 63

- Under Section 358 of the Code, the aggregate basis of the Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate basis of the Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the tax holding period for the Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of Buying Fund's Class A, B, C, I, R2, R3, R4, R5 and W shares, as applicable, to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- Under Section 381 of the Code, the Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

The opinion will note and distinguish certain published precedent; it is possible that the Internal Revenue Service (the "IRS") could disagree with tax counsel's opinion.

Tax counsel will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

A portion of the portfolio assets of the Selling Fund may be sold in connection with the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to Selling Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to year of sale, and such distributions will be taxable to shareholders.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

A Fund's ability to carry forward capital losses and use them to offset future gains may be limited. First, one Fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five calendar years. Second, a portion of a Fund's pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and thus will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, in each case the combined Fund resulting from each Reorganization will have tax attributes that reflect a blending of the tax attributes of the two Funds at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any "built-in" (unrealized) gains in the Buying Fund's assets, as well as any taxable gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Buying Fund.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely at this time. As stated above, for five years beginning after the closing date, the combined Fund will not be allowed to offset gains "built in" to either Fund at the time of the Reorganization against capital losses (including capital loss carryforwards) built in to the other Fund.

The realized and unrealized gains and losses of each Fund at the time of each Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. The following paragraphs provide a brief

 64 RIVERSOURCE FUNDS -- PROXY STATEMENT
summary of the tax impact of each Reorganization had it occurred on June 30, 2007. As noted above, the tax impact of the Reorganization depends on each Fund's relative tax situations at the time of the Reorganization and cannot be calculated precisely at this time.

Proposal 1; Reorganization of Core Bond Fund into Diversified Bond Fund. As of June 30, 2007, Core Bond Fund and Diversified Bond Fund had net realized capital losses (including capital loss carryforwards) of approximately $2.51 million (1.03% of the Fund's net assets) and $143.18 million (4.68% of the Fund's net assets), respectively. If the Reorganization had occurred on June 30, 2007, the combined fund would have had gross losses equal to approximately 4.76% of its net assets, and the loss-limitation rules would not have affected the funds' ability to use their losses, and the losses of Diversified Bond Fund would potentially have protected gains recognized by the combined fund.

Proposal 2; Reorganization of Fundamental Growth Fund into Growth Fund. As of June 30, 2007, Fundamental Growth Fund and Growth Fund had net unrealized built-in gains equal to 10.5% and 9.1% of net assets, respectively, and Growth Fund had losses (including capital loss carryforwards) of approximately $344.8 million (10% of the Fund's net assets). If the Reorganization had occurred on that date, it is possible that it would have permitted the shareholders of Fundamental Growth Fund to spread some of the tax cost associated with those unrealized gains to the other shareholders of the combined fund, and shareholders of Fundamental Growth Fund might also have benefited from the use of Growth Fund's losses to reduce or eliminate the tax cost associated with Growth Fund's unrealized gains.

Proposal 3; Reorganization of International Equity Fund into Disciplined International Equity Fund. As of June 30, 2007, International Equity Fund and Disciplined International Equity Fund had net unrealized built-in gains of 13.6% and 7.4% of net assets, respectively. Neither Fund had any capital loss carryforwards to help offset its gains. If the Reorganization had occurred on June 30, 2007, it is possible that it would have permitted the shareholders of International Equity Fund to spread some of the tax cost of their Fund's unrealized gains to the other shareholders of the combined Fund.

Proposals 4, 5 and 6; Reorganizations of each of Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt Fund into Tax-Exempt High Income Fund. As of June 30, 2007 of the Selling Funds and Tax-Exempt High Income Fund, only Massachusetts Tax-Exempt Fund had net realized capital losses (that is, capital loss carryforwards, net of gains recognized year to date), and those were extremely modest. Its losses (including capital loss carryforwards) were $0.13 million (0.26% of the Fund's net assets). At that time, the Buying Fund, which is considerably larger than any of the Selling Funds, had modest unrealized ("built-in") capital gains. If any or all the Reorganizations of these Funds into Tax-Exempt High Income Fund had occurred on June 30, 2007, the combined fund would have been technically subject to the loss-limitation rules described above, but those rules would not likely have prevented the use of such losses; Tax-Exempt High Income Fund's built-in gains would potentially have caused the shareholders of the Selling Fund in each case to receive distributions somewhat earlier, and in higher amounts than they would have absent the Reorganization.

Proposal 7; Reorganization of Value Fund into Diversified Equity Income Fund. As of June 30, 2007, Value Fund and Diversified Equity Income Fund had net unrealized built-in gains equal to 12.9% and 24.8% of net assets, respectively. Neither Fund had any capital loss carryforwards to help offset its gains. If the Reorganization had occurred on June 30, 2007, the combined fund's built-in gains would have been substantially larger, both in absolute terms and as a percentage of net assets, than those of Value Fund, and so it is possible that the Reorganization would potentially have caused Value Fund shareholders to receive distributions somewhat earlier, and in higher amounts, than they would have absent the Reorganization.

The tax principles described above will remain true; their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization, because of market developments, any pre-Reorganization realignments (including, in the case of Fundamental Growth Fund, International Equity Fund and Value Fund, realignments anticipated in connection with the termination of the funds' subadvisers on or about Nov. 16, 2007) or other sales of portfolio securities and shareholder activity in the Funds, among other changes.

This description of the federal income tax consequences of the Reorganizations does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board believes that each proposed Reorganization will be advantageous to Selling Fund shareholders based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of each Reorganization. The Board also considered the relative tax situations of each Fund and the resulting tax impact of the Reorganization to Selling Fund shareholders, and noted that the benefits of each Reorganization will outweigh any resulting tax cost to shareholders. With respect to the proposed Reorganizations of Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt Fund ("Single State

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 65

  Funds") into Tax-Exempt High Income Fund, the Board considered the impact on shareholders of the Single State Funds of the expected taxability of distributions from the Buying Fund for state and local tax purposes. In this regard, the Board also considered the historic performance of the Funds and noted that, even when taking into account the state and local taxes to which shareholders of Tax-Exempt High Income Fund would be subject on distributions from the Fund, the after-tax performance of Tax-Exempt High Income Fund was higher than that of the Single State Funds (see "Performance and Other Factors" below).

- CONTINUITY OF INVESTMENT. The Board took into account the fact that, currently, each Selling Fund and the corresponding Buying Fund have similar or identical investment objectives and, except as noted below and as discussed in more detail under each proposal, similar investment strategies. In particular, for each Reorganization:

  Core Bond Fund into Diversified Bond Fund: The Board noted that Diversified Bond Fund's primary objective of providing shareholders with a high level of current income, while conserving the value of the investment for the longest period of time, is similar to that of Core Bond Fund, which is to provide shareholders with a high total return through current income and capital appreciation. The Board also noted that the Funds shared a common benchmark, the Lehman Brothers Aggregate Bond Index.

  Fundamental Growth Fund into Growth Fund: The Board considered that the Funds shared a common investment objective of providing shareholders with long-term capital growth. The Board also noted the similarity in investment strategies (considering that, although both Funds had RiverSource Investments as an investment adviser, Fundamental Growth Fund had been subadvised by GSAM and Wellington Management). In this regard, the Board noted that both Funds shared a common benchmark, the Russell 1000 Growth Index.

  International Equity Fund into Disciplined International Equity Fund: The Board considered that the Funds shared a common investment objective of providing shareholders with long-term capital growth. The Board also noted the similarity in investment strategies (considering that, although both Funds had RiverSource Investments as an investment adviser, International Equity Fund had been subadvised by The Boston Company and Marsico). In this regard, the Board noted that both Funds shared a common benchmark, the MSCI EAFE Index.

  Single State Funds into Tax-Exempt High Income Fund: The Board considered the principal difference between the Funds, that unlike Tax-Exempt High Income Fund, each Single State Fund, as its investment objective, seeks to generate income that is exempt not only from federal income taxes but also state and local taxes. The Board further considered that, whereas each of the Single State Funds invest in securities exempt from a particular state or local tax, the combined portfolio would continue to consist of municipal securities which are generally exempt from federal tax, and that the holdings of each of the Single State Funds are eligible holdings of Tax-Exempt High Income Fund. In this regard, however, the Board noted that the Single State Funds continue to be faced with a limited supply of investment opportunities in these states, whereas, Tax-Exempt High Income Fund, as a national tax-exempt fund, has a much broader investment universe from which to seek to generate high current income.

  Value Fund into Diversified Equity Income Fund: The Board considered that Diversified Equity Income Fund had a primary objective of seeking a high level of current income, whereas this was a secondary objective for Value Fund. In this regard, the Board considered that, although both Funds had RiverSource Investments as an investment adviser, Value Fund had been subadvised by Lord Abbett, but observed that both Funds were managed against the same benchmark, the Russell 1000(R) Value Index, and that a substantial portion of Value Fund's holdings pay a dividend and thus are eligible holdings for Diversified Equity Income Fund.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Specifically, the Board considered that, as of the end of each Fund's most recent fiscal year, the net expense ratios for each Selling Fund's Class A shares (before giving effect to any applicable performance incentive adjustment and excluding interest and fee expenses related to participation in certain inverse floater programs) were higher than or equal to the pro forma expense ratios for the corresponding Buying Fund's Class A shares (adjusted to reflect current fees, before giving effect to any applicable performance incentive adjustment and excluding interest and fee expenses related to participation in certain inverse floater programs). The Board also evaluated the anticipated expense ratio impacts to each Funds' other share classes. In particular, for each Reorganization (unless otherwise specified, discussion of expense ratio impacts are with respect to a Fund's Class A shares):

  Core Bond Fund into Diversified Bond Fund: The Board considered that, based on current commitments of the investment manager and its affiliates to waive fees and cap expenses, net expense ratios for Class A shares, Class B shares, Class C shares, Class R4 and Class W shares of Core Bond Fund would remain the same or fall slightly after the Reorganization. Although modest increases in expense ratios for Class R2 shares, Class R3 shares and Class R5 shares of Core Bond Fund are expected as a result of the Reorganization, the Board observed that there are no current public shareholders that own such share classes. With respect to Class I shares, the Board considered that the only shareholders are affiliated funds-of-funds, and although the expense ratio of Class I shares is expected to increase modestly as a result of the Reorganization, and such

 66 RIVERSOURCE FUNDS -- PROXY STATEMENT
  increase will contribute to a modest increase in the overall underlying expenses realized by the funds-of-funds investing in the Fund, such increases would not be material to the overall expense ratios for the funds-of-funds. The Board also considered that, based on current commitments of the investment manager and its affiliates to waive fees and cap expenses, similar impacts are expected for Diversified Bond Fund, specifically, that in share classes where there are public shareholders, expense ratios would remain the same or fall slightly, in share classes where there are no public shareholders, expense ratios may increase modestly, but that in Class I shares, expense ratios are expected to remain the same (approximately 0.53%).

  Fundamental Growth Fund into Growth Fund: The Board considered that Growth Fund is not currently subject to any commitment by the investment manager and its affiliates to waive fees or cap expenses, and although the investment manager and its affiliates have agreed to waive fees and cap expenses on Fundamental Growth Fund to 1.42%, Fundamental Growth Fund's total expense ratio (before giving effect to any performance incentive adjustment) was 1.41%. The Board observed that total expenses (before giving effect to any applicable performance incentive adjustment) of Fundamental Growth Fund would decline significantly (approximately 0.31%) as a result of the Reorganization, while total expenses of Growth Fund would remain the same or fall slightly.

  International Equity Fund into Disciplined International Equity Fund: The Board considered that the expenses of International Equity Fund (before giving effect to any applicable performance incentive adjustment) would decline significantly (approximately 0.13%) on a gross or total expense basis and (approximately 0.10%) on a net basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses, and on new commitments scheduled to go effective on Nov. 1, 2007), as a result of the Reorganization. The Board also considered that, based on current commitments of the investment manager and its affiliates, the expenses of Disciplined International Equity Fund would remain the same or fall slightly as a result of the Reorganization, but noted that, under new commitments scheduled to go effective on Nov. 1, 2007 (unrelated to and irrespective of the Reorganization), Class R4 shares would experience a modest increase in expenses.

  Single State Funds into Tax-Exempt High Income Fund: The Board considered that, based both on current commitments of the investment manager and its affiliates to waive fees and cap expenses, and on new commitments to waive fees and cap expenses scheduled to go effective on Dec. 1, 2007 (excluding interest and fee expenses associated with the Funds' participation in inverse floater programs), total expenses on a net basis would be the same for each Single State Fund (equal to 0.79%) both prior to and following these Reorganizations. The Board also considered that investment in inverse floater programs by each Fund will vary, and that, for the most recent fiscal year, each of the Single State Funds include in its expense ratio between 0.02% and 0.04% of expenses related to participation in inverse floater programs, whereas Tax-Exempt High Income Fund included 0.26% of such expenses. The Board recognized that, when a fund participates in an inverse floater program, the fee and interest expenses associated with participation in inverse floater programs are typically offset by incremental interest income earned through such programs. In this regard, the Board considered that, excluding these inverse floater program expenses, total expenses of the Single State Funds, which range from 1.02% to 1.06%, would decline significantly to approximately 0.83%.

  Value Fund into Diversified Equity Income Fund: The Board considered that total expenses (before giving effect to any applicable performance incentive adjustment) of Value Fund would decline significantly (approximately 0.37% on a gross or total expense basis and approximately 0.20% on a net basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses)) as a result of the Reorganization, while total expenses of Diversified Equity Income Fund would remain the same or fall slightly.

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to potential immediate economies of scale of a larger fund, the combined Fund would be able take advantage of other economies of scale associated with a larger fund. For example, a larger fund may realize breakpoints more quickly and it should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from each Reorganization and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis, become a larger percentage of net assets.

- COSTS. The Board considered the fact that the investment manager and its affiliates have agreed to bear all solicitation expenses in order to achieve shareholder approval of the Reorganization and to bear any other costs of effecting each Reorganization (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization).


- DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current shareholders because it would be effected on the basis of the relative net asset value per share of the Selling Fund and Buying Fund, respectively. Thus, for example, a Class A shareholder of a Selling Fund will receive Class A shares of the corresponding Buying Fund equal in value to his or her Class A shares in the Selling Fund at the time of the Reorganization.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 67

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, noting, however, that past performance is no guarantee of future results. The Board also considered the fact that the Reorganizations should allow for a more concentrated selling effort by the Funds' underwriter, thereby potentially benefiting each of the Funds, and that reduced outflows or increased inflows could help the Selling Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board further took into account the investment manager's belief that each Selling Fund, as a stand-alone fund, was unlikely to experience any growth in assets from investor inflows in the near term. In particular, for each Reorganization, the Board observed:

  Core Bond Fund into Diversified Bond Fund: The Board noted that, on an absolute basis, the performance of Diversified Bond Fund was substantially stronger than the performance of Core Bond Fund. The Board noted the weak asset level of Core Bond Fund and its relatively weak prospects for asset growth, particularly compared to Diversified Bond Fund. The Board accorded particular weight to the fact that Diversified Bond Fund had substantially greater assets than Core Bond Fund, noting that Diversified Bond Fund was more than 10 times the size of Core Bond Fund.

  Fundamental Growth Fund into Growth Fund: The Board noted that Growth Fund's performance was substantially stronger than that of Fundamental Growth Fund for both the one and three year periods (both on an absolute basis and when compared to their respective peer groups). The Board also noted Fundamental Growth Fund's small asset size and its relatively weak prospects for asset growth, particularly compared to Growth Fund. The Board accorded particular weight to the fact that Growth Fund was more than 10 times the size of Fundamental Growth Fund.

  International Equity Fund into Disciplined International Equity Fund: The Board noted that although Disciplined International Equity Fund has a shorter period of operations than International Equity Fund, its performance during this brief period has been strong and significantly better than that of International Equity Fund for the same period. The Board also noted that, notwithstanding its short period of operations, Disciplined International Equity Fund has garnered more assets relative to International Equity Fund.

  Single State Funds into Tax-Exempt High Income Fund: The Board noted that Tax-Exempt High Income Fund's performance was stronger than the performance for each of the Single State Funds for both the one and three year periods (both on an absolute basis and when compared to their respective peer groups). The Board also observed that Tax-Exempt High Income Fund's performance was stronger than that of the Single State Funds even when taking into account state and local taxes (i.e., of each relevant state covered by the Single State Funds) to which shareholders of Tax-Exempt High Income Fund would be subject. In this regard, it was noted that Tax-Exempt High Income Fund's relatively strong performance, when compared to the performance of the Single State Funds, may reflect the benefits of having access to a broader investment universe. The Board further observed that due to the relatively small asset size of each Single State Fund (each has less than $60 million of assets), the continued strength and viability of the single-state products were questionable and that, in this regard, Tax-Exempt High Income Fund had grown to more than 15 times the size of the largest of the Single State Funds.

  Value Fund into Diversified Equity Income Fund: The Board noted that Diversified Equity Income Fund's performance was substantially stronger than that of Value Fund (both on an absolute basis and compared to their respective peer groups). The Board also discussed Value Fund's small asset level and its relatively weak prospects for asset growth, particularly compared to Diversified Equity Income Fund. The Board accorded particular weight to the fact that Diversified Equity Income Fund was almost 20 times the size of Value Fund.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board considered the potential benefits from the Reorganization that could be realized by the investment manager and its affiliates. For Funds that are currently sub-advised, the Board recognized that potential benefits to the investment manager consist principally of the savings associated with the elimination of the expense of paying the subadviser(s) and, for all Funds, the elimination of expenses incurred in duplicative efforts to administer separate Funds. The Board also noted, however, that shareholders of the Selling Fund are expected to benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganization.

BOARDS' DETERMINATIONS

After considering the factors described above and other relevant information, at meetings held on July 10-12, 2007, Sept. 10-11, 2007, [and Nov. 7-8, 2007] each
Selling Fund Board, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Selling Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

The Board of Directors of each Buying Fund approved the Agreement at a meeting held on Sept. 10-11, 2007. Among other factors, the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in each Reorganization is in the best interests of the Buying Fund and that the interests of existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.

 68 RIVERSOURCE FUNDS -- PROXY STATEMENT

RECOMMENDATION AND VOTE REQUIRED

The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved, the Board will consider what further action should be taken.

If shareholders approve the Reorganization, it will take place shortly after the shareholder meeting, currently anticipated for the first quarter of 2008.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 69

SECTION B -- PROPOSAL FOR MINNESOTA TAX-EXEMPT FUND

PROPOSAL 8. APPROVE OR REJECT CHANGE OF INVESTMENT COMPANY CLASSIFICATION TO "NON-DIVERSIFIED" FOR MINNESOTA TAX-EXEMPT FUND

Reference to the "Fund" in this proposal is a reference to Minnesota Tax-Exempt Fund.

The Board has approved, and recommends that shareholders approve, a proposal to change the classification of the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined under the Investment Company Act of 1940, as amended.

FUND CLASSIFICATION. The Fund is currently classified as a diversified fund under the 1940 Act. This means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 25% of the Fund's total assets, there is no limitation on the amount of assets the Fund may invest in any one issuer.
Section 13(a)(1) of the 1940 Act and Rule 13a-1 thereunder generally provide that if a non-diversified fund actually operates as if it were a diversified fund for a period of three years, its classification under the 1940 Act will convert automatically from non-diversified to diversified. The Fund's current classification as a diversified fund resulted from its operating as a diversified fund for more than three years. The Fund is seeking shareholder approval to restore its non-diversified classification because its investment manager believes that the Fund will benefit from the additional investment flexibility of investing in a smaller number of issuers, and because a diversified fund may convert to non-diversified status only with shareholder approval.

The Fund is also subject to certain additional diversification requirements under the Internal Revenue Code of 1986, as amended (the "Code"). With respect to 50% of the Fund's total assets, the Fund may not invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 50% of the Fund's total assets, the Fund may not invest more than 25% of its assets in any one issuer. If this proposal is approved, the Fund will continue to be subject to the Code's diversification requirements with respect to regulated investment companies.

REASONING AND POTENTIAL RISK. The Fund's investment manager is seeking to regain the flexibility to invest more of the Fund's assets in a small number of issuers. The Fund's investment manager believes this flexibility will allow the Fund to better pursue its investment objective of providing shareholders with a high level of income generally exempt from federal income tax, as well as from Minnesota state and local tax. Even if this proposal is approved, the Fund's investment manager may or may not operate the Fund as non-diversified, depending on its assessment of the investment opportunities available to the Fund from time to time. (Of course, pursuant to Rule 13a-1, should the Fund operate as a "diversified" fund for a period of three years, it would revert to its diversified status).

A non-diversified Fund is subject to greater risk. The Fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment may have a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

BOARD RECOMMENDATION AND VOTE REQUIRED. The Board recommends that you vote to approve to change the classification of the Fund to non-diversified. Approval of the proposed change requires the favorable vote of the lesser of (a) a majority of the Fund's outstanding voting securities or (b) 67% or more of the voting securities present at the meeting, so long as more than 50% of the outstanding voting securities are present. If shareholders approve the proposed change, it will take effect shortly after the shareholder meeting. If the proposed change is not approved, the Fund will continue to operate as a diversified fund.

 70 RIVERSOURCE FUNDS -- PROXY STATEMENT

SECTION C -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Selling Fund and Minnesota Tax-Exempt Fund.

VOTING. You are entitled to vote based on your total dollar interest in the Fund. Each dollar is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone or internet. Signed proxy cards returned without instructions will be voted in favor of all proposals of Fund(s) for which you own shares.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposals. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

If your shares are held in an IRA account with Ameriprise Trust Company as custodian, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other Fund shareholders have voted.

REVOKING YOUR PROXY. If you change your mind after you vote and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, but cannot attend the meeting, you may change your vote or revoke it by mail, telephone or internet.

SIMULTANEOUS MEETINGS. The meeting will be held simultaneously with meetings of other RiverSource mutual funds. Each proposal will be voted on separately by shareholders of a Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The investment manager will pay the expenses of the solicitation. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. RiverSource Funds are not required to hold regular meetings of shareholders each year. However, meetings of shareholders are held from time to time and proposals of shareholders that are intended to be presented at future shareholder meetings must be submitted in writing to RiverSource Funds in reasonable time prior to the solicitation of proxies for the meeting.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Selling Fund shareholders (except Michigan Tax-Exempt Fund, Ohio Tax-Exempt Fund and Michigan Tax-Exempt Fund, which are organized as Massachusetts business trusts) are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposal. They will vote against any adjournment those shares that have voted against the proposal. The investment manager will pay the costs of any additional solicitation and of any adjourned meeting. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient votes have been received.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 71

SECTION D -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Funds:

TABLE    CONTENT
         (all information is shown for the last fiscal year unless
         noted otherwise)
         Actual and pro forma capitalization of each Selling Fund and
 D-1     each Buying Fund
         Actual and pro forma ownership of Selling Fund and Buying
 D-2     Fund shares
 D-3     Capitalization and ownership of Minnesota Tax-Exempt Fund
 D-4     Financial Highlights of each Buying Fund

THE FUND'S INVESTMENT MANAGER AND DISTRIBUTOR. RiverSource Investments is the investment manager for each fund. RiverSource Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, is the distributor for the funds. The address for RiverSource Investments and RiverSource Distributors is 200 Ameriprise Financial Center, Minneapolis, MN 55474.

CAPITALIZATION OF SELLING FUNDS AND BUYING FUNDS

The following table shows the capitalization of the Funds as of Sept. 30, 2007 and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE D-1. ACTUAL AND PRO FORMA CAPITALIZATION OF EACH SELLING FUND AND EACH BUYING FUND

                                                                                  NET ASSET VALUE      SHARES
FUND                                                              NET ASSETS         PER SHARE       OUTSTANDING
CORE BOND FUND (SELLING FUND)
 Class A                                                        $   42,708,879        $ 9.58           4,460,032
 Class B                                                            10,869,457          9.58           1,134,347
 Class C                                                               836,113          9.59              87,231
 Class I                                                           274,336,374          9.57          28,680,524
 Class R2                                                                4,964          9.58                 518
 Class R3                                                                4,964          9.58                 518
 Class R4                                                                9,576          9.57               1,000
 Class R5                                                                4,964          9.58                 518
 Class W                                                                 4,941          9.57                 516
DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)
 Class A                                                        $1,948,219,755        $ 4.84         402,607,422
 Class B                                                           304,200,631          4.84          62,868,798
 Class C                                                            17,227,253          4.84           3,559,322
 Class I                                                           392,127,542          4.85          80,928,718
 Class R2                                                                5,022          4.83               1,040
 Class R3                                                                5,022          4.83               1,040
 Class R4                                                           77,569,937          4.83          16,051,007
 Class R5                                                                5,023          4.83               1,040
 Class W                                                           260,597,795          4.84          53,834,982
DIVERSIFIED BOND FUND (PRO FORMA COMBINED)
 Class A                                                        $1,990,928,634        $ 4.84         411,431,571
 Class B                                                           315,070,088          4.84          65,114,554
 Class C                                                            18,063,366          4.84           3,732,073
 Class I                                                           666,463,916          4.85         137,492,919
 Class R2                                                                9,986          4.83               2,068
 Class R3                                                                9,986          4.83               2,068
 Class R4                                                           77,579,513          4.83          16,052,990
 Class R5                                                                9,987          4.83               2,068
 Class W                                                           260,602,736          4.84          53,836,003

 72 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                                  NET ASSET VALUE      SHARES
FUND                                                              NET ASSETS         PER SHARE       OUTSTANDING
FUNDAMENTAL GROWTH FUND (SELLING FUND)
 Class A                                                        $   19,560,822        $ 7.25           2,696,272
 Class B                                                             5,104,382          7.00             729,158
 Class C                                                               829,186          7.01             118,287
 Class I                                                           192,605,990          7.37          26,127,981
 Class R4                                                               50,123          7.33               6,840
GROWTH FUND (ACTUAL) (BUYING FUND)
 Class A                                                        $2,464,860,973        $34.49          71,463,417
 Class B                                                           379,772,808         31.36          12,111,368
 Class C                                                            21,185,694         31.33             676,134
 Class I                                                           316,923,720         35.37           8,959,939
 Class R4                                                          150,624,163         35.14           4,286,189
GROWTH FUND (PRO FORMA COMBINED)
 Class A                                                        $2,484,421,795        $34.49          72,030,562
 Class B                                                           384,877,190         31.36          12,274,135
 Class C                                                            22,014,880         31.33             702,600
 Class I                                                           509,529,710         35.37          14,405,401
 Class R4                                                          150,674,286         35.14           4,287,615
INTERNATIONAL EQUITY FUND (SELLING FUND)
 Class A                                                        $  106,806,505        $ 8.52          12,529,871
 Class B                                                            22,818,683          8.38           2,723,649
 Class C                                                             1,807,796          8.38             215,757
 Class I                                                            77,955,698          8.57           9,093,112
 Class R4                                                              137,212          8.53              16,093
DISCIPLINED INTERNATIONAL EQUITY FUND (ACTUAL) (BUYING FUND)
 Class A                                                        $   19,839,939        $12.33           1,609,317
 Class B                                                             2,532,930         12.21             207,465
 Class C                                                               377,032         12.21              30,879
 Class I                                                           186,292,184         12.37          15,062,828
 Class R4                                                               64,000         12.34               5,187
DISCIPLINED INTERNATIONAL EQUITY FUND (PRO FORMA COMBINED)
 Class A                                                        $  126,646,444        $12.33          10,271,645
 Class B                                                            25,351,613         12.21           2,076,317
 Class C                                                             2,184,828         12.21             178,938
 Class I                                                           264,247,882         12.37          21,364,825
 Class R4                                                              201,212         12.34              16,306
MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND)
 Class A                                                        $   40,623,765        $ 5.27           7,712,751
 Class B                                                             5,738,114          5.27           1,089,492
 Class C                                                               567,447          5.26             107,789
MICHIGAN TAX-EXEMPT FUND (SELLING FUND)
 Class A                                                        $   37,385,393        $ 5.21           7,177,184
 Class B                                                             1,232,293          5.21             236,449
 Class C                                                             1,016,118          5.21             195,052
OHIO TAX-EXEMPT FUND (SELLING FUND)
 Class A                                                        $   38,038,296        $ 5.21           7,301,879
 Class B                                                             3,184,066          5.21             611,028
 Class C                                                               963,105          5.21             184,802

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 73

                                                                                  NET ASSET VALUE      SHARES
FUND                                                              NET ASSETS         PER SHARE       OUTSTANDING
TAX-EXEMPT HIGH INCOME FUND (ACTUAL) (BUYING FUND)
 Class A                                                        $2,658,677,627        $ 4.32         615,646,120
 Class B                                                            83,083,815          4.32          19,243,741
 Class C                                                            14,391,682          4.32           3,331,223
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MASSACHUSETTS TAX-EXEMPT FUND IS
CONSUMMATED)
 Class A                                                        $2,699,301,392        $ 4.32         625,049,769
 Class B                                                            88,821,929          4.32          20,572,008
 Class C                                                            14,959,129          4.32           3,462,576
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE MICHIGAN TAX-EXEMPT FUND IS
CONSUMMATED)
 Class A                                                        $2,696,063,020        $ 4.32         624,300,146
 Class B                                                            84,316,108          4.32          19,528,994
 Class C                                                            15,407,800          4.32           3,566,436
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY THE OHIO TAX-EXEMPT FUND IS
CONSUMMATED)
 Class A                                                        $2,696,715,923        $ 4.32         624,451,281
 Class B                                                            86,267,881          4.32          19,980,793
 Class C                                                            15,354,787          4.32           3,554,164
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
MICHIGAN TAX-EXEMPT FUND IS CONSUMMATED)
 Class A                                                        $2,736,686,785        $ 4.32         633,703,795
 Class B                                                            90,054,222          4.32          20,857,261
 Class C                                                            15,975,247          4.32           3,697,789
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MASSACHUSETTS TAX-EXEMPT FUND AND
OHIO TAX-EXEMPT FUND IS CONSUMMATED)
 Class A                                                        $2,737,339,688        $ 4.32         633,854,930
 Class B                                                            92,005,995          4.32          21,309,060
 Class C                                                            15,922,234          4.32           3,685,517
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY MICHIGAN TAX-EXEMPT FUND AND OHIO
TAX-EXEMPT FUND IS CONSUMMATED)
 Class A                                                        $2,734,101,316        $ 4.32         633,105,307
 Class B                                                            87,500,174          4.32          20,266,046
 Class C                                                            16,370,905          4.32           3,789,376
TAX-EXEMPT HIGH INCOME FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN
TAX-EXEMPT FUND AND OHIO TAX-EXEMPT FUND IS CONSUMMATED)
 Class A                                                        $2,774,725,081        $ 4.32         642,508,957
 Class B                                                            93,238,288          4.32          21,594,313
 Class C                                                            16,938,352          4.32           3,920,730
VALUE FUND (SELLING FUND)
 Class A                                                        $  203,699,510        $ 5.76          35,386,466
 Class B                                                            74,233,086          5.58          13,296,778
 Class C                                                             6,338,062          5.60           1,132,318
 Class I                                                            48,528,679          5.81           8,351,589
 Class R4                                                              131,849          5.79              22,784
DIVERSIFIED EQUITY INCOME FUND (ACTUAL) (BUYING FUND)
 Class A                                                        $6,501,945,416        $14.34         453,437,507
 Class B                                                         1,113,738,286         14.35          77,596,413
 Class C                                                           112,932,408         14.32           7,884,852
 Class I                                                           131,789,264         14.33           9,195,636
 Class R4                                                          209,845,096         14.35          14,620,839

 74 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                                  NET ASSET VALUE      SHARES
FUND                                                              NET ASSETS         PER SHARE       OUTSTANDING
DIVERSIFIED EQUITY INCOME FUND (PRO FORMA COMBINED)
 Class A                                                        $6,705,644,926        $14.34         467,642,494
 Class B                                                         1,187,971,372         14.35          82,769,450
 Class C                                                           119,270,470         14.32           8,327,454
 Class I                                                           180,317,943         14.33          12,582,145
 Class R4                                                          209,976,945         14.35          14,630,027

OWNERSHIP OF SELLING FUND AND BUYING FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares as of Aug. 31, 2007. As of Aug. 31, 2007, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

TABLE D-2. ACTUAL AND PRO FORMA OWNERSHIP OF SELLING FUND AND BUYING FUND SHARES

                                                                                             PERCENT OF
                                                                               PERCENT      SHARES HELD
                                                                              OF SHARES    FOLLOWING THE
FUND          5% OWNERS                                                         HELD       REORGANIZATION
CORE BOND FUND (SELLING FUND)
 Class A      Charles Schwab & Co., Inc. (Charles Schwab), a brokerage
              firm in San Francisco, CA                                         12.77%           N/A
 Class B      None                                                                N/A            N/A
 Class C      Frank S. Gregory, Derry, NH                                        6.27%           N/A
 Class I      Portfolio Builder Aggressive Fund*                                 9.25%           N/A
              Portfolio Builder Conservative Fund*                              10.53%           N/A
              Portfolio Builder Moderate Fund*                                  39.61%           N/A
              Portfolio Builder Moderate Aggressive Fund*                       26.12%           N/A
              Portfolio Builder Moderate Conservative Fund*                     14.49%           N/A
 Class R2     Ameriprise Financial Inc. (Ameriprise Financial)*,
              Minneapolis, MN                                                  100.00%           N/A
 Class R3     Ameriprise Financial*                                            100.00%           N/A
 Class R4     RiverSource Life Insurance Company*, Minneapolis, MN              99.96%           N/A
 Class R5     Ameriprise Financial*                                            100.00%           N/A
 Class W      Ameriprise Financial*                                            100.00%           N/A
DIVERSIFIED BOND FUND (BUYING FUND)
 Class A      Charles Schwab                                                     6.86%          6.98%
 Class B      None                                                                N/A            N/A
 Class C      Frank S. Gregory, Derry, NH                                         N/A              **
 Class I      Income Builder Moderate Income Fund*                               7.23%          4.25%
              Portfolio Builder Aggressive Fund*                                 8.34%          8.71%
              Portfolio Builder Conservative Fund*                                N/A           4.34%
              Portfolio Builder Moderate Fund*                                  38.17%         38.77%
              Portfolio Builder Moderate Aggressive Fund*                       28.89%         27.75%
              Portfolio Builder Moderate Conservative Fund*                     10.14%         11.94%
 Class R2     Ameriprise Financial*                                            100.00%        100.00%
 Class R3     Ameriprise Financial*                                            100.00%        100.00%
 Class R4     RiverSource Life Insurance Company*                                 N/A              **
              Wachovia Bank NA (Wachovia Bank), Charlotte, NC                   93.56%         93.54%
              GWFS Equities Inc., Greenwood Village, CO                          5.10%          5.10%
 Class R5     Ameriprise Financial*                                            100.00%        100.00%
 Class W      American Enterprise Investment Services Inc., Minneapolis,
              MN                                                                99.99%         97.81%
              Ameriprise Financial*                                                N/A             **

 * The combination of Ameriprise Financial and affiliated company (Ameriprise Financial) initial capital investment in Core Bond Fund (seed accounts), and affiliated funds-of-funds, including RiverSource Income Builder Funds and RiverSource Portfolio Builder Funds (funds-of-funds), investment in Class I shares of Core Bond Fund, represents aggregate ownership of 83.63% of the Fund. Ameriprise Financial and RiverSource Investments (in its capacity as investment manager of the funds-of-funds), do not invest in the Fund for the purposes of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 75

     Specifically, RiverSource Investments (which votes proxies for the seed accounts), and the funds-of-funds' Boards of Directors (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, Ameriprise Financial and the funds-of-funds will own less than 25% of Diversified Bond Fund.

**   Less than 1%

                                                                                             PERCENT OF
                                                                               PERCENT      SHARES HELD
                                                                              OF SHARES    FOLLOWING THE
FUND          5% OWNERS                                                         HELD       REORGANIZATION
FUNDAMENTAL GROWTH FUND (SELLING FUND)
 Class A      Charles Schwab                                                     5.71%           N/A
 Class B      None                                                                N/A            N/A
 Class C      Taylor Ambe-Crain Partnership, Westlake Village, CA               25.40%           N/A
 Class I      Portfolio Builder Aggressive Fund*                                19.72%           N/A
              Portfolio Builder Moderate Fund*                                  19.98%           N/A
              Portfolio Builder Moderate Aggressive Fund*                       31.77%           N/A
              Portfolio Builder Moderate Conservative Fund*                      5.09%           N/A
              Portfolio Builder Total Equity Fund*                              22.18%           N/A
 Class R4     Ameriprise Financial*                                             29.25%           N/A
              Charles Schwab                                                    70.73%           N/A
GROWTH FUND (BUYING FUND)
 Class A      Charles Schwab                                                     9.00%          8.97%
 Class B      None                                                                N/A            N/A
 Class C      Taylor Ambe-Crain Partnership, Westlake Village, CA                 N/A              **
 Class I      Portfolio Builder Aggressive Fund*                                19.72%         19.72%
              Portfolio Builder Moderate Fund*                                  19.97%         19.98%
              Portfolio Builder Moderate Aggressive Fund*                       31.81%         31.80%
              Portfolio Builder Moderate Conservative Fund*                      5.09%          5.09%
              Portfolio Builder Total Equity Fund*                              22.16%         22.17%
 Class R4     Ameriprise Financial*                                               N/A              **
              Ameriprise Trust Company*, Minneapolis, MN                        43.02%         43.02%
              Charles Schwab                                                      N/A              **
              New York Life Trust Company, Parsippany, NY                        5.67%          5.67%
              Wachovia Bank                                                     47.89%         47.87%

 * The combination of Ameriprise Financial and affiliated company (Ameriprise Financial) initial capital investment in Fundamental Growth Fund (seed accounts), and affiliated funds-of-funds, including RiverSource Portfolio Builder Funds (funds-of-funds), investment in Class I shares of Fundamental Growth Fund, represents aggregate ownership of 88.18% of the Fund. Ameriprise Financial and RiverSource Investments (in its capacity as investment manager of the funds-of-funds), do not invest in the Fund for the purposes of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts), and the funds-of-funds' Boards of Directors (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, Ameriprise Financial and the funds-of-funds will own less than 25% of Growth Fund.

**   Less than 1%

 76 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                                             PERCENT OF
                                                                               PERCENT      SHARES HELD
                                                                              OF SHARES    FOLLOWING THE
   FUND       5% OWNERS                                                         HELD       REORGANIZATION
INTERNATIONAL EQUITY FUND (SELLING FUND)
 Class A      Charles Schwab                                                    11.31%           N/A
 Class B      None                                                                N/A            N/A
 Class C      Daniel and Linda L. Miklovic, St. Louis, MO                        6.36%           N/A
 Class I      Portfolio Builder Aggressive Fund*                                19.67%           N/A
              Portfolio Builder Moderate Fund*                                  20.01%           N/A
              Portfolio Builder Moderate Aggressive Fund*                       31.74%           N/A
              Portfolio Builder Moderate Conservative Fund*                      5.09%           N/A
              Portfolio Builder Total Equity Fund*                              22.13%           N/A
 Class R4     Ameriprise Financial*                                             12.43%           N/A
              Charles Schwab                                                    87.57%           N/A
DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND)
 Class A      Charles Schwab                                                    21.33%         12.77%
 Class B      None                                                                N/A            N/A
 Class C      Chester L. and Jewel Carter, Sacramento, CA                        6.98%          1.09%
              Daniel and Linda L. Miklovic, St. Louis, MO                         N/A           5.36%
              Linda A. O'Donnel, West Chester, OH                                7.03%          1.10%
 Class I      Income Builder Basic Income Fund*                                  6.71%          4.70%
              Income Builder Enhanced Income Fund*                              14.33%         10.06%
              Income Builder Moderate Income Fund*                              12.86%          9.01%
              Portfolio Builder Aggressive Fund*                                 8.23%         11.65%
              Portfolio Builder Moderate Fund*                                   8.37%         11.85%
              Portfolio Builder Moderate Aggressive Fund*                       13.28%         18.80%
              Portfolio Builder Moderate Conservative Fund*                       N/A           1.52%
              Portfolio Builder Total Equity Fund*                               9.26%         13.11%
 Class R4     Ameriprise Financial*                                             19.28%         14.60%
              Charles Schwab                                                    80.72%         85.38%

* The combination of Ameriprise Financial and affiliated company (Ameriprise Financial) initial capital investment in International Equity Fund and Disciplined International Equity Fund (seed accounts), and affiliated funds-of-funds, including RiverSource Income Builder Funds and RiverSource Portfolio Builder Funds (funds-of-funds), investment in Class I shares of International Equity Fund and Disciplined International Equity Fund, represents aggregate ownership of 36.62% and 35.22% of the Funds, respectively. Ameriprise Financial and RiverSource Investments (in its capacity as investment manager of the funds-of-funds), do not invest in the Fund for the purposes of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts), and the funds-of-funds' Boards of Directors (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, Ameriprise Financial and the funds-of-funds will own 35.67% of Disciplined International Equity Fund.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 77

                                                                                           PERCENT OF
                                                                             PERCENT      SHARES HELD
                                                                            OF SHARES    FOLLOWING THE
FUND        5% OWNERS                                                         HELD       REORGANIZATION
MASSACHUSETTS TAX-EXEMPT FUND (SELLING FUND)
 Class A    Charles Schwab                                                    5.89%          N/A
 Class B    None                                                               N/A           N/A
 Class C    Kevin H. and Nancy A. Aiken, Athol, MA                           10.01%          N/A
            Charles M. and Carol A. Breau, Clinton, MA                        9.39%          N/A
            Alphonse A. and Linda Di Nardo, Leominster, MA                    6.83%          N/A
            June P. and Norman E. Venette as the Trustees of the Norman
            E. Venette Revocable Trust, Orange, MA                           22.40%          N/A
MICHIGAN TAX-EXEMPT FUND (SELLING FUND)
 Class A    None                                                               N/A           N/A
 Class B    Nancy J. Anderson, Iron River, MI                                 6.80%          N/A
            Ann Marie and Harley R. Arnold, Barton City, MI                   8.06%          N/A
            Orva Lee and Jean E. Ice, Sterling Heights, MI                    5.28%          N/A
            Chester V. and Rose M. Mysliwiec as the Trustees of the Rose
            M. Mysliwiec Living Trust, Grand Rapids, MI                       5.25%          N/A
            Elizabeth L. and Dennis P. Sexton, Benton Harbor, MI              5.39%          N/A
 Class C    Carl L. and Marian A. Beaver, Riga, MI                            7.47%          N/A
            Barry J. Fishman and Teresa A. McMahon as Trustees for the
            Barry J. Fishman Living Trust, Ann Arbor, MI                      6.03%          N/A
            Francis D. and Isabel S. Kinser, Waterford, MI                    7.76%          N/A
            Lorne R. and Vivian T. Trainor, Erie, MI                          7.13%          N/A
OHIO TAX-EXEMPT FUND (SELLING FUND)
 Class A    None                                                               N/A           N/A
 Class B    Clarence J. and Nancy J. Varhol, Euclid, OH                       5.95%          N/A
 Class C    George and Ophelia M. Hill, Cincinnati, OH                        8.45%          N/A
            Randall J. Hohman, Tiffin, OH                                     6.53%          N/A
            Richard L. Sears, Parma, OH                                      12.85%          N/A
TAX-EXEMPT HIGH INCOME FUND (BUYING FUND)
 Class A    None                                                                N/A             *
 Class B    None                                                                N/A             *
 Class C    None                                                                N/A             *

* All of the 5% owners listed above will own less than 1% of Tax-Exempt High Income Fund, assuming the Reorganization of Tax-Exempt High Income Fund with Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund or Ohio Tax-Exempt Fund, or any combination of the three.

 78 RIVERSOURCE FUNDS -- PROXY STATEMENT


                                                                                          PERCENT OF
                                                                             PERCENT      SHARES HELD
                                                                             OF SHARES    FOLLOWING THE
FUND         5% OWNERS                                                        HELD        REORGANIZATION
VALUE FUND (SELLING FUND)
 Class A     Charles Schwab                                                   11.07%            N/A
 Class B     None                                                               N/A             N/A
 Class C     National Financial Services Corp., New York, NY                   9.78%            N/A
 Class I     Portfolio Builder Aggressive Fund                                19.79%            N/A
             Portfolio Builder Moderate Fund                                  19.97%            N/A
             Portfolio Builder Moderate Aggressive Fund                       31.72%            N/A
             Portfolio Builder Moderate Conservative Fund                      5.09%            N/A
             Portfolio Builder Total Equity Fund                              22.17%            N/A
 Class R4    Ameriprise Financial                                              8.78%            N/A
             Charles Schwab                                                   91.22%            N/A
DIVERSIFIED EQUITY INCOME FUND (BUYING FUND)
 Class A     Charles Schwab                                                   26.32%          25.85%
 Class B     None                                                               N/A             N/A
 Class C     National Financial Services Corp., New York, NY                    N/A                *
 Class I     Portfolio Builder Aggressive Fund                                19.75%          19.76%
             Portfolio Builder Moderate Fund                                  19.95%          19.95%
             Portfolio Builder Moderate Aggressive Fund                       31.76%          31.75%
             Portfolio Builder Moderate Conservative Fund                      5.09%           5.09%
             Portfolio Builder Total Equity Fund                              22.19%          22.18%
 Class R4    American Century Services LLC, Kansas City, MO                    5.36%           5.36%
             Ameriprise Financial                                               N/A                *
             Charles Schwab                                                     N/A                *
             Wachovia Bank                                                    49.56%          49.53%
             Wells Fargo Bank, Minneapolis, MN                                32.33%          32.31%

*    Less than 1%

CAPITALIZATION AND OWNERSHIP OF MINNESOTA TAX-EXEMPT FUND

The following table shows capitalization of Minnesota Tax-Exempt Fund as of Sept. 30, 2007 and provides information on shareholders who owned more than 5% of the Fund's outstanding shares as of Aug. 31, 2007. As of Aug. 31, 2007, officers and trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

TABLE D-3. CAPITALIZATION AND OWNERSHIP OF MINNESOTA TAX-EXEMPT FUND


                                                                                NET ASSET
                                                                                  VALUE              SHARES
FUND                                                             NET ASSETS     PER SHARE          OUTSTANDING    5% OWNERS
MINNESOTA TAX-EXEMPT FUND
 Class A                                                        $290,234,054      $5.20            55,809,298       None
 Class B                                                          19,836,222       5.20             3,813,225       None
 Class C                                                           7,073,634       5.20             1,360,039       None

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 79

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE BUYING FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE BUYING FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE BUYING FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL PERIODS ENDING JULY 31, 2007 OR LATER HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE BUYING FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JUNE 30, 2007 HAS BEEN AUDITED BY KPMG LLP.

TABLE D-3. FINANCIAL HIGHLIGHTS OF EACH BUYING FUND

Diversified Bond Fund - Class A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                                 2007(H)            2006           2005           2004           2003
Net asset value, beginning of period                           $4.77           $4.89          $4.87          $4.78          $4.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .10             .19            .18            .18            .20
Net gains (losses) (both realized and unrealized)                .12            (.11)           .03            .08            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .22             .08            .21            .26            .23
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.11)           (.20)          (.19)          (.17)          (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $4.88           $4.77          $4.89          $4.87          $4.78
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $1,955          $2,013         $1,774         $1,933         $2,280
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)            .89%(d),(e)      .89%(d)       .94%(d)        .98%(d)        .97%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                        4.32%(e)        4.09%          3.67%          3.55%          4.16%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       134%            281%           300%           279%           256%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                4.72%(g)        1.64%          4.38%          5.54%          4.91%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.98% for the six months ended Feb. 28, 2007 and 0.99%, 1.02% and 1.00% for the years ended Aug. 31, 2006, 2005 and 2004, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Feb. 28, 2007 (Unaudited).

 80 RIVERSOURCE FUNDS -- PROXY STATEMENT

Diversified Bond Fund - Class B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                                2007(H)             2006           2005           2004           2003
Net asset value, beginning of period                           $4.77           $4.89          $4.88          $4.78          $4.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .09             .16            .15            .14            .16
Net gains (losses) (both realized and unrealized)                .11            (.12)           .01            .09            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .20             .04            .16            .23            .19
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.09)           (.16)          (.15)          (.13)          (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $4.88           $4.77          $4.89          $4.88          $4.78
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $381            $402           $484           $628           $902
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)           1.65%(d),(e)     1.65%(d)      1.70%(d)       1.73%(d)       1.73%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                        3.56%(e)        3.31%          2.92%          2.78%          3.40%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       134%            281%           300%           279%           256%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                4.34%(g)         .88%          3.39%          4.95%          4.12%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.74% for the six months ended Feb. 28, 2007 and 1.76%, 1.78% and 1.75% for the years ended Aug. 31, 2006, 2005 and 2004, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Feb. 28, 2007 (Unaudited).

Diversified Bond Fund - Class C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                                2007(h)             2006           2005           2004           2003
Net asset value, beginning of period                           $4.77           $4.90          $4.88          $4.78          $4.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .09             .16            .15            .14            .16
Net gains (losses) (both realized and unrealized)                .11            (.13)           .02            .09            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .20             .03            .17            .23            .19
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.09)           (.16)          (.15)          (.13)          (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $4.88           $4.77          $4.90          $4.88          $4.78
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $17             $17            $18            $21            $27
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)           1.65%(d),(e)     1.66%(d)      1.70%(d)       1.73%(d)       1.74%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                        3.57%(e)        3.31%          2.93%          2.79%          3.34%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       134%            281%           300%           279%           256%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                4.33%(g)         .66%          3.60%          4.95%          4.11%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.74% for the six months ended Feb. 28, 2007 and 1.76%, 1.79% and 1.75% for the years ended Aug. 31, 2006, 2005 and 2004, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Feb. 28, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 81

Diversified Bond Fund - Class I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                               2007(I)              2006           2005        2004(B)
Net asset value, beginning of period                         $4.78             $4.89          $4.88          $4.91
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .11               .21            .20            .11
Net gains (losses) (both realized and unrealized)              .12              (.11)           .02           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               .23               .10            .22            .07
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.12)             (.21)          (.21)          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $4.89             $4.78          $4.89          $4.88
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $320              $276            $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)          .54%(e),(f)       .54%(e)        .60%           .59%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                  4.68%(f)          4.59%          4.01%          3.13%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                                  134%              281%           300%           279%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                              4.90%(h)          2.19%          4.53%          1.43%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date is March 4, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.57% for the six months ended Feb. 28, 2007 and 0.55% for the year ended Aug. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Feb. 28, 2007 (Unaudited).

Diversified Bond Fund - Class R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                                 2007(B)
Net asset value, beginning of period                            $4.82
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .04
Net gains (losses) (both realized and unrealized)                 .05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .09
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $4.87
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)        1.32%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         3.96%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)        134%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                 2.14%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Feb. 28, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.33% for the period ended Feb. 28, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

 82 RIVERSOURCE FUNDS -- PROXY STATEMENT

Diversified Bond Fund - Class R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                                  2007(B)
Net asset value, beginning of period                            $4.82
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .04
Net gains (losses) (both realized and unrealized)                 .05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .09
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $4.87
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)         1.07%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          4.23%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         134%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                  2.20%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Feb. 28, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.07% for the six months ended Feb. 28, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

Diversified Bond Fund - Class R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                              2007(H)               2006           2005           2004           2003
Net asset value, beginning of period                         $4.77             $4.89          $4.88          $4.78          $4.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .11               .20            .19            .18            .21
Net gains (losses) (both realized and unrealized)              .11              (.12)           .02            .10            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               .22               .08            .21            .28            .24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.12)             (.20)          (.20)          (.18)          (.21)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $4.87             $4.77          $4.89          $4.88          $4.78
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $81              $173           $202           $203           $268
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)           .73%(d),(e)       .73%(d)        .78%(d)        .81%(d)        .81%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                   4.41%(e)          4.24%          3.85%          3.70%          4.34%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                                   134%              281%           300%           279%           256%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                               4.60%(g)          1.81%          4.34%          5.92%          5.08%
---------------------------------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.81% for the six months ended Feb. 28, 2007 and 0.82%, 0.86% and 0.83% for the years ended Aug. 31, 2006, 2005 and 2004, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Feb. 28, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 83

Diversified Bond Fund - Class R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                                 2007(B)
Net asset value, beginning of period                            $4.82
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .05
Net gains (losses) (both realized and unrealized)                 .05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .10
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $4.87
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)          .57%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          4.72%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         134%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                  2.30%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Feb. 28, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.61% for the period ended Feb. 28, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

Diversified Bond Fund - Class W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,                                 2007(B)
Net asset value, beginning of period                            $4.84
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .05
Net gains (losses) (both realized and unrealized)                 .04
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .09
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $4.88
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $1
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)          .95%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          3.89%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         134%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                  2.00%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Feb. 28, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 0.97% for the period ended Feb. 28, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

 84 RIVERSOURCE FUNDS -- PROXY STATEMENT

Growth Fund - Class A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                  2007              2006           2005           2004           2003
Net asset value, beginning of period                           $28.61         $28.34         $23.73         $22.80         $20.88
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .23(b)         .18            .04            .02             --
Net gains (losses) (both realized and unrealized)                4.11            .10           4.57            .91           1.92
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 4.34            .28           4.61            .93           1.92
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.22)          (.01)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $32.73         $28.61         $28.34         $23.73         $22.80
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $2,393         $2,351         $2,101         $2,117         $2,263
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            1.19%          1.14%          1.19%          1.03%          1.21%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          .71%           .72%           .16%           .07%            --%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         98%           134%           136%           171%           205%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                15.20%           .98%         19.43%          4.08%          9.20%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

Growth Fund - Class B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                  2007              2006           2005           2004           2003
Net asset value, beginning of period                           $26.06         $26.01         $21.95         $21.25         $19.61
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (.02)(b)       (.05)          (.16)          (.16)          (.17)
Net gains (losses) (both realized and unrealized)                3.75            .10           4.22            .86           1.81
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 3.73            .05           4.06            .70           1.64
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $29.79         $26.06         $26.01         $21.95         $21.25
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $369           $462           $578           $598           $775
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            1.96%          1.91%          1.97%          1.81%          1.99%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         (.06%)         (.06%)         (.62%)         (.71%)         (.77%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         98%           134%           136%           171%           205%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                14.31%           .19%         18.50%          3.29%          8.36%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 85

Growth Fund - Class C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                  2007              2006           2005           2004           2003
Net asset value, beginning of period                           $26.07         $26.01         $21.95         $21.25         $19.62
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (.01)(b)       (.04)          (.16)          (.16)          (.17)
Net gains (losses) (both realized and unrealized)                3.74            .10           4.22            .86           1.80
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 3.73            .06           4.06            .70           1.63
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.03)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $29.77         $26.07         $26.01         $21.95         $21.25
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $20            $19            $15            $13            $12
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            1.95%          1.91%          1.97%          1.81%          2.01%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         (.03%)         (.03%)         (.62%)         (.71%)         (.81%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         98%           134%           136%           171%           205%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                14.31%           .23%         18.50%          3.29%          8.31%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

Growth Fund - Class I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                  2007              2006           2005        2004(B)
Net asset value, beginning of period                           $29.31         $28.93         $24.10         $25.61
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .40(c)         .32            .12            .09
Net gains (losses) (both realized and unrealized)                4.19            .10           4.71          (1.60)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 4.59            .42           4.83          (1.51)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.36)          (.04)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $33.54         $29.31         $28.93         $24.10
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $298           $256           $147            $18
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)             .74%           .68%           .75%           .57%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.21%          1.22%           .55%           .43%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         98%           134%           136%           171%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                15.70%          1.44%         20.04%         (5.90%)(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

 86 RIVERSOURCE FUNDS -- PROXY STATEMENT

Growth Fund - Class R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                  2007              2006           2005           2004           2003
Net asset value, beginning of period                           $29.13         $28.81         $24.07         $23.09         $21.11
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .25(b)         .24            .09            .07            .04
Net gains (losses) (both realized and unrealized)                4.22            .10           4.65            .91           1.94
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 4.47            .34           4.74            .98           1.98
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.26)          (.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $33.34         $29.13         $28.81         $24.07         $23.09
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $146           $265           $304           $350           $398
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            1.03%           .95%          1.02%           .86%          1.03%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          .79%           .89%           .34%           .25%           .18%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         98%           134%           136%           171%           205%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                15.39%          1.17%         19.69%          4.24%          9.38%
---------------------------------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 87

Disciplined International Equity Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Oct. 31,                                 2007(I)         2006(B)
Net asset value, beginning of period                            $9.82          $9.21
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .08            .01
Net gains (losses) (both realized and unrealized)                1.58            .60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.66            .61
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.07)            --
Distributions from realized gains                                (.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.08)            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.40          $9.82
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $10            $11
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)        1.42%(f)       1.42%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.51%(f)       1.48%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         31%            10%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                17.02%(h)       6.62%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.43% for the six months ended April 30, 2007 and 1.92% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

 88 RIVERSOURCE FUNDS -- PROXY STATEMENT

Disciplined International Equity Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                                 2007(I)        2006(B)
Net asset value, beginning of period                            $9.79          $9.21
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .07             --
Net gains (losses) (both realized and unrealized)                1.54            .58
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.61            .58
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.07)            --
Distributions from realized gains                                (.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.08)            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.32          $9.79
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $1            $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)        2.25%(f)       2.21%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.75%(f)       (.03%)(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         31%            10%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                16.48%(h)       6.30%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.26% for the six months ended April 30, 2007 and 2.71% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 89

Disciplined International Equity Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                                 2007(I)         2006(B)
Net asset value, beginning of period                            $9.79          $9.21
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .07             --
Net gains (losses) (both realized and unrealized)                1.54            .58
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.61            .58
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.06)            --
Distributions from realized gains                                (.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.07)            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.33          $9.79
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)        2.24%(f)       2.21%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.59%(f)        .74%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         31%            10%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                16.50%(h)       6.30%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.25% for the six months ended April 30, 2007 and 2.71% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

 90 RIVERSOURCE FUNDS -- PROXY STATEMENT

Disciplined International Equity Fund - Class I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                                 2007(I)         2006(B)
Net asset value, beginning of period                            $9.83          $9.21
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .10            .02
Net gains (losses) (both realized and unrealized)                1.58            .60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.68            .62
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.09)            --
Distributions from realized gains                                (.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.10)            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.41          $9.83
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $157            $63
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)        1.16%(f)       1.15%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         2.51%(f)       1.17%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         31%            10%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                17.16%(h)       6.73%(h)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.17% for the six months ended April 30, 2007 and 1.65% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 91

Disciplined International Equity Fund - Class R4*


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                                 2007(i)         2006(b)
Net asset value, beginning of period                            $9.83          $9.21
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .09            .02
Net gains (losses) (both realized and unrealized)                1.57            .60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.66            .62
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.08)            --
Distributions from realized gains                                (.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.09)            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.40          $9.83
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)        1.35%(f)       1.27%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         2.44%(f)       1.72%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         31%            10%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                16.99%(h)       6.73%(h)
---------------------------------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.45% for the six months ended April 30, 2007 and 1.77% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

 92 RIVERSOURCE FUNDS -- PROXY STATEMENT

Tax-Exempt High Income Fund - Class A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,                             2007(H)                2006           2005           2004           2003
Net asset value, beginning of period                       $4.44               $4.39          $4.42          $4.46          $4.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .09                 .17            .18            .18            .20
Net gains (losses) (both realized and unrealized)           (.08)                .08           (.04)          (.04)           .07
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .01                 .25            .14            .14            .27
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.09)               (.17)          (.17)          (.18)          (.19)
Distributions from realized gains                             --                (.03)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.09)               (.20)          (.17)          (.18)          (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.36               $4.44          $4.39          $4.42          $4.46
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $2,807              $3,042         $3,460         $3,914         $4,321
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
 excluding interest and fee expense(b)                      .79%(c),(d)         .79%(c)        .80%(c)        .80%           .79%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
 including interest and fee expense(e)                     1.06%(c),(d)        1.05%(c)        .97%(c)        .89%           .91%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                3.99%(d)            3.93%          3.89%          3.98%          4.46%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                                 24%                 30%            30%            22%            44%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                             .16%(g)            5.81%          3.25%          3.15%          6.39%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.82% excluding interest and fee expense and 1.09% including interest and fee expense for the six months ended May 31, 2007 and 0.83% and 0.81% excluding interest and fee expense and 1.09% and 0.98% including interest and fee expense for the years ended Nov. 30, 2006 and 2005, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 93

Tax-Exempt High Income Fund - Class B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,                             2007(H)                2006           2005           2004           2003
Net asset value, beginning of period                       $4.44               $4.39          $4.41          $4.46          $4.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .07                 .14            .14            .15            .17
Net gains (losses) (both realized and unrealized)           (.08)                .07           (.02)          (.05)           .07
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.01)                .21            .12            .10            .24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.07)               (.13)          (.14)          (.15)          (.16)
Distributions from realized gains                             --                (.03)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.07)               (.16)          (.14)          (.15)          (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.36               $4.44          $4.39          $4.41          $4.46
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $112                $127           $190           $250           $319
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
 excluding interest and fee expense(b)                     1.54%(c),(d)        1.55%(c)       1.56%(c)       1.55%          1.55%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
 including interest and fee expense(e)                     1.81%(c),(d)        1.81%(c)       1.73%(c)       1.64%          1.67%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                3.23%(d)            3.15%          3.13%          3.23%          3.70%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                                 24%                 30%            30%            22%            44%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                            (.22%)(g)           5.01%          2.69%          2.14%          5.60%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.58% excluding interest and fee expense and 1.85% including interest and fee expense for the six months ended May 31, 2007 and 1.59% and 1.57% excluding interest and fee expense and 1.85% and 1.74% including interest and fee expense for the years ended Nov. 30, 2006 and 2005, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

 94 RIVERSOURCE FUNDS -- PROXY STATEMENT

Tax-Exempt High Income Fund - Class C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,                             2007(H)                2006           2005           2004           2003
Net asset value, beginning of period                       $4.45               $4.39          $4.42          $4.46          $4.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .07                 .14            .14            .15            .17
Net gains (losses) (both realized and unrealized)           (.09)                .08           (.03)          (.04)           .07
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.02)                .22            .11            .11            .24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.07)               (.13)          (.14)          (.15)          (.16)
Distributions from realized gains                             --                (.03)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.07)               (.16)          (.14)          (.15)          (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.36               $4.45          $4.39          $4.42          $4.46
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $15                 $18            $23            $28            $30
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
 excluding interest and fee expense(b)                     1.54%(c),(d)        1.55%(c)       1.56%(c)       1.55%          1.56%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
 including interest and fee expense(e)                     1.81%(c),(d)        1.81%(c)       1.73%(c)       1.64%          1.68%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                3.23%(d)            3.16%          3.13%          3.23%          3.70%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                                 24%                 30%            30%            22%            44%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                            (.44%)(g)           5.25%          2.46%          2.37%          5.59%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.58% excluding interest and fee expense and 1.85% including interest and fee expense for the six months ended May 31, 2007 and 1.59% and 1.57% excluding interest and fee expense and 1.85% and 1.74% including interest and fee expense for the years ended Nov. 30, 2006 and 2005, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 95

Diversified Equity Income Fund - Class A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,                                2007(G)            2006           2005           2004           2003
Net asset value, beginning of period                           $13.10         $12.11          $9.88          $8.14          $6.26
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .09            .18            .15            .15            .14
Net gains (losses) (both realized and unrealized)                1.03           1.54           2.23           1.73           1.86
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.12           1.72           2.38           1.88           2.00
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.09)          (.19)          (.15)          (.14)          (.12)
Distributions from realized gains                               (1.17)          (.54)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (1.26)          (.73)          (.15)          (.14)          (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $12.96         $13.10         $12.11          $9.88          $8.14
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $5,922         $5,433         $3,751         $2,455         $1,539
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)            1.01%(d)       1.10%          1.04%          1.06%          1.04%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.36%(d)       1.40%          1.46%          1.67%          1.94%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         17%            28%            24%            18%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                 8.65%(f)      14.72%         24.24%         23.09%         32.17%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

 96 RIVERSOURCE FUNDS -- PROXY STATEMENT

Diversified Equity Income Fund - Class B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,                                2007(G)            2006           2005           2004           2003
Net asset value, beginning of period                           $13.11         $12.07          $9.85          $8.12          $6.25
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .04            .04            .07            .06            .08
Net gains (losses) (both realized and unrealized)                1.04           1.58           2.22           1.73           1.86
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.08           1.62           2.29           1.79           1.94
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.04)          (.04)          (.07)          (.06)          (.07)
Distributions from realized gains                               (1.17)          (.54)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (1.21)          (.58)          (.07)          (.06)          (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $12.98         $13.11         $12.07          $9.85          $8.12
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $1,260         $1,208         $1,141           $877           $629
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)            1.77%(d)       1.86%          1.80%          1.83%          1.81%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          .60%(d)        .64%           .70%           .89%          1.18%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         17%            28%            24%            18%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                 8.32%(f)      13.87%         23.28%         22.11%         31.10%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 97

Diversified Equity Income Fund - Class C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,                                2007(G)            2006           2005           2004           2003
Net asset value, beginning of period                           $13.09         $12.06          $9.84          $8.11          $6.25
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .04            .04            .07            .07            .08
Net gains (losses) (both realized and unrealized)                1.03           1.58           2.22           1.73           1.85
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.07           1.62           2.29           1.80           1.93
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.04)          (.05)          (.07)          (.07)          (.07)
Distributions from realized gains                               (1.17)          (.54)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (1.21)          (.59)          (.07)          (.07)          (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $12.95         $13.09         $12.06          $9.84          $8.11
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $99            $86            $58            $38            $20
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)            1.76%(d)       1.86%          1.81%          1.83%          1.83%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                          .60%(d)        .63%           .69%           .92%          1.15%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         17%            28%            24%            18%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                 8.27%(f)      13.84%         23.33%         22.18%         30.96%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

 98 RIVERSOURCE FUNDS -- PROXY STATEMENT

Diversified Equity Income Fund - Class I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,                                2007(H)            2006           2005        2004(B)
Net asset value, beginning of period                           $13.09         $12.13          $9.89         $10.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .11            .26            .20            .19
Net gains (losses) (both realized and unrealized)                1.04           1.50           2.24           (.19)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.15           1.76           2.44             --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.11)          (.26)          (.20)          (.14)
Distributions from realized gains                               (1.17)          (.54)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (1.28)          (.80)          (.20)          (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $12.96         $13.09         $12.13          $9.89
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $124           $133            $96            $18
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)             .62%(e)        .70%           .62%           .63%(e)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.74%(e)       1.79%          1.85%          2.35%(e)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         17%            28%            24%            18%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                 8.94%(g)      15.14%         24.81%           .02%(g)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

                                         RIVERSOURCE FUNDS -- PROXY STATEMENT 99

Diversified Equity Income Fund - Class R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,                            2007(H)                2006           2005           2004           2003
Net asset value, beginning of period                      $13.11              $12.12          $9.89          $8.14          $6.26
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .10                 .21            .17            .16            .15
Net gains (losses) (both realized and unrealized)           1.04                1.53           2.23           1.74           1.86
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            1.14                1.74           2.40           1.90           2.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.10)               (.21)          (.17)          (.15)          (.13)
Distributions from realized gains                          (1.17)               (.54)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (1.27)               (.75)          (.17)          (.15)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.98              $13.11         $12.12          $9.89          $8.14
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $183                 $96            $58            $67            $50
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)        .88%(d),(e)         .93%           .87%           .90%           .87%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                1.53%(e)            1.56%          1.63%          1.83%          2.11%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                                 17%                 28%            24%            18%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                            8.80%(g)           14.91%         24.38%         23.41%         32.39%
---------------------------------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.89% for the six months ended March 31, 2007.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

 100 RIVERSOURCE FUNDS -- PROXY STATEMENT

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of           (the
"Agreement") is between each selling entity identified in Schedule A hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedule A hereto as a Selling Fund (each a "Selling Fund"), each corresponding buying entity identified in Schedule A hereto (each a "Buying Corporation"), on behalf of each series thereof identified in Schedule A hereto as the corresponding Buying Fund (each a "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of the Agreement).

This Agreement shall be treated as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement.

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. Each Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). Each Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the corresponding Selling Fund.

2.  REORGANIZATION.

    a. Plan of Reorganization. The Reorganization will be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, each Selling Corporation will convey all of the assets of each Selling Fund to the corresponding Buying Fund. Each Buying Fund will assume all liabilities of the corresponding Selling Fund. At the Closing, each Buying Corporation will deliver shares of each Buying Fund, including fractional shares, to the corresponding Selling Corporation. The number of shares will be determined by dividing the value of the net assets of shares of each Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding Buying Fund, computed as described in paragraph 3(b). Each Selling Fund will not pay a sales charge on the receipt of the corresponding Buying Fund's shares in exchange for the assets of such Selling Fund. In addition, the shareholders of each Selling Fund will not pay a sales charge on distribution to them of shares of the corresponding Buying Fund.

    b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

3.  VALUATION OF NET ASSETS.

    a. The net asset value of shares of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures in the corresponding Buying Fund's prospectus.

    b. The net asset value per share of shares of each Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in each Buying Fund's prospectus.

    c. At the Closing, each Selling Fund will provide the corresponding Buying Fund with a copy of the computation showing the valuation of the net asset value per share of shares of such Selling Fund on the Valuation Date. Each Buying Fund will provide the corresponding Selling Fund with a copy of the computation showing the determination of the net asset value per share of shares of such Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

    a. As soon as practicable after the Valuation Date, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the corresponding Buying Fund to such Selling Fund's shareholders of record of such class. Each Buying Fund will establish shareholder accounts in the names of each corresponding Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of such class of the Buying Fund due to each shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling Corporation. Each Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the corresponding Selling Corporation.

---------------
(1) As noted in Schedule A, the Selling Corporation for the Reorganization of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund is a Massachusetts business trust.

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT A.1

    b. Immediately after the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

    c. Promptly after the distribution, each Buying Fund or its transfer agent will notify each shareholder of the corresponding Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

    d. As promptly as practicable after the liquidation of each Selling Fund, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

    With respect to each Reorganization, the Buying Corporation represents and warrants to the corresponding Selling Fund as follows:

    a. Organization, Existence, etc. The Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

    b. Registration as Investment Company. The Buying Fund is a series of the Buying Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

    c. Capitalization. The Buying Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares of the Buying Corporation have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

    e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

    f. Authority Relative to the Agreement. The Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Buying Corporation and no other proceedings by the Buying Corporation or the Buying Fund are necessary.

    g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

    h. Liabilities. The Buying Fund has no liabilities other than liabilities disclosed in the Buying Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operation of the Buying Fund.

    i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

    j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    k. Regulated Investment Company Qualification. The Buying Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing.

    l. Taxes. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns

 A.2 RIVERSOURCE FUNDS -- PROXY STATEMENT or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    m. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

    n. Business Activities. The Buying Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION.

    With respect to each Reorganization, the Selling Corporation represents and warrants to the corresponding Buying Fund as follows:

    a. Organization, Existence, etc. The Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted (for the Reorganization of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, the Selling Corporation is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts).

    b. Registration as Investment Company. The Selling Fund is a series of the Selling Corporation, registered under the 1940 Act as an open-end, management investment company.

    c. Capitalization. The Selling Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share (for the Reorganization of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, the beneficial interest of the Selling Corporation shall at all times be divided into an unlimited number of shares, without par value). All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

    e. Authority Relative to the Agreement. The Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors (for the Reorganization of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, the Board of Trustees) of the Selling Corporation and no other proceedings by the Selling Corporation or the Selling Fund are necessary.

    f. No Violation. The Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party (for the Reorganization of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, the Selling Corporation is not in violation of its Agreement and Declaration of Trust or By-Laws (the "Charter Documents") or in default in the performance of any material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles or Charter Documents, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

    g. Liabilities. The Selling Fund has no liabilities other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Buying Fund, none of which has been materially adverse to the business, assets or results of operation of the Selling Fund.

    h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT A.3

        Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

    i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    j. Regulated Investment Company Qualification. The Selling Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as regulated investment company at all times through the Closing.

    k. Taxes. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received,
       (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    l. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

    m. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Selling Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Selling Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporation or the Selling Fund for use in the Registration Statement.

    n. Provision of Books and Records. The Selling Fund will provide its books and records to the Buying Fund for purposes of preparing any tax returns required by law to be filed after the closing date, including (1) the tax
       return for the period ending [     ], and (2) the tax return for the
       period beginning [     ] and ending the earlier of [     ] and the
       taxable year end chosen by the Buying Fund following each Reorganization.

    o. Business Activities. The Selling Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Selling Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in
       Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to the Buying Fund on or prior to the last business day before the Closing.

    c.  Regulatory Approvals.

       - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

       - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Opinion of Counsel. The Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the Closing, to the effect that: (i) the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota (for the Reorganization of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, the Selling Corporation is a Massachusetts

 A.4 RIVERSOURCE FUNDS -- PROXY STATEMENT business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts); (ii) the Selling Fund is a series of the Selling Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Corporation and the Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Corporation.

    e. Declaration of Dividend. The Selling Fund, prior to the Closing, has declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over
        (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of the Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Corporation will provide a certificate to the Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Corporation, and delivered to the Selling Fund on or prior to the last business day before the Closing.

    c.  Regulatory Approvals.

       - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

       - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Opinion of Counsel. The Selling Corporation will have received the opinion of counsel for the Buying Corporation, dated as of the Closing, to the effect that: (i) the Buying Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota;
       (ii) the Buying Fund is a series of the Buying Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION AND THE BUYING CORPORATION. The obligations of each of the Selling Corporation and the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    Tax Opinion. With respect to each Reorganization, each Selling Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to each Selling Fund, and each Buying Fund shall have received a favorable opinion of Ropes & Gray LLP satisfactory to each Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

    - The transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Selling Fund and the corresponding Buying Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

    - No gain or loss will be recognized by each Selling Fund upon the transfer of its assets to the corresponding Buying Fund in exchange for the acquisition shares or upon the distribution of the acquisition shares by such Selling Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT A.5

    - No gain or loss will be recognized by each Buying Fund upon receipt of the assets of the corresponding Selling Fund in exchange for acquisition shares and the assumption by each Buying Fund of the liabilities of such Selling Fund as contemplated in paragraph 1 hereof;

    - The basis in the hands of each Buying Fund of the assets of each Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the basis of such assets in the hands of such Selling Fund immediately prior to the transfer;

    - The holding periods of the assets of each Selling Fund in the hands of each Buying Fund will include the periods during which such assets were held by each Selling Fund;

    - No gain or loss will be recognized by each Selling Fund's shareholders upon the exchange of their shares of each Selling Fund for the acquisition shares;

    - The aggregate basis of the acquisition shares each Selling Fund shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Selling Fund's shares exchanged therefor;

    - Each Selling Fund shareholder's holding period for the acquisition shares will be determined by including the period for which he or she held the Selling Fund's shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets; and

    - Each Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

    The opinion will be based on certain factual certifications made by officers of the Selling Fund and the corresponding Buying Fund will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above.

    Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

    a. This Agreement may be amended in writing if authorized by the respective Boards of Directors/Trustees. The Agreement may be amended at any time before or after approval by the shareholders of each Selling Fund.

    b. At any time prior to the Closing, any of the parties may waive in writing
       (i) any inaccuracies in the representations and warranties made to it and
       (ii) compliance with any of the covenants or conditions made for its benefit.

    c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

    d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of any party or its respective directors/trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2008, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

    e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. EXPENSES. RiverSource Investments, LLC and its affiliates will pay all solicitation expenses in order to achieve shareholder approval of each Reorganization whether or not the Reorganization is completed and will bear the other costs of effecting each Reorganization (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with a Reorganization).

12. GENERAL.

    a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

    b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. INDEMNIFICATION. Each party will indemnify and hold the other and its officers and directors/trustees (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the

 A.6 RIVERSOURCE FUNDS -- PROXY STATEMENT

    Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

14. NON-RECOURSE. A copy of the Declaration of Trust of RiverSource Special Tax-Exempt Series Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of such fund shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of each relevant Selling Fund.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

RIVERSOURCE BOND SERIES, INC., on behalf of
  RiverSource Core Bond Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE DIVERSIFIED BOND SERIES, INC., on behalf of
  RiverSource Diversified Bond Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE MANAGERS SERIES, INC., on behalf of
  RiverSource Fundamental Growth Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE LARGE CAP SERIES, INC., on behalf of
  RiverSource Growth Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC., on behalf of
  RiverSource International Equity Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE INTERNATIONAL SERIES, INC., on behalf of
  RiverSource Disciplined International Equity Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT A.7

RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST, on behalf of
  RiverSource Massachusetts Tax-Exempt Fund
  RiverSource Michigan Tax-Exempt Fund
  RiverSource Ohio Tax-Exempt Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC., on behalf of
  RiverSource Tax-Exempt High Income Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE MANAGERS SERIES, INC., on behalf of
  RiverSource Value Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

RIVERSOURCE INVESTMENT SERIES, INC., on behalf of
  RiverSource Diversified Equity Income Fund

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC

By:
---------------------------------------------
Name:
---------------------------------------------
Title:
---------------------------------------------

 A.8 RIVERSOURCE FUNDS -- PROXY STATEMENT

                                                                      SCHEDULE A

----------------------------------------------------------------------------------------------------------------------------------
SELLING ENTITY                 SELLING FUND                      BUYING ENTITY                     BUYING FUND
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Bond Series,       RiverSource Core Bond Fund        RiverSource Diversified Income    RiverSource Diversified Bond
Inc.                                                             Series, Inc.                      Fund
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Managers Series,   RiverSource Fundamental Growth    RiverSource Large Cap Series,     RiverSource Growth Fund
Inc.                           Fund                              Inc.
----------------------------------------------------------------------------------------------------------------------------------
RiverSource International      RiverSource International         RiverSource International         RiverSource Disciplined
Managers Series, Inc.          Equity Fund                       Series, Inc.                      International Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Special            RiverSource Massachusetts         RiverSource Tax-Exempt Income     RiverSource Tax-Exempt High
Tax-Exempt Series Trust        Tax-Exempt Fund                   Series, Inc.                      Income Fund
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Special            RiverSource Michigan Tax-Exempt   RiverSource Tax-Exempt Income     RiverSource Tax-Exempt High
Tax-Exempt Series Trust        Fund                              Series, Inc.                      Income Fund
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Special            RiverSource Ohio Tax-Exempt       RiverSource Tax-Exempt Income     RiverSource Tax-Exempt High
Tax-Exempt Series Trust        Fund                              Series, Inc.                      Income Fund
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Managers Series,   RiverSource Value Fund            RiverSource Investment Series,    RiverSource Diversified Equity
Inc.                                                             Inc.                              Income Fund
----------------------------------------------------------------------------------------------------------------------------------

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT A.9

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

EXHIBIT B

MINNESOTA BUSINESS CORPORATION ACT SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) unless otherwise provided in the articles, an amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

    (1) alters or abolishes a preferential right of the shares;

    (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

    (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

    (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

    (5) eliminates the right to obtain payment under this subdivision;

(b) a sale, lease, transfer, or other disposition of property and assets of the corporation that requires shareholder approval under section 302A.661, subdivision 2, but not including a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) a plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) a plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3;

(e) a plan of conversion adopted by the corporation; or

(f) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) A beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger and are not canceled or exchanged in the merger or (2) the corporation whose shares will be acquired by the acquiring organization in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT B.1

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

(c) Notwithstanding subdivision 1, the right to obtain payment under this section, other than in connection with a plan of merger adopted under section 302A.621, is limited in accordance with the following provisions:

    (1) The right to obtain payment under this section is not available for the holders of shares of any class or series of shares that is listed on the New York Stock Exchange or the American Stock Exchange or designated as a national market security on the Nasdaq Stock Market.

    (2) The applicability of clause (1) is determined as of:

       (i) the record date fixed to determine the shareholders entitled to receive notice of, and to vote at, the meeting of shareholders to act upon the corporate action described in subdivision 1; or

       (ii) the day before the effective date of corporate action described in subdivision 1 if there is no meeting of shareholders.

    (3) Clause (1) is not applicable, and the right to obtain payment under this section is available pursuant to subdivision 1, for the holders of any class or series of shares who are required by the terms of the corporate action described in subdivision 1 to accept for such shares anything other than shares, or cash in lieu of fractional shares, of any class or any series of shares of a domestic or foreign corporation, or any other ownership interest of any other organization, that satisfies the standards set forth in clause (1) at the time the corporate action becomes effective.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares, or who would have the right to obtain payment for their shares absent the exception set forth in paragraph (c) of subdivision 3, do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS

SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders and the corporation holds a shareholder meeting, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to (i) all shareholders who have complied with subdivision 3, (ii) all shareholders who did not sign or consent to a written action that gave effect to the action creating the right to obtain payment under section 302A.471, and (iii) all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

    (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

    (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;
    (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

 B.2 RIVERSOURCE FUNDS -- PROXY STATEMENT

    (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

    (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

    (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

    (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation,

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT B.3
    except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

 B.4 RIVERSOURCE FUNDS -- PROXY STATEMENT

EXHIBIT C

ADDITIONAL INFORMATION APPLICABLE TO THE BUYING FUNDS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Each Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was the following percentage of the Fund's average daily net assets:


                                                                PERCENTAGE OF FUND'S
FUND                                                            AVERAGE DAILY NET ASSETS
 Diversified Bond Fund                                                   0.46%
 Growth Fund                                                             0.66%
 Disciplined International Equity Fund                                   0.80%
 Tax-Exempt High Income Fund                                             0.45%
 Diversified Equity Income Fund                                          0.61%

For Growth Fund and Diversified Equity Income Fund, the fee includes an adjustment under the terms of a performance incentive arrangement. For Disciplined International Equity Fund, beginning Dec. 1, 2006, the fee may be adjusted under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index for Growth Fund, the Lipper International Large-Cap Core Funds Index for Disciplined International Equity Fund and the Lipper Equity Income Funds Index for Diversified Equity Income Fund. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis.

Under the Agreement, each Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in each Fund's most recent annual or semiannual shareholder report.

Diversified Bond Fund Portfolio Managers. The portfolio managers responsible for the day-to-day management of Diversified Bond Fund are:

Jamie Jackson, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

- Began investment career in 1988.

- MBA, Marquette University.

Scott Kirby, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

- Began investment career in 1979.

- MBA, University of Minnesota.

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT C.1

Tom Murphy, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the investment grade corporate bond sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the global sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the high yield sector team.

- Joined RiverSource Investments in 1997.

- Began investment career in 1989.

- MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

Growth Fund Portfolio Manager. The portfolio manager responsible for the day-to-day management of Growth Fund is:

Nick Thakore, Portfolio Manager

- Managed the Fund since 2002.

- Joined RiverSource Investments in 2002.

- Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School, University of Pennsylvania.

Disciplined International Equity Fund Portfolio Managers. The portfolio managers responsible for the day-to-day management of Disciplined International Equity Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

 C.2 RIVERSOURCE FUNDS -- PROXY STATEMENT

Alexander M. Sauer-Budge, Ph.D., Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 2003 as a Quantitative Analyst after receiving his Ph.D. from MIT (1998-2003).

- Began investment career in 2003.

- SM and Ph.D., MIT.

Tax-Exempt High Income Fund Portfolio Manager. The portfolio manager responsible for the day-to-day management of Tax-Exempt High Income Fund is:

Catherine Stienstra, Portfolio Manager

- Managed the Fund since August 2007.

- Leader of the municipal sector team.

- Joined RiverSource Investments in 2007.

- Director and Senior Portfolio Manager, FAF Advisors, Inc. (formerly USBancorp Asset Management), 1998-2007.

- Began investment career in 1988 and has worked in the municipal fixed income market since 1990.

- BA, international studies, University of Nebraska.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

Diversified Equity Income Fund Portfolio Managers. The portfolio managers responsible for the day-to-day management of Diversified Equity Income Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2000.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT C.3

- Began investment career in 1987.

- MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The Comparison of the Selling Fund and the Buying Fund section indicates which classes are currently offered for the Funds.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------

 C.4 RIVERSOURCE FUNDS -- PROXY STATEMENT

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT C.5

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the Merger SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                                                           MAXIMUM
                                                 AS A % OF                   AS A % OF              RE-ALLOWANCE AS A % OF
                                              PURCHASE PRICE**          NET AMOUNT INVESTED             PURCHASE PRICE
                                            ------------------------------------------------------------------------------
                                                          FIXED                       FIXED                         FIXED
                                            EQUITY        INCOME        EQUITY        INCOME        EQUITY         INCOME
TOTAL MARKET VALUE                          FUNDS         FUNDS         FUNDS         FUNDS          FUNDS          FUNDS
------------------------------------------------------------------------------------------------------------------------------
 Up to $49,999                               5.75%         4.75%         6.10%         4.99%         5.00%          4.00%
 $50,000 -- $99,999                          4.75          4.25          4.99          4.44          4.00           3.50
 $100,000 -- $249,999                        3.50          3.50          3.63          3.63          3.00           3.00
 $250,000 -- $499,999                        2.50          2.50          2.56          2.56          2.15           2.15
 $500,000 -- $999,999                        2.00          2.00          2.04          2.04          1.75           1.75
 $1,000,000 or more                          0.00          0.00          0.00          0.00         0.00***        0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

 C.6 RIVERSOURCE FUNDS -- PROXY STATEMENT

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the Merger SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the Merger SAI.

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT C.7

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                                 THE CDSC PERCENTAGE RATE IS:*
 First year                                                                   5%
 Second year                                                                  4%
 Third year                                                                   4%
 Fourth year                                                                  3%
 Fifth year                                                                   2%
 Sixth year                                                                   1%
 Seventh or eighth year                                                       0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

 C.8 RIVERSOURCE FUNDS -- PROXY STATEMENT

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTSThe financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT C.9

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

            Mail your check and completed application to:

            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                           P.O. BOX 8041
                           BOSTON, MA 02266-8041

            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                           C/O BFDS
                           30 DAN ROAD
                           CANTON, MA 02021-2809

            If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH
            Fund shares purchased through the distributor may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the distributor of the wire and to receive further instructions.

            If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

            Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                         FOR ALL FUNDS,
                                                         CLASSES AND
                                                         ACCOUNTS EXCEPT
                                                         THOSE LISTED TO THE                 TAX QUALIFIED
                                                         RIGHT (NONQUALIFIED)                ACCOUNTS                     CLASS W
---------------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                                       $2,000                              $1,000                       $500
---------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                                   $100                                $100                         None
---------------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*                                         $300                                None                         $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

 C.10 RIVERSOURCE FUNDS -- PROXY STATEMENT

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                         FOR ALL FUNDS,
                                                         CLASSES AND
                                                         ACCOUNTS EXCEPT
                                                         THOSE LISTED TO THE                 TAX QUALIFIED
                                                         RIGHT (NONQUALIFIED)                ACCOUNTS                     CLASS W
---------------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                                       $100                                $100                         $500
---------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                                   $100                                $50                          None
---------------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**                                        None                                None                         $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES
ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTSYou can exchange or sell shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL     Mail your exchange or sale request to:

            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                           P.O. BOX 8041
                           BOSTON, MA 02266-8041

            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                           C/O BFDS
                           30 DAN ROAD
                           CANTON, MA 02021-2809

            Include in your letter:

            - your name

            - the name of the fund(s)

            - your account number

            - the class of shares to be exchanged or sold

            - your Social Security number or Employer Identification number

            - the dollar amount or number of shares you want to exchange or sell

            - specific instructions regarding delivery or exchange destination

            - signature(s) of registered account owner(s)

            - any special documents the transfer agent may require in order to process your order

            Corporate, trust or partnership accounts may need to send additional documents.

            Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
--------------------------------------------------------------------------------

                                       RIVERSOURCE FUNDS -- PROXY STATEMENT C.11

BY MAIL (CONT.)

            A Medallion Signature Guarantee is required if:

            - Amount is over $50,000.

            - You want your check made payable to someone other than yourself.

            - Your address has changed within the last 30 days.

            - You want the check mailed to an address other than the address of record.

            - You want the proceeds sent to a bank account not on file.

            - You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

            A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

            NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONECall (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

            Payment will be mailed to the address of record and made payable to the names listed on the account.

            Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH
            You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

            Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

            A service fee may be charged against your account for each wire sent.

            Minimum amount: $100

            Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN You may elect to receive regular periodic payments through an automatic sale of shares. See the Merger SAI for more information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE

 C.12 RIVERSOURCE FUNDS -- PROXY STATEMENT

EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES SECTION" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the Merger SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

                                       RIVERSOURCE FUNDS -- PROXY STATEMENT C.13

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities, foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the Merger SAI.

FOR TAXABLE FUNDS. Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

 C.14 RIVERSOURCE FUNDS -- PROXY STATEMENT

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax. See the Merger SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" in Exhibit C and in the Merger SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling

                                       RIVERSOURCE FUNDS -- PROXY STATEMENT C.15

Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Comparison of Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The Merger SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These inter-company allocations may include payment as compensation to employees of RiverSource Investments who are licensed by Ameriprise Financial Services, in respect of certain sales and solicitation activity on behalf of the funds. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution and shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement or plan administration agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution to shareholders or 529 and retirement plans and the plan participants. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with the solicitation and sale of fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are usually calculated based on a percentage of fund sales and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the Merger SAI.

 C.16 RIVERSOURCE FUNDS -- PROXY STATEMENT

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the Merger SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

                                       RIVERSOURCE FUNDS -- PROXY STATEMENT C.17

EXHIBIT D

COMPARISON OF ORGANIZATIONAL DOCUMENTS

This document highlights the material differences between the terms of the Declaration of Trust and By-laws of RiverSource Special Tax-Exempt Series Trust ("Selling Trust") (of which each of Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund and Ohio Tax-Exempt Fund is a series) and Articles of Incorporation and By-laws for RiverSource Tax-Exempt Income Series, Inc. ("Buying Corporation") (of which Tax-Exempt High Income Fund is a series).

---------------------------------------------------------------------------------------------------------------------------------
                            RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.             RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER           Under Minnesota law, a shareholder's liability to the     No shareholder shall be subject to any personal
  LIABILITY:          corporation or its creditors is limited to paying the     liability whatsoever in tort, contract or
                      amount agreed to be paid for the shares which the         otherwise to any other person(s) in connection
                      shareholder holds or has agreed to purchase.              with the assets or the affairs of the Trust or of
                                                                                any fund.
                                                                                If any shareholder (or former shareholder) of the
                                                                                Trust shall be charged or held to be personally
                                                                                liable for any obligation or liability of the
                                                                                Trust solely by reason of being or having been a
                                                                                shareholder and not because of such shareholder's
                                                                                acts or omissions or for some other reason, the
                                                                                Trust (upon request by the shareholder) shall
                                                                                assume the defense against such charge and
                                                                                satisfy any judgment thereon, and the shareholder
                                                                                or former shareholder to be held harmless from
                                                                                and indemnified against all loss and expense
                                                                                arising from such liability.
                                                                                The Trustees shall use their best efforts to
                                                                                ensure that every note, bond, contract,
                                                                                instrument, certificate or undertaking made or
                                                                                issued by the Trustees or by any officer(s) shall
                                                                                give notice that the Declaration of Trust is on
                                                                                file with the Secretary of The Commonwealth of
                                                                                Massachusetts and shall recite that the
                                                                                obligations of such instrument are not binding
                                                                                upon any of them or the shareholders individually
                                                                                but are binding only upon the assets and property
                                                                                of the Trust, or the particular fund in question,
                                                                                as the case may be, but the omission thereof
                                                                                shall not operate to bind any Trustee(s),
                                                                                officer(s) or shareholder(s) individually, or to
                                                                                subject the fund assets of any fund to the
                                                                                obligations of any other fund.
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER VOTING    Shareholders have the power to vote (i) for the           Shareholders have power to vote (i) for the
RIGHTS:               election of directors; (ii) on most amendments to the     election or removal of Trustees; (ii) for the
                      corporation's articles of incorporation and on certain    approval or termination of any contract as to
                      amendments to the corporation's bylaws; (iii) on          which shareholder approval is required by the
                      certain proposed mergers and exchanges to which the       1940 Act; (iii) with respect to any termination
                      corporation is a party; (iv) on the proposed sale of      or reorganization of the Trust or any fund; (iv)
                      all or substantially all of the corporation's property    with respect to any amendment of the Declaration
                      and assets not in the usual and regular course of its     of Trust; (v) to the same extent as the
                      business; and (v) on the proposed dissolution of the      stockholders of a Massachusetts business
                      corporation.                                              corporation as to whether or not a court action,
                                                                                proceeding or claim should or should not be
                      Each shareholder of record entitled to vote at a          brought or maintained derivatively or as a class
                      shareholder meeting shall be entitled to one vote for     action on behalf of the Trust or any fund, or the
                      each dollar of net asset value (number of shares owned    shareholders of any of them; and (vi) with
                      times net asset value per share) of stock standing in     respect to such additional matters relating to
                      her or his name and entitled to vote at such meeting,     the Trust as may be required by the 1940 Act, the
                      and each fractional dollar amount shall be entitled to    Declaration of Trust, the Bylaws or any
                      a proportionate fractional vote.                          registration of the Trust with the Securities and
                                                                                Exchange Commission (or any successor agency) or
                      At all elections of directors, each shareholder shall     any state, or as the Trustees may consider
                      be entitled to as many votes as shall equal the number    necessary or desirable.
                      of dollars of net asset value of shares owned
                      multiplied by the number of directors to be elected and   On each matter submitted to a vote of the
                      may cast all of such votes for a single director or may   shareholders, other than the election of any
                      distribute them among the number to be voted for, or      Trustee, each shareholder of any series shall be
                      any two or more of them.                                  entitled to one vote for each dollar of net asset
                                                                                value (number of shares owned times net asset
                      The standard form of certifying resolution creating       value per Share) and each fractional dollar
                      rights and preferences for series of capital stock        amount shall be entitled to a proportionate
                      provides that each share may be voted by series (i) as    fractional vote.
                      required by the provisions of the 1940 Act, as amended
                      and all rules and regulations promulgated thereunder;     At all elections of Trustees, shareholders of any
                      (ii) when the Board determines that a matter affects      Series shall be entitled to as many votes as
                      series in a materially different way; or (iii) when the   shall equal the dollars of net asset value
                      Board determines a matter affects only one or some of     multiplied by the number of Trustees to be
                      the series. In addition, under Minnesota law,             elected and may cast all of such votes for a
                      shareholders are entitled to vote as separate series or   single Trustee or may distribute them among the
                      classes with respect to certain amendments to the         number to be voted for, or any two or more of
                      corporation's articles of incorporation and on certain    them.
                      mergers and exchanges to which the corporation is a
                      party.
---------------------------------------------------------------------------------------------------------------------------------

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT D.1

---------------------------------------------------------------------------------------------------------------------------------
                            RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.             RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Trustees shall cause each matter to be voted upon
                                                                                to be submitted to a separate vote of the
                                                                                outstanding shares of each fund entitled to vote
                                                                                thereon; provided, that (i) when expressly
                                                                                required by the 1940 Act or by other law, actions
                                                                                of shareholders shall be taken by single class
                                                                                voting of all outstanding shares of each series
                                                                                or class whose holders are entitled to vote
                                                                                thereon; and (ii) when the Trustees determine
                                                                                that any matter to be submitted to a vote of
                                                                                shareholders affects only the rights or interests
                                                                                of shareholders of one or more but not all funds
                                                                                or of one or more but not all classes of a single
                                                                                fund, then only the shareholders of the funds or
                                                                                classes so affected shall be entitled to vote
                                                                                thereon.
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER           If a regular meeting of shareholders has not been held    If a meeting of shareholders has not been held
MEETINGS:             during the immediately preceding 15 months, a             during the immediately preceding 15 months for
                      shareholder or shareholders holding three percent or      the purpose of electing Trustees, a shareholder
                      more of the voting power of all shares entitled to vote   or shareholders holding 3% or more of the voting
                      may demand a regular meeting of shareholders by written   power of all shares entitled to vote may demand a
                      notice of demand given to the chief executive officer     meeting of shareholders for the purpose of
                      or chief financial officer. Within 30 days after          electing Trustees by written notice of demand
                      receipt of the demand by one of those officers, the       given to the Trustees. Within 30 days after
                      Board of Directors must cause a regular meeting of        receipt of such demand, the Trustees shall call
                      shareholders to be called and held on notice no later     and give notice of a meeting of shareholders for
                      than 90 days after receipt of the demand, all at the      the purpose of electing Trustees. If the Trustees
                      expense of the Fund.                                      fail to call such meeting or give notice thereof,
                                                                                then the shareholder or shareholders making the
                      In addition, a special meeting of shareholders may be     demand may call and give notice of such meeting
                      called at any time by a shareholder or shareholders       at the expense of the Trust.
                      holding ten percent or more of the voting power of all
                      shares entitled to vote, except that a special meeting    The Trustees shall promptly call and give notice
                      for the purpose of considering any action to directly     of a meeting of shareholders for the purpose of
                      or indirectly facilitate or effect a business             voting upon removal of any Trustee of the Trust
                      combination must be called by 25% or more of the voting   when requested to do so in writing by
                      power of all shares entitled to vote.                     shareholders holding not less than 10% of the
                                                                                shares then outstanding.
                                                                                If the Trustees fail to call or give notice of
                                                                                any meeting of shareholders for a period of 30
                                                                                days after written application by shareholders
                                                                                holding at least 10% of the shares then
                                                                                outstanding requesting that a meeting be called
                                                                                for any other purpose requiring action by the
                                                                                shareholders as provided in the Declaration of
                                                                                Trust or Bylaws, then shareholders holding at
                                                                                least 10% of the outstanding shares may call and
                                                                                give notice of such meetings.
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SHAREHOLDER QUORUM:   10% of the shares entitled to vote.                       10% of the shares entitled to vote.
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SHAREHOLDER           An action required or permitted to be taken at a          Subject to the provisions of the 1940 Act and
CONSENT:              shareholder meeting may be taken by written action        other applicable law, any action taken by
                      signed, or consented to by authorized electronic          shareholders may be taken without a meeting if
                      communication, by all of the shareholders entitled to     shareholders who hold at least 10% of the shares
                      vote on that action. Such a written action is not         entitled to vote on the matter (or such larger
                      effective if it is signed or consented to by fewer than   proportion thereof or of the shares of any
                      all the shareholders entitled to vote on the action.      particular Series as shall be required by the
                                                                                1940 Act or by any express provision of the
                                                                                Declaration of Trust or the Bylaws or as shall be
                                                                                permitted by the Trustees) consent to the action
                                                                                in writing and if the writings in which such
                                                                                consent is given are filed with the records of
                                                                                the meetings of shareholders, to the same extent
                                                                                and for the same period as proxies given in
                                                                                connection with a shareholders' meeting.
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NOTICE TO             In general, shareholders who are entitled to vote at a    Written notice of any meeting of shareholders
SHAREHOLDERS RECORD   shareholder meeting must be given notice of the meeting   shall be given by the Trustees by mailing such
DATE:                 at least ten and not more than 60 days before the         notice at least 10 days before such meeting,
                      meeting. In certain cases, the notice of meeting must     postage prepaid, stating the time, place and
                      include specified information required by Minnesota       purpose of the meeting, to each shareholder at
                      law.                                                      the shareholder's address as it appears on the
                                                                                records of the Trust.
                      The Board of Directors can establish a record date for
                      determining the shareholders who are entitled to vote     For the purpose of determining the shareholders
                      at a shareholder meeting. The record date cannot be       who are entitled to vote or act at any meeting or
                      more than 60 days before the date of the meeting.         any adjournment thereof, the Trustees may fix a
                                                                                date and time not more than 90 days prior to the
                                                                                date of any meeting of shareholders or other
                                                                                action as the date and time of record for the
                                                                                determination of shareholders entitled to vote at
                                                                                such meeting or any adjournment thereof, and any
                                                                                shareholder who was a shareholder at the date and
                                                                                time so fixed shall be entitled to vote at such
                                                                                meeting or any
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

 D.2 RIVERSOURCE FUNDS -- PROXY STATEMENT

---------------------------------------------------------------------------------------------------------------------------------
                            RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.             RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                                                adjournment thereof, even though he has since
                                                                                that date and time disposed of his shares, and no
                                                                                shareholder becoming such after that date and
                                                                                time shall be so entitled to vote at such meeting
                                                                                or any adjournment thereof.
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SHAREHOLDER           At each shareholder meeting, the polls may be opened      Shares may be voted in person or by proxy.
PROXIES:              and closed, the proxies and ballots may be received and
                      taken in charge, and all questions touching the           A proxy with respect to shares held in the name
                      qualification of voters, the validity of proxies, and     of two or more persons shall be valid if executed
                      acceptances or rejections of votes may be decided by      by any one of them unless at or prior to exercise
                      two (2) inspectors of election.                           of the proxy the Trust receives a specific
                                                                                written notice to the contrary from any one of
                      Minnesota law provides that shareholders can submit       them. A proxy purporting to be executed by or on
                      proxies in writing or by telephonic transmission or       behalf of a shareholder shall be deemed valid
                      authenticated electronic communication. It also           unless challenged at or prior to its exercise and
                      provides that the Board of Directors can establish        the burden of proving invalidity shall rest on
                      procedures whereby a record holder can certify in         the challenger.
                      writing that another person is the beneficial owner of
                      shares, and the beneficial owner then can vote the
                      shares or appoint a proxy.
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DIRECTOR POWER TO     The Board of Directors, acting without shareholder        The provisions of the Declaration of Trust may be
AMEND ARTICLES OF     approval, can amend the corporation's articles of         amended at any time, so long as such amendment
INCORPORATION/TRUSTEE incorporation to (i) change the name of the               does not adversely affect the rights of any
POWER TO AMEND        corporation; (ii) increase or decrease, but not below     shareholder with respect to which such amendment
DECLARATION OF        the number of then- outstanding shares, the aggregate     is or purports to be applicable and so long as
TRUST:                number of shares the corporation has authority to         such amendment is not in contravention of
                      issue, including shares of any class or series; and       applicable law, including the 1940 Act, by an
                      (iii) amend or cancel a certificate fixing the rights     instrument in writing signed by a majority of the
                      and preferences of a class or series of shares, but       Trustees. Any amendment to the Declaration of
                      only when no shares of that class or series are           Trust that adversely affects the rights of all
                      outstanding.                                              shareholders may be adopted at any time by an
                                                                                instrument in writing signed by a majority of the
                      In all other cases, the corporation's articles of         Trustees when authorized to do so by the vote of
                      incorporation only can be amended with the approval of    shareholders holding a majority of all the shares
                      the requisite shareholders.                               outstanding and entitled to vote, without regard
                                                                                to series, or if said amendment adversely affects
                                                                                the rights of the shareholders of less than all
                                                                                of the funds or of less than all of the classes
                                                                                of shares of any fund, by the vote of the holders
                                                                                of a majority of all the shares entitled to vote
                                                                                of each fund or of each class, as the case may
                                                                                be, so affected. Subject to the foregoing, any
                                                                                such amendment shall be effective when the terms
                                                                                thereof have been duly adopted, as aforesaid.
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TERMINATION OF        In order to dissolve a Minnesota corporation, the         The Trust may be terminated at any time by a
CORPORATION/TRUST:    affirmative vote of a majority of the voting power of     majority of the Trustees, subject to the
                      all shares entitled to vote is required. In order to      favorable vote of the holders of not less than a
                      discontinue an individual class or series of shares       majority of the shares outstanding and entitled
                      without dissolving the corporation, an amendment to the   to vote of each fund of the Trust, or by such
                      corporation's articles of incorporation would be          greater or different vote of shareholders of any
                      required. In order to adopt such an amendment,            Series as may be established by the Certificate
                      shareholders would have to approve the amendment by the   of Designation by which such Series was
                      affirmative vote of the greater of (i) a majority of      authorized.
                      the voting power of the shares of that class or series
                      present and entitled to vote or (ii) a majority of the
                      voting power of the minimum number of shares of such
                      class or series entitled to vote that would constitute
                      a quorum for the transaction of business at the meeting
                      (a "Minnesota Statutory Vote").
                      The Board of Directors, acting without a shareholder
                      vote, does not have the power to dissolve the
                      corporation or to discontinue an individual class or
                      series of shares.
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MERGER OR             In most cases, any merger or exchange in which a          The Trustees may sell, convey and transfer all or
CONSOLIDATION OF      Minnesota corporation is not the continuing entity, and   substantially all of the assets of the Trust, or
TRUST/ CORPORATION:   any sale of all or substantially all of the               the assets belonging to any one or more funds
                      corporation's property and assets not in the usual and    when and as authorized by vote or written consent
                      regular course of its business, requires the              of a majority of the Trustees and approved by the
                      affirmative vote of a majority of the voting power of     affirmative vote of the holders of not less than
                      all shares entitled to vote.                              a majority of the shares outstanding and entitled
                                                                                to vote of each fund whose assets are affected by
                      Any sale of the assets belonging to an individual         such transaction, or by an instrument or
                      series of shares of a Minnesota corporation in exchange   instruments in writing without a meeting,
                      for shares of another corporation or trust or shares of   consented to by the holders of not less than a
                      another series of the corporation, while leaving other    majority of such shares, and/or by such other
                      series of the corporation outstanding, would require an   vote of any Series as may be established by the
                      amendment to the corporation's articles of                Certificate of Designation with respect to such
                      incorporation. In order to adopt such an amendment,       Series.
                      shareholders of that series would have to approve the
                      amendment by a Minnesota Statutory Majority.
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REMOVAL OF            Under Minnesota law, the Board of Directors can remove    Any Trustee may be removed with or without cause
DIRECTORS/            a director by a majority vote of the remaining            at any time: (i) by written instrument, signed by
TRUSTEES:             directors, but only if the director was                   at least two-thirds of the
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

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT D.3

---------------------------------------------------------------------------------------------------------------------------------
                            RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.             RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
                      appointed by the Board of Directors to fill a vacancy     number of Trustees prior to such removal; or (ii)
                      and has not subsequently been elected by shareholders.    by vote of shareholders holding not less than
                                                                                two-thirds of the shares of each Series then
                      In all other cases, a director can only be removed by     outstanding, cast in person or by proxy at any
                      shareholder vote. In general, such removal requires the   meeting called for the purpose; or (iii) by a
                      affirmative vote of the holders of a majority of the      written declaration signed by shareholders
                      voting power of all shares entitled to vote at an         holding not less than two-thirds of the shares of
                      election of directors. However, where a corporation has   each Series then outstanding and filed with the
                      cumulative voting (as do the Funds), unless the entire    Trust's custodian.
                      Board is removed simultaneously, a director is not
                      removed from the Board if there are cast against
                      removal of the director the votes of a proportion of
                      the voting power sufficient to elect the director at an
                      election of the entire board under cumulative voting.
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DIRECTOR/TRUSTEE      The Corporation's bylaws provide that the Board may, by   The Trustees, by vote of a majority of the
COMMITTEES:           resolution passed by a majority of the whole Board,       Trustees, may elect an Executive Committee and
                      designate an Executive Committee of two or more           any other committees and may delegate thereto
                      directors, which may meet at stated times or on notice    some or all of their powers except those which by
                      to all by any of their number during intervals between    law, by the Declaration of Trust or by the Bylaws
                      meetings of the Board. The Executive Committee shall      may not be delegated; provided, that the
                      advise with and aid the officers of the Fund in all       Executive Committee shall not be empowered to
                      matters concerning its interests and the management of    elect the President or the Treasurer, to amend
                      its business, and generally perform such duties and       the Bylaws, to exercise the powers of the
                      exercise such powers as may be delegated to it from       Trustees, or to perform any act for which the
                      time to time by the Board of Directors.                   action of a majority of the Trustees is required
                                                                                by law, by the Declaration of Trust or Bylaws.
                      The Board of Directors also may, by resolution passed
                      by a majority of the whole Board, appoint any other       The quorum for any committee is two members
                      committee or committees for any purpose or purposes,      regardless of the number of members serving on
                      which committee or committees shall have such powers as   the committee.
                      shall be specified in the resolution of appointment.
                      The quorum for such committee established by the Board    The Trustees may at any time alter or abolish any
                      of Directors is two members regardless of the number of   committee, change the membership of any
                      members serving on the committee. Under Minnesota law,    committee, or revoke, rescind or modify any
                      the members of such other committees do not need to be    action of any committee or the authority of any
                      directors.                                                committee with respect to any matter or class of
                                                                                matters; provided, that no such action shall
                                                                                impair the rights of any third parties.
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DIRECTOR/TRUSTEE      The Corporation's articles of incorporation provide       No Trustee shall be subject to any personal
LIABILITY:            that, to the full extent permitted by the laws of the     liability in tort, contract, or otherwise, to any
                      State of Minnesota, as now existing or hereafter          other person(s) in connection with the assets or
                      amended, no director of the Fund shall be liable to the   affairs of the Trust or of any fund, save only
                      Fund or to its shareholders for monetary damages for      that arising from his own willful misfeasance,
                      breach of fiduciary duty as a director but such limit     bad faith, gross negligence or reckless disregard
                      on liability shall be permitted only to the extent        of the duties involved in the conduct of his
                      allowable under the provisions of the Investment          office or the discharge of his functions.
                      Company Act of 1940.
                      Under Minnesota law, the foregoing provision is not
                      effective to eliminate a director's personal liability
                      to the Funds or its shareholders for, among other
                      things, (i) any breach of the director's duty of
                      loyalty to the corporation or its shareholders; (ii)
                      acts or omissions not in good faith or that involve
                      intentional misconduct or knowing violation of law; or
                      (iii) any transaction from which the director derived
                      an improper personal benefit.
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DIRECTOR/TRUSTEE      Under Minnesota law, a corporation is required to         The Trust shall indemnify each Trustee against
INDEMNIFICATION:      indemnify and advance expenses to present and former      judgments, penalties, fines, including without
                      directors against judgments, penalties, fines,            limitation, settlements, and reasonable expenses,
                      settlements and reasonable expenses, including            including attorneys' fees and disbursements,
                      attorneys' fees and disbursements, if they are made       incurred in connection with a proceeding, if,
                      parties to a legal proceeding by virtue of their          with respect to the acts or omissions of the
                      position as directors. However, indemnification and       Trustee, the Trustee has: (1) not been
                      advances are not required or permitted if a director      indemnified by another organization or employee
                      engaged in specified disabling conduct.                   benefit plan for the same judgments, penalties,
                                                                                fines, including, without limitation, excise
                      The Corporation's articles of incorporation and bylaws    taxes assessed against the person with respect to
                      provide that each person made or threatened to be made    an employee benefit plan, settlements, and
                      a party to or is involved (including, without             reasonable expenses, including attorneys' fees
                      limitation, as a witness) in any actual or threatened     and disbursements, incurred by the person in
                      action, suit or proceeding whether civil, criminal,       connection with the proceeding with respect to
                      administrative, arbitration, or investigative,            the same acts of omissions; (2) acted in good
                      including a proceeding by or in the right of the Fund     faith; (3) received no improper personal benefit;
                      by reason of the former or present capacity as a          (4) in the case of a criminal proceeding, had no
                      director or officer of the Fund or who, while a           reasonable cause to believe the conduct was
                      director or officer of the Fund, is or was serving at     unlawful; and (5) in the case of acts or
                      the request of the Fund or whose duties as a director     omissions occurring in the official capacity as
                      or officer involve or involved service as a director,     Trustee, reasonably believed that the conduct was
                      officer, partner, trustee or agent of another             in the best interests of the Trust, or in the
                      organization or employee benefit plan, whether the        case of acts or omissions occurring when serving
                      basis of any proceeding is alleged action in an           at the request of the Trust or whose duties in
                      official capacity or in any capacity while serving as a   that position involve or involved service as a
                      director, officer, partner, trustee or agent, shall be    director, officer, partner, trustee, governor,
                      indemnified and held harmless by the Fund to the full     manager, employee, or agent of another
                      extent authorized by the Minnesota Business Corporation   organization, the position of that person as a
                      Act, as the same or may hereafter be amended (but, in     director, officer, partner, trustee, governor,
                      the case of any such amendment, only to the extent        manager,
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

 D.4 RIVERSOURCE FUNDS -- PROXY STATEMENT

---------------------------------------------------------------------------------------------------------------------------------
                            RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.             RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
                      that such amendment permits the Fund to provide broader   employee, or agent, as the case may be, of
                      indemnification rights than the law permitted the Fund    another organization, reasonably believed that
                      to provide prior to such amendment), or by any other      the conduct was not opposed to the best interests
                      applicable law as then in effect, against judgments,      of the Trust. If the Trustee's acts or omissions
                      penalties, fines including, without limitation, excise    relate to conduct as trustee, employee, or agent
                      taxes assessed against the person with respect to an      of an employee benefit plan, the conduct is not
                      employee benefit plan, settlements and reasonable         considered to be opposed to the best interests of
                      expenses, including attorneys' fees and disbursements,    the Trust if the person reasonably believed that
                      incurred in connection therewith and such                 the conduct was in the best interests of the
                      indemnification shall continue as to any person who has   participants.
                      ceased to be a director or officer and shall inure to
                      the benefit of the person's heirs, executors and          The termination of a proceeding by judgment,
                      administrators provided, however, in an action brought    order, settlement, conviction, or upon a plea of
                      against the Fund to enforce rights to indemnification,    nolo contendere or its equivalent does not, of
                      the director or officer shall be indemnified only if      itself, establish that the person did not meet
                      the action was authorized by the Board of Directors of    the criteria set forth above.
                      the Fund. The right to indemnification conferred by
                      this Section shall be a contract right and shall          If a Trustee is made or threatened to be made a
                      include the right to be paid by the Fund in advance of    party to a proceeding or required to serve as a
                      the final disposition of a proceeding for expenses        witness, the Trustee is entitled, upon written
                      incurred in connection therewith provided, however,       request to the Trust, to payment or reimbursement
                      such payment of expenses shall be made only upon          by the Trust of reasonable expenses, including
                      receipt of a written undertaking by the director or       attorneys' fees and disbursements, incurred by
                      officer to repay all amounts so paid if it is             the Trustees in advance of the final disposition
                      ultimately determined that the director or officer is     of the proceeding, (i) upon receipt by the Trust
                      not entitled to indemnification.                          of a written affirmation by the Trustee of a good
                                                                                faith belief that the criteria for
                      Each person who upon written request to the Fund has      indemnification have been satisfied and a written
                      not received payment within thirty days may at any time   undertaking by the person to repay all amounts so
                      thereafter bring suit against the Fund to recover any     paid or reimbursed by the Trust, if it is
                      unpaid amount and, to the extent successful, in whole     ultimately determined that the criteria for
                      or in part, shall be entitled to be paid the expenses     indemnification have not been satisfied, and (ii)
                      of prosecuting such suit. Each person shall be presumed   after a determination that the facts then known
                      to be entitled to indemnification upon filing a written   to those making the determination would not
                      request for payment and the Fund shall have the burden    preclude indemnification under this section. The
                      of proof to overcome the presumption that the director    written undertaking is an unlimited general
                      or officer is not so entitled. Neither the                obligation of the person making it, but need not
                      determination by the Fund, whether by the Board of        be secured and shall be accepted without
                      Directors, special legal counsel or by shareholder, nor   reference to financial ability to make the
                      the failure of the Fund to have made any determination    repayment.
                      shall be a defense or create the presumption that the
                      director or officer is not entitled to indemnification.   All determinations whether indemnification of a
                                                                                person is required because the criteria have been
                      The right to indemnification and to the payment of        satisfied and whether a person is entitled to
                      expenses prior to any final determination shall not be    payment or reimbursement of expenses in advance
                      exclusive of any other right which any person may have    of the final disposition of a proceeding shall be
                      or hereinafter acquire under any statute, provision of    made: (1) by the board by a majority of a quorum,
                      the Articles of Incorporation, by-law, agreement, vote    if the Trustees who are at the time parties to
                      of shareholders or otherwise and notwithstanding any      the proceeding are not counted for determining
                      provisions in these bylaws, the Fund is not obligated     either a majority or the presence of a quorum;
                      to make any payment with respect to any claim for which   (2) if a quorum under clause (1) cannot be
                      payment is required to be made to or on behalf of the     obtained, by a majority of a committee of the
                      director or officer under any insurance policy, except    board, consisting solely of two or more Trustees
                      with respect to any excess beyond the amount of           not at the time parties to the proceeding, duly
                      required payment under such insurance and no              designated to act in the matter by a majority of
                      indemnification will be made in violation of the          the full board including Trustees who are
                      provisions of the Investment Company Act of 1940.         parties; (3) if a determination is not made under
                                                                                clause (1) or (2), by special legal counsel,
                                                                                selected either by a majority of the board or a
                                                                                committee by vote pursuant to clause (1) or (2)
                                                                                or, if the requisite quorum of the full board
                                                                                cannot be obtained and the committee cannot be
                                                                                established, by a majority of the full board
                                                                                including directors who are parties; (4) if a
                                                                                determination is not made under clauses (1) to
                                                                                (3), by the affirmative vote of the shareholders,
                                                                                but the shares held by parties to the proceeding
                                                                                must not be counted in determining the presence
                                                                                of a quorum and are not considered to be present
                                                                                and entitled to vote on the determination; or (5)
                                                                                if an adverse determination is made under clauses
                                                                                (1) to (4) or under paragraph (b), or if no
                                                                                determination is made under clauses (1) to (4) or
                                                                                under paragraph (b) within 60 days after (i) the
                                                                                later to occur of the termination of a proceeding
                                                                                or a written request for indemnification to the
                                                                                Trust or (ii) a written request for an advance of
                                                                                expenses, as the case may be, by a court, which
                                                                                may be the same court in which the proceeding
                                                                                involving the person's liability took place, upon
                                                                                application of the person and any notice the
                                                                                court requires. The Trustee seeking
                                                                                indemnification or payment or reimbursement of
                                                                                expenses pursuant to this clause has the burden
                                                                                of establishing that the person is entitled to
                                                                                indemnification or payment or reimbursement of
                                                                                expenses.
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

                                        RIVERSOURCE FUNDS -- PROXY STATEMENT D.5

---------------------------------------------------------------------------------------------------------------------------------
                            RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.             RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
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
                                                                                The Trust may purchase and maintain insurance on
                                                                                behalf of a person in that person's official
                                                                                capacity against any liability asserted against
                                                                                and incurred by the person in or arising from
                                                                                that capacity, whether or not the Trust would
                                                                                have been required to indemnify the person
                                                                                against the liability under the provisions of
                                                                                this section.
                                                                                The Trust agrees that it has a contractual
                                                                                obligation to indemnify from the assets of the
                                                                                fund(s) to which the conduct in question relates.
                                                                                The right of indemnification is not be exclusive
                                                                                of or affect any other rights to which any
                                                                                Trustee may be entitled.
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DIVIDENDS:            The Corporation's articles of incorporation provide       The charter documents do not limit the ability of
                      that the directors may declare and pay dividends in       the Trustees to declare dividends.
                      their discretion at any time and from time to time to
                      the extent and from such sources as permitted by the
                      laws of the State of Minnesota. Under Minnesota law,
                      the Board of Directors can authorize a dividend if it
                      determines that the corporation will be able to pay its
                      debts in the ordinary course of business after paying
                      the dividend.
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CAPITALIZATION:       The Corporation's articles of incorporation authorize     The beneficial interest in the Trust shall be
                      the issuance of up to 10,000,000,000 shares of stock      divided into shares having a nominal or par value
                      with a par value of $0.01 per share. The Board of         of one cent ($.01) per Share, of which an
                      Directors can authorize the issuance of shares in such    unlimited number may be issued.
                      classes or series with such designations, preferences
                      and relative, participating, optional or other special
                      rights, or qualifications, limitations or restrictions
                      thereof, as are stated in the Board resolution
                      establishing the class or series. The Board of
                      Directors can, without shareholder approval, increase
                      or decrease the total number of authorized shares, or
                      the authorized shares of a class or series, in the
                      manner and to the extent set forth under "Director
                      Power to Amend Articles of Incorporation/Trustee Power
                      to Amend Declaration of Trust" below.
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NUMBER OF             The Corporation's articles of incorporation require       The Trustees serving as such, whether named above
DIRECTORS;            there to be at least two and not more than 15             or hereafter becoming Trustees, may increase (to
VACANCIES:            directors, as determined from time to time by the Board   not more than 15) or decrease the number of
                      of Directors. If there is a vacancy on the Board by       Trustees by a written instrument signed by a
                      reason of death, resignation or otherwise, the vacancy    majority of the Trustees. No decrease in the
                      can be filled for the unexpired term by a majority vote   number of Trustees shall have the effect of
                      of the remaining directors, even if the remaining         removing any Trustee from office prior to the
                      number of directors is less than a quorum.                expiration of his term, but the number of
                                                                                Trustees may be decreased in conjunction with the
                                                                                removal of a Trustee pursuant to the Declaration
                                                                                of Trust.
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INDEPENDENT CHAIR     The Corporation's bylaws require the Board of Directors   The Board of Trustees shall elect one independent
OF THE BOARD:         to elect one independent member to serve as Chair of      member to serve as chair of the board whose
                      the Board, whose duties shall include serving as the      duties shall include serving as the lead
                      lead independent director.                                independent Trustee and who shall preside at each
                                                                                meeting of the Trustees as chairman of the
                                                                                meeting.
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INSPECTION OF BOOKS   Minnesota law requires the Corporation (each Fund) to     The charter documents do not give shareholders
AND RECORDS:          keep (i) a share register containing the names and        any right to inspect the books and records of the
                      addresses of its shareholders and the number and          Trust.
                      classes of shares held by each; (ii) records of all
                      proceedings of shareholders for the last three years;
                      (iii) records of all proceedings of the Board of
                      Directors for the last three years; (iv) its articles
                      of incorporation and bylaws, as amended; (v) certain
                      financial statements which Minnesota law requires the
                      Corporation (each Fund) to prepare; (vi) all reports to
                      shareholders generally within the last three years; and
                      (vii) a statement of the names and usual business
                      addresses of its directors and principal officers. The
                      Funds' shareholders and beneficial owners have the
                      right, upon written demand stating the purpose, at any
                      reasonable time to examine and copy those records which
                      are reasonably related to the stated purpose, provided
                      that the stated purpose is reasonably related to the
                      person's interest as a shareholder or beneficial owner.

---------------------------------------------------------------------------------------------------------------------------------

 D.6 RIVERSOURCE FUNDS -- PROXY STATEMENT

PROXY                         RIVERSOURCE(R)FUNDS                          PROXY
                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON JANUARY 29, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS/TRUSTEES.
The undersigned hereby constitutes and appoints Stephen R. Lewis, Jr. and Scott
R. Plummer, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of the RiverSource Fund(s) listed below held of record by the undersigned on November 30, 2007 at the Joint Special Meeting of Shareholders to be held on January 29, 2008, and at any adjournment thereof. The undersigned hereby revokes any and all proxies with respect to such stock heretofore given by the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER, AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. IF THIS PROXY CARD IS SIGNED, DATED AND RETURNED WITH NO CHOICE INDICATED AS TO THE PROPOSAL(S) ON WHICH SHARES REPRESENTED BY THE UNDERSIGNED ARE ENTITLED TO VOTE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL(s).

                        VOTE VIA TELEPHONE: 1-866-241-6192
                        VOTE VIA THE INTERNET: WWW.PROXY-DIRECT.COM
                        --------------------------------------------------------
                        999 9999 9999 999
                        --------------------------------------------------------

                        NOTE: Please sign exactly as your name appears on this Proxy Card and date. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder should sign.


                        --------------------------------------------------------
                        Signature


                        --------------------------------------------------------
                        Signature (if held jointly)


                        --------------------------------------------------------
                        Date                                    RSF_18189_100307


FUND                                          FUND
----                                          -----
Core Bond                                     Fundamental Growth
International Equity                          Massachusetts Tax-Exempt
Michigan Tax-Exempt                           Minnesota Tax-Exempt
Ohio Tax-Exempt                               Value


                                 VOTING OPTIONS
           READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

           [PC GRAPHIC]               [PHONE GRAPHIC]            [LETTER GRAPHIC]               [PERSON GRAPHIC]
       VOTE ON THE INTERNET            VOTE BY PHONE               VOTE BY MAIL                  VOTE IN PERSON
            LOG ON TO:              CALL 1-866-241-6192   VOTE, SIGN AND DATE THIS PROXY   ATTEND SHAREHOLDER MEETING
  HTTPS://VOTE.PROXY-DIRECT.COM     FOLLOW THE RECORDED       CARD AND RETURN IN THE             MARQUETTE HOTEL
FOLLOW THE ON-SCREEN INSTRUCTIONS      INSTRUCTIONS           POSTAGE-PAID ENVELOPE             710 MARQUETTE AVE.
        AVAILABLE 24 HOURS           AVAILABLE 24 HOURS                                       MINNEAPOLIS, MN 55402
                                                                                               ON JANUARY 29, 2008

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY CARD CONTAINS PROPOSALS RELATING TO MULTIPLE FUNDS. IF YOU DO NOT OWN A FUND "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL. YOU ARE ONLY PERMITTED TO VOTE ON PROPOSALS OF FUND(s) FOR WHICH YOU OWN SHARES. IF YOU DO NOT MARK ONE OR MORE PROPOSALS, YOUR PROXY WILL BE VOTED FOR EACH SUCH PROPOSAL THAT YOU ARE ENTITLED TO VOTE.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. EXAMPLE: [X]

 [ ] To vote FOR ALL Proposals of fund(s) for which you own shares mark this box. (No other vote is necessary.)

1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE CORE BOND FUND AND RIVERSOURCE DIVERSIFIED BOND FUND.

                                FOR   AGAINST   ABSTAIN
      Core Bond                 [ ]     [ ]       [ ]


2. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE FUNDAMENTAL GROWTH FUND AND RIVERSOURCE GROWTH FUND.

                                FOR   AGAINST   ABSTAIN
      Fundamental Growth        [ ]     [ ]       [ ]


3. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE INTERNATIONAL EQUITY FUND AND RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND.

                                FOR   AGAINST   ABSTAIN
      International Equity      [ ]     [ ]       [ ]


4. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND AND RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND.

                                FOR   AGAINST   ABSTAIN
      Massachusetts Tax-Exempt  [ ]     [ ]       [ ]


5. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE MICHIGAN TAX-EXEMPT FUND AND RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND.

                                FOR   AGAINST   ABSTAIN
      Michigan Tax-Exempt       [ ]     [ ]       [ ]


6. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE OHIO TAX-EXEMPT FUND AND RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND.

                                FOR   AGAINST   ABSTAIN
      Ohio Tax-Exempt           [ ]     [ ]       [ ]


7. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE VALUE FUND AND RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND.

                                FOR   AGAINST   ABSTAIN
      Value                     [ ]     [ ]       [ ]


8. TO APPROVE A CHANGE IN THE CLASSIFICATION OF RIVERSOURCE MINNESOTA TAX-EXEMPT FUND FROM A "DIVERSIFIED" FUND TO A "NON-DIVERSIFIED" FUND.

                                FOR   AGAINST   ABSTAIN
      Minnesota Tax-Exempt      [ ]     [ ]       [ ]


9. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING, OR ANY ADJOURNMENT OF THE MEETING.







   EVERY VOTE IS IMPORTANT! PLEASE VOTE TODAY USING ONE OF THE FOUR AVAILABLE
                                    OPTIONS!
                                RSF_18189_100307

                         RIVERSOURCE(R) CORE BOND FUND
                      RIVERSOURCE FUNDAMENTAL GROWTH FUND
                     RIVERSOURCE INTERNATIONAL EQUITY FUND
                   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
                      RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
                        RIVERSOURCE OHIO TAX-EXEMPT FUND
                             RIVERSOURCE VALUE FUND

                                      LOGO
                                                                    Dec. 1, 2007

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR RIVERSOURCE FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT.

Q: WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for certain kinds of changes, like the ones included in this proxy statement.

Q: IS MY VOTE IMPORTANT?

Absolutely! While the Board of each RiverSource Fund has reviewed these changes and recommends you approve them, you have the right to voice your opinion. Until a Fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q: WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

- The merger (a "Reorganization") of one or more of several RiverSource Funds (each a "Selling Fund" and together, the "Selling Funds") into a corresponding RiverSource Fund (each a "Buying Fund" and together, the "Buying Funds") as noted in the table below:


                        SELLING FUND                                                  BUYING FUND
 RiverSource Core Bond Fund                                   RiverSource Diversified Bond Fund
 RiverSource Fundamental Growth Fund                          RiverSource Growth Fund
 RiverSource International Equity Fund                        RiverSource Disciplined International Equity Fund
 RiverSource Massachusetts Tax-Exempt Fund                    RiverSource Tax-Exempt High Income Fund
 RiverSource Michigan Tax-Exempt Fund                         RiverSource Tax-Exempt High Income Fund
 RiverSource Ohio Tax-Exempt Fund                             RiverSource Tax-Exempt High Income Fund
 RiverSource Value Fund                                       RiverSource Diversified Equity Income Fund

 If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, shares of the Selling Fund will, in effect, be converted into shares of the Buying Fund with the same aggregate net asset value as Selling Fund shares at the time of the Reorganization. (Selling Funds and Buying Funds may be individually or collectively referred to as a "Fund" or the "Funds".)

- With respect to RiverSource Minnesota Tax-Exempt Fund only ("Minnesota Tax-Exempt Fund"), the restoration of the fund's former status as "non-diversified."

We encourage you to read the full text of the proxy statement to obtain a more detailed understanding of the issues.

Q: WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization of each Selling Fund into the respective Buying Fund would result in a larger combined fund with the same or similar investment objectives, principal investment strategies and investment policies which will allow for more focused distribution, potentially increasing sales and economies of scale. Additionally, following the Reorganization, for nearly all classes of shares of the larger combined fund, expenses will be the same or lower than expenses would have been for the Selling Fund.

Q: IF APPROVED, WHEN WILL THE REORGANIZATION HAPPEN?

If shareholders approve the Reorganization, it is expected to take place in the first quarter of 2008.

Q: WHAT CHANGE IS PROPOSED FOR MINNESOTA TAX-EXEMPT FUND?

The Board of RiverSource Special Tax-Exempt Series Trust has approved, and recommends that shareholders approve, a proposal to change the classification of Minnesota Tax-Exempt Fund from a "diversified" fund back to a "non-diversified" fund (its original classification). This would permit Minnesota Tax-Exempt Fund to invest more of its assets in the securities of fewer issuers.

Q. IF APPROVED, WHEN WILL THE CHANGE TAKE EFFECT?

If shareholders of Minnesota Tax-Exempt Fund approve the proposed change of its status, the fund will have the ability to act as a "non-diversified" fund immediately after the shareholder meeting.

Q: HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board of each RiverSource Fund recommends that you vote FOR each proposal.

Q: HOW DO I VOTE?

You can vote in one of four ways:

- By mail with the enclosed proxy card

- By telephone

- By web site

- In person at the meeting

Please refer to the enclosed proxy card for the telephone number and internet address.

Q: WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at (866) 438-8932.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                 RIVERSOURCE(R) DIVERSIFIED INCOME SERIES, INC.

                        RiverSource Diversified Bond Fund



                     RIVERSOURCE INTERNATIONAL SERIES, INC.

                RiverSource Disciplined International Equity Fund



                       RIVERSOURCE INVESTMENT SERIES, INC.

                   RiverSource Diversified Equity Income Fund



                       RIVERSOURCE LARGE CAP SERIES, INC.

                             RiverSource Growth Fund



                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.

                     RiverSource Tax-Exempt High Income Fund



                                  DEC. 1, 2007

This Statement of Additional Information ("SAI") incorporates by reference the following described Buying and Selling Fund documents, each of which has been previously filed and accompanies this SAI.

1. RiverSource Diversified Bond Fund's most recent annual report, for the period ended Aug. 31, 2007.

2. RiverSource Core Bond Fund's most recent annual report, for the period ended July 31, 2007.

3. RiverSource Disciplined International Equity Fund's most recent annual report, for the period ended Oct. 31, 2006, and the most recent semiannual report for the period ended April 30, 2007.

4. RiverSource International Equity Fund's most recent annual report, for the period ended Oct. 31, 2006, and the most recent semiannual report for the period ended April 30, 2007.

5. RiverSource Diversified Equity Income Fund's most recent annual report, for the period ended Sept. 30, 2007.

6. RiverSource Value Fund's most recent annual report, for the period ended May 31, 2007.

7. RiverSource Growth Fund's most recent annual report, for the period ended July 31, 2007.

8. RiverSource Fundamental Growth Fund's most recent annual report for the period ended May 31, 2007.

9. RiverSource Tax-Exempt High Income Fund's most recent annual report, for the period ended Nov. 30, 2006 and the semiannual report for the period ended May 31, 2007.

10. RiverSource Massachusetts Tax-Exempt Fund's, RiverSource Michigan Tax-Exempt Fund's and RiverSource Ohio Tax-Exempt Fund's most recent annual report, for the period ended Aug. 31, 2007.

11. The most recent SAI, dated Nov. 29, 2007, for the Buying and Selling funds.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by calling (866) 438-8932 or writing to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474.

In accordance with Securities and Exchange Commission requirements, pro forma financial statements are not included for RiverSource Diversified Equity Income Fund, RiverSource Growth Fund and RiverSource Tax-Exempt High Income Fund since the net asset value of the Selling Fund is less than 10% of the net asset value of the Buying Fund.

TABLE OF CONTENTS

RIVERSOURCE DIVERSIFIED BOND FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Merger..........................................     3
  Pro Forma Combining Statement of Assets and Liabilities.......................     4
  Pro Forma Combining Statement of Operations...................................     5
  Notes to Pro Forma Financial Statements.......................................     6
  Combined Investments in Securities............................................     8
RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Merger..........................................    28
  Pro Forma Combining Statement of Assets and Liabilities.......................    29
  Pro Forma Combining Statement of Operations...................................    30
  Notes to Pro Forma Financial Statements.......................................    31
  Combined Investments in Securities............................................    33

RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)

RIVERSOURCE CORE BOND FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND MERGER

Aug. 31, 2007

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Aug. 31, 2007. These statements have been derived from financial statements prepared for RiverSource Diversified Bond Fund and RiverSource Core Bond Fund as of Aug. 31, 2007. RiverSource Diversified Bond Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities. RiverSource Core Bond Fund invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

Under the proposed Agreement and Plan of Reorganization, Class A shares of the RiverSource Core Bond Fund would be exchanged for Class A shares of the RiverSource Diversified Bond Fund. Class B shares of the RiverSource Core Bond Fund would be exchanged for Class B shares of the RiverSource Diversified Bond Fund. Class C shares of the RiverSource Core Bond Fund would be exchanged for Class C shares of the RiverSource Diversified Bond Fund. Class I shares of the RiverSource Core Bond Fund would be exchanged for Class I shares of the RiverSource Diversified Bond Fund. Class R2 shares of the RiverSource Core Bond Fund would be exchanged for Class R2 shares of the RiverSource Diversified Bond Fund. Class R3 shares of the RiverSource Core Bond Fund would be exchanged for Class R3 shares of the RiverSource Diversified Bond Fund. Class R4 shares of the RiverSource Core Bond Fund would be exchanged for Class R4 shares of the RiverSource Diversified Bond Fund. Class R5 shares of the RiverSource Core Bond Fund would be exchanged for Class R5 shares of the RiverSource Diversified Bond Fund. Class W shares of the RiverSource Core Bond Fund would be exchanged for Class W shares of the RiverSource Diversified Bond Fund.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Diversified Bond Fund, as if the transaction had occurred at the beginning of the fiscal year ending Aug. 31, 2007.

RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)

RIVERSOURCE CORE BOND FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                         RIVERSOURCE       RIVERSOURCE
                                                      DIVERSIFIED BOND        CORE         PRO FORMA                PRO FORMA
AUG. 31, 2007 (UNAUDITED)                                   FUND            BOND FUND     ADJUSTMENTS               COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                               $3,199,830,408     $320,011,783     $      --             $3,519,842,191
    Affiliated money market fund                       $   45,885,729     $ 33,717,195     $      --             $   79,602,924
                                                      -------------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers*                              $3,180,596,306     $319,734,958     $      --             $3,500,331,264
    Affiliated money market fund                       $   45,885,729     $ 33,717,195     $      --             $   79,602,924
Cash in bank on demand deposit                                 27,052               --            --                     27,052
Foreign currency holdings (identified cost $1,022
    for RiverSource Diversified Bond Fund)                      1,035               --            --                      1,035
Capital shares receivable                                  11,081,420          213,877            --                 11,295,297
Dividends and accrued interest receivable                  25,647,494        2,444,626            --                 28,092,120
Receivable for investment securities sold                 163,119,499       13,234,881            --                176,354,380
Variation margin receivable                                   712,678           39,374            --                    752,052
Unrealized appreciation on swap transactions, at
    value                                                     526,101               --            --                    526,101
Receivable from RiverSource Investments, LLC (Note
    2)                                                             --               --        24,269(a),(d)              24,269
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                            3,427,597,314      369,384,911        24,269              3,797,006,494
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Disbursements in excess of cash on demand deposit                  --           30,954            --                     30,954
Dividends payable to shareholders                           2,614,030          296,718            --                  2,910,748
Capital shares payable                                      2,846,093           84,163            --                  2,930,256
Variation margin payable                                           --           29,982            --                     29,982
Payable for investment securities purchased               132,764,420       45,036,567            --                177,800,987
Payable for securities purchased on a forward-
    commitment basis                                      277,561,571               --            --                277,561,571
Payable upon return of securities loaned                   54,427,500               --            --                 54,427,500
Payable to RiverSource Investments, LLC (Note 2)                   --               --       303,743(g)                 303,743
Unrealized depreciation on swap transactions, at
    value                                                   2,248,872          157,685            --                  2,406,557
Accrued investment management services fee (Note 2)            36,751            4,261       (41,012)(a)                     --
Accrued distribution fee                                      542,794           11,598            --                    554,392
Accrued transfer agency fee (Note 2)                            8,066               35        10,668(b)                  18,769
Accrued administrative services fee (Note 2)                    5,047              621        (5,668)(d)                     --
Accrued plan administration services fee                       16,925                4            --                     16,929
Other accrued expenses (Note 2)                               283,602           72,861      (111,963)(c),(e),(f)        244,500
Forward sale commitments, at value (proceeds
    receivable $9,884,375)                                  9,940,620               --            --                  9,940,620
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         483,296,291       45,725,449       155,768                529,177,508
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock     $2,944,301,023     $323,659,462     $(131,499)            $3,267,828,986

-------------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value (Note 3)               $    6,119,286     $    340,039     $ 331,050             $    6,790,375
Additional paid-in capital (Note 3)                     3,125,529,521      326,980,277      (331,050)             3,452,178,748
Undistributed (excess of distributions over) net
    investment income (Note 2)                             (1,432,632)           1,247      (131,499)                (1,562,884)
Accumulated net realized gain (loss)                     (164,897,645)      (3,168,991)           --               (168,066,636)
Unrealized appreciation (depreciation) on
    investments and on translation of assets and
    liabilities in foreign currencies                     (21,017,507)        (493,110)           --                (21,510,617)
-------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                          $2,944,301,023     $323,659,462     $(131,499)            $3,267,828,986
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A                    $1,936,988,090     $ 41,746,934     $ (16,961)            $1,978,718,063
                            Class B                    $  303,507,236     $ 10,603,704     $  (4,308)            $  314,106,632
                            Class C                    $   16,840,412     $    661,277     $    (269)            $   17,501,420
                            Class I                    $  386,010,354     $270,618,287     $(109,949)            $  656,518,692
                            Class R2                   $        4,993     $      4,939     $      (2)            $        9,930
                            Class R3                   $        4,993     $      4,939     $      (2)            $        9,930
                            Class R4                   $   77,835,688     $      9,528     $      (4)            $   77,845,212
                            Class R5                   $        4,993     $      4,939     $      (2)            $        9,930
                            Class W                    $  223,104,264     $      4,915     $      (2)            $  223,109,177
Shares outstanding
    (Note 3):               Class A shares                402,638,195        4,381,976            --                411,313,865
                            Class B shares                 63,093,643        1,112,300            --                 65,297,260
                            Class C shares                  3,499,861           69,346            --                  3,637,285
                            Class I shares                 80,134,097       28,437,203            --                136,256,159
                            Class R2 shares                     1,040              518            --                      2,069
                            Class R3 shares                     1,040              518            --                      2,069
                            Class R4 shares                16,200,659            1,001            --                 16,202,643
                            Class R5 shares                     1,040              518            --                      2,069
                            Class W shares                 46,359,028              516            --                 46,360,049
Net asset value per share of outstanding capital
    stock:                  Class A                    $         4.81     $       9.53     $      --             $         4.81
                            Class B                    $         4.81     $       9.53     $      --             $         4.81
                            Class C                    $         4.81     $       9.54     $      --             $         4.81
                            Class I                    $         4.82     $       9.52     $      --             $         4.82
                            Class R2                   $         4.80     $       9.53     $      --             $         4.80
                            Class R3                   $         4.80     $       9.53     $      --             $         4.80
                            Class R4                   $         4.80     $       9.52     $      --             $         4.80
                            Class R5                   $         4.80     $       9.53     $      --             $         4.80
                            Class W                    $         4.81     $       9.53     $      --             $         4.81
-------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value               $   53,596,150     $         --                           $   53,596,150
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)

RIVERSOURCE CORE BOND FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                    RIVERSOURCE
                                                 DIVERSIFIED BOND   RIVERSOURCE CORE    PRO FORMA      PRO FORMA
YEAR ENDED AUG. 31, 2007 (UNAUDITED)                   FUND             BOND FUND      ADJUSTMENTS     COMBINED
 INVESTMENT INCOME
Income:
Interest                                           $142,326,750        $11,258,787      $      --    $153,585,537
Income distributions from affiliated money
  market fund                                         5,748,763          1,302,960             --       7,051,723
Fee income from securities lending                      395,879                 --             --         395,879
-----------------------------------------------------------------------------------------------------------------------
Total income                                        148,471,392         12,561,747             --     161,033,139
-----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee (Note 2)          12,770,016          1,135,181        (53,136)(a)  13,852,061
Distribution fee
     Class A                                          4,860,209             94,439             --       4,954,648
     Class B                                          3,704,597            114,337             --       3,818,934
     Class C                                            168,420              5,619             --         174,039
     Class R2                                                18                 18             --              36
     Class R3                                                 8                  8             --              16
     Class W                                            128,130                  9             --         128,139
Transfer agency fee (Note 2)
     Class A                                          3,090,229             68,696          7,790(b)    3,166,715
     Class B                                            631,378             22,048          2,685(b)      656,111
     Class C                                             28,318              1,067            193(b)       29,578
     Class R2                                                 2                  2             --               4
     Class R3                                                 2                  2             --               4
     Class R4                                            79,526                 77             --          79,603
     Class R5                                                 2                  2             --               4
     Class W                                            102,504                  8             --         102,512
Service fee -- Class R4 (Note 2)                         36,188                 35        (36,223)(c)          --
Administrative services fees and expenses (Note
  2)                                                  1,752,212            165,547        (17,813)(d)   1,899,946
Plan administration services fee
     Class R2                                                 8                  8             --              16
     Class R3                                                 8                  8             --              16
     Class R4                                           148,364                113             --         148,477
Compensation of board members                            52,475              4,410             --          56,885
Custodian fees                                          249,190             92,348             --         341,538
Printing and postage                                    483,505             30,095             --         513,600
Registration fees (Note 2)                              166,240             81,939        (40,970)(e)     207,209
Professional fees (Note 2)                               65,771             36,981        (34,770)(f)      67,982
Other                                                    87,435              9,761             --          97,196
-----------------------------------------------------------------------------------------------------------------------
Total expenses                                       28,604,755          1,862,758       (172,244)     30,295,269
     Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                     (2,004,697)          (329,155)       303,743(g)   (2,030,109)
-----------------------------------------------------------------------------------------------------------------------
                                                     26,600,058          1,533,603        131,499      28,265,160
     Earnings and bank fee credits on cash
       balances                                        (229,404)            (3,137)            --        (232,541)
-----------------------------------------------------------------------------------------------------------------------
Total net expenses                                   26,370,654          1,530,466        131,499      28,032,619
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     122,100,738         11,031,281       (131,499)    133,000,520
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                              26,879,708            100,666             --      26,980,374
  Foreign currency transactions                         145,184              9,539             --         154,723
  Futures contracts                                  (2,400,100)           212,681             --      (2,187,419)
  Swap transactions                                  (3,756,544)          (302,300)            --      (4,058,844)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments              20,868,248             20,586             --      20,888,834
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                  6,273,301           (101,564)            --       6,171,737
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                         27,141,549            (80,978)            --      27,060,571
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $149,242,287        $10,950,303      $(131,499)   $160,061,091
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)

RIVERSOURCE CORE BOND FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Aug. 31, 2007)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Aug. 31, 2007. These statements have been derived from financial statements prepared for the RiverSource Diversified Bond Fund and RiverSource Core Bond Fund as of Aug. 31, 2007.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Diversified Bond Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

RiverSource Core Bond Fund invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Core Bond Fund in exchange for Class A, B, C, I, R2, R3, R4, R5 and W shares of RiverSource Diversified Bond Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Diversified Bond Fund based on the increased asset level of the merger and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Diversified Bond Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the reduction in investment management services fee due to the Reorganization.

(b) To adjust for closed account fees for each RiverSource Core Bond Fund shareholder account that will be closed on the system as a result of this merger.

(c) To reflect the elimination of the service fee for Class R4.

(d) To reflect the change in administrative services fees due to the Reorganization.

(e) To reflect the reduction in the registration fees due to the Reorganization.

(f) To reflect the reduction in audit fees due to the Reorganization.

(g) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the reorganization per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses following the merger.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares of RiverSource Diversified Bond Fund if the reorganization were to have taken place on Aug. 31, 2007. The pro forma number of Class A shares outstanding of 411,313,865 consists of 8,675,670 shares assumed to be issued to Class A shareholders of the RiverSource Core Bond Fund, plus 402,638,195 Class A shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class B shares outstanding of 65,297,260 consists of 2,203,617 shares assumed to be issued to Class B shareholders of the RiverSource Core Bond Fund, plus 63,093,643 Class B shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class C shares outstanding of 3,637,285 consists of 137,424 shares assumed to be issued to Class C shareholders of the RiverSource Core Bond Fund, plus 3,499,861 Class C shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class I shares outstanding of 136,256,159 consists of 56,122,062 shares assumed to be issued to Class I shareholders of the RiverSource Core Bond Fund, plus 80,134,097 Class I shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class R2 shares outstanding of 2,069 consists of 1,029 shares assumed to be issued to Class R2 shareholders of the RiverSource Core Bond Fund, plus 1,040 Class R2 shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class R3 shares outstanding of 2,069 consists of 1,029 shares assumed to be issued to Class R3 shareholders of the RiverSource Core Bond Fund, plus 1,040 Class R3 shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class R4 shares outstanding of 16,202,643 consists of 1,984 shares assumed to be issued to Class R4 shareholders of the RiverSource Core Bond Fund, plus 16,200,659 Class R4 shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class R5 shares outstanding of 2,069 consists of 1,029 shares assumed to be issued to Class R5 shareholders of the RiverSource Core Bond Fund, plus 1,040 Class R5 shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007. The pro forma number of Class W shares outstanding of 46,360,049 consists of 1,021 shares assumed to be issued to Class W shareholders of the RiverSource Core Bond Fund, plus 46,359,028 Class W shares of the RiverSource Diversified Bond Fund outstanding as of Aug. 31, 2007.

COMBINED INVESTMENTS IN SECURITIES
RiverSource Diversified Bond Fund

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


 BONDS (104.5%)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (18.3%)
Federal Farm
Credit Bank      10/10/08       4.25% $ 13,285,000  $   660,000  $   13,945,000      $   13,190,743  $    655,317  $   13,846,060
Federal Home
Loan Bank        02/08/08       4.63            --    2,100,000       2,100,000                  --     2,094,328       2,094,328
                 06/18/08       5.13    14,675,000           --      14,675,000          14,678,405            --      14,678,405
                 09/12/08       4.25            --    2,215,000       2,215,000                  --     2,200,168       2,200,168
                 12/29/08       5.13    11,285,000           --      11,285,000          11,321,010            --      11,321,010
Federal Home
Loan Mtge Corp   06/15/08       3.88            --    3,890,000       3,890,000                  --     3,847,677       3,847,677
                 03/15/09       5.75     4,385,000      170,000       4,555,000           4,441,273       172,182       4,613,455
                 07/15/09       4.25    10,000,000           --      10,000,000           9,908,120            --       9,908,120
                 07/12/10       4.13            --    2,371,000       2,371,000                  --     2,333,266       2,333,266
                 03/15/31       6.75    16,550,000    2,095,000      18,645,000          19,605,196     2,481,745      22,086,941
                 04/16/37       6.00    43,260,000    3,615,000      46,875,000          43,250,180     3,614,179      46,864,359
Federal Natl
Mtge Assn        01/15/08       3.25            --    1,750,000       1,750,000                  --     1,735,580       1,735,580
                 06/15/08       5.25            --      525,000         525,000                  --       524,727         524,727
                 08/15/08       3.25    86,170,000           --      86,170,000          85,001,536            --      85,001,536
                 02/16/12       5.00    30,185,000    3,215,000      33,400,000          30,454,039     3,243,655      33,697,694
                 05/18/12       4.88    20,165,000    4,865,000      25,030,000          20,281,755     4,893,168      25,174,923
                 11/15/30       6.63    72,815,000    8,000,000      80,815,000          84,954,134     9,333,697      94,287,831
                 07/15/37       5.63    14,730,000    1,595,000      16,325,000          15,280,018     1,654,557      16,934,575
Overseas
Private
Investment
U.S. Govt
Guaranty Series
1996A            09/15/08       6.99     1,666,667           --       1,666,667           1,695,183            --       1,695,183
U.S. Treasury    06/30/09       4.88    57,550,000           --      57,550,000(q)       58,228,917            --      58,228,917
                 07/31/09       4.63     6,565,000    9,395,000      15,960,000(q)        6,618,853     9,472,068      16,090,921
                 05/15/10       4.50     1,185,000      525,000       1,710,000           1,195,184       529,512       1,724,696
                 07/31/12       4.63    14,715,000    1,085,000      15,800,000          14,950,675     1,102,377      16,053,052
                 08/15/17       4.75    24,035,000    3,160,000      27,195,000          24,429,318     3,211,843      27,641,161
                 02/15/26       6.00    19,083,000    1,920,000      21,003,000          21,672,620     2,180,550      23,853,170
U.S. Treasury
Inflation-
Indexed Bond     01/15/14       2.00    57,785,913    5,000,596      62,786,509(s)       56,416,999     4,882,134      61,299,133


Total                                                                                   537,574,158    60,162,730     597,736,888
---------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED (2.5%)
Capital Auto
Receivables
Asset Trust
Series 2004-1
Cl CTFS          09/15/10       2.84     4,200,000      200,000       4,400,000           4,194,593       199,743       4,394,336
Capital Auto
Receivables
Asset Trust
Series 2006-
SN1A Cl D        04/20/11       6.15     2,500,000      200,000       2,700,000(d)        2,498,572       199,886       2,698,458
College Loan
Trust
Collateralized
Mtge Obligation
Interest Only
Series 2006-1
Cl AIO           07/25/08       5.62    14,700,000    1,025,000      15,725,000(g)        1,259,262        87,806       1,347,068
Countrywide
Asset-backed
Ctfs
Series 2005-10
Cl AF6           02/25/36       4.92     1,865,000       95,000       1,960,000           1,744,449        88,859       1,833,308
Countrywide
Asset-backed
Ctfs
Series 2006-15
Cl A3            10/25/46       5.69     5,175,000      575,000       5,750,000           5,057,717       561,969       5,619,686
Countrywide
Asset-backed
Ctfs
Series 2006-4
Cl 1A1M          07/25/36       5.77     2,268,423      147,333       2,415,756(i)        2,200,055       142,893       2,342,948
Countrywide
Asset-backed
Ctfs
Series 2007-7
Cl 2A2           10/25/37       5.67     8,500,000      750,000       9,250,000(i)        8,371,174       738,633       9,109,807
Dunkin
Securitization
Series 2006-1
Cl A2 (AMBAC)    06/20/31       5.78     8,900,000      700,000       9,600,000(d,e)      8,957,591       704,530       9,662,121
Franklin Auto
Trust
Series 2004-1
ClA Cl A3
(MBIA)           03/15/12       4.15            --       79,030          79,030(e)               --        78,486          78,486
Hertz Vehicle
Financing LLC
Series 2004-1A
Cl A3 (MBIA)     05/25/09       2.85     2,600,000      200,000       2,800,000(d,e)      2,572,811       197,909       2,770,720

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
ASSET-BACKED (CONT.)
Keycorp Student
Loan Trust
Series 2003-A
Cl 2A2 (MBIA)    10/25/25       5.67% $    967,830  $ 1,209,787  $    2,177,617(e,i) $      970,249  $  1,212,810  $    2,183,059
Master Asset
Backed
Securities
Trust
Series 2006-HE1
Cl A2            01/25/36       5.65     8,400,000      900,000       9,300,000(i)        8,352,750       894,938       9,247,688
Natl Collegiate
Student Loan
Trust
Collateralized
Mtge Obligation
Interest Only
Series 2006-2
Cl AIO           08/25/11       5.89     8,875,000      650,000       9,525,000(g)        1,803,941       132,120       1,936,061
Natl Collegiate
Student Loan
Trust
Collateralized
Mtge Obligation
Interest Only
Series 2006-3
Cl AIO           01/25/12       5.88    13,900,000    1,100,000      15,000,000(g)        3,616,224       286,176       3,902,400
Natl Collegiate
Student Loan
Trust
Collateralized
Mtge Obligation
Interest Only
Series 2006-4
Cl AIO           02/27/12       5.88    11,700,000           --      11,700,000(g)        2,881,359            --       2,881,359
Natl Collegiate
Student Loan
Trust
Collateralized
Mtge Obligation
Interest Only
Series 2007-2
Cl AIO           07/25/12       5.90     6,250,000      550,000       6,800,000(g)        1,759,000       154,792       1,913,792
Popular ABS
Mtge Pass-
Through Trust
Series 2005-A
Cl AF2           06/25/35       4.49       117,301        5,516         122,817             116,823         5,494         122,317
Renaissance
Home Equity
Loan Trust
Series 2005-4
Cl A3            02/25/36       5.57     4,670,000      275,000       4,945,000           4,613,540       271,675       4,885,215
Renaissance
Home Equity
Loan Trust
Series 2007-2
Cl M4            06/25/37       6.31     1,380,000      120,000       1,500,000           1,026,902        89,296       1,116,198
Renaissance
Home Equity
Loan Trust
Series 2007-2
Cl M5            06/25/37       6.66       900,000       80,000         980,000             674,645        59,968         734,613
Renaissance
Home Equity
Loan Trust
Series 2007-2
Cl M6            06/25/37       7.01     1,320,000      115,000       1,435,000             967,365        84,278       1,051,643
Residential
Asset
Securities
Series 2006-KS1
Cl A2            02/25/36       5.65     7,225,000      605,000       7,830,000(i)        7,148,234       598,572       7,746,806
Residential
Asset
Securities
Series 2007-KS3
Cl AI2           04/25/37       5.69            --    1,050,000       1,050,000(i)               --     1,022,185       1,022,185
SBA CMBS Trust
Series 2006-1A
Cl B             11/15/36       5.45     4,075,000      300,000       4,375,000(d)        4,094,103       301,406       4,395,509
WFS Financial
Owner Trust
Series 2004-1
Cl D             08/22/11       3.17        19,940        3,988          23,928              19,912         3,982          23,894
                                                                                     --------------------------------------------
Total                                                                                    74,901,271     8,118,406      83,019,677
---------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.8%)(F)
Banc of America
Commercial Mtge
Series 2005-1
Cl A4            11/10/42       5.02     4,850,000      225,000       5,075,000           4,789,819       222,208       5,012,027
Banc of America
Commercial Mtge
Series 2007-1
Cl A3            01/15/49       5.45     5,825,000      450,000       6,275,000           5,694,820       439,943       6,134,763
Bear Stearns
Commercial Mtge
Securities
Series 2003-T10
Cl A1            03/13/40       4.00     1,983,533      291,696       2,275,229           1,921,310       282,546       2,203,856
Bear Stearns
Commercial Mtge
Securities
Series 2004-
PWR5 Cl A3       07/11/42       4.57            --      325,000         325,000                  --       315,789         315,789
Bear Stearns
Commercial Mtge
Securities
Series 2007-T26
Cl A4            01/12/45       5.47     5,950,000      475,000       6,425,000           5,794,765       462,607       6,257,372
CDC Commercial
Mtge Trust
Series 2002-FX1
Cl A2            11/15/30       5.68    11,775,000      750,000      12,525,000          11,863,109       755,612      12,618,721
Citigroup
Commercial Mtge
Trust
Series 2005-EMG
Cl A1            09/20/51       4.15     3,487,857      159,445       3,647,302(d)        3,443,896       157,435       3,601,331
Citigroup
Commercial Mtge
Trust
Series 2006-C5
Cl A4            10/15/49       5.43     2,850,000      300,000       3,150,000           2,783,126       292,961       3,076,087
Citigroup
Commercial Mtge
Trust
Series 2007-C6
Cl A4            12/10/49       5.89    11,550,000    1,250,000      12,800,000          11,549,555     1,249,952      12,799,507
Citigroup/Deut-
sche Bank
Commercial Mtge
Trust
Series 2005-CD1
Cl ASB           07/15/44       5.40     3,050,000      175,000       3,225,000           3,011,088       172,767       3,183,855
Commercial Mtge
Acceptance
Series 1999-C1
Cl A2            06/15/31       7.03     8,567,660           --       8,567,660           8,723,709            --       8,723,709
Commercial Mtge
Pass-Through
Ctfs
Series 2006-
CN2A Cl BFL      02/05/19       5.64     2,550,000      150,000       2,700,000(d,i)      2,557,051       150,415       2,707,466

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge
Pass-Through
Ctfs
Series 2007-C9
Cl A4            12/10/49       6.01% $ 12,600,000  $ 1,350,000  $   13,950,000      $   12,738,881  $  1,364,880  $   14,103,761
Commercial Mtge
Pass-Through
Ctfs
Series 2007-
FL14 Cl MKL1     06/15/22       6.30     9,850,000      875,000      10,725,000(d,i)      9,800,750       870,625      10,671,375
Credit Suisse
Mtge Capital
Ctfs
Series 2006-C2
Cl A3            03/15/39       5.85     5,025,000      375,000       5,400,000           5,045,327       376,517       5,421,844
Credit Suisse
Mtge Capital
Ctfs
Series 2007-C3
Cl A4            06/15/39       5.91     5,750,000      650,000       6,400,000           5,767,253       651,950       6,419,203
CS First Boston
Mtge Securities
Series 2001-CP4
Cl A4            12/15/35       6.18     7,400,000           --       7,400,000           7,541,743            --       7,541,743
CS First Boston
Mtge Securities
Series 2003-
CPN1 Cl A2       03/15/35       4.60     3,525,000      275,000       3,800,000           3,371,172       262,999       3,634,171
Federal Natl
Mtge Assn
#385683          02/01/13       4.83     6,116,277           --       6,116,277           6,022,463            --       6,022,463
Federal Natl
Mtge Assn
#385815          01/01/13       4.77     7,011,956           --       7,011,956           6,856,249            --       6,856,249
Federal Natl
Mtge Assn
#555806          10/01/13       5.26       471,690           --         471,690             465,686            --         465,686
GE Capital
Commercial Mtge
Series 2005-C1
Cl A5            06/10/48       4.77            --      400,000         400,000                  --       381,226         381,226
General
Electric
Capital
Assurance
Series 2003-1
Cl A3            05/12/35       4.77    10,350,000    1,025,000      11,375,000(d)       10,225,021     1,012,623      11,237,644
GMAC Commercial
Mtge Securities
Series 1999-C1
Cl B             05/15/33       6.30     8,000,000           --       8,000,000           8,067,490            --       8,067,490
Greenwich
Capital
Commercial
Funding
Series 2004-GG1
Cl A5            06/10/36       4.88     3,400,000      150,000       3,550,000           3,348,659       147,735       3,496,394
Greenwich
Capital
Commercial
Funding
Series 2007-GG9
Cl A4            03/10/39       5.44    16,350,000    4,350,000      20,700,000          16,027,140     4,264,102      20,291,242
GS Mtge
Securities II
Series 2004-GG2
Cl A4            08/10/38       4.96     5,900,000      250,000       6,150,000           5,828,205       246,958       6,075,163
GS Mtge
Securities II
Series 2006-GG6
Cl A4            04/10/38       5.55            --      375,000         375,000                  --       372,984         372,984
GS Mtge
Securities II
Series 2007-EOP
Cl J             03/06/20       6.18     8,400,000      650,000   9,050,000(d,i)          8,232,281       637,022       8,869,303
GS Mtge
Securities II
Series 2007-
GG10 Cl A4       08/10/45       5.99    11,900,000    1,250,000      13,150,000          11,989,255     1,259,376      13,248,631
GS Mtge
Securities II
Series 2007-
GG10 Cl F        08/10/45       5.99     4,425,000      375,000       4,800,000           4,377,653       370,988       4,748,641
JPMorgan Chase
Commercial Mtge
Securities
Series 2003-LN1
Cl A1            10/15/37       4.13     3,751,021      177,774       3,928,795           3,635,332       172,291       3,807,623
JPMorgan Chase
Commercial Mtge
Securities
Series 2003-
ML1A Cl A1       03/12/39       3.97     3,562,855      158,349       3,721,204           3,475,363       154,461       3,629,824
JPMorgan Chase
Commercial Mtge
Securities
Series 2003-
ML1A Cl A2       03/12/39       4.77     6,894,000      525,000       7,419,000           6,639,747       505,638       7,145,385
JPMorgan Chase
Commercial Mtge
Securities
Series 2004-C2
Cl A2            05/15/41       5.26            --      325,000         325,000                  --       322,012         322,012
JPMorgan Chase
Commercial Mtge
Securities
Series 2004-CBX
Cl A3            01/12/37       4.18     4,000,000      150,000       4,150,000           3,903,640       146,387       4,050,027
JPMorgan Chase
Commercial Mtge
Securities
Series 2004-LN2
Cl A1            07/15/41       4.48     8,570,883      674,359       9,245,242           8,348,315       656,847       9,005,162
JPMorgan Chase
Commercial Mtge
Securities
Series 2005-
LDP5 Cl A4       12/15/44       5.34     5,200,000      550,000       5,750,000           5,056,740       534,848       5,591,588
JPMorgan Chase
Commercial Mtge
Securities
Series 2006-
LDP6 Cl A4       04/15/43       5.48     4,275,000      750,000       5,025,000           4,222,294       740,753       4,963,047
JPMorgan Chase
Commercial Mtge
Securities
Series 2006-
LDP6 Cl ASB      04/15/43       5.49     6,475,000      750,000       7,225,000           6,431,032       744,907       7,175,939
JPMorgan Chase
Commercial Mtge
Securities
Series 2007-
LDPX Cl A3       01/15/49       5.42    16,000,000    1,700,000      17,700,000          15,580,181     1,655,394      17,235,575
LB-UBS
Commercial Mtge
Trust
Series 2002-C4
Cl A4            09/15/26       4.56     7,000,000      200,000       7,200,000           6,836,054       195,316       7,031,370
LB-UBS
Commercial Mtge
Trust
Series 2002-C4
Cl A5            09/15/31       4.85     6,000,000      500,000       6,500,000           5,809,769       484,147       6,293,916
LB-UBS
Commercial Mtge
Trust
Series 2004-C2
Cl A3            03/15/29       3.97     4,475,000      225,000       4,700,000           4,259,663       214,173       4,473,836

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS
Commercial Mtge
Trust
Series 2005-C5
Cl AAB           09/15/30       4.93% $  7,325,000  $ 1,200,000  $    8,525,000      $    7,193,077  $  1,178,388  $    8,371,465
LB-UBS
Commercial Mtge
Trust
Series 2006-C4
Cl AAB           06/15/32       6.06     4,125,000      975,000       5,100,000           4,194,353       991,393       5,185,746
LB-UBS
Commercial Mtge
Trust
Series 2006-C6
Cl A4            09/15/39       5.37     4,900,000      550,000       5,450,000           4,773,782       535,833       5,309,615
LB-UBS
Commercial Mtge
Trust
Series 2007-C1
Cl A4            02/15/40       5.42     4,875,000      375,000       5,250,000           4,756,949       365,919       5,122,868
LB-UBS
Commercial Mtge
Trust
Series 2007-C6
Cl A4            07/15/40       5.86     6,350,000      700,000       7,050,000           6,381,746       703,500       7,085,246
Merrill Lynch
Mtge Trust
Series 2005-
CKI1 Cl A1       11/12/37       5.08            --    1,232,376       1,232,376                  --     1,227,028       1,227,028
Morgan Stanley
Capital I
Series 2003-T11
Cl A2            06/13/41       4.34     4,575,000    1,325,000       5,900,000           4,509,425     1,306,008       5,815,433
Morgan Stanley
Capital I
Series 2004-HQ4
Cl A5            04/14/40       4.59     4,950,000      250,000       5,200,000           4,821,053       243,488       5,064,541
Morgan Stanley
Capital I
Series 2006-T23
Cl AAB           08/12/41       5.97     3,425,000      250,000       3,675,000           3,472,257       253,449       3,725,706
Morgan Stanley
Capital I
Series 2007-
IQ15 Cl A4       06/11/49       6.08     5,600,000      600,000       6,200,000           5,663,840       606,840       6,270,680
TIAA Retail
Commercial
Trust
Series 2007-C4
Cl A3            08/15/39       6.10     8,500,000      975,000       9,475,000(c)        8,535,241       979,042       9,514,283
Wachovia Bank
Commercial Mtge
Trust
Series 2003-C7
Cl A2            10/15/35       5.08    14,550,000    1,100,000      15,650,000(d)       14,160,801     1,070,576      15,231,377
Wachovia Bank
Commercial Mtge
Trust
Series 2005-C18
Cl A4            04/15/42       4.94     4,815,000      300,000       5,115,000           4,624,074       288,104       4,912,178
Wachovia Bank
Commercial Mtge
Trust
Series 2005-C20
Cl A5            07/15/42       5.09     4,667,000      300,000       4,967,000           4,574,808       294,074       4,868,882
Wachovia Bank
Commercial Mtge
Trust
Series 2006-C27
Cl A3            07/15/45       5.77    11,950,372    1,225,000      13,175,372          11,953,069     1,225,276      13,178,345
Wachovia Bank
Commercial Mtge
Trust
Series 2006-C27
Cl APB           07/15/45       5.73     5,075,000      400,000       5,475,000           5,034,875       396,837       5,431,712
Wachovia Bank
Commercial Mtge
Trust
Series 2006-C29
Cl A4            11/15/48       5.31     8,900,000      900,000       9,800,000           8,648,747       874,592       9,523,339
Wachovia Bank
Commercial Mtge
Trust
Series 2007-C31
Cl A4            04/15/47       5.51    17,350,000    1,775,000      19,125,000          16,998,308     1,739,020      18,737,328
                                                                                     --------------------------------------------
Total                                                                                   382,332,011    37,528,761     419,860,772
---------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (49.3%)(F,N)
Adjustable Rate
Mtge Trust
Collateralized
Mtge Obligation
Series 2005-12
Cl 2A1           03/25/36       5.69     7,580,646      452,057       8,032,703(k)        7,581,474       452,106       8,033,580
Adjustable Rate
Mtge Trust
Collateralized
Mtge Obligation
Series 2006-1
Cl 2A1           03/25/36       5.94     8,634,712      546,501       9,181,213(k)        8,623,832       545,812       9,169,644
Adjustable Rate
Mtge Trust
Collateralized
Mtge Obligation
Series 2007-1
Cl 3A21          03/25/37       6.19     6,766,652      548,647       7,315,299(k)        6,840,918       554,669       7,395,587
American Home
Mtge Assets
Collateralized
Mtge Obligation
Series 2007-2
Cl A2A           03/25/47       5.67            --      887,830         887,830(k)               --       835,772         835,772
Banc of America
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2003-11
Cl 1A1           01/25/34       6.00     6,816,612      102,506       6,919,118           6,691,868       100,630       6,792,498
Banc of America
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2003-11
Cl 4A1           01/25/19       4.75     3,729,443      179,329       3,908,772           3,583,764       172,324       3,756,088
Banc of America
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2004-3
Cl 1A1           04/25/34       6.00     8,654,252           --       8,654,252           8,589,345            --       8,589,345
Banc of America
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2006-9
Cl 1CB1          01/25/37       6.00    16,660,970    1,388,414      18,049,384          16,401,807     1,366,817      17,768,624

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Banc of America
Funding
Collateralized
Mtge Obligation
Series 2006-2
Cl N1            11/25/46       7.25% $    632,069  $    63,207  $      695,276(d)   $      595,725  $     59,573  $      655,298
Banc of America
Funding
Collateralized
Mtge Obligation
Series 2006-A
Cl 3A2           02/20/36       5.89     6,140,551      441,237       6,581,788(k)        6,139,507       441,162       6,580,669
Banc of America
Mtge Securities
Collateralized
Mtge Obligation
Series 2005-9
Cl 3A3           10/25/20       5.00    27,132,255    2,556,110      29,688,365          26,300,240     2,477,727      28,777,967
Bear Stearns
Adjustable Rate
Mtge Trust
Collateralized
Mtge Obligation
Series 2005-8
Cl A4            08/25/35       5.10     6,025,000      450,000       6,475,000(d,k)      5,756,163       429,921       6,186,084
Bear Stearns
Adjustable Rate
Mtge Trust
Collateralized
Mtge Obligation
Series 2007-5
Cl 3A1           08/25/47       6.00    13,600,000    1,500,000      15,100,000(k)       13,319,500     1,469,063      14,788,563
ChaseFlex Trust
Collateralized
Mtge Obligation
Series 2005-2
Cl 2A2           06/25/35       6.50     2,001,690           --       2,001,690           2,023,585            --       2,023,585
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Interest Only
Series 2007-8CB
Cl A13           05/25/37       7.73     6,218,487      473,321       6,691,808(g)        1,050,738        79,977       1,130,715
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2003-
11T1 Cl A1       07/25/18       4.75     3,818,061      142,808       3,960,869           3,668,920       137,230       3,806,150
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2003-
20CB Cl 1A1      10/25/33       5.50    14,928,280    2,195,335      17,123,615          14,371,375     2,113,437      16,484,812
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2005-
54CB Cl 2A3      11/25/35       5.50     5,813,231      304,287       6,117,518           5,842,996       305,845       6,148,841
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2005-
54CB Cl 3A7      11/25/35       5.50     5,890,080      307,358       6,197,438           5,920,217       308,931       6,229,148
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2005-
64CB Cl 1A1      12/25/35       5.50    10,013,264      635,170      10,648,434          10,004,880       634,638      10,639,518
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2005-6CB
Cl 1A1           04/25/35       7.50     5,308,276      259,163       5,567,439           5,502,702       268,656       5,771,358
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2005-
85CB Cl 2A2      02/25/36       5.50     2,708,330      232,143       2,940,473           2,699,051       231,347       2,930,398
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2006-22R
Cl 1A2           05/25/36       6.00     7,988,368      760,797       8,749,165           8,029,342       764,699       8,794,041
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2006-2CB
Cl A11           03/25/36       6.00     8,310,985      620,802       8,931,787           8,132,753       607,489       8,740,242
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2006-
31CB Cl A16      11/25/36       6.00    10,000,000    1,200,000      11,200,000          10,095,600     1,211,472      11,307,072
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2006-
43CB Cl 1A4      02/25/37       6.00    12,356,857      952,272      13,309,129          12,389,479       954,786      13,344,265
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2007-25
Cl 1A1           10/25/37       6.50    20,000,000    2,000,000      22,000,000(j)       19,646,875     1,964,688      21,611,563
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2007-OA9
Cl A2            06/25/47       5.86            --    1,100,000       1,100,000(i)               --     1,051,909       1,051,909
Countrywide
Alternative
Loan Trust
Collateralized
Mtge Obligation
Series 2007-OH3
Cl A3            09/25/47       6.01    15,967,790    1,746,477      17,714,267(i)       14,637,770     1,601,006      16,238,776
Countrywide
Home Loans
Collateralized
Mtge Obligation
Series 2005-27
Cl 2A1           12/25/35       5.50    13,361,552    1,781,540      15,143,092          12,862,689     1,715,025      14,577,714

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Countrywide
Home Loans
Collateralized
Mtge Obligation
Series 2005-R2
Cl 2A1           06/25/35       7.00% $  6,574,642  $   319,484  $    6,894,126(d)   $    6,909,833  $    335,772  $    7,245,605
Countrywide
Home Loans
Collateralized
Mtge Obligation
Series 2006-
HYB1 Cl 1A1      03/20/36       5.36     3,756,789      632,152       4,388,941(k)        3,753,784       631,646       4,385,430
Countrywide
Home Loans
Collateralized
Mtge Obligation
Series 2007-17
Cl 2A1           10/25/37       6.50    18,000,000    2,500,000      20,500,000          17,907,188     2,487,109      20,394,297
Countrywide
Home Loans
Collateralized
Mtge Obligation
Series 2007-HY3
Cl 4A1           06/25/47       6.00    10,335,386    1,129,282      11,464,668(k)       10,121,814     1,105,946      11,227,760
CS First Boston
Mtge Securities
Collateralized
Mtge Obligation
Series 2003-29
Cl 8A1           11/25/18       6.00     2,027,217           --       2,027,217           2,029,162            --       2,029,162
Deutsche Bank
Alternate Mtge
Loan Trust
Collateralized
Mtge Obligation
Series 2007-AR3
Cl 2A1           05/25/37       5.62            --      444,209         444,209(k)               --       443,429         443,429
Downey Savings
& Loan Assn
Mtge Loan Trust
Collateralized
Mtge Obligation
Interest Only
Series 2005-AR5
Cl X1            08/19/45       9.55    42,924,289    2,360,026      45,284,315(g)          382,294        21,019         403,313
Federal Home
Loan Mtge Corp   09/01/37       6.00            --    3,785,000       3,785,000(j)               --     3,781,450       3,781,450
                 09/01/37       6.50    61,000,000    1,500,000      62,500,000(j)       61,914,999     1,522,500      63,437,499
Federal Home
Loan Mtge Corp
#170216          03/01/17       8.50         7,682           --           7,682               8,171            --           8,171
Federal Home
Loan Mtge Corp
#1J0283          02/01/37       5.83            --      810,174         810,174(k)               --       811,447         811,447
Federal Home
Loan Mtge Corp
#1J1445          01/01/37       5.90    13,124,315    1,197,474      14,321,789(k)       13,200,534     1,204,428      14,404,962
Federal Home
Loan Mtge Corp
#284190          01/01/17       8.00           341           --             341                 358            --             358
Federal Home
Loan Mtge Corp
#290970          04/01/17       8.00         9,885           --           9,885              10,344            --          10,344
Federal Home
Loan Mtge Corp
#295114          06/01/17       8.50         3,693           --           3,693               3,929            --           3,929
Federal Home
Loan Mtge Corp
#540861          09/01/19       8.50        33,499           --          33,499              35,747            --          35,747
Federal Home
Loan Mtge Corp
#A00304          04/01/21       9.00        46,970           --          46,970              50,357            --          50,357
Federal Home
Loan Mtge Corp
#A12692          10/01/32       6.00            --      108,845         108,845                  --       109,540         109,540
Federal Home
Loan Mtge Corp
#A13854          09/01/33       6.00            --      137,760         137,760                  --       138,453         138,453
Federal Home
Loan Mtge Corp
#A62544          06/01/37       6.00     8,106,420           --       8,106,420           8,100,509            --       8,100,509
Federal Home
Loan Mtge Corp
#A62695          06/01/37       6.00            --    1,987,908       1,987,908                  --     1,986,805       1,986,805
Federal Home
Loan Mtge Corp
#B10254          10/01/18       5.50            --      430,409         430,409                  --       428,846         428,846
Federal Home
Loan Mtge Corp
#B11835          01/01/19       5.50       502,437           --         502,437             500,613            --         500,613
Federal Home
Loan Mtge Corp
#B12280          02/01/19       5.50            --      229,046         229,046                  --       228,215         228,215
Federal Home
Loan Mtge Corp
#C00103          03/01/22       8.50       122,079           --         122,079             130,795            --         130,795
Federal Home
Loan Mtge Corp
#C00144          08/01/22       8.50       111,358           --         111,358             119,412            --         119,412
Federal Home
Loan Mtge Corp
#C00356          08/01/24       8.00       390,728           --         390,728             413,838            --         413,838
Federal Home
Loan Mtge Corp
#C00666          10/01/28       7.00        46,602           --          46,602              48,203            --          48,203
Federal Home
Loan Mtge Corp
#C02951          07/01/37       6.50    24,963,125    2,995,575      27,958,700          25,340,171     3,040,821      28,380,992
Federal Home
Loan Mtge Corp
#C53878          12/01/30       5.50     1,617,997           --       1,617,997           1,588,691            --       1,588,691
Federal Home
Loan Mtge Corp
#C59161          10/01/31       6.00            --      133,448         133,448                  --       134,144         134,144
Federal Home
Loan Mtge Corp
#C62993          01/01/32       6.50     1,135,757           --       1,135,757           1,161,398            --       1,161,398
Federal Home
Loan Mtge Corp
#C63552          01/01/32       6.50     1,735,467           --       1,735,467           1,780,106            --       1,780,106
Federal Home
Loan Mtge Corp
#C64703          03/01/32       6.50       991,391           --         991,391           1,014,556            --       1,014,556
Federal Home
Loan Mtge Corp
#C67723          06/01/32       7.00       797,346           --         797,346             826,555            --         826,555
Federal Home
Loan Mtge Corp
#C77372          03/01/33       6.00            --      259,972         259,972                  --       261,569         261,569
Federal Home
Loan Mtge Corp
#C78031          04/01/33       5.50     8,896,394           --       8,896,394           8,721,585            --       8,721,585
Federal Home
Loan Mtge Corp
#C79930          06/01/33       5.50     7,723,071           --       7,723,071           7,565,174            --       7,565,174
Federal Home
Loan Mtge Corp
#C90613          01/01/23       5.00            --      146,245         146,245                  --       141,703         141,703
Federal Home
Loan Mtge Corp
#C90683          06/01/23       5.00            --      150,357         150,357                  --       145,687         145,687
Federal Home
Loan Mtge Corp
#C90767          12/01/23       6.00     7,307,024      127,372       7,434,396           7,375,724       128,570       7,504,294
Federal Home
Loan Mtge Corp
#D96300          10/01/23       5.50     5,004,713           --       5,004,713           4,945,549            --       4,945,549
Federal Home
Loan Mtge Corp
#E01127          02/01/17       6.50     1,138,468           --       1,138,468           1,163,268            --       1,163,268
Federal Home
Loan Mtge Corp
#E01419          05/01/18       5.50     4,247,554           --       4,247,554           4,235,794            --       4,235,794

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Federal Home
Loan Mtge Corp
#E74288          12/01/13       6.00% $         --  $   177,703  $      177,703      $           --  $    180,093  $      180,093
Federal Home
Loan Mtge Corp
#E79810          11/01/14       7.50       952,062           --         952,062             990,711            --         990,711
Federal Home
Loan Mtge Corp
#E90216          05/01/17       6.00     1,320,121           --       1,320,121           1,336,218            --       1,336,218
Federal Home
Loan Mtge Corp
#E98725          08/01/18       5.00     9,615,590      186,083       9,801,673           9,429,100       182,474       9,611,574
Federal Home
Loan Mtge Corp
#E99684          10/01/18       5.00     9,634,698           --       9,634,698           9,446,483            --       9,446,483
Federal Home
Loan Mtge Corp
#G00286          02/01/25       8.00       153,612           --         153,612             162,698            --         162,698
Federal Home
Loan Mtge Corp
#G01108          04/01/30       7.00     2,957,443           --       2,957,443           3,059,353            --       3,059,353
Federal Home
Loan Mtge Corp
#G01410          04/01/32       7.00            --      294,413         294,413                  --       303,601         303,601
Federal Home
Loan Mtge Corp
#G01441          07/01/32       7.00     2,685,445           --       2,685,445           2,769,253            --       2,769,253
Federal Home
Loan Mtge Corp
#G01535          04/01/33       6.00    10,192,550           --      10,192,550          10,259,085            --      10,259,085
Federal Home
Loan Mtge Corp
#G02757          06/01/36       5.00    26,392,109    2,140,160      28,532,269          25,135,440     2,038,256      27,173,696
Federal Home
Loan Mtge Corp
#G11302          07/01/17       7.00     3,189,876           --       3,189,876           3,296,532            --       3,296,532
Federal Home
Loan Mtge Corp
#G30225          02/01/23       6.00    10,088,513           --      10,088,513          10,195,293            --      10,195,293
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Interest Only
Series 237 Cl
IO               05/15/36       8.64     4,230,664      315,049       4,545,713(g)        1,131,703        84,276       1,215,979
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Interest Only
Series 2590 Cl
BI               02/15/14      10.67     1,504,506           --       1,504,506(g)           39,767            --          39,767
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Interest Only
Series 2718 Cl
IA               10/15/22      20.00     3,332,378       84,600       3,416,978(g)           73,048         1,855          74,903
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Interest Only
Series 2795 Cl
IY               07/15/17      12.98            --      410,473         410,473(g)               --        39,846          39,846
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Interest Only
Series 2817 Cl
SA               06/15/32       9.13     6,831,038      595,656       7,426,694(g)          381,443        33,261         414,704
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Series 1241 Cl
K
                 03/15/22       7.00       570,583           --         570,583             568,998            --         568,998
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Series 2576 Cl
KJ               02/15/33       5.50    10,213,966      167,993      10,381,959          10,268,501       168,890      10,437,391
Federal Home
Loan Mtge Corp
Collateralized
Mtge Obligation
Series 2641 Cl
KC               01/15/18       6.50     3,584,188      168,385       3,752,573           3,690,279       173,369       3,863,648
Federal Natl
Mtge Assn        09/01/22       5.50            --    3,000,000       3,000,000(j)               --     2,982,186       2,982,186
                 09/01/22       6.00            --    2,275,000       2,275,000(j)               --     2,299,172       2,299,172
                 09/01/37       5.50    34,500,000    1,000,000      35,500,000(j)       33,691,388       976,562      34,667,950
                 09/01/37       6.00    41,500,000    5,300,000      46,800,000(j)       41,448,124     5,293,375      46,741,499
                 09/01/37       7.00    56,000,000    7,500,000      63,500,000(j)       57,557,471     7,708,589      65,266,060
                 10/01/37       6.00    48,000,000    3,000,000      51,000,000(j)       47,925,023     2,995,314      50,920,337
Federal Natl
Mtge Assn
#125479          04/01/27       7.50       236,065           --         236,065             247,416            --         247,416
Federal Natl
Mtge Assn
#190899          04/01/23       8.50       371,661           --         371,661             392,144            --         392,144
Federal Natl
Mtge Assn
#190944          05/01/24       6.00     5,759,455           --       5,759,455           5,786,298            --       5,786,298
Federal Natl
Mtge Assn
#190988          06/01/24       9.00       332,477           --         332,477             354,447            --         354,447
Federal Natl
Mtge Assn
#231309          09/01/23       6.50       151,085           --         151,085             154,501            --         154,501
Federal Natl
Mtge Assn
#231310          09/01/23       6.50       379,461           --         379,461             388,039            --         388,039
Federal Natl
Mtge Assn
#250330          09/01/25       8.00       246,521           --         246,521             260,661            --         260,661
Federal Natl
Mtge Assn
#250495          03/01/26       7.00       596,810           --         596,810             619,041            --         619,041
Federal Natl
Mtge Assn
#250765          12/01/26       8.00       230,929           --         230,929             244,296            --         244,296
Federal Natl
Mtge Assn
#251116          08/01/27       8.00       251,494           --         251,494             266,167            --         266,167
Federal Natl
Mtge Assn
#252440          05/01/29       7.00            --      213,992         213,992                  --       222,095         222,095

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Federal Natl
Mtge Assn
#252498          06/01/29       7.00% $      5,772  $        --  $        5,772      $        5,990  $         --  $        5,990
Federal Natl
Mtge Assn
#253883          08/01/16       6.00     2,772,025           --       2,772,025           2,807,905            --       2,807,905
Federal Natl
Mtge Assn
#254236          03/01/17       6.50     1,649,152           --       1,649,152           1,683,180            --       1,683,180
Federal Natl
Mtge Assn
#254383          06/01/32       7.50       354,545           --         354,545             369,739            --         369,739
Federal Natl
Mtge Assn
#254587          12/01/22       5.50            --      581,428         581,428                  --       574,764         574,764
Federal Natl
Mtge Assn
#254802          07/01/18       4.50     2,884,873           --       2,884,873           2,737,441            --       2,737,441
Federal Natl
Mtge Assn
#254916          09/01/23       5.50     9,754,235      441,817      10,196,052           9,638,128       436,558      10,074,686
Federal Natl
Mtge Assn
#255788          06/01/15       5.50     2,870,981      624,126       3,495,107           2,900,432       630,529       3,530,961
Federal Natl
Mtge Assn
#256135          02/01/36       5.50            --    3,834,499       3,834,499                  --     3,722,787       3,722,787
Federal Natl
Mtge Assn
#268071          01/01/24       6.50       103,967           --         103,967             106,317            --         106,317
Federal Natl
Mtge Assn
#303226          02/01/25       8.00       114,443           --         114,443             120,939            --         120,939
Federal Natl
Mtge Assn
#313049          08/01/11       8.50       696,950           --         696,950             727,849            --         727,849
Federal Natl
Mtge Assn
#323715          05/01/29       6.00            --      447,880         447,880                  --       450,883         450,883
Federal Natl
Mtge Assn
#323933          09/01/29       7.00     3,824,956           --       3,824,956           3,969,786            --       3,969,786
Federal Natl
Mtge Assn
#386558          10/01/10       4.85            --      474,464         474,464                  --       469,517         469,517
Federal Natl
Mtge Assn
#408207          01/01/28       6.50       145,213           --         145,213             149,108            --         149,108
Federal Natl
Mtge Assn
#455791          01/01/29       6.50       532,019           --         532,019             544,838            --         544,838
Federal Natl
Mtge Assn
#489888          05/01/29       6.50     2,018,616           --       2,018,616           2,065,600            --       2,065,600
Federal Natl
Mtge Assn
#493945          04/01/29       6.50            --       92,834          92,834                  --        94,956          94,956
Federal Natl
Mtge Assn
#496029          01/01/29       6.50     2,369,919           --       2,369,919           2,431,209            --       2,431,209
Federal Natl
Mtge Assn
#50700           03/01/08       7.00       198,293           --         198,293             199,693            --         199,693
Federal Natl
Mtge Assn
#518159          09/01/14       7.00            --      376,863         376,863                  --       389,013         389,013
Federal Natl
Mtge Assn
#545008          06/01/31       7.00     2,408,108           --       2,408,108           2,504,103            --       2,504,103
Federal Natl
Mtge Assn
#545216          03/01/09       5.89            --      103,100         103,100                  --       103,213         103,213
Federal Natl
Mtge Assn
#545342          04/01/13       7.00     1,073,319           --       1,073,319           1,080,895            --       1,080,895
Federal Natl
Mtge Assn
#545684          05/01/32       7.50       303,366           --         303,366             317,198            --         317,198
Federal Natl
Mtge Assn
#545868          08/01/32       7.00            --       99,707          99,707                  --       103,669         103,669
Federal Natl
Mtge Assn
#545869          07/01/32       6.50     2,136,329           --       2,136,329           2,186,657            --       2,186,657
Federal Natl
Mtge Assn
#545885          08/01/32       6.50     3,774,242           --       3,774,242           3,916,909            --       3,916,909
Federal Natl
Mtge Assn
#545910          08/01/17       6.00     4,768,777           --       4,768,777           4,836,062            --       4,836,062
Federal Natl
Mtge Assn
#555340          04/01/33       5.50            --      280,883         280,883                  --       275,378         275,378
Federal Natl
Mtge Assn
#555343          08/01/17       6.00     4,632,714           --       4,632,714           4,690,762            --       4,690,762
Federal Natl
Mtge Assn
#555375          04/01/33       6.00    22,600,396           --      22,600,396          22,734,627            --      22,734,627
Federal Natl
Mtge Assn
#555458          05/01/33       5.50    20,422,396           --      20,422,396          20,014,152            --      20,014,152
Federal Natl
Mtge Assn
#555528          04/01/33       6.00    14,854,511    1,559,724      16,414,235          14,913,146     1,565,880      16,479,026
Federal Natl
Mtge Assn
#555734          07/01/23       5.00     7,982,726       94,369       8,077,095           7,720,003        91,263       7,811,266
Federal Natl
Mtge Assn
#555740          08/01/18       4.50     9,704,041      164,790       9,868,831           9,357,955       158,913       9,516,868
Federal Natl
Mtge Assn
#555794          09/01/28       7.50       776,184       85,985         862,169             813,807        90,152         903,959
Federal Natl
Mtge Assn
#567840          10/01/30       7.00     1,235,140           --       1,235,140           1,281,908            --       1,281,908
Federal Natl
Mtge Assn
#582154          05/01/31       6.50            --      123,681         123,681                  --       126,480         126,480
Federal Natl
Mtge Assn
#587859          12/01/16       5.50     4,352,732           --       4,352,732           4,344,096            --       4,344,096
Federal Natl
Mtge Assn
#597374          09/01/31       7.00       671,534      109,638         781,172             698,920       114,109         813,029
Federal Natl
Mtge Assn
#606882          10/01/31       7.00       931,403           --         931,403             966,140            --         966,140
Federal Natl
Mtge Assn
#611831          02/01/31       7.50            --       43,797          43,797                  --        45,888          45,888
Federal Natl
Mtge Assn
#615135          11/01/16       6.00            --      278,837         278,837                  --       282,446         282,446
Federal Natl
Mtge Assn
#634650          04/01/32       7.50       161,171           --         161,171             168,077            --         168,077
Federal Natl
Mtge Assn
#638969          03/01/32       5.50     1,461,588           --       1,461,588           1,436,014            --       1,436,014
Federal Natl
Mtge Assn
#643362          04/01/17       6.50       695,230           --         695,230             709,575            --         709,575
Federal Natl
Mtge Assn
#646147          06/01/32       7.00     2,326,228      689,007       3,015,235           2,419,678       716,686       3,136,364
Federal Natl
Mtge Assn
#646446          06/01/17       6.50     1,061,298           --       1,061,298           1,083,197            --       1,083,197
Federal Natl
Mtge Assn
#649068          06/01/17       6.50     1,808,865           --       1,808,865           1,851,210            --       1,851,210
Federal Natl
Mtge Assn
#649263          08/01/17       6.50     1,840,466           --       1,840,466           1,880,523            --       1,880,523
Federal Natl
Mtge Assn
#650009          09/01/31       7.50            --       98,137          98,137                  --       102,824         102,824
Federal Natl
Mtge Assn
#654208          10/01/32       6.50     1,911,644      238,956       2,150,600           1,952,926       244,116       2,197,042

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Federal Natl
Mtge Assn
#654682          10/01/32       6.00% $  1,274,448  $        --  $    1,274,448      $    1,279,679  $         --  $    1,279,679
Federal Natl
Mtge Assn
#654689          11/01/32       6.00     1,355,865           --       1,355,865           1,360,673            --       1,360,673
Federal Natl
Mtge Assn
#656908          09/01/32       6.50     1,783,790           --       1,783,790           1,829,712            --       1,829,712
Federal Natl
Mtge Assn
#661815          10/01/32       6.00            --      148,633         148,633                  --       149,533         149,533
Federal Natl
Mtge Assn
#662061          09/01/32       6.50     1,609,997      993,401       2,603,398           1,644,765     1,014,854       2,659,619
Federal Natl
Mtge Assn
#667604          10/01/32       5.50            --      277,761         277,761                  --       272,171         272,171
Federal Natl
Mtge Assn
#667787          02/01/18       5.50     1,694,185           --       1,694,185           1,688,069            --       1,688,069
Federal Natl
Mtge Assn
#670382          09/01/32       6.00    10,674,149           --      10,674,149          10,716,283            --      10,716,283
Federal Natl
Mtge Assn
#670387          08/01/32       7.00     1,368,542           --       1,368,542           1,420,550            --       1,420,550
Federal Natl
Mtge Assn
#677089          01/01/33       5.50            --      637,024         637,024                  --       624,205         624,205
Federal Natl
Mtge Assn
#678028          09/01/17       6.00     5,336,031      144,217       5,480,248           5,402,891       146,024       5,548,915
Federal Natl
Mtge Assn
#678065          02/01/33       6.50       377,284           --         377,284             386,835            --         386,835
Federal Natl
Mtge Assn
#678937          01/01/18       5.50     2,673,148           --       2,673,148           2,667,448            --       2,667,448
Federal Natl
Mtge Assn
#678941          02/01/18       5.50     3,304,914           --       3,304,914           3,297,821            --       3,297,821
Federal Natl
Mtge Assn
#679095          04/01/18       5.00     5,180,011           --       5,180,011           5,074,530            --       5,074,530
Federal Natl
Mtge Assn
#680961          01/01/33       6.00       552,356           --         552,356             555,642            --         555,642
Federal Natl
Mtge Assn
#681080          02/01/18       5.00            --    1,057,178       1,057,178                  --     1,035,650       1,035,650
Federal Natl
Mtge Assn
#681166          04/01/32       6.50            --      418,542         418,542                  --       428,012         428,012
Federal Natl
Mtge Assn
#681400          03/01/18       5.50     4,852,612           --       4,852,612           4,840,650            --       4,840,650
Federal Natl
Mtge Assn
#682825          01/01/33       6.00     1,796,545           --       1,796,545           1,776,530            --       1,776,530
Federal Natl
Mtge Assn
#683100          02/01/18       5.50            --      187,856         187,856                  --       187,372         187,372
Federal Natl
Mtge Assn
#683116          02/01/33       6.00            --      266,400         266,400                  --       267,452         267,452
Federal Natl
Mtge Assn
#683274          02/01/18       5.50     2,210,392           --       2,210,392           2,204,700            --       2,204,700
Federal Natl
Mtge Assn
#684586          03/01/33       6.00     3,160,173           --       3,160,173           3,175,854            --       3,175,854
Federal Natl
Mtge Assn
#686172          02/01/33       6.00     2,763,574           --       2,763,574           2,774,482            --       2,774,482
Federal Natl
Mtge Assn
#686528          02/01/33       6.00     3,509,276           --       3,509,276           3,531,370            --       3,531,370
Federal Natl
Mtge Assn
#687051          01/01/33       6.00    10,563,262           --      10,563,262          10,543,456            --      10,543,456
Federal Natl
Mtge Assn
#689026          05/01/33       5.50            --    1,149,267       1,149,267                  --     1,126,539       1,126,539
Federal Natl
Mtge Assn
#689093          07/01/28       5.50     3,299,941      123,529       3,423,470           3,242,200       121,367       3,363,567
Federal Natl
Mtge Assn
#694628          04/01/33       5.50     6,514,264           --       6,514,264           6,388,136            --       6,388,136
Federal Natl
Mtge Assn
#694795          04/01/33       5.50     7,911,592           --       7,911,592           7,757,919            --       7,757,919
Federal Natl
Mtge Assn
#694988          03/01/33       5.50    11,017,160           --      11,017,160          10,799,582            --      10,799,582
Federal Natl
Mtge Assn
#695202          03/01/33       6.50     4,144,718           --       4,144,718           4,228,328            --       4,228,328
Federal Natl
Mtge Assn
#695909          05/01/18       5.50     2,185,816           --       2,185,816           2,179,956            --       2,179,956
Federal Natl
Mtge Assn
#699424          04/01/33       5.50     4,447,211           --       4,447,211           4,360,288            --       4,360,288
Federal Natl
Mtge Assn
#702427          04/01/33       5.50     4,235,697           --       4,235,697           4,153,614            --       4,153,614
Federal Natl
Mtge Assn
#704005          05/01/33       5.50            --    1,101,715       1,101,715                  --     1,079,102       1,079,102
Federal Natl
Mtge Assn
#704049          05/01/18       5.50     2,633,722           --       2,633,722           2,626,737            --       2,626,737
Federal Natl
Mtge Assn
#705655          05/01/33       5.00            --      489,558         489,558                  --       466,996         466,996
Federal Natl
Mtge Assn
#709093          06/01/33       6.00            --      170,117         170,117                  --       170,573         170,573
Federal Natl
Mtge Assn
#709901          06/01/18       5.00            --      523,187         523,187                  --       513,468         513,468
Federal Natl
Mtge Assn
#710823          05/01/33       5.50       642,725           --         642,725             630,299            --         630,299
Federal Natl
Mtge Assn
#711503          06/01/33       5.50            --      133,405         133,405                  --       131,182         131,182
Federal Natl
Mtge Assn
#712057          07/01/18       4.50            --       80,342          80,342                  --        77,308          77,308
Federal Natl
Mtge Assn
#720070          07/01/23       5.50     2,571,009           --       2,571,009           2,540,406            --       2,540,406
Federal Natl
Mtge Assn
#720378          06/01/18       4.50     5,987,721      167,880       6,155,601           5,761,605       161,540       5,923,145
Federal Natl
Mtge Assn
#723687          08/01/28       5.50     4,027,298           --       4,027,298           3,956,829            --       3,956,829
Federal Natl
Mtge Assn
#725217          02/01/14       4.72            --    1,171,178       1,171,178                  --     1,135,482       1,135,482
Federal Natl
Mtge Assn
#725232          03/01/34       5.00    17,912,257    1,131,301      19,043,558          17,086,761     1,079,164      18,165,925
Federal Natl
Mtge Assn
#725424          04/01/34       5.50    18,710,807    1,831,096      20,541,903          18,326,764     1,793,512      20,120,276
Federal Natl
Mtge Assn
#725425          04/01/34       5.50    24,235,824    3,107,284      27,343,108          23,742,274     3,044,006      26,786,280
Federal Natl
Mtge Assn
#725431          08/01/15       5.50            --      149,302         149,302                  --       149,286         149,286
Federal Natl
Mtge Assn
#725684          05/01/18       6.00     9,712,655      328,687      10,041,342           9,842,789       333,091      10,175,880
Federal Natl
Mtge Assn
#725719          07/01/33       4.85     6,851,569      252,426       7,103,995(k)        6,670,893       245,770       6,916,663

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Federal Natl
Mtge Assn
#725773          09/01/34       5.50% $         --  $ 1,755,846  $    1,755,846      $           --  $  1,718,091  $    1,718,091
Federal Natl
Mtge Assn
#725813          12/01/33       6.50    10,195,718           --      10,195,718          10,401,393            --      10,401,393
Federal Natl
Mtge Assn
#726940          08/01/23       5.50            --       77,883          77,883                  --        76,954          76,954
Federal Natl
Mtge Assn
#730153          08/01/33       5.50     1,157,023           --       1,157,023           1,133,274            --       1,133,274
Federal Natl
Mtge Assn
#735029          09/01/13       5.28            --      478,518         478,518                  --       474,505         474,505
Federal Natl
Mtge Assn
#735212          12/01/34       5.00    19,847,099    1,823,788      21,670,887          18,913,399     1,737,988      20,651,387
Federal Natl
Mtge Assn
#735224          02/01/35       5.50    34,296,906    4,209,166      38,506,072          33,592,952     4,122,772      37,715,724
Federal Natl
Mtge Assn
#735841          11/01/19       4.50            --    1,842,158       1,842,158                  --     1,770,381       1,770,381
Federal Natl
Mtge Assn
#738921          11/01/32       6.50       788,277           --         788,277             807,330            --         807,330
Federal Natl
Mtge Assn
#743262          10/01/18       5.00     3,429,389           --       3,429,389           3,362,716            --       3,362,716
Federal Natl
Mtge Assn
#743347          10/01/33       6.00            --       99,512          99,512                  --        99,946          99,946
Federal Natl
Mtge Assn
#743579          11/01/33       5.50            --      301,651         301,651                  --       295,459         295,459
Federal Natl
Mtge Assn
#745355          03/01/36       5.00    14,145,539    4,862,529      19,008,068          13,467,154     4,629,334      18,096,488
Federal Natl
Mtge Assn
#745392          12/01/20       4.50            --    1,006,893       1,006,893                  --       967,661         967,661
Federal Natl
Mtge Assn
#745563          08/01/34       5.50            --    1,503,713       1,503,713                  --     1,472,849       1,472,849
Federal Natl
Mtge Assn
#747642          11/01/28       5.50     2,607,614           --       2,607,614           2,561,987            --       2,561,987
Federal Natl
Mtge Assn
#753074          12/01/28       5.50     7,004,277      199,182       7,203,459           6,881,718       195,696       7,077,414
Federal Natl
Mtge Assn
#753091          12/01/33       5.50     4,402,938           --       4,402,938           4,312,566            --       4,312,566
Federal Natl
Mtge Assn
#753919          12/01/33       4.95     5,758,451           --       5,758,451(k)        5,645,203            --       5,645,203
Federal Natl
Mtge Assn
#757581          01/01/19       5.50            --      961,786         961,786                  --       958,313         958,313
Federal Natl
Mtge Assn
#759342          01/01/34       6.50     1,629,744           --       1,629,744           1,663,809            --       1,663,809
Federal Natl
Mtge Assn
#765183          01/01/19       5.50       595,602           --         595,602             593,721            --         593,721
Federal Natl
Mtge Assn
#765759          12/01/18       5.00     3,517,988           --       3,517,988           3,446,351            --       3,446,351
Federal Natl
Mtge Assn
#765760          02/01/19       5.00            --      243,988         243,988                  --       239,020         239,020
Federal Natl
Mtge Assn
#766641          03/01/34       5.00     6,667,469           --       6,667,469           6,353,800            --       6,353,800
Federal Natl
Mtge Assn
#776962          04/01/29       5.00    16,977,928           --      16,977,928          16,227,156            --      16,227,156
Federal Natl
Mtge Assn
#779676          06/01/34       5.00            --    2,348,388       2,348,388                  --     2,237,908       2,237,908
Federal Natl
Mtge Assn
#804442          12/01/34       6.50     1,255,828           --       1,255,828           1,279,151            --       1,279,151
Federal Natl
Mtge Assn
#815264          05/01/35       5.23            --      702,609         702,609(k)               --       697,439         697,439
Federal Natl
Mtge Assn
#829227          08/01/35       6.00            --    1,402,274       1,402,274                  --     1,402,227       1,402,227
Federal Natl
Mtge Assn
#831870          11/01/36       6.50            --    1,973,235       1,973,235                  --     2,003,188       2,003,188
Federal Natl
Mtge Assn
#837258          09/01/35       4.93     2,710,141           --       2,710,141(k)        2,698,108            --       2,698,108
Federal Natl
Mtge Assn
#848482          12/01/35       6.00            --    2,993,559       2,993,559                  --     2,993,458       2,993,458
Federal Natl
Mtge Assn
#878661          02/01/36       5.50            --    1,835,806       1,835,806                  --     1,784,404       1,784,404
Federal Natl
Mtge Assn
#881629          02/01/36       5.50            --    1,191,642       1,191,642                  --     1,158,276       1,158,276
Federal Natl
Mtge Assn
#882063          06/01/36       6.50     3,842,858           --       3,842,858           3,913,141            --       3,913,141
Federal Natl
Mtge Assn
#883201          07/01/36       6.50            --      840,842         840,842                  --       854,911         854,911
Federal Natl
Mtge Assn
#886291          07/01/36       7.00     6,945,957      858,820       7,804,777           7,160,276       885,319       8,045,595
Federal Natl
Mtge Assn
#886464          08/01/36       6.50            --    2,004,835       2,004,835                  --     2,035,267       2,035,267
Federal Natl
Mtge Assn
#915770          03/01/37       6.50            --    3,187,335       3,187,335                  --     3,235,477       3,235,477
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Interest Only
Series 2003-24
Cl PI            12/25/12      20.00       482,725           --         482,725(g)            2,965            --           2,965
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Interest Only
Series 2003-63
Cl IP            07/25/33      12.86    14,982,101    1,304,431      16,286,532(g)        3,477,449       302,767       3,780,216
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Interest Only
Series 2003-71
Cl IM            12/25/31      10.85     2,878,962      231,301       3,110,263(g)          522,216        41,956         564,172
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Interest Only
Series 2004-84
Cl GI            12/25/22       9.48       773,245      133,831         907,076(g)          111,624        19,320         130,944

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Interest Only
Series 2005-92
Cl SC            10/25/35      15.94% $ 25,263,829  $ 2,187,911  $   27,451,740(g)   $      964,573  $     83,534  $    1,048,107
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Interest Only
Series 367 Cl 2  01/01/36       8.59    14,407,307    1,415,003      15,822,310(g)        3,853,955       378,513       4,232,468
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Principal Only
Series 43 Cl I   09/01/18       5.77        19,379           --          19,379(h)           15,804            --          15,804
Federal Natl
Mtge Assn
Collateralized
Mtge Obligation
Series 2003-133
Cl GB            12/25/26       8.00     3,411,789      142,117       3,553,906           3,619,474       150,768       3,770,242
Govt Natl Mtge
Assn #345538     02/15/24       8.00       135,245           --         135,245             143,452            --         143,452
Govt Natl Mtge
Assn #398831     08/15/26       8.00       129,921           --         129,921             137,949            --         137,949
Govt Natl Mtge
Assn #423782     05/15/26       7.50       437,532           --         437,532             459,056            --         459,056
Govt Natl Mtge
Assn #425004     10/15/33       5.50     3,678,115           --       3,678,115           3,620,417            --       3,620,417
Govt Natl Mtge
Assn #426170     06/15/26       8.00       107,855           --         107,855             114,520            --         114,520
Govt Natl Mtge
Assn #567717     06/15/32       7.50            --       15,565          15,565                  --        16,293          16,293
Govt Natl Mtge
Assn #595256     12/15/32       6.00     6,182,445           --       6,182,445           6,227,680            --       6,227,680
Govt Natl Mtge
Assn #604580     08/15/33       5.00     3,742,717           --       3,742,717           3,612,110            --       3,612,110
Govt Natl Mtge
Assn #604708     10/15/33       5.50     9,923,822      104,461      10,028,283           9,768,150       102,823       9,870,973
Govt Natl Mtge
Assn #606844     09/15/33       5.00     9,063,479           --       9,063,479           8,747,197            --       8,747,197
Govt Natl Mtge
Assn
Collateralized
Mtge Obligation
Interest Only
Series 2002-70
Cl IC            08/20/32      11.73     7,891,946           --       7,891,946(g)        1,556,411            --       1,556,411
Govt Natl Mtge
Assn
Collateralized
Mtge Obligation
Interest Only
Series 2002-80
Cl CI            01/20/32      12.47     1,364,184           --       1,364,184(g)          142,851            --         142,851
Harborview Mtge
Loan Trust
Collateralized
Mtge Obligation
Series 2005-16
Cl 3A1B          01/19/36       5.88            --      331,765         331,765(k)               --       331,838         331,838
Harborview Mtge
Loan Trust
Collateralized
Mtge Obligation
Series 2006-8
Cl 2A1B          08/21/36       5.76            --    1,080,043       1,080,043(k)               --       986,257         986,257
Harborview Nim
Collateralized
Mtge Obligation
Series 2006-10
Cl N1            11/19/36       6.41       530,358       70,714         601,072(d)          527,707        70,361         598,068
IndyMac Index
Mtge Loan Trust
Collateralized
Mtge Obligation
Interest Only
Series 2005-AR8
Cl AX1           04/25/35       4.50   102,422,089    4,990,656     107,412,745(g)          640,138        31,192         671,330
IndyMac Index
Mtge Loan Trust
Collateralized
Mtge Obligation
Series 2005-
AR25 Cl 1A21     12/25/35       5.85     6,148,290      367,941       6,516,231(k)        5,999,746       359,051       6,358,797
IndyMac Index
Mtge Loan Trust
Collateralized
Mtge Obligation
Series 2007-AR5
Cl 1A1           05/25/37       6.36    11,899,514    1,046,379      12,945,893(k)       12,049,091     1,059,532      13,108,623
IndyMac Index
Nim
Collateralized
Mtge Obligation
Series 2006-AR6
Cl NI            06/25/46       6.65       594,989       45,189         640,178(d)          591,270        44,907         636,177
Lehman XS Net
Interest Margin
Nts
Collateralized
Mtge Obligation
Series 2006-2N
Cl A1            02/27/46       7.00       571,927           --         571,927(d)          571,838            --         571,838
Lehman XS Net
Interest Margin
Nts
Collateralized
Mtge Obligation
Series 2006-
GPM6 Cl A1       10/28/46       6.25     1,185,241      124,762       1,310,003(d)        1,166,722       122,813       1,289,535
Lehman XS Net
Interest Margin
Nts
Series 2006-AR8
Cl A1
                 10/28/46       6.25       360,757           --         360,757(d)          359,711            --         359,711

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Lehman XS Trust
Collateralized
Mtge Obligation
Series 2007-5H
Cl 1A1           05/25/37       6.50% $ 19,549,641  $ 2,327,338  $   21,876,979      $   19,761,004  $  2,352,500  $   22,113,504
Master
Alternative
Loans Trust
Collateralized
Mtge Obligation
Series 2004-2
Cl 4A1           02/25/19       5.00     5,827,888      397,792       6,225,680           5,653,069       385,859       6,038,928
Master
Alternative
Loans Trust
Collateralized
Mtge Obligation
Series 2004-4
Cl 2A1           05/25/34       6.00     3,341,527      139,230       3,480,757           3,303,567       137,649       3,441,216
Master
Alternative
Loans Trust
Collateralized
Mtge Obligation
Series 2004-7
Cl 8A1           08/25/19       5.00     4,678,416      162,619       4,841,035           4,601,784       159,955       4,761,739
Master
Alternative
Loans Trust
Collateralized
Mtge Obligation
Series 2004-8
Cl 7A1           09/25/19       5.00     6,513,119      238,285       6,751,404           6,268,551       229,337       6,497,888
Master
Alternative
Loans Trust
Collateralized
Mtge Obligation
Series 2005-3
Cl 1A2           04/25/35       5.50            --      950,000         950,000                  --       873,250         873,250
Mastr Asset
Securitization
Trust
Collateralized
Mtge Obligation
Series 2004-10
Cl 1A1           10/25/19       4.50            --    1,177,455       1,177,455                  --     1,122,630       1,122,630
Merrill Lynch
Alternative Nt
Asset
Collateralized
Mtge Obligation
Series 2007-
OAR2 Cl A1       04/25/37       5.69            --    1,045,622       1,045,622(i)               --     1,033,716       1,033,716
Morgan Stanley
Mtge Loan Trust
Collateralized
Mtge Obligation
Series 2007-12
Cl 3A22          08/25/37       6.00    16,988,485    1,998,645      18,987,130          16,611,510     1,954,295      18,565,805
Rali NIM
Collateralized
Mtge Obligation
Series 2006-QO4
Cl N1            04/25/46       6.05       553,910           --         553,910(d)          548,371            --         548,371
Residential
Accredit Loans
Collateralized
Mtge Obligation
Series 2006-QS3
Cl 1A10          03/25/36       6.00     6,008,788      456,668       6,465,456           6,100,265       463,620       6,563,885
Residential
Funding Mtge
Securities I
Collateralized
Mtge Obligation
Series 2005-S6
Cl A8            08/25/35       5.25    19,499,904    2,166,656      21,666,560          18,524,852     2,058,317      20,583,169
Structured
Adjustable Rate
Mtge Loan Trust
Collateralized
Mtge Obligation
Series 2006-5
Cl 4A1           06/25/36       5.94            --      706,574         706,574(k)               --       691,973         691,973
Structured
Asset
Securities
Collateralized
Mtge Obligation
Series 2003-33H
Cl 1A1           10/25/33       5.50    13,088,921    1,056,523      14,145,444          12,600,309     1,017,083      13,617,392
Washington
Mutual
Alternative
Mtge Loan Trust
Pass-Through
Ctfs
Collateralized
Mtge Obligation
Interest Only
Series 2005-AR1
Cl X2            12/25/35       7.10    38,521,818           --      38,521,818(g)          264,838            --         264,838
Washington
Mutual Mtge
Pass-Through
Ctfs
Collateralized
Mtge Obligation
Series 2004-CB2
Cl 6A            07/25/19       4.50     4,495,809      117,885       4,613,694           4,260,049       111,703       4,371,752
Washington
Mutual Mtge
Pass-Through
Ctfs
Collateralized
Mtge Obligation
Series 2005-
AR14 Cl 2A1      12/25/35       5.29     5,256,421      401,092       5,657,513(k)        5,191,576       396,144       5,587,720
Washington
Mutual Mtge
Pass-Through
Ctfs
Collateralized
Mtge Obligation
Series 2005-AR8
Cl 2AB1          07/25/45       5.76            --       87,834          87,834(k)               --        87,670          87,670
Washington
Mutual Mtge
Pass-Through
Ctfs
Collateralized
Mtge Obligation
Series 2006-
AR10 Cl 1A1      09/25/36       5.95     5,026,762      383,722       5,410,484(k)        5,012,621       382,643       5,395,264
Washington
Mutual Mtge
Pass-Through
Ctfs
Collateralized
Mtge Obligation
Series 2006-AR3
Cl A1A           02/25/46       6.02     7,800,707           --       7,800,707(k)        7,561,849            --       7,561,849
Wells Fargo
Mtge Backed
Securities
Trust
Collateralized
Mtge Obligation
Series 2005-10
Cl A1            10/25/35       5.00    17,397,295    1,688,845      19,086,140          16,470,715     1,598,897      18,069,612

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MORTGAGE-BACKED (CONT.)
Wells Fargo
Mtge Backed
Securities
Trust
Collateralized
Mtge Obligation
Series 2005-14
Cl 2A1           12/25/35       5.50% $         --  $ 2,003,113  $    2,003,113      $           --  $  1,928,200  $    1,928,200
Wells Fargo
Mtge Backed
Securities
Trust
Collateralized
Mtge Obligation
Series 2005-5
Cl 2A1           05/25/35       5.50    11,715,569      663,882      12,379,451          11,369,596       644,277      12,013,873
Wells Fargo
Mtge Backed
Securities
Trust
Collateralized
Mtge Obligation
Series 2006-16
Cl 1A1           12/25/18       4.75    15,965,609    1,505,175      17,470,784          15,339,242     1,446,124      16,785,366
Wells Fargo
Mtge Backed
Securities
Trust
Collateralized
Mtge Obligation
Series 2006-
AR12 Cl 1A1      09/25/36       6.03     4,800,062      366,417       5,166,479(k)        4,782,671       365,089       5,147,760
Wells Fargo
Mtge Backed
Securities
Trust
Collateralized
Mtge Obligation
Series 2006-AR6
Cl 5A1           03/25/36       5.11    11,035,958      877,611      11,913,569(k)       10,798,084       858,694      11,656,778
                                                                                     --------------------------------------------
Total                                                                                 1,453,480,309   156,621,100   1,610,101,409
---------------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.2%)
Communications
& Power Inds     02/01/12       8.00       185,000           --         185,000             185,925            --         185,925
DRS
Technologies     11/01/13       6.88     1,535,000           --       1,535,000           1,504,300            --       1,504,300
                 02/01/18       7.63     1,925,000           --       1,925,000           1,886,499            --       1,886,499
L-3
Communications   01/15/15       5.88     1,565,000           --       1,565,000           1,482,838            --       1,482,838
L-3
Communications
Series B         10/15/15       6.38     1,675,000           --       1,675,000           1,620,563            --       1,620,563
TransDigm        07/15/14       7.75       195,000           --         195,000             195,975            --         195,975
                                                                                     --------------------------------------------
Total                                                                                     6,876,100            --       6,876,100
---------------------------------------------------------------------------------------------------------------------------------

BANKING (3.2%)
Bank of America
Sub Nts          03/15/17       5.30    20,295,000    2,160,000      22,455,000          19,552,162     2,080,940      21,633,102
Citigroup
Sub Nts          02/15/17       5.50    13,810,000    1,520,000      15,330,000          13,476,047     1,483,243      14,959,290
JPMorgan Chase
& Co
Sub Nts          10/01/15       5.15     2,760,000      300,000       3,060,000           2,631,889       286,075       2,917,964
                 06/27/17       6.13     7,535,000      880,000       8,415,000           7,648,884       893,300       8,542,184
Manufacturers &
Traders Trust
Sub Nts          12/01/16       5.63            --    1,720,000       1,720,000                  --     1,655,167       1,655,167
                 12/01/21       5.63    17,095,000           --      17,095,000          16,450,624            --      16,450,624
Popular North
America
Sr Nts           10/01/08       3.88    28,122,000    2,180,000      30,302,000          27,537,260     2,134,671      29,671,931
Regions Bank
Sub Nts          06/26/37       6.45     7,245,000      875,000       8,120,000           7,325,057       884,669       8,209,726
                                                                                     --------------------------------------------
Total                                                                                    94,621,923     9,418,065     104,039,988
---------------------------------------------------------------------------------------------------------------------------------

BROKERAGE (1.3%)
Discover
Financial
Services         06/12/17       6.45     3,985,000      440,000       4,425,000(d,o)      3,959,217       437,153       4,396,370
Lehman Brothers
Holdings
Sr Nts           07/19/12       6.00    22,700,000    2,500,000      25,200,000          22,673,032     2,497,030      25,170,062
Morgan Stanley
Sr Unsecured     08/31/12       5.75    10,675,000    1,135,000      11,810,000          10,666,759     1,134,124      11,800,883
                                                                                     --------------------------------------------
Total                                                                                    37,299,008     4,068,307      41,367,315
---------------------------------------------------------------------------------------------------------------------------------

CHEMICALS (0.2%)
NALCO
Sr Unsecured     11/15/11       7.75     4,605,000           --       4,605,000           4,685,588            --       4,685,588
NewMarket        12/15/16       7.13     1,815,000           --       1,815,000           1,724,250            --       1,724,250
                                                                                     --------------------------------------------
Total                                                                                     6,409,838            --       6,409,838
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden           05/01/17       7.50       635,000           --         635,000             593,725            --         593,725
Visant           10/01/12       7.63       285,000           --         285,000             285,713            --         285,713
                                                                                     --------------------------------------------
Total                                                                                       879,438            --         879,438
---------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.1%)
Balder Electric  02/15/17       8.63     2,985,000           --       2,985,000           3,082,013            --       3,082,013
---------------------------------------------------------------------------------------------------------------------------------

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED

ELECTRIC (2.4%)
Consumers
Energy
1st Mtge Series
F                05/15/10       4.00% $  1,040,000  $   105,000  $    1,145,000      $    1,004,968  $    101,463  $    1,106,431
Consumers
Energy
1st Mtge Series
H                02/17/09       4.80    13,520,000    1,165,000      14,685,000          13,413,463     1,155,820      14,569,283
Edison Mission
Energy
Sr Nts           05/15/17       7.00     2,855,000           --       2,855,000(d)        2,712,250            --       2,712,250
Entergy Gulf
States
1st Mtge         06/01/08       3.60     5,500,000      425,000       5,925,000           5,391,304       416,601       5,807,905
Exelon           06/15/10       4.45    13,085,000    1,585,000      14,670,000          12,732,228     1,542,268      14,274,496
Indiana
Michigan Power
Sr Nts           03/15/37       6.05     3,825,000      330,000       4,155,000           3,629,405       313,125       3,942,530
IPALCO
Enterprises
Secured          11/14/08       8.38       400,000           --         400,000             405,000            --         405,000
                 11/14/11       8.63     3,680,000           --       3,680,000           3,781,200            --       3,781,200
Metropolitan
Edison
Sr Nts           03/15/10       4.45     1,810,000      140,000       1,950,000(o)        1,777,485       137,485       1,914,970
Midwest
Generation LLC
Pass-Through
Ctfs Series B    01/02/16       8.56       163,621           --         163,621             174,052            --         174,052
Northern States
Power
Sr Nts           08/01/09       6.88     5,730,000      515,000       6,245,000           5,909,641       531,146       6,440,787
NRG Energy       02/01/14       7.25       695,000           --         695,000             688,050            --         688,050
                 01/15/17       7.38       800,000           --         800,000             786,000            --         786,000
Oncor Electric
Delivery
Sr Unsecured     01/15/15       6.38       830,000       75,000         905,000             846,095        76,454         922,549
Portland
General
Electric         03/15/10       7.88     2,935,000      230,000       3,165,000(o)        3,121,889       244,645       3,366,534
Potomac
Electric Power
Secured          06/01/35       5.40     3,040,000      240,000       3,280,000(o)        2,687,102       212,140       2,899,242
Public Service
Company of
Colorado
Sr Nts Series A  07/15/09       6.88     2,005,000      160,000       2,165,000           2,066,415       164,901       2,231,316
Sierra Pacific
Power
Series M         05/15/16       6.00     8,280,000           --       8,280,000           8,145,690            --       8,145,690
Sierra Pacific
Power
Series P         07/01/37       6.75       915,000           --         915,000             893,552            --         893,552
Xcel Energy
Sr Nts           07/01/08       3.40     3,315,000      145,000       3,460,000           3,257,385       142,480       3,399,865
                                                                                     --------------------------------------------
Total                                                                                    73,423,174     5,038,528      78,461,702
---------------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
United Artists
Theatre Circuit
Pass-Through
Ctfs             07/01/15       9.30     5,706,707           --       5,706,707(p)        5,934,975            --       5,934,975
---------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste
North America    06/01/17       6.88     1,320,000           --       1,320,000           1,280,400            --       1,280,400
---------------------------------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.7%)
Cadbury
Schweppes US
Finance LLC      10/01/08       3.88    31,950,000    3,500,000      35,450,000(d)       31,465,703     3,446,947      34,912,650
Cott Beverages
USA              12/15/11       8.00     1,740,000           --       1,740,000           1,722,600            --       1,722,600
Del Monte        02/15/15       6.75       220,000           --         220,000             209,000            --         209,000
HJ Heinz         12/01/08       6.43     5,920,000      640,000       6,560,000(d)        5,982,515       646,758       6,629,273
Molson Coors
Capital Finance  09/22/10       4.85    12,180,000    1,055,000      13,235,000(c)       11,937,849     1,034,026      12,971,875
                                                                                     --------------------------------------------
Total                                                                                    51,317,667     5,127,731      56,445,398
---------------------------------------------------------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal
Gaming
Authority
Sr Sub Nts       04/01/12       8.00       750,000           --         750,000             760,313            --         760,313
Wynn Las Vegas
LLC/Capital
1st Mtge         12/01/14       6.63       690,000           --         690,000             667,575            --         667,575
                                                                                     --------------------------------------------
Total                                                                                     1,427,888            --       1,427,888
---------------------------------------------------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
Sr Unsub         10/15/09       4.00     4,005,000      310,000       4,315,000           3,920,074       303,426       4,223,500
---------------------------------------------------------------------------------------------------------------------------------

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED

GAS PIPELINES (1.0%)
CenterPoint
Energy
Resources        02/15/11       7.75% $  3,685,000  $   285,000  $    3,970,000      $    3,910,920  $    302,473  $    4,213,393
Colorado
Interstate Gas
Sr Nts           11/15/15       6.80    10,510,000      970,000      11,480,000          10,845,720     1,000,984      11,846,704
Northern
Natural Gas
Sr Unsecured     02/15/37       5.80     1,535,000      165,000       1,700,000(d)        1,448,553       155,708       1,604,261
Northwest
Pipeline
Sr Unsecured     04/15/17       5.95     1,615,000           --       1,615,000           1,566,550            --       1,566,550
Southern
Natural Gas      04/01/17       5.90     5,925,000      805,000       6,730,000(d)        5,759,171       782,470       6,541,641
Southern Star
Central
Sr Nts           03/01/16       6.75     1,460,000           --       1,460,000           1,401,600            --       1,401,600
Transcontinen-
tal Gas Pipe
Line
Series B         08/15/11       7.00     1,915,000           --       1,915,000           1,996,388            --       1,996,388
Transcontinen-
tal Gas Pipe
Line
Sr Unsecured     04/15/16       6.40     2,221,000           --       2,221,000           2,237,658            --       2,237,658
Williams
Companies
Sr Nts           07/15/19       7.63     2,079,000           --       2,079,000           2,208,938            --       2,208,938
                                                                                     --------------------------------------------
Total                                                                                    31,375,498     2,241,635      33,617,133
---------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Coventry Health
Care
Sr Unsecured     08/15/14       6.30     3,040,000      330,000       3,370,000           3,035,540       329,516       3,365,056
Omnicare         12/15/13       6.75     2,370,000           --       2,370,000           2,204,100            --       2,204,100
                 12/15/15       6.88       355,000           --         355,000             331,038            --         331,038
                                                                                     --------------------------------------------
Total                                                                                     5,570,678       329,516       5,900,194
---------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.5%)
UnitedHealth
Group            06/15/37       6.50     5,700,000      630,000       6,330,000(d)        5,924,522       654,816       6,579,338
WellPoint
Sr Unsub         01/15/36       5.85     5,920,000      745,000       6,665,000           5,381,440       677,225       6,058,665
                 06/15/37       6.38     2,910,000      255,000       3,165,000           2,848,483       249,609       3,098,092
                                                                                     --------------------------------------------
Total                                                                                    14,154,445     1,581,650      15,736,095
---------------------------------------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.2%)
DR Horton
Sr Unsub         04/15/16       6.50     6,875,000      695,000       7,570,000           6,035,205       610,104       6,645,309
---------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Anadarko
Petroleum
Sr Unsecured     09/15/16       5.95     4,015,000      425,000       4,440,000           3,992,809       422,651       4,415,460
Canadian
Natural
Resources        03/15/38       6.25     6,845,000      730,000       7,575,000(c)        6,567,332       700,388       7,267,720
Chesapeake
Energy           01/15/16       6.63     4,892,000           --       4,892,000           4,733,010            --       4,733,010
                 01/15/18       6.25       925,000           --         925,000             866,031            --         866,031
Denbury
Resources        04/01/13       7.50       250,000           --         250,000             249,375            --         249,375
Denbury
Resources
Sr Sub Nts       12/15/15       7.50       180,000           --         180,000             179,100            --         179,100
EnCana
Sr Unsecured     08/15/37       6.63     3,035,000      330,000       3,365,000(c)        3,085,008       335,437       3,420,445
Forest Oil
Sr Nts           06/15/19       7.25       265,000           --         265,000(d)          255,063            --         255,063
Range Resources  03/15/15       6.38       425,000           --         425,000             408,000            --         408,000
                 05/15/16       7.50       180,000           --         180,000             181,800            --         181,800
XTO Energy
Sr Unsecured     08/01/37       6.75     3,245,000      350,000       3,595,000           3,325,995       358,736       3,684,731
                                                                                     --------------------------------------------
Total                                                                                    23,843,523     1,817,212      25,660,735
---------------------------------------------------------------------------------------------------------------------------------

MEDIA CABLE (1.1%)
Comcast          03/15/37       6.45    17,105,000    1,860,000      18,965,000          16,517,066     1,796,068      18,313,134
Comcast MO of
Delaware LLC     09/01/08       9.00     9,500,000    1,000,000      10,500,000           9,799,060     1,031,480      10,830,540
CSC Holdings
Sr Nts Series B  07/15/09       8.13     3,200,000           --       3,200,000           3,224,000            --       3,224,000
EchoStar DBS     10/01/13       7.00       225,000           --         225,000             222,188            --         222,188
                 10/01/14       6.63       363,000           --         363,000             351,203            --         351,203
                 02/01/16       7.13       940,000           --         940,000             918,850            --         918,850

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
MEDIA CABLE (CONT.)
Videotron Ltee   01/15/14       6.88% $  1,310,000  $        --  $    1,310,000(c)   $    1,247,775  $         --  $    1,247,775
                                                                                     --------------------------------------------
Total                                                                                    32,280,142     2,827,548      35,107,690
---------------------------------------------------------------------------------------------------------------------------------

MEDIA NON CABLE (1.4%)
British Sky
Broadcasting
Group            02/23/09       6.88     6,270,000      850,000       7,120,000(c)        6,430,155       871,712       7,301,867
Dex Media West
LLC/Finance
Sr Unsecured
Series B         08/15/10       8.50       560,000           --         560,000             567,000            --         567,000
Idearc           11/15/16       8.00     1,530,000           --       1,530,000           1,510,875            --       1,510,875
News America     12/15/35       6.40    13,160,000    1,390,000      14,550,000(o)       12,580,328     1,328,773      13,909,101
Rainbow Natl
Services LLC
Sr Nts           09/01/12       8.75     1,565,000           --       1,565,000(d)        1,602,169            --       1,602,169
RH Donnelley
Sr Disc Nts
Series A-1       01/15/13       6.88       680,000           --         680,000             640,900            --         640,900
RH Donnelley
Sr Disc Nts
Series A-2       01/15/13       6.88     1,800,000           --       1,800,000           1,696,500            --       1,696,500
RR Donnelley &
Sons
Sr Unsecured     01/15/17       6.13    15,800,000    1,730,000      17,530,000          15,704,252     1,719,516      17,423,768
Sinclair
Broadcast Group  03/15/12       8.00       338,000           --         338,000             341,380            --         341,380
                                                                                     --------------------------------------------
Total                                                                                    41,073,559     3,920,001      44,993,560
---------------------------------------------------------------------------------------------------------------------------------

METALS (0.2%)
Freeport-
McMoRan Copper
& Gold
Sr Unsecured     04/01/15       8.25     3,600,000           --       3,600,000           3,816,000            --       3,816,000
                 04/01/17       8.38       535,000           --         535,000             569,775            --         569,775
Peabody Energy   11/01/16       7.38     1,885,000           --       1,885,000           1,899,138            --       1,899,138
Peabody Energy
Series B         03/15/13       6.88       560,000           --         560,000             558,600            --         558,600
                                                                                     --------------------------------------------
Total                                                                                     6,843,513            --       6,843,513
---------------------------------------------------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
SLM              01/15/13       5.38     2,125,000      195,000       2,320,000(o)        1,881,853       172,688       2,054,541
                 10/01/13       5.00     2,460,000      200,000       2,660,000           2,148,564       174,680       2,323,244
                                                                                     --------------------------------------------
Total                                                                                     4,030,417       347,368       4,377,785
---------------------------------------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
OPTI Canada
Secured          12/15/14       7.88     2,585,000           --       2,585,000(c,d)      2,597,925            --       2,597,925
---------------------------------------------------------------------------------------------------------------------------------

PACKAGING (0.2%)
Ball             03/15/18       6.63       240,000           --         240,000             229,800            --         229,800
Crown Americas
LLC/Capital      11/15/13       7.63       680,000           --         680,000             683,400            --         683,400
                 11/15/15       7.75     1,685,000           --       1,685,000(o)        1,701,850            --       1,701,850
Owens-Brockway
Glass Container  05/15/13       8.25     3,345,000           --       3,345,000           3,428,625            --       3,428,625
                                                                                     --------------------------------------------
Total                                                                                     6,043,675            --       6,043,675
---------------------------------------------------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
Sr Nts           02/15/13       7.25       905,000           --         905,000(c)          864,275            --         864,275
NewPage          05/01/12      10.00     2,090,000           --       2,090,000           2,163,150            --       2,163,150
Smurfit-Stone
Container
Enterprises
Sr Unsecured     03/15/17       8.00     1,900,000           --       1,900,000           1,812,125            --       1,812,125
                                                                                     --------------------------------------------
Total                                                                                     4,839,550            --       4,839,550
---------------------------------------------------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.2%)
Travelers
Companies
Sr Unsecured     06/15/37       6.25     5,810,000      605,000       6,415,000           5,629,309       586,185       6,215,494
---------------------------------------------------------------------------------------------------------------------------------

RAILROADS (0.2%)
Burlington
Northern Santa
Fe               05/01/37       6.15     6,205,000      660,000       6,865,000           6,015,232       639,815       6,655,047
---------------------------------------------------------------------------------------------------------------------------------

REITS (0.4%)
Brandywine
Operating
Partnership LP   05/01/17       5.70     4,635,000      490,000       5,125,000           4,407,143       465,912       4,873,055
ERP Operating
LP               06/15/17       5.75     6,955,000      605,000       7,560,000           6,801,921       591,684       7,393,605
                                                                                     --------------------------------------------
Total                                                                                    11,209,064     1,057,596      12,266,660
---------------------------------------------------------------------------------------------------------------------------------

 BONDS (CONTINUED)

ISSUER                       COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED

RETAILERS (1.0%)
Home Depot
Sr Unsecured     12/16/36       5.88% $ 15,650,000  $ 1,705,000  $   17,355,000      $   13,485,621  $  1,469,200  $   14,954,821
Macys Retail
Holdings         07/15/09       4.80    16,219,000    1,735,000      17,954,000          15,992,501     1,710,771      17,703,272
Neiman Marcus
Group            10/15/15      10.38       600,000           --         600,000             645,000            --         645,000
                                                                                     --------------------------------------------
Total                                                                                    30,123,122     3,179,971      33,303,093
---------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Hertz            01/01/14       8.88     1,925,000           --       1,925,000           1,992,375            --       1,992,375
---------------------------------------------------------------------------------------------------------------------------------

WIRELESS (--%)
American Tower
Sr Nts           10/15/12       7.13       220,000           --         220,000             220,000            --         220,000
---------------------------------------------------------------------------------------------------------------------------------

WIRELINES
(1.7%)
AT&T             03/15/11       6.25    11,786,000    1,290,000      13,076,000(o)       12,088,653     1,323,126      13,411,779
AT&T
Sr Unsub         09/15/09       4.13     1,090,000      135,000       1,225,000           1,066,289       132,063       1,198,352
Citizens
Communications
Sr Unsecured     03/15/19       7.13       425,000           --         425,000             404,813            --         404,813
Telecom Italia
Capital          11/15/13       5.25    11,405,000    1,180,000      12,585,000(c)       10,988,056     1,136,862      12,124,918
                 11/15/33       6.38     7,175,000      785,000       7,960,000(c)        6,846,385       749,047       7,595,432
Telefonica
Europe           09/15/10       7.75    17,311,000    1,860,000      19,171,000(c)       18,452,885     1,982,691      20,435,576
TELUS            06/01/11       8.00    35,878,500    3,727,500      39,606,000(c)       38,917,624     4,043,242      42,960,866
Verizon New
York
Series A         04/01/12       6.88    22,863,000    1,900,000      24,763,000          24,089,463     2,001,924      26,091,387
Verizon
Pennsylvania
Series A         11/15/11       5.65     8,000,000    1,485,000       9,485,000           8,083,040     1,500,415       9,583,455
Windstream       08/01/16       8.63     4,915,000           --       4,915,000           5,136,175            --       5,136,175
                 03/15/19       7.00       420,000           --         420,000             395,850            --         395,850
                                                                                     --------------------------------------------
Total                                                                                   126,469,233    12,869,370     139,338,603
---------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost:
$3,428,413,827)                                                                      $3,095,106,712  $318,395,025  $3,413,501,737
---------------------------------------------------------------------------------------------------------------------------------


 MUNICIPAL BONDS (0.4%)

NAME OF ISSUER
AND TITLE OF
ISSUE                        COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
TOBACCO
Tobacco
Settlement
Financing
Corporation
Revenue Bonds
Series 2007A-1   06/01/46       6.71    13,850,000    1,480,000      15,330,000          12,539,236     1,339,933      13,879,169

---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL
BONDS
(Cost:
$15,316,040)                                                                         $   12,539,236  $  1,339,933  $   13,879,169
---------------------------------------------------------------------------------------------------------------------------------


 SENIOR LOANS (2.2%)(L)

BORROWER                     COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
CHEMICALS (0.1%)
Celanese
Tranche B Term
Loan             04/06/14  5.32-7.11     2,939,125           --       2,939,125(c)        2,838,695            --       2,838,695

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS (0.2%)
Jarden
Tranche B3 Term
Loan             01/24/12       2.50     5,940,000           --       5,940,000(j)        5,836,050            --       5,836,050
---------------------------------------------------------------------------------------------------------------------------------

 SENIOR LOANS (CONTINUED)

BORROWER                     COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED

FOOD AND BEVERAGE (0.2%)
Aramark
Letter of
Credit           01/26/14       7.36% $    226,462  $        --  $      226,462      $      217,888  $         --  $      217,888
Aramark
Tranche B Term
Loan             01/20/14       7.36     3,218,915           --       3,218,915           3,097,047            --       3,097,047
Pinnacle Foods
Finance
Term Loan        04/02/14       8.11     2,560,000           --       2,560,000           2,438,400            --       2,438,400
                                                                                     --------------------------------------------
Total                                                                                     5,753,335            --       5,753,335
---------------------------------------------------------------------------------------------------------------------------------

GAMING (0.1%)
Fontainebleau
Las Vegas
Delayed Draw
Term Loan        06/05/14       0.00       959,355           --         959,355(j,m)        889,802            --         889,802
Fontainebleau
Las Vegas
Term Loan        06/05/14       8.61     1,918,711           --       1,918,711           1,779,604            --       1,779,604
                                                                                     --------------------------------------------
Total                                                                                     2,669,406            --       2,669,406
---------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (0.7%)
Community
Health
Delayed Draw
Term Loan        06/28/14       0.00       447,641           --         447,641(j,m)        429,176            --         429,176
Community
Health
Term Loan        06/28/14       7.76     6,787,359           --       6,787,359           6,507,380            --       6,507,380
HCA
Tranche B Term
Loan             01/21/13       7.61    12,984,750           --      12,984,750          12,479,513            --      12,479,513
Vanguard Health
Holding II
Term Loan        09/23/11       7.61     2,970,000           --       2,970,000(j)        2,840,063            --       2,840,063
                                                                                     --------------------------------------------
Total                                                                                    22,256,132            --      22,256,132
---------------------------------------------------------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Asurion
Term Loan        07/03/14       8.36     4,090,000           --       4,090,000(j)        3,844,600            --       3,844,600
---------------------------------------------------------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Charter
Communications
Term Loan        03/06/14       7.36     6,130,000           --       6,130,000           5,792,850            --       5,792,850
Univision
Communications
Delayed Draw
Term Loan        09/23/14       0.00       351,242           --         351,242(j,m)        324,681            --         324,681
Univision
Communications
Tranche B Term
Loan             09/23/14       7.61     5,463,758           --       5,463,758           5,050,589            --       5,050,589
                                                                                     --------------------------------------------
Total                                                                                    11,168,120            --      11,168,120
---------------------------------------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Idearc
Tranche B Term
Loan             11/17/14       2.00     1,485,000           --       1,485,000(j)        1,434,881            --       1,434,881
VNU
Tranche B Term
Loan             08/09/13       7.36     5,442,569           --       5,442,569(c)        5,184,047            --       5,184,047
                                                                                     --------------------------------------------
Total                                                                                     6,618,928            --       6,618,928
---------------------------------------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Dresser
1st Lien Term
Loan             05/04/14  8.01-8.04     2,059,000           --       2,059,000           1,973,201            --       1,973,201
---------------------------------------------------------------------------------------------------------------------------------

PAPER (--%)
Domtar
Tranche B Term
Loan             03/07/14       6.93     1,539,000           --       1,539,000(c)        1,473,593            --       1,473,593
---------------------------------------------------------------------------------------------------------------------------------

RETAILERS (0.1%)
Michaels Stores
Term Loan        10/31/13  7.63-7.69     1,201,206           --       1,201,206           1,130,131            --       1,130,131
Neiman Marcus
Group
Tranche B Term
Loan             04/27/13  7.09-7.11     1,677,574           --       1,677,574           1,624,444            --       1,624,444
                                                                                     --------------------------------------------
Total                                                                                     2,754,575            --       2,754,575
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (0.1%)
West Corp
Tranche B Term
Loan             10/24/13  7.74-7.88     2,687,952           --       2,687,952           2,585,138            --       2,585,138
---------------------------------------------------------------------------------------------------------------------------------

 SENIOR LOANS (CONTINUED)

BORROWER                     COUPON     PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                              RATE       AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
WIRELINES (0.1%)
Level 3
Communications
Tranche B Term
Loan             03/13/14       7.61% $  3,340,000  $        --  $    3,340,000      $    3,178,578  $         --  $    3,178,578
---------------------------------------------------------------------------------------------------------------------------------
TOTAL SENIOR
LOANS
(Cost:
$76,112,324)                                                                         $   72,950,351  $         --  $   72,950,351
---------------------------------------------------------------------------------------------------------------------------------


 COMMON STOCKS (--%)

ISSUER                                  PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                                         AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
PAPER & FOREST
PRODUCTS
Crown Paper
Escrow                                $  6,950,000  $        --  $    6,950,000(b)   $            7  $         --  $            7

---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON
STOCKS
(Cost: $--)                                                                          $            7  $         --  $            7
---------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (2.4%)(R)

ISSUER                                  PRINCIPAL    PRINCIPAL      PRINCIPAL           VALUE(A)       VALUE(A)       VALUE(A)
                                         AMOUNT        AMOUNT        AMOUNT

                                       RIVERSOURCE  RIVERSOURCE                        RIVERSOURCE    RIVERSOURCE
                                       DIVERSIFIED      CORE        PRO FORMA          DIVERSIFIED       CORE         PRO FORMA
                                        BOND FUND    BOND FUND      COMBINED            BOND FUND      BOND FUND      COMBINED
RiverSource
Short-Term Cash
Fund                                  $ 45,885,729  $33,717,195  $   79,602,924(t)   $   45,885,729  $ 33,717,195  $   79,602,924

---------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY
MARKET FUND
(Cost:
$79,602,924)                                                                         $   45,885,729  $ 33,717,195  $   79,602,924
---------------------------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS IN
SECURITIES
(Cost:
$3,599,445,115-
)(u)                                                                                 $3,226,482,035  $353,452,153  $3,579,934,188
---------------------------------------------------------------------------------------------------------------------------------


 NOTES TO COMBINED INVESTMENTS IN SECURITIES




   (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

   (B) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

   (C) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2007, the value of foreign securities represented 4.2% of net assets.

   (D) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $157,766,931 or 4.8% or net assets.

   (E) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:
               AMBAC -- Ambac Assurance Corporation
               MBIA -- MBIA Insurance Corporation

   (F) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

   (G) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2007.

   (H) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2007.

   (I) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

   (J) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $306,996,929.

   (K) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

   (L) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

   (M) At Aug. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

BORROWER                                                                      UNFUNDED COMMITMENT
Community Health                                                                   $  447,641
Fontainebleau Las Vegas                                                               956,957
Univision Communications                                                              351,242
-------------------------------------------------------------------------------------------------
Total                                                                              $1,755,840
-------------------------------------------------------------------------------------------------



   (N) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2007:

SECURITY                           PRINCIPAL    PRINCIPAL                              PROCEEDS     PROCEEDS
                                     AMOUNT       AMOUNT                              RECEIVABLE   RECEIVABLE

                                  RIVERSOURCE  RIVERSOURCE                           RIVERSOURCE  RIVERSOURCE
                                  DIVERSIFIED      CORE      PRO FORMA   SETTLEMENT  DIVERSIFIED      CORE      PRO FORMA
                                   BOND FUND    BOND FUND     COMBINED      DATE      BOND FUND    BOND FUND    COMBINED
Federal Natl Mtge Assn 09-01-22
  5.50%                           $10,000,000      $--      $10,000,000    9-18-07    $9,884,375      $--      $9,884,375
SECURITY                             VALUE        VALUE


                                  RIVERSOURCE  RIVERSOURCE
                                  DIVERSIFIED   CORE BOND
                                   BOND FUND       FUND     PRO FORMA COMBINED
Federal Natl Mtge Assn 09-01-22
  5.50%                            $9,940,620      $--          $9,940,620


   (O) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                                NOTIONAL AMOUNT
PURCHASE CONTRACTS
U.S. Treasury Note, Dec. 2007, 2-year                                             $ 9,400,000
U.S. Treasury Note, Dec. 2007, 10-year                                              6,100,000
SALE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                                 32,200,000
U.S. Treasury Note, Dec. 2007, 2-year                                              22,400,000
U.S. Treasury Note, Dec. 2007, 5-year                                              86,100,000
U.S. Treasury Note, Dec. 2007, 10-year                                             47,100,000


   (P) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2007, is as follows:

                                                                               ACQUISITION
SECURITY                                                                          DATES                    COST
United Artists Theatre Circuit 9.30% Pass-Through Ctfs 2015              02-23-96 thru 08-01-96         $5,520,575


   (Q) At Aug. 31, 2007, security was partially or fully on loan.

   (R) Cash collateral received from security lending activity is invested in an affiliated money market fund.

   (S) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

   (T) Affiliated Money Market Fund -- See Note 7 and/or 8 to the financial statements in the annual report.

   (U) At Aug. 31, 2007, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                       RIVERSOURCE
                                                                    DIVERSIFIED BOND   RIVERSOURCE CORE      PRO FORMA
                                                                          FUND             BOND FUND         COMBINED
Cost of securities for federal income tax purposes:                  $3,254,169,000      $353,729,000     $3,607,898,000
Unrealized appreciation                                              $   18,711,000      $  2,106,000     $   20,817,000
Unrealized depreciation                                                 (46,398,000)       (2,383,000)       (48,781,000)
------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                          $  (27,687,000)     $   (277,000)    $  (27,964,000)
------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND)

RIVERSOURCE INTERNATIONAL EQUITY FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND MERGER

April 30, 2007

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending April 30, 2007. These statements have been derived from financial statements prepared for RiverSource Disciplined International Equity Fund and RiverSource International Equity Fund as of April 30, 2007. RiverSource Disciplined International Equity Fund and RiverSource International Equity Fund invest primarily in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets.

Under the proposed Agreement and Plan of Reorganization, Class A shares of the RiverSource International Equity Fund would be exchanged for Class A shares of the RiverSource Disciplined International Equity Fund. Class B shares of the RiverSource International Equity Fund would be exchanged for Class B shares of the RiverSource Disciplined International Equity Fund. Class C shares of the RiverSource International Equity Fund would be exchanged for Class C shares of the RiverSource Disciplined International Equity Fund. Class I shares of the RiverSource International Equity Fund would be exchanged for Class I shares of the RiverSource Disciplined International Equity Fund. Class R4 shares of the RiverSource International Equity Fund would be exchanged for Class R4 shares of the RiverSource Disciplined International Equity Fund. RiverSource Disciplined International Equity Fund also offers Class W shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Disciplined International Equity Fund, as if the transaction had occurred at the beginning of the fiscal year ending April 30, 2007.

RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND)

RIVERSOURCE INTERNATIONAL EQUITY FUND (SELLING FUND)
PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                           RIVERSOURCE
                                                           DISCIPLINED     RIVERSOURCE
                                                          INTERNATIONAL   INTERNATIONAL    PRO FORMA             PRO FORMA
APRIL 30, 2007 (UNAUDITED)                                 EQUITY FUND     EQUITY FUND    ADJUSTMENTS            COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                                   $205,477,370    $178,140,235     $     --           $383,617,605
    Affiliated money market fund                           $ 10,506,574    $  3,243,442     $     --           $ 13,750,016
                                                          -----------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                                   $221,390,138    $209,276,904     $     --           $430,667,042
    Affiliated money market fund                           $ 10,506,574    $  3,243,442     $     --           $ 13,750,016
Foreign currency holdings (identified cost $2,196,094
    for RiverSource
    Disciplined International Equity Fund and $1,283,850
          for RiverSource International Equity Fund)          2,197,096       1,287,115           --              3,484,211
Capital shares receivable                                     8,795,353          29,110           --              8,824,463
Dividends and accrued interest receivable                       807,875         844,006           --              1,651,881
Receivable for investment securities sold                       181,850       1,966,692           --              2,148,542
Margin deposits on future contracts                             920,236              --           --                920,236
Unrealized appreciation on foreign currency contracts
    held, at value                                                   --             838           --                    838
Receivable from RiverSource Investments, LLC (Note 2)                --              --      143,599(a)             143,599
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                244,799,122     216,648,107      143,599            461,590,828
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Disbursements in excess of cash on demand deposit                    --          12,460           --                 12,460
Capital shares payable                                        2,252,581          49,082           --              2,301,663
Payable for investment securities purchased                      25,630       1,035,740           --              1,061,370
Payable to RiverSource Investments, LLC (Note 2)                     --              --      102,562(g)             102,562
Unrealized depreciation on foreign currency contracts
    held, at value                                                   --             288           --                    288
Accrued investment management services fee (Note 2)              15,897          17,318      (33,215)(a)                 --
Accrued distribution fee                                          1,800           4,514           --                  6,314
Accrued transfer agency fee (Note 2)                              1,279           1,482       30,800(b)              33,561
Accrued administrative services fee (Note 2)                      1,590           1,428        9,229(d)              12,247
Accrued plan administration services fee                              1               2           --                      3
Other accrued expenses (Note 2)                                  26,775          74,717      (55,255)(c),(e),(f)     46,237
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             2,325,553       1,197,031       54,121              3,576,705
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock         $242,473,569    $215,451,076     $ 89,478           $458,014,123
---------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value (Note 3)                   $    212,580    $    272,085     $(82,905)          $    401,760
Additional paid-in capital (Note 3)                         222,081,472     169,021,796       82,905            391,186,173
Undistributed (excess of distributions over) net
    investment income (Note 2)                                  998,153          (5,396)      89,478              1,082,235
Accumulated net realized gain (loss)                          3,312,247      15,011,800           --             18,324,047
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in
    foreign currencies                                       15,869,117      31,150,791           --             47,019,908
---------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                              $242,473,569    $215,451,076     $ 89,478           $458,014,123
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A                        $  9,744,469    $105,284,636     $ 43,725           $115,072,830
                            Class B                        $  1,146,998    $ 26,309,730     $ 10,927           $ 27,467,655
                            Class C                        $    162,126    $  1,814,967     $    754           $  1,977,847
                            Class I                        $157,282,453    $ 81,963,771     $ 34,040           $239,280,264
                            Class R4                       $     50,546    $     77,972     $     32           $    128,550
                            Class W                        $ 74,086,977             N/A     $     --           $ 74,086,977
Shares outstanding
    (Note 3):               Class A shares                      854,949      13,292,238           --             10,094,279
                            Class B shares                      101,302       3,368,851           --              2,426,448
                            Class C shares                       14,310         232,389           --                174,568
                            Class I shares                   13,779,349      10,305,183           --             20,965,836
                            Class R4 shares                       4,433           9,850           --                 11,275
                            Class W shares                    6,503,622             N/A           --              6,503,622
Net asset value per share of outstanding capital
    stock:                  Class A                        $      11.40    $       7.92     $     --           $      11.40
                            Class B                        $      11.32    $       7.81     $     --           $      11.32
                            Class C                        $      11.33    $       7.81     $     --           $      11.33
                            Class I                        $      11.41    $       7.95     $     --           $      11.41
                            Class R4                       $      11.40    $       7.92     $     --           $      11.40
                            Class W                        $      11.39             N/A     $     --           $      11.39
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND)

RIVERSOURCE INTERNATIONAL EQUITY FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                       RIVERSOURCE
                                                       DISCIPLINED     RIVERSOURCE
                                                      INTERNATIONAL   INTERNATIONAL    PRO FORMA     PRO FORMA
YEAR ENDED APRIL 30, 2007 (UNAUDITED)                  EQUITY FUND     EQUITY FUND    ADJUSTMENTS     COMBINED
 INVESTMENT INCOME
Income:
Dividends                                              $ 2,511,944     $ 4,494,641     $      --    $ 7,006,585
Interest                                                   133,315         331,915            --        465,230
Income distributions from affiliated money market
    fund                                                   184,358         118,412            --        302,770
    Less foreign taxes withheld                           (304,379)       (478,961)           --       (783,340)
---------------------------------------------------------------------------------------------------------------------
Total income                                             2,525,238       4,466,007            --      6,991,245
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee (Note 2)                577,859       1,838,156      (176,814)(a)  2,239,201
Distribution fee
    Class A                                                 27,614         251,105            --        278,719
    Class B                                                  2,849         261,278            --        264,127
    Class C                                                    528          17,697            --         18,225
    Class W                                                 13,343             N/A            --         13,343
Transfer agency fee (Note 2)
    Class A                                                  4,149         213,371        23,268(b)     240,788
    Class B                                                    222          60,002         6,910(b)      67,134
    Class C                                                     37           4,018           622(b)       4,677
    Class R4                                                     8             284            --            292
    Class W                                                 10,674             N/A            --         10,674
Service fee -- Class R4 (Note 2)                                 8             134          (142)(c)         --
Administrative services fees and expenses (Note 2)          56,772         155,174         9,229(d)     221,175
Plan administration services fee -- Class R4                    32             175            --            207
Compensation of board members                                1,392           7,214            --          8,606
Custodian fees                                              84,470         177,522            --        261,992
Printing and postage                                        27,694          48,952            --         76,646
Registration fees (Note 2)                                 120,951          64,999       (32,500)(e)    153,450
Professional fees (Note 2)                                  32,691          23,907       (22,613)(f)     33,985
Other                                                        3,993          14,800            --         18,793
---------------------------------------------------------------------------------------------------------------------
Total expenses                                             965,286       3,138,788      (192,040)     3,912,034
    Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                           (93,779)        (76,628)      102,562(g)     (67,845)
---------------------------------------------------------------------------------------------------------------------
                                                           871,507       3,062,160       (89,478)     3,844,189
    Earnings and bank fee credits on cash balances          (1,494)         (6,461)           --         (7,955)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                         870,013       3,055,699       (89,478)     3,836,234
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          1,655,225       1,410,308        89,478      3,155,011
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                  2,912,266      30,639,554            --     33,551,820
  Foreign currency transactions                            (60,158)        111,944            --         51,786
  Futures contracts                                        556,634              --            --        556,634
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  3,408,742      30,751,498            --     34,160,240
Net change in unrealized appreciation (depreciation)
    on investments and on translation of assets and
    liabilities in foreign currencies                   16,714,801      (8,035,041)           --      8,679,760
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
    currencies                                          20,123,543      22,716,457            --     42,840,000
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    operations                                         $21,778,768     $24,126,765     $  89,478    $45,995,011
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND (BUYING FUND)

RIVERSOURCE INTERNATIONAL EQUITY FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending April 30, 2007. These statements have been derived from financial statements prepared for the RiverSource Disciplined International Equity Fund and RiverSource International Equity Fund as of April 30, 2007.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Disciplined International Equity Fund and RiverSource International Equity Fund invest primarily in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource International Equity Fund in exchange for Class A, B, C, I and R4 shares of RiverSource Disciplined International Equity Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Disciplined International Equity Fund based on the increased asset level of the merger and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Disciplined International Equity Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the reduction in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment (PIA) for RiverSource International Equity Fund was removed and a new PIA adjustment was calculated based on the RiverSource International Equity Fund average net assets as of April 30, 2007 and the RiverSource Disciplined International Equity Fund PIA rate.

(b) To adjust for closed account fees for each RiverSource International Equity Fund shareholder account that will be closed on the system as a result of this merger.

(c) To reflect the elimination of the service fee for Class R4.

(d) To reflect the change in administrative services fees due to the Reorganization.

(e) To reflect the reduction in the registration fees due to the Reorganization.

(f) To reflect the reduction in audit fees due to the Reorganization.

(g) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the reorganization per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses following the merger.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Disciplined International Equity Fund if the reorganization were to have taken place on April 30, 2007. The pro forma number of Class A shares outstanding of 10,094,279 consists of 9,239,330 shares assumed to be issued to Class A shareholders of the RiverSource International Equity Fund, plus 854,949 Class A shares of the RiverSource Disciplined International Equity Fund outstanding as of April 30, 2007. The pro forma number of Class B shares outstanding of 2,426,448 consists of 2,325,146 shares assumed to be issued to Class B shareholders of the RiverSource International Equity Fund, plus 101,302 Class B shares of the RiverSource Disciplined International Equity Fund outstanding as of April 30, 2007. The pro forma number of Class C shares outstanding of 174,568 consists of 160,258 shares assumed to be issued to Class C shareholders of the RiverSource International Equity Fund, plus 14,310 Class C shares of the RiverSource Disciplined International Equity Fund outstanding as of April 30, 2007. The pro forma number of Class I shares outstanding of 20,965,836 consists of 7,186,487 shares assumed to be issued to Class I shareholders of the RiverSource International Equity Fund, plus 13,779,349 Class I shares of the RiverSource Disciplined International Equity Fund outstanding as of April 30, 2007. The pro forma number of Class R4 shares outstanding of 11,275 consists of 6,842 shares assumed to be issued to Class R4 shareholders of the RiverSource International Equity Fund, plus 4,433 Class R4 shares of the RiverSource Disciplined International Equity Fund outstanding as of April 30, 2007. RiverSource Disciplined International Equity Fund had Class W outstanding shares of 6,503,622 as of April 30, 2007.

COMBINED INVESTMENTS IN SECURITIES
RiverSource Disciplined International Equity Fund

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


 COMMON STOCKS (93.6%)(C)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
AUSTRALIA (5.4%)
AIRLINES (0.1%)
Qantas Airways                          128,752              --       128,752        $    565,567    $         --   $    565,567
                                                                                    --------------------------------------------
BIOTECHNOLOGY (0.6%)
CSL                                      21,395          16,526        37,921           1,541,027       1,190,326      2,731,353
                                                                                    --------------------------------------------
CAPITAL MARKETS (0.8%)
Macquarie Bank                               --          48,799        48,799                  --       3,496,607      3,496,607
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.2%)
Natl Australia Bank                          --          28,265        28,265                  --       1,003,978      1,003,978
                                                                                    --------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  (0.1%)
Brambles                                 28,404              --        28,404(b)          309,830              --        309,830
                                                                                    --------------------------------------------
CONTAINERS & PACKAGING (0.2%)
Amcor                                        --         148,711       148,711                  --         915,957        915,957
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.3%)
Telstra                                 248,582          99,600       348,182             960,260         384,750      1,345,010
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING (0.2%)
Woolworths                               46,036              --        46,036           1,078,159              --      1,078,159
                                                                                    --------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  (0.2%)
Tabcorp Holdings                             --          65,567        65,567                  --         982,477        982,477
                                                                                    --------------------------------------------
INSURANCE (0.5%)
Insurance Australia Group                    --          63,000        63,000                  --         311,405        311,405
QBE Insurance Group                      42,825              --        42,825           1,085,943              --      1,085,943
Suncorp-Metway                               --          38,367        38,367                  --         679,128        679,128
                                                                                    --------------------------------------------
Total                                                                                   1,085,943         990,533      2,076,476
                                                                                    --------------------------------------------
METALS & MINING (0.8%)
BlueScope Steel                          67,678              --        67,678             671,931              --        671,931
Rio Tinto                                10,745              --        10,745             733,769              --        733,769
Zinifex                                 175,963              --       175,963           2,403,144              --      2,403,144
                                                                                    --------------------------------------------
Total                                                                                   3,808,844              --      3,808,844
                                                                                    --------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
  (REITS) (0.8%)
Centro Properties Group                  63,491              --        63,491             491,247              --        491,247
DB RREEF Trust                          558,575              --       558,575             831,417              --        831,417
Macquarie Goodman Group                  57,025              --        57,025             334,444              --        334,444
Mirvac Group                             56,697              --        56,697             246,163              --        246,163
Stockland                               106,208              --       106,208             756,199              --        756,199
Westfield Group                          63,562              --        63,562           1,100,470              --      1,100,470
                                                                                    --------------------------------------------
Total                                                                                   3,759,940              --      3,759,940
                                                                                    --------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT (0.1%)
Lend Lease                               14,436              --        14,436             237,839              --        237,839
                                                                                    --------------------------------------------
ROAD & RAIL (0.2%)
Toll Holdings                            54,885              --        54,885             999,625              --        999,625
                                                                                    --------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  (0.3%)
Macquarie Airports                       96,945              --        96,945             319,348              --        319,348
Macquarie Infrastructure Group           97,532         275,569       373,101             305,638         863,555      1,169,193
                                                                                    --------------------------------------------
Total                                                                                     624,986         863,555      1,488,541
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
AUSTRIA (1.0%)
COMMERCIAL BANKS (0.8%)
Erste Bank der Oesterreichischen
  Sparkassen                                 --          41,411        41,411        $         --    $  3,315,410   $  3,315,410
Raiffeisen Intl Bank Holding              1,085              --         1,085             149,891              --        149,891
                                                                                    --------------------------------------------
Total                                                                                     149,891       3,315,410      3,465,301
                                                                                    --------------------------------------------
METALS & MINING (0.1%)
voestalpine                               7,678              --         7,678             515,696              --        515,696
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.1%)
OMV                                       4,668              --         4,668             295,428              --        295,428
                                                                                    --------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT ( -- %)
IMMOFINANZ                               11,252              --        11,252(b)          182,875              --        182,875
                                                                                    --------------------------------------------
BELGIUM (1.0%)
CHEMICALS ( -- %)
Solvay                                    1,114              --         1,114             176,347              --        176,347
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.4%)
Dexia                                    20,021              --        20,021             652,945              --        652,945
KBC Groep                                10,238              --        10,238           1,354,383              --      1,354,383
                                                                                    --------------------------------------------
Total                                                                                   2,007,328              --      2,007,328
                                                                                    --------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  (0.2%)
Fortis                                    3,326          21,540        24,866             149,450         968,063      1,117,513
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.3%)
Belgacom                                 29,657              --        29,657           1,303,333              --      1,303,333
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING (0.1%)
Delhaize Group                            2,472              --         2,472             237,317              --        237,317
                                                                                    --------------------------------------------
BERMUDA ( -- %)
OIL, GAS & CONSUMABLE FUELS
Frontline                                 4,000              --         4,000             149,724              --        149,724
                                                                                    --------------------------------------------
BRAZIL (0.8%)
COMMERCIAL BANKS (0.4%)
UNIBANCO -- Uniao de Bancos
  Brasileiros GDR                            --          17,595        17,595                  --       1,707,771      1,707,771
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
Tele Norte Leste Participacoes ADR           --          33,630        33,630                  --         550,523        550,523
                                                                                    --------------------------------------------
HOUSEHOLD DURABLES (0.1%)
Gafisa                                       --          44,099        44,099                  --         625,676        625,676
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.1%)
Petroleo Brasileiro ADR                      --           4,010         4,010                  --         405,932        405,932
                                                                                    --------------------------------------------
REAL ESTATE (0.1%)
JHSF Participacoes                           --          73,600        73,600(b)               --         302,836        302,836
                                                                                    --------------------------------------------
CANADA (0.5%)
FOOD & STAPLES RETAILING (0.2%)
Shoppers Drug Mart                           --          24,351        24,351                  --       1,109,835      1,109,835
                                                                                    --------------------------------------------
ROAD & RAIL (0.3%)
Canadian Natl Railway                        --          23,934        23,934                  --       1,202,444      1,202,444
                                                                                    --------------------------------------------
CHINA (0.7%)
COMMERCIAL BANKS (0.2%)
Industrial & Commercial Bank of
  China Series H                             --       1,846,000     1,846,000(b)               --       1,003,124      1,003,124
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.3%)
CNOOC                                        --       1,355,300     1,355,300                  --       1,164,131      1,164,131
                                                                                    --------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  (0.2%)
China Merchants Holdings Intl                --         258,000       258,000                  --       1,140,282      1,140,282
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
DENMARK (0.4%)
BEVERAGES (0.1%)
Carlsberg Series B                        2,425              --         2,425        $    271,693    $         --   $    271,693
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.1%)
Danske Bank                              13,700              --        13,700             639,976              --        639,976
                                                                                    --------------------------------------------
ELECTRICAL EQUIPMENT (0.1%)
Vestas Wind Systems                       6,300              --         6,300(b)          407,462              --        407,462
                                                                                    --------------------------------------------
MARINE (0.1%)
AP Moller-Maersk                             47              --            47             530,990              --        530,990
                                                                                    --------------------------------------------
FINLAND (1.2%)
COMMUNICATIONS EQUIPMENT (0.2%)
Nokia                                        --          29,180        29,180(b)               --         736,015        736,015
Nokia ADR                                    --          13,540        13,540(b)               --         341,885        341,885
                                                                                    --------------------------------------------
Total                                                                                          --       1,077,900      1,077,900
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES ( -- %)
Elisa Series A                            5,285              --         5,285             153,773              --        153,773
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING ( -- %)
Kesko Series B                            3,257              --         3,257             225,940              --        225,940
                                                                                    --------------------------------------------
INSURANCE (0.2%)
Sampo Series A                           35,841              --        35,841           1,116,491              --      1,116,491
                                                                                    --------------------------------------------
METALS & MINING (0.1%)
Outokumpu                                 7,464              --         7,464             247,986              --        247,986
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.1%)
Neste Oil                                14,845              --        14,845             524,080              --        524,080
                                                                                    --------------------------------------------
PAPER & FOREST PRODUCTS (0.6%)
M-real Series B                              --           8,680         8,680                  --          59,227         59,227
Stora Enso Series R                      68,299              --        68,299           1,246,195              --      1,246,195
UPM-Kymmene                              18,073          35,934        54,007             445,367         885,509      1,330,876
                                                                                    --------------------------------------------
Total                                                                                   1,691,562         944,736      2,636,298
                                                                                    --------------------------------------------
FRANCE (10.0%)
AIRLINES (0.2%)
Air France-KLM                           16,977              --        16,977             865,734              --        865,734
                                                                                    --------------------------------------------
AUTO COMPONENTS (0.5%)
Michelin Series B                        16,954              --        16,954           2,159,860              --      2,159,860
Valeo                                     5,158              --         5,158             296,321              --        296,321
                                                                                    --------------------------------------------
Total                                                                                   2,456,181              --      2,456,181
                                                                                    --------------------------------------------
AUTOMOBILES (0.9%)
Peugeot                                  15,445           6,860        22,305           1,253,020         556,537      1,809,557
Renault                                  16,502              --        16,502           2,141,973              --      2,141,973
                                                                                    --------------------------------------------
Total                                                                                   3,394,993         556,537      3,951,530
                                                                                    --------------------------------------------
BUILDING PRODUCTS (0.4%)
Compagnie de Saint-Gobain                 5,239          13,330        18,569             559,358       1,423,219      1,982,577
                                                                                    --------------------------------------------
COMMERCIAL BANKS (2.0%)
BNP Paribas                              34,396          10,020        44,416           3,989,867       1,162,300      5,152,167
Credit Agricole                          48,735          28,820        77,555           2,051,973       1,213,458      3,265,431
Societe Generale                          2,663              --         2,663             564,292              --        564,292
                                                                                    --------------------------------------------
Total                                                                                   6,606,132       2,375,758      8,981,890
                                                                                    --------------------------------------------
CONSTRUCTION & ENGINEERING (0.1%)
VINCI                                     4,080              --         4,080             656,210              --        656,210
                                                                                    --------------------------------------------
CONSTRUCTION MATERIALS (0.1%)
Lafarge                                   2,311              --         2,311             375,144              --        375,144
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.5%)
France Telecom                           32,979          53,070        86,049        $    964,274    $  1,551,715   $  2,515,989
                                                                                    --------------------------------------------
ELECTRIC EQUIPMENT (0.1%)
ALSTOM                                    1,813              --         1,813(b)          269,541              --        269,541
                                                                                    --------------------------------------------
ELECTRICAL UTILITIES (0.1%)
Electricite de France                        --           7,325         7,325                  --         636,540        636,540
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING (0.2%)
Carrefour                                 7,371              --         7,371             566,481              --        566,481
Casino Guichard Perrachon                 2,920              --         2,920             313,653              --        313,653
                                                                                    --------------------------------------------
Total                                                                                     880,134              --        880,134
                                                                                    --------------------------------------------
FOOD PRODUCTS (0.2%)
Groupe Danone                             4,499              --         4,499             739,644              --        739,644
                                                                                    --------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  (0.9%)
Accor                                     6,085          34,780        40,865             573,098       3,275,651      3,848,749
Sodexho Alliance                          5,735              --         5,735             454,527              --        454,527
                                                                                    --------------------------------------------
Total                                                                                   1,027,625       3,275,651      4,303,276
                                                                                    --------------------------------------------
HOUSEHOLD DURABLES (0.2%)
Thomson                                      --          40,260        40,260                  --         775,742        775,742
                                                                                    --------------------------------------------
INSURANCE (0.7%)
AXA                                          --          59,849        59,849                  --       2,747,587      2,747,587
CNP Assurances                            2,454              --         2,454             312,798              --        312,798
                                                                                    --------------------------------------------
Total                                                                                     312,798       2,747,587      3,060,385
                                                                                    --------------------------------------------
MEDIA (0.5%)
JC Decaux                                    --          46,176        46,176                  --       1,433,970      1,433,970
Lagardere                                    --          11,260        11,260                  --         884,889        884,889
                                                                                    --------------------------------------------
Total                                                                                          --       2,318,859      2,318,859
                                                                                    --------------------------------------------
MULTILINE RETAIL ( -- %)
PPR                                       1,160              --         1,160             201,573              --        201,573
                                                                                    --------------------------------------------
MULTI-UTILITIES (0.8%)
SUEZ                                     15,685              --        15,685             893,811              --        893,811
Veolia Environnement                      1,909          29,867        31,776             157,537       2,464,725      2,622,262
                                                                                    --------------------------------------------
Total                                                                                   1,051,348       2,464,725      3,516,073
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.5%)
Total                                        --          30,522        30,522                  --       2,249,781      2,249,781
                                                                                    --------------------------------------------
PHARMACEUTICALS (0.6%)
Sanofi-Aventis                               --          27,580        27,580                  --       2,524,314      2,524,314
                                                                                    --------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
  (REITS) (0.3%)
Klepierre                                 1,168              --         1,168             225,211              --        225,211
Unibail                                   3,514              --         3,514             973,934              --        973,934
                                                                                    --------------------------------------------
Total                                                                                   1,199,145              --      1,199,145
                                                                                    --------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Bouygues                                 12,972              --        12,972           1,033,512              --      1,033,512
                                                                                    --------------------------------------------
GERMANY (6.8%)
AIR FREIGHT & LOGISTICS (0.4%)
Deutsche Post                                --          49,810        49,810                  --       1,712,564      1,712,564
                                                                                    --------------------------------------------
AIRLINES (0.1%)
Deutsche Lufthansa                       13,040              --        13,040             389,024              --        389,024
                                                                                    --------------------------------------------
AUTO COMPONENTS (0.9%)
Continental                                  --          30,701        30,701                  --       4,272,998      4,272,998
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
AUTOMOBILES (1.7%)
BMW                                          --          12,850        12,850        $         --    $    792,773   $    792,773
DaimlerChrysler                          61,695              --        61,695           4,987,867              --      4,987,867
Volkswagen                               12,282              --        12,282           1,854,217              --      1,854,217
                                                                                    --------------------------------------------
Total                                                                                   6,842,084         792,773      7,634,857
                                                                                    --------------------------------------------
CAPITAL MARKETS ( -- %)
Deutsche Bank                                --             840           840                  --         128,948        128,948
                                                                                    --------------------------------------------
CHEMICALS (0.3%)
BASF                                      6,980              --         6,980             832,703              --        832,703
Linde                                        --           6,209         6,209                  --         695,464        695,464
                                                                                    --------------------------------------------
Total                                                                                     832,703         695,464      1,528,167
                                                                                    --------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  (0.3%)
Deutsche Boerse                           5,709              --         5,709           1,338,243              --      1,338,243
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.0%)
Deutsche Telekom                        183,133          74,550       257,683           3,351,847       1,364,474      4,716,321
                                                                                    --------------------------------------------
ELECTRIC UTILITIES (0.2%)
E.ON                                         --           7,350         7,350                  --       1,104,380      1,104,380
                                                                                    --------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  (0.1%)
TUI                                      16,338              --        16,338             448,530              --        448,530
                                                                                    --------------------------------------------
INDUSTRIAL CONGLOMERATES (0.3%)
Siemens                                      --          12,830        12,830                  --       1,548,533      1,548,533
                                                                                    --------------------------------------------
INSURANCE (0.5%)
Allianz                                      --           3,590         3,590                  --         816,589        816,589
Hannover Rueckversicherung                   --           6,830         6,830(b)               --         346,514        346,514
Munich Re Group                              --           5,540         5,540                  --         989,517        989,517
                                                                                    --------------------------------------------
Total                                                                                          --       2,152,620      2,152,620
                                                                                    --------------------------------------------
MACHINERY (0.3%)
Heidelberger Druckmaschinen                  --           5,890         5,890                  --         277,808        277,808
MAN                                       7,265              --         7,265             967,601              --        967,601
                                                                                    --------------------------------------------
Total                                                                                     967,601         277,808      1,245,409
                                                                                    --------------------------------------------
METALS & MINING (0.3%)
Salzgitter                                3,109              --         3,109             510,987              --        510,987
ThyssenKrupp                             16,870              --        16,870             900,911              --        900,911
                                                                                    --------------------------------------------
Total                                                                                   1,411,898              --      1,411,898
                                                                                    --------------------------------------------
MULTI-UTILITIES (0.1%)
RWE                                       3,400              --         3,400             359,301              --        359,301
                                                                                    --------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT (0.1%)
Infineon Technologies                    16,035              --        16,035(b)          248,937              --        248,937
                                                                                    --------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  (0.2%)
Adidas                                       --          15,600        15,600                  --         927,908        927,908
                                                                                    --------------------------------------------
GREECE (0.3%)
COMMERCIAL BANKS (0.1%)
Piraeus Bank                              8,592              --         8,592             311,323              --        311,323
                                                                                    --------------------------------------------
ELECTRIC UTILITIES (0.2%)
Public Power                                 --          36,700        36,700                  --         961,769        961,769
                                                                                    --------------------------------------------
HONG KONG (3.1%)
AIRLINES ( -- %)
Cathay Pacific Airways                   55,000              --        55,000             142,226              --        142,226
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
COMMERCIAL BANKS (0.3%)
Bank of East Asia                       101,585              --       101,585        $    623,512    $         --   $    623,512
BOC Hong Kong Holdings                       --         252,500       252,500                  --         619,807        619,807
                                                                                    --------------------------------------------
Total                                                                                     623,512         619,807      1,243,319
                                                                                    --------------------------------------------
DISTRIBUTORS (0.1%)
Li & Fung                               114,000              --       114,000             354,179              --        354,179
                                                                                    --------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  (0.1%)
Hong Kong Exchanges and Clearing         44,500              --        44,500             423,946              --        423,946
                                                                                    --------------------------------------------
ELECTRIC UTILITIES (0.4%)
CLP Holdings                             82,000              --        82,000             598,965              --        598,965
HongKong Electric Holdings              263,000          12,500       275,500           1,315,870          62,541      1,378,411
                                                                                    --------------------------------------------
Total                                                                                   1,914,835          62,541      1,977,376
                                                                                    --------------------------------------------
ELECTRICAL EQUIPMENT (0.1%)
Johnson Electric Holdings                    --         495,000       495,000                  --         299,322        299,322
                                                                                    --------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  (0.6%)
Melco PBL Entertainment Macau ADR            --          93,693        93,693(b)               --       1,632,132      1,632,132
Shangri-La Asia                              --         444,000       444,000                  --       1,085,753      1,085,753
                                                                                    --------------------------------------------
Total                                                                                          --       2,717,885      2,717,885
                                                                                    --------------------------------------------
INDUSTRIAL CONGLOMERATES (0.1%)
Hutchison Whampoa                            --          74,500        74,500                  --         717,389        717,389
                                                                                    --------------------------------------------
MARINE (0.1%)
Orient Overseas Intl                     46,500              --        46,500             393,215              --        393,215
                                                                                    --------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT (0.2%)
Hang Lung Properties                    104,000              --       104,000             308,091              --        308,091
Henderson Land Development               39,000              --        39,000             233,060              --        233,060
Swire Pacific Series A                   23,500              --        23,500             268,353              --        268,353
                                                                                    --------------------------------------------
Total                                                                                     809,504              --        809,504
                                                                                    --------------------------------------------
SPECIALTY RETAIL (0.5%)
Esprit Holdings                          40,000         139,000       179,000             484,803       1,684,692      2,169,495
                                                                                    --------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.7%)
China Mobile                                 --         343,000       343,000                  --       3,089,494      3,089,494
                                                                                    --------------------------------------------
INDIA (0.2%)
COMMERCIAL BANKS
ICICI Bank ADR                               --          23,255        23,255                  --         951,595        951,595
                                                                                    --------------------------------------------
IRELAND (0.1%)
BEVERAGES ( -- %)
C&C Group                                10,629              --        10,629             178,163              --        178,163
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.1%)
Bank of Ireland                           6,283          16,378        22,661             134,834         351,336        486,170
                                                                                    --------------------------------------------
ISRAEL (0.2%)
PHARMACEUTICALS
Teva Pharmaceutical Inds ADR                 --          19,420        19,420                  --         743,980        743,980
                                                                                    --------------------------------------------
ITALY (3.6%)
AUTOMOBILES (0.2%)
Fiat                                     37,291              --        37,291(b)        1,095,411              --      1,095,411
                                                                                    --------------------------------------------
COMMERCIAL BANKS (1.2%)
Banco Popolare di Milano Societa
  Cooperativa                             9,624              --         9,624             161,781              --        161,781
Intesa Sanpaolo                              --         460,011       460,011(b)               --       3,854,037      3,854,037
UniCredito Italiano                          --         106,800       106,800                  --       1,097,179      1,097,179
Unione di Banche Italiane                16,436              --        16,436             497,283              --        497,283
                                                                                    --------------------------------------------
Total                                                                                     659,064       4,951,216      5,610,280
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.4%)
Telecom Italia                          681,272              --       681,272        $  1,733,289    $         --   $  1,733,289
                                                                                    --------------------------------------------
GAS UTILITIES (0.1%)
Snam Rete Gas                            38,530              --        38,530             246,077              --        246,077
                                                                                    --------------------------------------------
INSURANCE (0.2%)
Unipol                                       --         196,500       196,500                  --         781,175        781,175
                                                                                    --------------------------------------------
MEDIA (0.2%)
Mediaset                                     --          98,540        98,540                  --       1,114,176      1,114,176
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (1.3%)
Eni                                     132,808          26,510       159,318           4,403,934         879,076      5,283,010
Saras                                        --         106,580       106,580(b)               --         663,962        663,962
                                                                                    --------------------------------------------
Total                                                                                   4,403,934       1,543,038      5,946,972
                                                                                    --------------------------------------------
JAPAN (13.5%)
AUTO COMPONENTS (0.3%)
Aisin Seiki                              13,500              --        13,500             443,870              --        443,870
Bridgestone                              15,900              --        15,900             322,441              --        322,441
NOK                                          --          42,500        42,500                  --         790,634        790,634
                                                                                    --------------------------------------------
Total                                                                                     766,311         790,634      1,556,945
                                                                                    --------------------------------------------
AUTOMOBILES (2.1%)
Honda Motor                             122,400              --       122,400           4,203,797              --      4,203,797
Nissan Motor                             61,700         126,000       187,700             620,579       1,267,308      1,887,887
Toyota Motor                                 --          58,500        58,500                  --       3,553,082      3,553,082
                                                                                    --------------------------------------------
Total                                                                                   4,824,376       4,820,390      9,644,766
                                                                                    --------------------------------------------
BUILDING PRODUCTS (0.4%)
Daikin Inds                                  --          33,093        33,093                  --       1,118,370      1,118,370
JS Group                                     --          24,500        24,500                  --         553,244        553,244
                                                                                    --------------------------------------------
Total                                                                                          --       1,671,614      1,671,614
                                                                                    --------------------------------------------
CAPITAL MARKETS (0.2%)
Nomura Holdings                              --          55,200        55,200                  --       1,054,894      1,054,894
                                                                                    --------------------------------------------
CHEMICALS (0.3%)
Kuraray                                      --          42,100        42,100                  --         467,818        467,818
Mitsui Chemicals                         44,000              --        44,000             365,129              --        365,129
Sumitomo Chemical                            --          13,000        13,000                  --          85,858         85,858
Teijin                                       --         108,600       108,600                  --         559,324        559,324
                                                                                    --------------------------------------------
Total                                                                                     365,129       1,113,000      1,478,129
                                                                                    --------------------------------------------
COMMERCIAL BANKS (1.9%)
77 Bank                                      --          84,400        84,400                  --         553,306        553,306
Mitsubishi UFJ Financial Group               --             137           137                  --       1,425,027      1,425,027
Mitsui Trust Holdings                    22,000         178,400       200,400             198,750       1,611,679      1,810,429
Mizuho Financial Group                       --             161           161                  --         968,815        968,815
Resona Holdings                             177              --           177             399,435              --        399,435
Shinsei Bank                            315,000         117,900       432,900           1,358,243         508,371      1,866,614
Sumitomo Mitsui Financial Group              --             210           210                  --       1,834,498      1,834,498
                                                                                    --------------------------------------------
Total                                                                                   1,956,428       6,901,696      8,858,124
                                                                                    --------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  (0.2%)
Dai Nippon Printing                      53,000              --        53,000             844,782              --        844,782
                                                                                    --------------------------------------------
COMPUTERS & PERIPHERALS (0.1%)
Seiko Epson                              14,500              --        14,500             439,160              --        439,160
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
CONSUMER FINANCE (0.2%)
Credit Saison                                --          23,600        23,600        $         --    $    670,962   $    670,962
SFCG                                         --           1,810         1,810                  --         318,280        318,280
Takefuji                                     --             490           490                  --          16,468         16,468
                                                                                    --------------------------------------------
Total                                                                                          --       1,005,710      1,005,710
                                                                                    --------------------------------------------
CONTAINERS & PACKAGING (0.1%)
Toyo Seikan Kaisha                       12,700              --        12,700             252,719              --        252,719
                                                                                    --------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  (0.9%)
Hitachi                                 442,000              --       442,000           3,356,762              --      3,356,762
Nippon Electric Glass                        --          31,500        31,500                  --         539,088        539,088
                                                                                    --------------------------------------------
Total                                                                                   3,356,762         539,088      3,895,850
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING (0.5%)
AEON                                         --          74,100        74,100                  --       1,355,286      1,355,286
Lawson                                       --          12,800        12,800                  --         472,008        472,008
Matsumotokiyoshi                             --          22,531        22,531                  --         529,398        529,398
                                                                                    --------------------------------------------
Total                                                                                          --       2,356,692      2,356,692
                                                                                    --------------------------------------------
HOUSEHOLD DURABLES (0.5%)
Funai Electric                               --           2,500         2,500                  --         198,244        198,244
SANYO Electric                          114,000              --       114,000(b)          182,177              --        182,177
Sekisui Chemical                             --         108,900       108,900                  --         844,913        844,913
Sekisui House                                --          71,200        71,200                  --       1,050,764      1,050,764
                                                                                    --------------------------------------------
Total                                                                                     182,177       2,093,921      2,276,098
                                                                                    --------------------------------------------
HOUSEHOLD PRODUCTS (0.1%)
Kao                                          --          11,100        11,100                  --         304,678        304,678
                                                                                    --------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  (0.2%)
FUJIFILM Holdings                         7,500          12,200        19,700             308,930         502,526        811,456
Sankyo                                       --           2,000         2,000                  --          87,657         87,657
                                                                                    --------------------------------------------
Total                                                                                     308,930         590,183        899,113
                                                                                    --------------------------------------------
MACHINERY (0.3%)
Hino Motors                                  --         153,700       153,700                  --         846,350        846,350
THK                                          --          20,100        20,100                  --         489,784        489,784
                                                                                    --------------------------------------------
Total                                                                                          --       1,336,134      1,336,134
                                                                                    --------------------------------------------
MARINE (0.2%)
Kawasaki Kisen Kaisha                    30,000              --        30,000             325,811              --        325,811
Mitsui OSK Lines                         50,000              --        50,000             630,098              --        630,098
Nippon Yusen Kabushiki Kaisha            19,000              --        19,000             163,394              --        163,394
                                                                                    --------------------------------------------
Total                                                                                   1,119,303              --      1,119,303
                                                                                    --------------------------------------------
MEDIA (0.3%)
Dentsu                                       --             418           418                  --       1,190,232      1,190,232
                                                                                    --------------------------------------------
METALS & MINING (0.3%)
JFE Holdings                             11,000              --        11,000             604,622              --        604,622
Nippon Steel                            134,000              --       134,000             864,480              --        864,480
                                                                                    --------------------------------------------
Total                                                                                   1,469,102              --      1,469,102
                                                                                    --------------------------------------------
OFFICE ELECTRONICS (0.3%)
Canon                                        --          11,006        11,006                  --         617,458        617,458
Ricoh                                        --          34,400        34,400                  --         754,988        754,988
                                                                                    --------------------------------------------
Total                                                                                          --       1,372,446      1,372,446
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.1%)
Nippon Oil                               82,000              --        82,000             629,666              --        629,666
                                                                                    --------------------------------------------
PAPER & FOREST PRODUCTS (0.1%)
Nippon Paper Group                           --             187           187                  --         632,794        632,794
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
PHARMACEUTICALS (0.8%)
Astellas Pharma                              --          13,900        13,900        $         --    $    608,025   $    608,025
Chugai Pharmaceutical                        --          90,800        90,800                  --       2,315,236      2,315,236
Daiichi Sankyo                           21,300              --        21,300             635,434              --        635,434
                                                                                    --------------------------------------------
Total                                                                                     635,434       2,923,261      3,558,695
                                                                                    --------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
  (REITS) (0.2%)
Nippon Building Fund                         67              --            67           1,082,958              --      1,082,958
                                                                                    --------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT (0.2%)
Mitsubishi Estate                        31,000              --        31,000             961,068              --        961,068
                                                                                    --------------------------------------------
ROAD & RAIL (0.3%)
Nippon Express                               --         202,600       202,600                  --       1,254,113      1,254,113
                                                                                    --------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT (0.5%)
Advantest                                    --          17,900        17,900                  --         792,223        792,223
Rohm                                         --          16,600        16,600                  --       1,499,283      1,499,283
                                                                                    --------------------------------------------
Total                                                                                          --       2,291,506      2,291,506
                                                                                    --------------------------------------------
SOFTWARE (0.4%)
Nintendo                                  6,400              --         6,400           1,999,103              --      1,999,103
                                                                                    --------------------------------------------
SPECIALTY RETAIL (0.3%)
Yamada Denki                                 --          15,300        15,300                  --       1,413,649      1,413,649
                                                                                    --------------------------------------------
TRADING COMPANIES & DISTRIBUTORS
  (1.1%)
Marubeni                                     --         270,000       270,000                  --       1,621,183      1,621,183
Mitsubishi                               81,200          35,000       116,200           1,730,812         746,040      2,476,852
Mitsui & Co                              38,000              --        38,000             683,274              --        683,274
Sojitz                                   52,000              --        52,000             196,498              --        196,498
                                                                                    --------------------------------------------
Total                                                                                   2,610,584       2,367,223      4,977,807
                                                                                    --------------------------------------------
MEXICO (1.4%)
BEVERAGES (0.4%)
Coca-Cola Femsa ADR                          --          12,450        12,450                  --         484,181        484,181
Fomento Economico Mexicano ADR               --          10,698        10,698                  --       1,152,067      1,152,067
                                                                                    --------------------------------------------
Total                                                                                          --       1,636,248      1,636,248
                                                                                    --------------------------------------------
CONSTRUCTION MATERIALS (0.2%)
CEMEX ADR                                    --          31,192        31,192(b)               --       1,013,740      1,013,740
                                                                                    --------------------------------------------
MEDIA (0.4%)
Grupo Televisa ADR                           --          68,325        68,325                  --       1,916,516      1,916,516
                                                                                    --------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
America Movil ADR Series L                   --          37,011        37,011                  --       1,944,188      1,944,188
                                                                                    --------------------------------------------
NETHERLANDS (7.2%)
CHEMICALS ( -- %)
Akzo Nobel                                2,676              --         2,676             214,739              --        214,739
                                                                                    --------------------------------------------
COMMERCIAL BANKS (1.4%)
ABN AMRO Holding                        135,665              --       135,665           6,581,602              --      6,581,602
                                                                                    --------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  (0.1%)
Vedior                                       --          18,650        18,650                  --         495,308        495,308
                                                                                    --------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  (0.5%)
ING Groep                                46,202              --        46,202           2,104,219              --      2,104,219
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.2%)
Koninklijke (Royal) KPN                  51,102              --        51,102             867,530              --        867,530
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING (0.1%)
Koninklijke Ahold                        22,956              --        22,956(b)          292,364              --        292,364
                                                                                    --------------------------------------------
FOOD PRODUCTS (0.3%)
Unilever                                 44,718              --        44,718           1,364,513              --      1,364,513
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
HOUSEHOLD DURABLES (0.1%)
Koninklijke Philips Electronics              --          14,140        14,140        $         --    $    580,613   $    580,613
                                                                                    --------------------------------------------
INSURANCE (0.5%)
Aegon                                    76,983          44,717       121,700           1,588,695         922,823      2,511,518
                                                                                    --------------------------------------------
MEDIA (0.2%)
Reed Elsevier                            40,650              --        40,650             764,007              --        764,007
                                                                                    --------------------------------------------
METALS & MINING (0.9%)
Arcelor Mittal                           73,721              --        73,721           3,940,039              --      3,940,039
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (2.7%)
Royal Dutch Shell Series A              289,097          52,341       341,438          10,041,371       1,817,600     11,858,971
Royal Dutch Shell Series B               14,689              --        14,689             517,256              --        517,256
                                                                                    --------------------------------------------
Total                                                                                  10,558,627       1,817,600     12,376,227
                                                                                    --------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
  (REITS) (0.2%)
Corio                                     2,911              --         2,911             257,850              --        257,850
Rodamco Europe                            1,983              --         1,983             292,002              --        292,002
Wereldhave                                1,276              --         1,276             184,570              --        184,570
                                                                                    --------------------------------------------
Total                                                                                     734,422              --        734,422
                                                                                    --------------------------------------------
NORWAY (0.9%)
CHEMICALS (0.1%)
Yara Intl                                16,100              --        16,100             469,698              --        469,698
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.2%)
DNB NOR                                  60,300              --        60,300             860,576              --        860,576
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
Telenor                                  23,100              --        23,100             430,025              --        430,025
                                                                                    --------------------------------------------
INDUSTRIAL CONGLOMERATES (0.2%)
Orkla                                    74,500              --        74,500           1,188,013              --      1,188,013
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.3%)
Norsk Hydro                              18,750              --        18,750             646,488              --        646,488
Statoil                                  18,350              --        18,350             513,716              --        513,716
                                                                                    --------------------------------------------
Total                                                                                   1,160,204              --      1,160,204
                                                                                    --------------------------------------------
PORTUGAL (0.1%)
ELECTRIC UTILITIES
Energias de Portugal                     73,517              --        73,517             402,259              --        402,259
                                                                                    --------------------------------------------
SINGAPORE (1.4%)
AIRLINES (0.1%)
Singapore Airlines                       48,000              --        48,000             571,578              --        571,578
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.6%)
DBS Group Holdings                           --          81,020        81,020                  --       1,124,285      1,124,285
Oversea-Chinese Banking                 197,000              --       197,000           1,157,659              --      1,157,659
United Overseas Bank                         --          32,700        32,700                  --         457,203        457,203
                                                                                    --------------------------------------------
Total                                                                                   1,157,659       1,581,488      2,739,147
                                                                                    --------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  (0.1%)
Singapore Exchange                       59,000              --        59,000             282,864              --        282,864
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
SingTel                                 199,000              --       199,000             432,185              --        432,185
                                                                                    --------------------------------------------
INDUSTRIAL CONGLOMERATES ( -- %)
SembCorp Inds                            53,000              --        53,000             168,949              --        168,949
                                                                                    --------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT (0.5%)
CapitaLand                               73,000         293,000       366,000             403,847       1,620,919      2,024,766
City Developments                        44,000              --        44,000             460,804              --        460,804
                                                                                    --------------------------------------------
Total                                                                                     864,651       1,620,919      2,485,570
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
SOUTH AFRICA (0.1%)
COMMERCIAL BANKS
Nedbank Group                                --          27,545        27,545        $         --    $    587,029   $    587,029
                                                                                    --------------------------------------------
SOUTH KOREA (0.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
KT ADR                                       --          23,980        23,980                  --         543,387        543,387
                                                                                    --------------------------------------------
ELECTRIC UTILITIES (0.1%)
Korea Electric Power ADR                     --          20,880        20,880                  --         431,798        431,798
                                                                                    --------------------------------------------
HOUSEHOLD DURABLES (0.1%)
LG Electronics                               --           5,380         5,380                  --         359,168        359,168
                                                                                    --------------------------------------------
METALS & MINING (0.1%)
POSCO                                        --           1,260         1,260                  --         528,915        528,915
                                                                                    --------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT (0.1%)
Samsung Electronics                          --             921           921                  --         563,791        563,791
                                                                                    --------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
SK Telecom ADR                               --          22,800        22,800                  --         566,124        566,124
                                                                                    --------------------------------------------
SPAIN (1.7%)
AIRLINES ( -- %)
Iberia Lineas Aereas de Espana           49,917              --        49,917             256,654              --        256,654
                                                                                    --------------------------------------------
COMMERCIAL BANKS (0.3%)
Banco Bilbao Vizcaya Argentaria           8,719              --         8,719             208,453              --        208,453
Banco Popular Espanol                    25,307              --        25,307             501,208              --        501,208
Banco Santander Central Hispano              --          42,690        42,690                  --         768,324        768,324
                                                                                    --------------------------------------------
Total                                                                                     709,661         768,324      1,477,985
                                                                                    --------------------------------------------
CONSTRUCTION & ENGINEERING (0.2%)
ACS Actividades de Construccion y
  Servicios                               7,471              --         7,471             463,046              --        463,046
Fomento de Construcciones y
  Contratas                               1,383              --         1,383             128,584              --        128,584
Sacyr Vallehermoso                        4,667              --         4,667             243,697              --        243,697
                                                                                    --------------------------------------------
Total                                                                                     835,327              --        835,327
                                                                                    --------------------------------------------
ELECTRIC UTILITIES (0.2%)
Iberdrola                                15,303              --        15,303             758,493              --        758,493
                                                                                    --------------------------------------------
ELECTRICAL EQUIPMENT ( -- %)
Gamesa Tecnologica                        7,349              --         7,349             253,160              --        253,160
                                                                                    --------------------------------------------
GAS UTILITIES (0.2%)
Gas Natural SDG                          15,346              --        15,346             771,953              --        771,953
                                                                                    --------------------------------------------
METALS & MINING ( -- %)
Acerinox                                  9,847              --         9,847             232,457              --        232,457
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.6%)
Repsol YPF                               55,217          23,690        78,907           1,818,961         780,397      2,599,358
                                                                                    --------------------------------------------
SPECIALTY RETAIL (0.2%)
Inditex                                  13,338              --        13,338             820,451              --        820,451
                                                                                    --------------------------------------------
SWEDEN (2.6%)
COMMERCIAL BANKS (0.1%)
Nordea Bank                               9,500              --         9,500             164,297              --        164,297
Svenska Handelsbanken Series A            8,200              --         8,200             250,029              --        250,029
                                                                                    --------------------------------------------
Total                                                                                     414,326              --        414,326
                                                                                    --------------------------------------------
COMMUNICATIONS EQUIPMENT (0.1%)
Telefonaktiebolaget LM Ericsson
  ADR                                        --           2,710         2,710                  --         103,441        103,441
Telefonaktiebolaget LM Ericsson
  Series B                                   --          89,500        89,500                  --         342,043        342,043
                                                                                    --------------------------------------------
Total                                                                                          --         445,484        445,484
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.2%)
TeliaSonera                             101,500              --       101,500        $    821,600    $         --   $    821,600
                                                                                    --------------------------------------------
HOUSEHOLD DURABLES (0.2%)
Electrolux Series B                      30,600              --        30,600             795,606              --        795,606
                                                                                    --------------------------------------------
MACHINERY (1.4%)
Alfa Laval                                5,000              --         5,000             303,970              --        303,970
Sandvik                                  88,600              --        88,600           1,690,147              --      1,690,147
Scania Series B                           7,650              --         7,650             731,029              --        731,029
Volvo Series A                           12,500              --        12,500(b)           46,649              --         46,649
Volvo Series A                           62,500              --        62,500           1,240,052              --      1,240,052
Volvo Series B                           89,000          34,240       123,240           1,747,051         672,124      2,419,175
Volvo Series B                           17,800           6,848        24,648(b)           66,428          25,556         91,984
                                                                                    --------------------------------------------
Total                                                                                   5,825,326         697,680      6,523,006
                                                                                    --------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)
Svenska Cellulosa Series B               16,200           2,440        18,640             833,310         125,511        958,821
                                                                                    --------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT (0.1%)
Fabege                                   11,200              --        11,200             298,372              --        298,372
                                                                                    --------------------------------------------
SPECIALTY RETAIL (0.3%)
Hennes & Mauritz Series B                22,850              --        22,850           1,510,793              --      1,510,793
                                                                                    --------------------------------------------
SWITZERLAND (6.4%)
BIOTECHNOLOGY (0.1%)
Actelion                                     --           2,447         2,447(b)               --         581,389        581,389
                                                                                    --------------------------------------------
BUILDING PRODUCTS (0.1%)
Geberit                                     171              --           171             303,695              --        303,695
                                                                                    --------------------------------------------
CAPITAL MARKETS (0.9%)
UBS                                          --          61,906        61,906                  --       4,023,371      4,023,371
                                                                                    --------------------------------------------
CHEMICALS (1.5%)
Ciba Specialty Chemicals                  3,922          19,347        23,269             259,135       1,278,297      1,537,432
Clairant                                     --          24,870        24,870(b)               --         411,230        411,230
Lonza Group                                  --          22,777        22,777                  --       2,225,983      2,225,983
Syngenta                                  1,478          11,494        12,972(b)          293,618       2,283,389      2,577,007
                                                                                    --------------------------------------------
Total                                                                                     552,753       6,198,899      6,751,652
                                                                                    --------------------------------------------
CONSTRUCTION MATERIALS (0.6%)
Holcim                                       --          24,691        24,691                  --       2,645,018      2,645,018
                                                                                    --------------------------------------------
ELECTRICAL EQUIPMENT (0.5%)
ABB                                      47,280          61,814       109,094             944,822       1,235,263      2,180,085
                                                                                    --------------------------------------------
FOOD PRODUCTS (0.6%)
Nestle                                       --           7,033         7,033                  --       2,784,258      2,784,258
                                                                                    --------------------------------------------
INSURANCE (0.7%)
Swiss Reinsurance                            --          22,854        22,854                  --       2,148,364      2,148,364
Zurich Financial Services                 4,555              --         4,555           1,321,781              --      1,321,781
                                                                                    --------------------------------------------
Total                                                                                   1,321,781       2,148,364      3,470,145
                                                                                    --------------------------------------------
MACHINERY ( -- %)
Sulzer                                      201              --           201             264,230              --        264,230
                                                                                    --------------------------------------------
METALS & MINING (0.2%)
Xstrata                                  18,858              --        18,858             981,272              --        981,272
                                                                                    --------------------------------------------
PHARMACEUTICALS (1.1%)
Novartis                                     --          41,130        41,130                  --       2,389,576      2,389,576
Roche Holding                                --          12,992        12,992                  --       2,446,587      2,446,587
                                                                                    --------------------------------------------
Total                                                                                          --       4,836,163      4,836,163
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT ( -- %)
OC Oerlikon                                 392              --           392(b)     $    210,929    $         --   $    210,929
                                                                                    --------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  (0.1%)
Swatch Group Series B                     1,623              --         1,623             465,059              --        465,059
                                                                                    --------------------------------------------
TAIWAN (0.1%)
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT
United Microelectronics ADR                  --         183,525       183,525                  --         601,962        601,962
                                                                                    --------------------------------------------
UNITED KINGDOM (20.0%)
AEROSPACE & DEFENSE (0.6%)
BAE Systems                                  --         286,341       286,341                  --       2,595,559      2,595,559
                                                                                    --------------------------------------------
AIRLINES (0.1%)
British Airways                          27,460              --        27,460(b)          276,233              --        276,233
                                                                                    --------------------------------------------
AUTO COMPONENTS (0.1%)
GKN                                      35,743              --        35,743             273,249              --        273,249
                                                                                    --------------------------------------------
BEVERAGES (0.5%)
Diageo                                       --          51,550        51,550                  --       1,086,626      1,086,626
SABMiller                                    --          46,890        46,890                  --       1,108,350      1,108,350
                                                                                    --------------------------------------------
Total                                                                                          --       2,194,976      2,194,976
                                                                                    --------------------------------------------
CAPITAL MARKETS (0.7%)
3i Group                                  8,612              --         8,612             197,820              --        197,820
Man Group                                86,165         189,896       276,061             964,746       2,126,168      3,090,914
                                                                                    --------------------------------------------
Total                                                                                   1,162,566       2,126,168      3,288,734
                                                                                    --------------------------------------------
CHEMICALS (0.1%)
Imperial Chemical Inds                   62,954              --        62,954             666,565              --        666,565
                                                                                    --------------------------------------------
COMMERCIAL BANKS (3.0%)
Barclays                                152,776              --       152,776           2,205,495              --      2,205,495
HBOS                                    108,145          38,606       146,751           2,320,658         828,437      3,149,095
HSBC Holdings                                --         130,857       130,857                  --       2,414,351      2,414,351
Lloyds TSB Group                        194,132              --       194,132           2,241,616              --      2,241,616
Royal Bank of Scotland Group             46,598          45,873        92,471           1,784,108       1,756,350      3,540,458
                                                                                    --------------------------------------------
Total                                                                                   8,551,877       4,999,138     13,551,015
                                                                                    --------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  (0.6%)
Capita Group                             12,930              --        12,930             181,641              --        181,641
Rentokil Initial                             --         378,110       378,110                  --       1,303,125      1,303,125
Serco Group                              21,455              --        21,455             210,513              --        210,513
                                                                                    --------------------------------------------
Total                                                                                     392,154       1,303,125      1,695,279
                                                                                    --------------------------------------------
CONTAINERS & PACKAGING (0.1%)
Rexam                                        --          45,800        45,800                  --         479,410        479,410
                                                                                    --------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.8%)
BT Group                                451,685              --       451,685           2,841,145              --      2,841,145
Cable & Wireless                        180,943              --       180,943             665,896              --        665,896
                                                                                    --------------------------------------------
Total                                                                                   3,507,041              --      3,507,041
                                                                                    --------------------------------------------
ELECTRIC UTILITIES (0.3%)
British Energy Group                         --          49,419        49,419(b)               --         508,918        508,918
Scottish & Southern Energy               32,868              --        32,868             982,527              --        982,527
                                                                                    --------------------------------------------
Total                                                                                     982,527         508,918      1,491,445
                                                                                    --------------------------------------------
FOOD & STAPLES RETAILING (1.5%)
Alliance Boots                           29,784              --        29,784             664,514              --        664,514
J Sainsbury                              95,120              --        95,120           1,083,803              --      1,083,803
Tesco                                    81,782         479,024       560,806             752,015       4,404,799      5,156,814
                                                                                    --------------------------------------------
Total                                                                                   2,500,332       4,404,799      6,905,131
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
FOOD PRODUCTS (0.8%)
Tate & Lyle                              14,211              --        14,211        $    176,210    $         --   $    176,210
Unilever                                 40,871          77,103       117,974           1,278,671       2,412,210      3,690,881
                                                                                    --------------------------------------------
Total                                                                                   1,454,881       2,412,210      3,867,091
                                                                                    --------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES
  (0.1%)
Smith & Nephew                           35,362              --        35,362             441,212              --        441,212
                                                                                    --------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  (0.5%)
Compass Group                           108,935              --       108,935             787,797              --        787,797
Enterprise Inns                          14,332              --        14,332             182,553              --        182,553
InterContinental Hotels Group            13,941              --        13,941             336,331              --        336,331
Ladbrokes                                33,509              --        33,509             271,625              --        271,625
Punch Taverns                            14,044              --        14,044             362,678              --        362,678
Whitbread                                13,458              --        13,458             505,337              --        505,337
                                                                                    --------------------------------------------
Total                                                                                   2,446,321              --      2,446,321
                                                                                    --------------------------------------------
HOUSEHOLD DURABLES (0.3%)
Barratt Developments                      7,857              --         7,857             169,139              --        169,139
Bellway                                   7,539              --         7,539             227,008              --        227,008
Berkeley Group Holdings Unit              5,875              --         5,875(b)          202,252              --        202,252
George Wimpey                            34,569              --        34,569             400,452              --        400,452
Taylor Woodrow                           53,729              --        53,729             517,656              --        517,656
                                                                                    --------------------------------------------
Total                                                                                   1,516,507              --      1,516,507
                                                                                    --------------------------------------------
HOUSEHOLD PRODUCTS (0.3%)
Reckitt Benckiser                            --          23,524        23,524                  --       1,286,863      1,286,863
                                                                                    --------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS ( -- %)
Intl Power                               25,692              --        25,692             224,633              --        224,633
                                                                                    --------------------------------------------
INDUSTRIAL CONGLOMERATES (0.2%)
Smiths Group                                 --          32,210        32,210                  --         694,516        694,516
Tomkins                                  46,074              --        46,074             242,892              --        242,892
                                                                                    --------------------------------------------
Total                                                                                     242,892         694,516        937,408
                                                                                    --------------------------------------------
INSURANCE (1.1%)
Aviva                                    67,905              --        67,905           1,065,307              --      1,065,307
Friends Provident                            --         268,490       268,490                  --       1,010,842      1,010,842
Legal & General Group                    68,432              --        68,432             209,854              --        209,854
Old Mutual                              411,237         313,830       725,067           1,459,418       1,113,735      2,573,153
                                                                                    --------------------------------------------
Total                                                                                   2,734,579       2,124,577      4,859,156
                                                                                    --------------------------------------------
MACHINERY (0.1%)
Invensys                                 49,165              --        49,165(b)          322,726              --        322,726
                                                                                    --------------------------------------------
MEDIA (1.1%)
British Sky Broadcasting Group ADR           --         146,901       146,901                  --       1,682,462      1,682,462
Reed Elsevier                           112,425          84,470       196,895           1,423,577       1,069,598      2,493,175
Reuters Group                            33,011              --        33,011             313,643              --        313,643
Trinity Mirror                               --          61,020        61,020                  --         649,513        649,513
                                                                                    --------------------------------------------
Total                                                                                   1,737,220       3,401,573      5,138,793
                                                                                    --------------------------------------------
METALS & MINING (0.5%)
BHP Billiton                                 --          34,100        34,100                  --         761,910        761,910
Rio Tinto                                    --          26,325        26,325                  --       1,599,572      1,599,572
                                                                                    --------------------------------------------
Total                                                                                          --       2,361,482      2,361,482
                                                                                    --------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES          SHARES        SHARES           VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                     RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                     DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL   PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND     EQUITY FUND     COMBINED        EQUITY FUND     EQUITY FUND      COMBINED
MULTILINE RETAIL (0.3%)
Debenhams                                    --         196,530       196,530        $         --    $    565,187   $    565,187
Marks & Spencer Group                    51,132              --        51,132             754,203              --        754,203
                                                                                    --------------------------------------------
Total                                                                                     754,203         565,187      1,319,390
                                                                                    --------------------------------------------
MULIT-UTILITIES (1.7%)
Centrica                                266,822          73,170       339,992           2,055,933         563,794      2,619,727
Natl Grid                                83,758              --        83,758           1,315,056              --      1,315,056
United Utilities                         39,907              --        39,907             594,821              --        594,821
                                                                                    --------------------------------------------
Total                                                                                   3,965,810         563,794      4,529,604
                                                                                    --------------------------------------------
OIL, GAS & CONSUMABLE FUELS (0.9%)
BP                                      168,895         207,927       376,822           1,894,692       2,332,560      4,227,252
                                                                                    --------------------------------------------
PHARMACEUTICALS (0.7%)
AstraZeneca                              18,650              --        18,650           1,014,261              --      1,014,261
GlaxoSmithKline                              --          84,145        84,145                  --       2,426,919      2,426,919
                                                                                    --------------------------------------------
Total                                                                                   1,014,261       2,426,919      3,441,180
                                                                                    --------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
  (REITS) (0.3%)
British Land                             13,471              --        13,471             393,460              --        393,460
Great Portland Estates                   12,039              --        12,039             172,235              --        172,235
Hammerson                                13,843              --        13,843             418,634              --        418,634
Land Securities Group                     5,693              --         5,693             221,621              --        221,621
Liberty Intl                              6,110              --         6,110             146,501              --        146,501
                                                                                    --------------------------------------------
Total                                                                                   1,352,451              --      1,352,451
                                                                                    --------------------------------------------
ROAD & RAIL (0.1%)
FirstGroup                               19,116              --        19,116             250,986              --        250,986
Natl Express Group                       11,676              --        11,676             283,706              --        283,706
Stagecoach Group                         41,900              --        41,900             154,709              --        154,709
                                                                                    --------------------------------------------
Total                                                                                     689,401              --        689,401
                                                                                    --------------------------------------------
SPECIALTY RETAIL (0.2%)
DSG Intl                                 53,358              --        53,358             170,801              --        170,801
Kingfisher                              125,771              --       125,771             680,994              --        680,994
                                                                                    --------------------------------------------
Total                                                                                     851,795              --        851,795
                                                                                    --------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  (0.1%)
Burberry Group                           18,079              --        18,079             248,361              --        248,361
                                                                                    --------------------------------------------
THRIFTS & MORTGAGE FINANCE (0.3%)
Northern Rock                                --          70,320        70,320                  --       1,503,637      1,503,637
                                                                                    --------------------------------------------
TOBACCO (0.1%)
Imperial Tobacco Group                    9,014              --         9,014             392,879              --        392,879
                                                                                    --------------------------------------------
WATER UTILITIES ( -- %)
Severn Trent                              6,159              --         6,159             182,160              --        182,160
                                                                                    --------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.7%)
Vodafone Group                        2,179,708         584,840     2,764,548           6,200,927       1,663,778      7,864,705
                                                                                    --------------------------------------------
UNITED STATES (3.0%)
DIVERSIFIED FINANCIAL SERVICES
  (2.5%)
iShares MSCI Emerging Markets
  Index Fund                             85,500              --        85,500          10,302,749              --     10,302,749
Vanguard Emerging Markets Index
  Fund                                   14,000              --        14,000           1,142,400              --      1,142,400
                                                                                    --------------------------------------------
Total                                                                                  11,445,149              --     11,445,149
                                                                                    --------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.5%)
Schlumberger                                 --          28,803        28,803                  --       2,126,525      2,126,525
--------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $382,035,005)                                                                 $219,871,196    $208,896,469   $428,767,665
--------------------------------------------------------------------------------------------------------------------------------

 PREFERRED STOCKS (0.4%)

ISSUER                                  SHARES          SHARES        SHARES            VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                      RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                      DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL    PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND    EQUITY   FUND    COMBINED         EQUITY FUND    EQUITY   FUND     COMBINED
GERMANY
Henkel                                     2,839          2,420          5,259        $    446,304    $    380,435   $    826,739
Porsche                                      161             --            161             269,641              --        269,641
Volkswagen                                 7,945             --          7,945             802,997              --        802,997
---------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,582,600)                                                                    $  1,518,942    $    380,435   $  1,899,377
---------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (3.0%)(D)

ISSUER                                  SHARES          SHARES        SHARES            VALUE(A)        VALUE(A)       VALUE(A)

                                     RIVERSOURCE                                      RIVERSOURCE
                                     DISCIPLINED     RIVERSOURCE                      DISCIPLINED     RIVERSOURCE
                                    INTERNATIONAL   INTERNATIONAL    PRO FORMA       INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                     EQUITY FUND    EQUITY   FUND    COMBINED         EQUITY FUND    EQUITY   FUND     COMBINED
RiverSource Short-Term Cash Fund      10,506,574      3,243,442     13,750,016(e)     $ 10,506,574    $  3,243,442   $ 13,750,016

---------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
  (Cost: $13,750,016)                                                                 $ 10,506,574    $  3,243,442   $ 13,750,016
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost: $397,367,621)(f)                                                             $231,896,712    $212,520,346   $444,417,058
---------------------------------------------------------------------------------------------------------------------------------


 NOTES TO COMBINED INVESTMENTS IN SECURITIES




   (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

   (B) Non-income producing.

   (C) Foreign security values are stated in U.S. dollars.

   (D) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                               CONTRACTS
----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones Euro STOXX 50, June 2007                                                159
Financial Times Stock Exchange 100 Index, June 2007                                38
Nikkei 225, June 2007                                                              53


   (E) Affiliated Money Market Fund -- See Note 6 and/or 7 to the financial statements in the annual report.

   (F) At April 30, 2007, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                               RIVERSOURCE
                                                               DISCIPLINED     RIVERSOURCE
                                                              INTERNATIONAL   INTERNATIONAL     PRO FORMA
                                                               EQUITY FUND    EQUITY   FUND     COMBINED
Cost of securities for federal income tax purposes:            $215,984,000    $181,384,000   $397,368,000
Unrealized appreciation                                        $ 17,531,000    $ 33,613,000   $ 51,144,000
Unrealized depreciation                                          (1,618,000)     (2,477,000)    (4,095,000)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                    $ 15,913,000    $ 31,136,000   $ 47,049,000
----------------------------------------------------------------------------------------------------------




The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a)   Articles of Incorporation, as amended November 10, 1988, filed as
         Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(b) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(c) Articles of Amendment, dated November 14, 2002, filed electronically Registration Statement No. 2-38355, are incorporated by reference.

(1)(d) Articles of Amendment, dated April 21, 2006, filed electronically on or about Sept. 27, 2006 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 are incorporated by reference.

(1)(e) Certificate of Designation, dated Nov. 28, 2006, filed electronically on or about Sept. 26, 2007 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-38355 is incorporated by reference.

(2)      By-laws, as amended January 11, 2001 filed electronically as Exhibit
         (b) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Sept. 27, 2006 as Exhibit (d) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 is incorporated by reference.

(7)(a) Distribution Agreement, effective Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 29, 2007 as Exhibit (e)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(7)(b) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of May 1, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about May 29, 2007 as Exhibit (e)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(7)(c) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(d) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8)      Not applicable.

(9)(a) Custodian Agreement, dated Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and Ameriprise Trust Company filed electronically on or about May 29, 2007 as Exhibit (g)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(9)(b) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(9)(c) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(d) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution, dated May 1, 2006, amended and restated as of May 1, 2007, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 29, 2007 as Exhibit
         (m)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(10)(b) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated as of May 1, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about May 29, 2007 as Exhibit (m)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(10)(c) Rule 18f -- 3(d) Plan, amended and restated as of Dec. 11, 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (n) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(12)     Tax opinion to be filed by Amendment.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and Ameriprise Financial, Inc. filed electronically on or about June 28, 2007 as Exhibit (h)(1) to RiverSource Retirement Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-131683 is incorporated by reference.

(13)(b) Master Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated as of May 1, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2007 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2007 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(13)(d) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(13)(e) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, amended and restated as of May 1, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc., RiverSource Distributors, Inc. and the RiverSource Funds filed electronically on or about June 28, 2007 as Exhibit (h)(4) to RiverSource Retirement Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-131683 is incorporated by reference.

(14) Consent of Independent Registered Public Accounting Firm to be filed by Amendment.

(15)     Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Sept. 11, 2007, is filed electronically herewith as Exhibit (16).

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit
         (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(17)(c) Prospectus, dated July 30, 2007, for RiverSource Fundamental Growth Fund to be filed by Amendment.

(17)(d) Prospectus, dated Sept. 28, 2007, for RiverSource Growth Fund to be filed by Amendment.

(17)(e) Statement of Additional Information, dated Nov. 29, 2007, for RiverSource Fundamental Growth Fund and RiverSource Growth Fund to be filed by Amendment.

(17)(f) Annual Report for the period ended May 31, 2007 for RiverSource Fundamental Growth Fund to be filed by Amendment.

(17)(g) Annual Report for the period ended July 31, 2007 for RiverSource Fundamental Growth Fund to be filed by Amendment.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the 12th day of Oct., 2007.

RIVERSOURCE LARGE CAP SERIES, INC.

By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President

By       /s/ Jeffrey P. Fox
         -----------------------
         Jeffrey P. Fox
         Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of Oct., 2007.

Signature                                   Capacity


/s/      Stephen R. Lewis, Jr.*             Chair of the Board
--------------------------------------
         Stephen R. Lewis, Jr.

/s/      Kathleen A. Blatz*                 Director
--------------------------------------
         Kathleen A. Blatz

/s/      Arne H. Carlson*                   Director
--------------------------------------
         Arne H. Carlson

/s/      Pamela G. Carlton*                 Director
--------------------------------------
         Pamela G. Carlton

/s/      Patricia M. Flynn*                 Director
--------------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*                     Director
--------------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*                   Director
--------------------------------------
         Jeffrey Laikind

/s/      Catherine James Paglia*            Director
--------------------------------------
         Catherine James Paglia

/s/      Alison Taunton-Rigby*              Director
--------------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*               Director
--------------------------------------
         William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically herewith as Exhibit (16), by:


/s/  Scott R. Plummer
--------------------------------------
     Scott R. Plummer

                                  EXHIBIT INDEX

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Sept.11, 2007.